                                                     Registration No. 333-05593
                                                     Registration No. 811-07659
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                --------------

                                    FORM N-4


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

           Pre-Effective Amendment No.                                  [ ]
                                       ---
           Post-Effective Amendment No.  1                              [X]
                                        ---


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]

           Amendment No.  3                                             [X]


                        (Check appropriate box or boxes)

                                --------------
                            SEPARATE ACCOUNT No. 49
                                       of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                                --------------


           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

                  787 Seventh Avenue, New York, New York 10019
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234


                                --------------


                               JONATHAN E. GAINES
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)

                                --------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                        Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

 [ ]     Immediately upon filing pursuant to paragraph (b) of Rule 485 .

 [ ]     On (date) pursuant to paragraph (b) of Rule 485.

 [X]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

 [ ]     On (date) pursuant to paragraph (a)(1) of Rule 485.

 [ ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

 [ ]     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

 [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

             ------------------------------------------------------

         The Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2.

         The Rule 24f-2 Notice of the Registrant for fiscal year 1996 was filed on February 28, 1997.

                                    NOTE

This Post-Effective Amendment No. 1 to the Form N-4 Registration Statement
No. 333-05593 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account
No. 49 ("Separate Account") is being filed for the purpose of including in the Registration Statement two new prospectuses and statements of additional information ("SAI") of Equitable Life and the Separate Account, and exhibits, relating to Equitable Life's Rollover IRA and Accumulator fixed and variable annuity products. The Registration Statement, which was declared effective on October 16, 1996, contained Rollover IRA and Accumulator prospectuses and SAIs, each dated October 16, 1996, for offerings of fixed and variable annuity products currently in progress. For purposes of the continued effectiveness of the aforesaid two October 16, 1996 prospectuses and SAIs, this Post-Effective Amendment No. 1 shall not be deemed to amend such prospectuses and SAIs.

                             CROSS REFERENCE SHEET
                SHOWING LOCATION OF INFORMATION IN PROSPECTUSES
                -----------------------------------------------

         FORM N-4 ITEM                                          PROSPECTUS CAPTION
         -------------                                          ------------------
 1.      Cover Page                                             Cover Page

 2.      Definitions                                            General Terms

 3.      Synopsis                                               (See Profile of Prospectus)

 4.      Condensed Financial                                    Not Applicable
         Information

 5.      General Description of                                 Part 1: Equitable Life,
         Registrant, Depositor and                              The Separate Account
         Portfolio Companies                                    and The Investment Funds

 6.      Deductions and Expenses                                Part 4:  Provisions of the
                                                                Certificates and Services We
                                                                Provide - Distribution of the
                                                                Certificates, Part 5:  Deductions
                                                                and Charges

 7.      General Description of                                 Part 4:  Provisions of
         Variable Annuity Contracts                             the Certificates and Services We
                                                                Provide

 8.      Annuity Period                                         Part 4:  Provisions of the
                                                                Certificates and Services We
                                                                Provide

 9.      Death Benefit                                          Part 4:  Provisions of the
                                                                Certificates and Services We
                                                                Provide - Death Benefit

10.      Purchases and Contract Value                           Part 2:  Investment Performance,
                                                                Part 4:  Provisions of the
                                                                Certificates and Services We
                                                                Provide

                             CROSS REFERENCE SHEET
                SHOWING LOCATION OF INFORMATION IN PROSPECTUSES
                -----------------------------------------------

         FORM N-4 ITEM                                          PROSPECTUS CAPTION
         -------------                                          ------------------
11.      Redemptions                                            Part 4:  Provisions of the
                                                                Certificates and Services We
                                                                Provide - Surrendering the
                                                                Certificates to Receive the Cash
                                                                Value,- Income Annuity Options,
                                                                Part 5:  Deductions and Charges

12.      Taxes                                                  Part 7:  Tax Aspects of the
                                                                Certificates

13.      Legal Proceedings                                      Not Applicable

14.      Table of Contents of the                               Statement of
         Statement of Additional                                Additional
         Information                                            Information Table of
                                                                Contents



                             CROSS REFERENCE SHEET
                        SHOWING LOCATION OF INFORMATION
                    IN STATEMENTS OF ADDITIONAL INFORMATION
                    ---------------------------------------

                                                                STATEMENT OF ADDITIONAL
         FORM N-4 ITEM                                          INFORMATION CAPTION
         -------------                                          -------------------
15.      Cover Page                                             Cover Page

16.      Table of Contents                                      Table of Contents

17.      General Information                                    Prospectus - Part 1:
         and History                                            Equitable Life, The Separate
                                                                Account and The Investment Funds

18.      Services                                               Not Applicable

19.      Purchases of Securities                                Prospectus - Part
         Being Offered                                          4:  Provisions of the Certificates and
                                                                Services We Provide - Distribution of the
                                                                Certificates

20.      Underwriters                                           Prospectus - Part 4:
                                                                Provisions of the Certificates
                                                                and Services We Provide -
                                                                Distribution of the Certificates

21.      Calculation of Performance                             Accumulation
         Data                                                   Unit Values, Annuity Unit Values,
                                                                Money Market Fund Yield
                                                                Information, Intermediate
                                                                Government Securities Fund Yield
                                                                Information

22.      Annuity Payments                                       Annuity Unit Values

23.      Financial Statements                                   Financial Statements


                                                                    May 1, 1997



THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

               PROFILE OF THE ROLLOVER IRA AND CHOICE INCOME PLAN
          COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES


This Profile is a summary of some of the more important points that you should know and consider before purchasing a Certificate. The Certificate is more fully described in the prospectus which accompanies this Profile. Please read the prospectus carefully.


1. THE ANNUITY CERTIFICATE. The Rollover IRA Certificate is a qualified deferred annuity contract issued by Equitable Life. It is designed to provide for retirement income through the investment, during an accumulation phase, of rollover contributions, direct transfers from other individual retirement arrangements and additional individual retirement annuity, or IRA, contributions. You may invest in Investment Funds where your Certificate's value may vary up or down depending upon investment performance. You may also invest in Guarantee Periods, or "GIRO's" that when held to maturity provide guaranteed interest rates that we have set and a guarantee of principal. If you make any transfers or withdrawals, the GIRO's investment value may increase or decrease until maturity due to interest rate changes. Earnings accumulate under your Certificate on a tax-deferred basis until amounts are distributed. All amounts distributed are subject to income tax.

The Investment Funds offer a potential for better returns than those guaranteed under GIRO's, but the Investment Funds involve risk and you can lose money. You may make transfers among the Investment Funds and GIRO's, but certain age restrictions apply to transfers into GIRO's. The value of GIRO's prior to their maturity fluctuates and you can lose money on premature transfers.

We offer three types of Certificates, X, Y and Z Certificates each of which has a different set of charges. Z Certificates are offered only through persons unaffiliated with Equitable Life who do not receive compensation from Equitable Life.

The Certificate provides a number of distribution methods during the accumulation phase and for converting to annuity income. You can elect at issue of the Certificate for an additional charge, a guaranteed minimum income benefit or "GMIB," which guarantees a minimum amount of future lifetime income regardless of investment performance when converting to the IRA ASSURED PAYMENT OPTION at specified times. The IRA Assured Payment Option may also be elected if you desire to start receiving lifetime income immediately. When you elect the IRA Assured Payment Option, your Certificate's value will be reduced to guarantee lifetime income.

You may also elect IRA APO PLUS whereby a portion of your money is allocated to the IRA Assured Payment Option, and the remaining amount is invested in the Investment Funds. Every three years during the fixed period of the IRA Assured Payment Option, a portion of your money in the Investment Funds is applied to increase the guaranteed payments under the IRA Assured Payment Option.

2. ANNUITY PAYMENTS. You can have your Certificate's value applied to any of the following INCOME ANNUITY Options: (1) Life Annuity - payments for your life, (2) Life Annuity - Period Certain - payments for your life, but with payments continuing to the beneficiary for the balance of the 5, 10, 15 or 20 years (as you select) if you die before the end of the selected period; (3) Life Annuity - Refund Certain - payments for your life, with payments continuing to the beneficiary after your death until any remaining amount applied to this option runs out; and (4) Period Certain Annuity - payments for a specified period of time, usually 5, 10, 15 or 20 years, with no life contingencies. Options (2) and (3) are also available as a Joint and Survivor Annuity - payments for your life, and after your death, continuation of payments to the survivor for life. Income Annuity Options (other than the Refund Certain only available on a fixed basis) are available as a fixed annuity, or as a variable annuity, where the dollar amount of your payments will depend upon the investment performance of the Investment Funds. Once you begin receiving income annuity payments, you cannot change your annuity option.

3. PURCHASE. You can purchase a Certificate by rolling over or transferring at least $5,000 or more from one or more individual retirement arrangements. You may add additional amounts of $1,000 or more at any time (subject to certain restrictions). Additional amounts are limited to $2,000 per year, but additional rollover or transfer amounts are unlimited.

4. INVESTMENT OPTIONS. You may invest in any or all of the following Investment Funds, which invest in shares of corresponding portfolios of The Hudson River Trust (HR Trust) and EQ Advisors Trust (EQ Trust). The portfolios are described in the prospectuses for HR Trust and EQ Trust.

HR TRUST INVESTMENT FUNDS                                  EQ TRUST INVESTMENT FUNDS
----------------------------            ---------------------------------------------------------------------------
(Alliance) Aggressive Stock             T. Rowe Price International Stock            MFS Research

(Alliance) Common Stock                 T. Rowe Price Equity Income                  MFS Emerging Growth Companies

(Alliance) Small Cap                    EQ/Putnam Growth & Income Value              Morgan Stanley Emerging
                                                                                     Markets Equity

(Alliance) Equity Index                 EQ/Putnam International Equity               Warburg Pincus Small Company
                                                                                     Value

(Alliance) Global                       EQ/Putnam Investors Growth                   Merrill Lynch Global Allocation

(Alliance) High Yield                   EQ/ Putnam Balanced                          Merrill Lynch Basic Value

(Alliance) Money Market


You may also invest in one or more GIRO's currently maturing in years 1998 through 2007.


5. EXPENSES. Each type of Certificate has expenses as follows: As a percentage of assets in the Investment Funds, a daily charge is deducted for mortality and expense risks (including the guaranteed minimum death benefit (GMDB) charge) at an annual rate of (i) 1.10% under X and Y Certificates, and (ii) 0.60% under Z Certificates; a daily charge is deducted for administration expenses at an annual rate of 0.25% for each type of Certificate; and a daily charge is deducted for distribution expenses at an annual rate of 0.20% under Y Certificates. If GMIB is elected under X and Y Certificates, there is an annual combined GMDB/GMIB charge of 0.30% as a percentage of the GMIB benefit base. There is a charge of 0.50% under Z Certificates for an optional combined GMDB/GMIB benefit.

The charges for the portfolios of HR Trust range from 0.67% to 0.86% of the average daily assets of HR Trust portfolios, depending upon HR Trust portfolios selected (based on 1996 other expenses). The charges for the portfolios of EQ Trust range from 0.85% to 1.75% of the average daily assets of EQ Trust portfolio. These amounts are based on estimates and, for EQ Trust, a current expense cap. The Rule 12b-1 Plan fees for the portfolios of HR Trust and EQ Trust are 0.25% of the average daily assets of HR Trust and EQ Trust, respectively. Charges for state premium and other applicable taxes may also apply at the time you elect to start receiving income annuity payments.

Under X Certificates, a withdrawal charge is imposed as a percentage of each contribution withdrawn in excess of a free corridor amount, or if the Certificate is surrendered. The free corridor amount for withdrawals is 15% of the Certificate's value at the beginning of the year, except that under the IRA Assured Payment Option and IRA APO Plus it is 10%. The withdrawal charge does not apply under certain of the distribution methods available under the Certificate. When applicable, the withdrawal charge is determined in accordance with the table below, based on the year a contribution is withdrawn. The year in which we receive your contribution is "Year 1."

                                         Year of Contribution Withdrawal

                                    1       2        3        4        5        6       7        8+
                                    ---------------------------------------------------------------
Percentage of
Contribution                       7.0%    6.0%     5.0%     4.0%     3.0%     2.0%    1.0%     0.0%

The following chart is designed to help you understand the charges in the Certificate. The "Total Annual Charges" column shows the combined total of the Certificate charges and the portfolio charges, as shown in the first two columns. The last two columns show you two examples of the charges, in dollars, that you would pay under a Certificate. The examples assume that you invested $1,000 in a Certificate which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 3. For year 1, the Total Annual Charges are assessed as well as the withdrawal charge under X Certificates. For year 3, the example shows the aggregate of all the annual charges assessed for the 3 years, including the withdrawal charge under X Certificates. No charges for state premium and other applicable taxes are assumed in the examples.


                                                     X CERTIFICATES

                                                                                                              EXAMPLES
                                  TOTAL ANNUAL              TOTAL ANNUAL            TOTAL                     Total Annual
                                  CERTIFICATE               PORTFOLIO               ANNUAL                    Expenses at End of:
INVESTMENT FUND                   CHARGES                   CHARGES                 CHARGES                   (1)         (2)
                                                                                                              1 Year     3 Years
(Alliance) Aggressive Stock
(Alliance) Common Stock
(Alliance) Small Cap Growth
(Alliance) Equity Index
(Alliance) Global
(Alliance) High Yield                                       [TO BE INSERTED BY AMENDMENT]
(Alliance) Money Market
T. Rowe Price International
Stock
T. Rowe Price Equity Income
EQ/Putnam Growth & Income Value
EQ/Putnam International Equity
EQ/Putnam Investors Growth
EQ/ Putnam Balanced
MFS Research
MFS Emerging Growth Companies
Morgan Stanley Emerging Markets
Equity
Warburg Pincus Small Company
Value
Merrill Lynch Global Allocation
Merrill Lynch Basic Value

For Investment Funds investing in portfolios with less than 3 years of operations, charges have been estimated. The charges reflect any expense reimbursement or waiver. Portfolio charges to Investment Funds investing in EQ Trust portfolios reflect the expenses of publicly available mutual funds that are managed by the respective EQ fund advisers. These public funds are substantially similar to the EQ Trust portfolios whose shares are purchased by Investment funds of the Separate Account. For more detailed information, see the Fee Table in the prospectus.


                                                     Y CERTIFICATES
                                                                                                              EXAMPLES
                                                                                                              Total Annual
                                                                                                              Expenses at End of:
                                  TOTAL ANNUAL              TOTAL ANNUAL            TOTAL                     (1)        (2)
                                  CERTIFICATE               PORTFOLIO               ANNUAL                    1 Year   3 Years
INVESTMENT FUND                   CHARGES                   CHARGES                 CHARGES
(Alliance) Aggressive Stock
(Alliance) Common Stock
(Alliance) Small Cap Growth
(Alliance) Equity Index
(Alliance) Global
(Alliance) High Yield                                       [TO BE INSERTED BY AMENDMENT]
(Alliance) Money Market
T. Rowe Price International
Stock
T. Rowe Price Equity Income
EQ/Putnam Growth & Income Value
EQ/Putnam International Equity
EQ/Putnam Investors Growth
EQ/ Putnam Balanced
MFS Research
MFS Emerging Growth Companies
Morgan Stanley Emerging Markets
Equity
Warburg Pincus Small Company
Value
Merrill Lynch Global Allocation
Merrill Lynch Basic Value

For Investment Funds investing in portfolios with less than 3 years of operations, charges have been estimated. The charges reflect any expense reimbursement or waiver. Portfolio charges to Investment Funds investing in EQ Trust portfolios reflect the expenses of publicly available mutual funds that are managed by the respective EQ fund advisers. These public funds are substantially similar to the EQ Trust portfolios whose shares are purchased by Investment funds of the Separate Account. For more detailed information, see the Fee Table in the prospectus.


                                                     Z CERTIFICATES
                                                                                                              EXAMPLES
                                                                                                              Total Annual
                                                                                                              Expenses at End of:
                                  TOTAL ANNUAL              TOTAL ANNUAL            TOTAL                     (1)          (2)
                                  CERTIFICATE               PORTFOLIO               ANNUAL                    1 Year       3 Years
INVESTMENT FUND                   CHARGES                   CHARGES                 CHARGES
(Alliance) Aggressive Stock
(Alliance) Common Stock
(Alliance) Small Cap Growth
(Alliance) Equity Index
(Alliance) Global
(Alliance) High Yield                                       [TO BE INSERTED BY AMENDMENT]
(Alliance) Money Market
T. Rowe Price International
Stock
T. Rowe Price Equity Income
EQ/Putnam Growth & Income Value
EQ/Putnam International Equity
EQ/Putnam Investors Growth
EQ/ Putnam Balanced
MFS Research
MFS Emerging Growth Companies
Morgan Stanley Emerging Markets
Equity
Warburg Pincus Small Company
Value
Merrill Lynch Global Allocation
Merrill Lynch Basic Value

For Investment Funds investing in portfolios with less than 3 years of operations, charges have been estimated. The charges reflect any expense reimbursement or waiver. Portfolio charges to Investment Funds investing in EQ Trust portfolios reflect the expenses of publicly available mutual funds that are managed by the respective EQ fund advisers. These public funds are substantially similar to the EQ Trust portfolios whose shares are purchased by Investment funds of the Separate Account. For more detailed information, see the Fee Table in the prospectus.

6. TAXES. Your earnings are not taxed until distributions are made from your Certificate. If you are younger than age 59 1/2 when you receive any distributions, you may be charged a 10% Federal tax penalty on the amount received.

7. ACCESS TO YOUR MONEY. During the accumulation phase, you also may receive distributions under a Certificate through the following WITHDRAWAL OPTIONS: (1) Lump Sum Withdrawals of at least $1,000 may be taken at any time. Lump Sum Withdrawals are also available under the Choice Income Plan. (2) Substantially Equal Payment Withdrawals (if you are less than age 59 1/2), paid monthly, quarterly or annually based on life expectancy; (3) Systematic Withdrawals (if you are age 59 1/2 to 70), paid monthly, quarterly or annually, subject to certain restrictions, including a maximum percentage of your Certificate's value; and (4) Minimum Distribution Withdrawals (after you are age 70 1/2), which pays the minimum amount necessary to meet minimum distribution requirements in the Internal Revenue Cole. You also have access to your Certificate's value by surrendering the Certificate. All or a portion of certain withdrawals may be subject to a withdrawal charge under X Certificates to the extent that the withdrawal exceeds the free corridor amount. A free corridor amount does not apply to a surrender. Withdrawals and surrenders are subject to income tax and may be subject to a tax penalty.

8. PERFORMANCE. During the accumulation phase, your Certificate's value in the Investment Funds may vary up or down depending upon the investment performance of the Investment Funds you have selected. The following chart shows total returns for each Investment Fund for the time periods shown. The results indicated reflect all of the charges (including the combined GMDB/GMIB charge for the optional GMIB benefit), except for the withdrawal charge. If included, the withdrawal charge applicable to X Certificates and any premium taxes would reduce the performance numbers shown below. Past performance is not a guarantee of future results.

For periods prior to October 1996, the performance data for Investment funds investing in HR Trust portfolios does not reflect Rule 12b-1 fees. Performance data for Investment Funds investing in EQ Trust portfolios are presented on a hypothetical basis that reflect the actual investment experience of substantially similar publicly available mutual funds managed by the respective EQ Trust portfolio advisers.


                                                     X CERTIFICATES
                                                     CALENDAR YEAR

INVESTMENT FUND                     1996    1995     1994     1993     1992     1991    1990     1989     1988     1987
-----------------------------------------------------------------------------------------------------------------------

(Alliance) Aggressive Stock
(Alliance) Common Stock
(Alliance) Small Cap Growth
(Alliance) Equity Index
(Alliance) Global
(Alliance) High Yield
(Alliance) Money Market
T. Rowe Price International Stock
T. Rowe Price Equity Income
EQ/Putnam Growth & Income Value
EQ/Putnam International Equity
EQ/Putnam Investors Growth
EQ/ Putnam Balanced
MFS Research
MFS Emerging Growth Companies
Morgan Stanley Emerging Markets Equity
Warburg Pincus Small Company Value
Merrill Lynch Global Allocation
Merrill Lynch Basic Value




                                                     Y CERTIFICATES
                                                     CALENDAR YEAR

INVESTMENT FUND                     1996    1995     1994     1993     1992     1991    1990     1989     1988     1987
-----------------------------------------------------------------------------------------------------------------------
(Alliance) Aggressive Stock
(Alliance) Common Stock
(Alliance) Small Cap Growth
(Alliance) Equity Index
(Alliance) Global
(Alliance) High Yield
(Alliance) Money Market
T. Rowe Price International Stock
T. Rowe Price Equity Income
EQ/Putnam Growth & Income Value
EQ/Putnam International Equity
EQ/Putnam Investors Growth
EQ/ Putnam Balanced
MFS Research
MFS Emerging Growth Companies
Morgan Stanley Emerging Markets Equity
Warburg Pincus Small Company Value
Merrill Lynch Global Allocation
Merrill Lynch Basic Value



                                                     Z CERTIFICATES
                                                     CALENDAR YEAR

INVESTMENT FUND                     1996    1995     1994     1993     1992     1991    1990     1989     1988     1987
-----------------------------------------------------------------------------------------------------------------------
(Alliance) Aggressive Stock
(Alliance) Common Stock
(Alliance) Small Cap Growth
(Alliance) Equity Index
(Alliance) Global
(Alliance) High Yield
(Alliance) Money Market
T. Rowe Price International Stock
T. Rowe Price Equity Income
EQ/Putnam Growth & Income Value
EQ/Putnam International Equity
EQ/Putnam Investors Growth
EQ/ Putnam Balanced
MFS Research
MFS Emerging Growth Companies
Morgan Stanley Emerging Markets Equity
Warburg Pincus Small Company Value
Merrill Lynch Global Allocation
Merrill Lynch Basic Value

9. DEATH BENEFIT. If you die before amounts are applied under an income annuity option, the named beneficiary will be paid a death benefit. The death benefit is equal to (1) your Certificate's value in the Investment Funds and GIRO's, or if greater, the GMDB.

Under X and Y Certificates, if you are between the ages of 20 to 75, you choose one of two types of GMDB available under the Certificate: a "6% to Age 80 Roll Up" and an "Annual Ratchet to Age 80." Both types are described below. If you are between the ages of 76 through 78, you have the same GMDB options to choose from, but the GMDB will grow to age 85 instead of 80. Both benefits are based on the amount you initially put in and are adjusted for additional contributions and withdrawals.

6% to Age 80 Roll Up (Not available in New York) -- We add interest to the initial amount at 6% (4% for amounts in the Money Market Fund and GIRO's) through the Annuitant's age 80.

Annual Ratchet to Age 80 --This is the amount reset each year through the Annuitant's age 80 to your Certificate's value, if it is higher than the prior year's GMDB.

Under Z Certificates the GMDB is equal to the money you put in, less any money you take out. However, under Z Certificates if you elect the GMIB, discussed below, you must also elect one of the two types of GMDB indicated above.

10. OTHER INFORMATION.

GMIB. GMIB is an optional benefit that provides a minimum amount of guaranteed lifetime income for your future. When you are ready to convert (during specified periods of time) your Certificate's value to the IRA Assured Payment Option the minimum amount of lifetime income that will be provided will be the greater of (i) your GMIB or (ii) your Certificate's current value applied at current annuity purchase factors.

GMIB is available for election under Z Certificates only with an optional GMDB.

FREE LOOK. You can examine the Certificate for a period of 10 days after you receive it, and return it to us for a refund. The free look period is longer in some states.

Your refund will equal your Certificate's value, reflecting any investment gain or loss, in the Investment Funds, and any increase or decrease in the value of any amounts held in the GIRO's, through the date we receive your Certificate. Some states or Federal income tax regulations may require that we calculate the refund differently.

PRINCIPAL ASSURANCE. This option is designed to assure the return of your original amount invested on a GIRO maturity date, by putting a portion of your money in a particular GIRO, and the balance in the Investment Funds in any way you choose. Assuming that you make no transfers or withdrawals of the portion in the GIRO, such amount will grow to your original investment upon maturity.

REBALANCING. You can have your money automatically readjusted among the Investment Funds and GIRO's periodically in order to retain the proportional investments you select.

DOLLAR COST AVERAGING. You can elect at issue of your Certificate to allocate your contribution to the Money Market Fund and have a dollar amount transferred from the Money Market Fund into the other Investment Funds over the first twelve months, in which case Certificate charges will not be deducted during that period from amounts in the Money Market Fund. Or, you can elect to have a dollar amount or percentage transferred from the Money Market Fund into the other Investment Funds on a periodic basis over a longer period of time, and all applicable charges deducted from the value in the Money Market Fund will apply. Dollar cost averaging does not assure a profit or protect against a loss should market prices decline.

REPORTS. We will provide you with an annual statement of your Certificate's values as of the last day of each year, and three additional reports of your Certificate's values each year. You also will be provided with written confirmations of each financial transaction, and copies of annual and semi-annual statements of HR Trust and EQ Trust.

You may call toll-free at 1-800-789-7771 for a recording of daily Investment Fund values and guaranteed rates applicable to GIRO's.

11. INQUIRIES. If you need more information, please contact your registered representative. You may also contact us, at:

The Equitable Life Assurance Society of the United States
Income Management Group
P.O. Box 1547
Secaucus, NJ  07096-1547
Telephone 1-800-789-7771 and Fax 1-201-583-2224

                         PROSPECTUS FOR ROLLOVER IRA
                            AND CHOICE INCOME PLAN


                              DATED MAY 1, 1997


         COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES
                                  Issued By:
          The Equitable Life Assurance Society of the United States


This prospectus describes individual retirement annuity (IRA) certificates The Equitable Life Assurance Society of the United States (EQUITABLE LIFE, WE, OUR and US) offers under a combination variable and fixed deferred annuity contract (ROLLOVER IRA) issued on a group basis or as individual contracts. Enrollment under a group contract will be evidenced by issuance of a certificate. Certificates and individual contracts each will be referred to as "Certificates." Under the Rollover IRA we will accept only initial contributions that are rollover contributions or that are direct transfers from other individual retirement arrangements, as described in this prospectus. A minimum initial contribution of $5,000 is required to put a Certificate into effect. Class X, Y and Z Certificates are offered by this prospectus.


The Rollover IRA is designed to provide retirement income. Contributions accumulate on a tax-deferred basis and can be distributed under a number of different methods which are designed to be responsive to the owner's (CERTIFICATE OWNER, YOU and YOUR) objectives. The distribution methods include the Choice Income Plan featuring the IRA ASSURED PAYMENT OPTION, IRA Assured Payment Option Plus (IRA APO PLUS), and a variety of payout options, including variable annuities and fixed annuities. The IRA Assured Payment Option and IRA APO Plus are also available for election in the application if you are interested in receiving distributions rather than accumulating funds.


The Rollover IRA offers investment options (INVESTMENT OPTIONS) that permit you to create your own strategies. These Investment Options include 19 variable investment funds (INVESTMENT FUNDS) and each GUARANTEE PERIOD in the GUARANTEED PERIOD ACCOUNT.

We invest each Investment Fund in Class IB shares of a corresponding portfolio (PORTFOLIO) of The Hudson River Trust (HR TRUST) and EQ Advisors Trust (EQ TRUST), mutual funds whose shares are purchased by separate accounts of insurance companies. The prospectuses for HR Trust and EQ Trust, both of which accompany this prospectus, describe the investment objectives, policies and risks of the Portfolios.

The Investment Funds investing in corresponding Portfolios of HR Trust are:
(Alliance) Aggressive Stock, (Alliance) Common Stock, (Alliance) Small Cap Growth, (Alliance) Equity Index, (Alliance) Global, (Alliance) High Yield, and (Alliance) Money Market Funds.

The Investment Funds investing in corresponding Portfolios of EQ Trust are:
T. Rowe Price International Stock, T. Rowe Price Equity Income, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity, EQ/Putnam Investors Growth, EQ/Putnam Balanced, MFS Research, MFS Emerging Growth Companies, Morgan Stanley Emerging Markets Equity, Warburg Pincus Small Company Value, Merrill Lynch Global Allocation, and Merrill Lynch Basic Value Funds.

Amounts allocated to a Guarantee Period accumulate on a fixed basis and are credited with interest at a rate we set (GUARANTEED RATE) for the entire period. On each business day (BUSINESS DAY) we will determine the Guaranteed Rates available for amounts newly allocated to Guarantee Periods. A market value adjustment (positive or negative) will be made for withdrawals, transfers, surrender and certain other transactions from a Guarantee Period before its expiration date (EXPIRATION DATE). Each Guarantee Period has its own Guaranteed Rates. The Guarantee Periods currently available have Expiration Dates of February 15, in years 1998 through 2007 under the Rollover IRA and 1998 through 2012 under the Choice Income Plan.

This prospectus provides information about the Rollover IRA that prospective investors should know before investing. You should read it carefully and retain it for future reference. The prospectus is not valid unless accompanied by current prospectuses for HR Trust and EQ Trust, both of which you should also read carefully.

Registration statements relating to Separate Account No. 49 (SEPARATE ACCOUNT) and interests under the Guarantee Periods have been filed with the Securities and Exchange Commission (SEC). The statement of additional information (SAI), dated May 1, 1997, which is part of the registration statement for the Separate Account, is available free of charge upon request by writing to our Processing Office or calling 1-800-789-7771, our toll-free number. The SAI has been incorporated by reference into this prospectus. The Table of Contents for the SAI appears at the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CERTIFICATES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL INVESTED.


                                Copyright 1997
The Equitable Life Assurance Society of the United States, New York, New York
                                    10104.
                             All rights reserved.

               INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


   Equitable Life's Annual Report on Form 10-K for the year ended December 31, 1996 is incorporated herein by reference.


   All documents or reports filed by Equitable Life pursuant to Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934 (EXCHANGE
ACT) after the date hereof and prior to the termination of the offering of the securities offered hereby shall be deemed to be incorporated by reference in this prospectus and to be a part hereof from the date of filing of such documents. Any statement contained in a document incorporated or deemed to be incorporated herein by reference shall be deemed to be modified or superseded for purposes of this prospectus to the extent that a statement contained herein or in any other subsequently filed document which also is or is deemed to be incorporated by reference herein modifies or supersedes such statement. Any such statement so modified or superseded shall not be deemed, except as so modified and superseded, to constitute a part of this prospectus. Equitable Life files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000727920.


   Equitable Life will provide without charge to each person to whom this prospectus is delivered, upon the written or oral request of such person, a copy of any or all of the foregoing documents incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents). Requests for such documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate
Secretary (telephone: (212)         ).

PROSPECTUS TABLE OF CONTENTS


GENERAL TERMS                           PAGE 4

FEE TABLE                               PAGE 6

PART 1: EQUITABLE LIFE, THE SEPARATE
        ACCOUNT AND THE
        INVESTMENT FUNDS               PAGE 11

EQUITABLE LIFE                           11
SEPARATE ACCOUNT NO. 49                  11
HR TRUST                                 11
HR TRUST'S MANAGER AND ADVISER           12
EQ TRUST                                 12
EQ TRUST'S MANAGER AND ADVISERS          12
INVESTMENT POLICIES AND OBJECTIVES OF
  HR TRUST'S AND EQ TRUST'S PORTFOLIOS   13

PART 2: INVESTMENT PERFORMANCE         PAGE 15

STANDARDIZED PERFORMANCE DATA            15
RATE OF RETURN DATA FOR INVESTMENT
  FUNDS                                  21
COMMUNICATING PERFORMANCE DATA           25
MONEY MARKET FUND YIELD INFORMATION      26

PART 3: THE GUARANTEED PERIOD
        ACCOUNT                        PAGE 27

GUARANTEE PERIODS                        27
MARKET VALUE ADJUSTMENT FOR TRANSFERS,
  WITHDRAWALS OR SURRENDER PRIOR TO THE
  EXPIRATION DATE                        28
MODAL PAYMENT PORTION                    29
INVESTMENTS                              29

PART 4: PROVISIONS OF THE
        CERTIFICATES AND SERVICES
        WE PROVIDE                     PAGE 31

WHAT IS THE ROLLOVER IRA?                31
AVAILABILITY OF THE CERTIFICATES         31
PURCHASE OF THE CERTIFICATES             31
CONTRIBUTIONS UNDER THE CERTIFICATES     31
METHODS OF PAYMENT                       31
ALLOCATION OF CONTRIBUTIONS              32
FREE LOOK PERIOD                         33
ANNUITY ACCOUNT VALUE                    33
TRANSFERS AMONG INVESTMENT OPTIONS       34
DOLLAR COST AVERAGING                    34
DEATH BENEFIT                            34
GMIB                                     35
CASH VALUE                               36
SURRENDERING THE CERTIFICATES TO
  RECEIVE THE CASH VALUE                 36
WHEN PAYMENTS ARE MADE                   37
ASSIGNMENT                               37
SERVICES WE PROVIDE                      37
DISTRIBUTION OF THE CERTIFICATES         37

PART 5: DISTRIBUTION METHODS UNDER THE
        CERTIFICATES                   PAGE 38

IRA ASSURED PAYMENT OPTION               38
IRA APO PLUS                             41
WITHDRAWAL OPTIONS                       43
INCOME ANNUITY OPTIONS                   46

PART 6: DEDUCTIONS AND CHARGES         PAGE 48

CHARGES DEDUCTED FROM THE ANNUITY
  ACCOUNT VALUE                          48
CHARGES DEDUCTED FROM THE INVESTMENT
  FUNDS                                  49
HR TRUST CHARGES TO PORTFOLIOS           49
EQ TRUST CHARGES TO PORTFOLIOS           50
SPONSORED ARRANGEMENTS                   50
OTHER DISTRIBUTION ARRANGEMENTS          51

PART 7: VOTING RIGHTS                  PAGE 52

HR TRUST AND EQ TRUST VOTING RIGHTS      52
VOTING RIGHTS OF OTHERS                  52
SEPARATE ACCOUNT VOTING RIGHTS           52
CHANGES IN APPLICABLE LAW                52

PART 8: TAX ASPECTS OF THE CERTIFICATES  PAGE 53
TAX-QUALIFIED INDIVIDUAL RETIREMENT

  ANNUITIES (IRAS)                       53
PENALTY TAX ON EARLY DISTRIBUTIONS       58
TAX PENALTY FOR INSUFFICIENT
  DISTRIBUTIONS                          58
TAX PENALTY FOR EXCESS DISTRIBUTIONS OR
  ACCUMULATION                           58
FEDERAL AND STATE INCOME TAX
  WITHHOLDING                            58
OTHER WITHHOLDING                        59
IMPACT OF TAXES TO EQUITABLE LIFE        59
TRANSFERS AMONG INVESTMENT OPTIONS       59
TAX CHANGES                              59

PART 9: INDEPENDENT ACCOUNTANTS        PAGE 60

APPENDIX I: MARKET VALUE
  ADJUSTMENT EXAMPLE                   PAGE 61

APPENDIX II: GUARANTEED MINIMUM
  DEATH BENEFIT (GMDB) EXAMPLE         PAGE 62

APPENDIX III: EXAMPLE OF PAYMENTS
  UNDER THE IRA ASSURED PAYMENT
  OPTION AND IRA APO PLUS              PAGE 63

APPENDIX IV: IRS TAX DEDUCTION TABLE   PAGE 64

STATEMENT OF ADDITIONAL
  INFORMATION TABLE OF CONTENTS        PAGE 65

                             GENERAL TERMS

ACCUMULATION UNIT--Contributions that are invested in an Investment Fund purchase Accumulation Units in that Investment Fund.

ACCUMULATION UNIT VALUE--The dollar value of each Accumulation Unit in an Investment Fund on a given date.


ANNUITANT--The individual who is the measuring life for determining death benefits before the Annuity Commencement Date, and annuity benefits.

ANNUITY ACCOUNT VALUE--The sum of the amounts in the Investment Options under the Certificate. See "Annuity Account Value" in Part 4.


ANNUITY COMMENCEMENT DATE--The date on which amounts will be applied under an income annuity option.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange is open for trading. For the purpose of determining the Transaction Date, our Business Day ends at 4:00 p.m. Eastern Time or the closing of the New York Stock Exchange, if earlier.

CASH VALUE--The Annuity Account Value minus any applicable charges.

CERTIFICATE--The Certificate issued under the terms of a group annuity contract and any individual contract, including any endorsements.

CERTIFICATE OWNER--The person who owns a Rollover IRA Certificate and has the right to exercise all rights under the Certificate. The Certificate Owner must also be the Annuitant.

CODE--The Internal Revenue Code of 1986, as amended.

CONTRACT DATE--The date on which you are enrolled under the group annuity contract, or the effective date of the individual contract. This is usually the Business Day we receive the initial contribution at our Processing Office.

CONTRACT YEAR--The 12-month period beginning on your Contract Date and each anniversary of that date.


EQ TRUST--EQ Advisors Trust, a mutual fund in which the assets of separate accounts of insurance companies are invested. EQ Financial Consultants, Inc. (EQ Financial) is the manager of EQ Trust and has appointed advisers for each of the Portfolios.

EXPIRATION DATE--The date on which a Guarantee Period ends.

GUARANTEED MINIMUM DEATH BENEFIT (GMDB)-- A minimum amount payable upon death of the Annuitant.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)-- The minimum amount of future guaranteed lifetime income according to its terms, regardless of the Annuity Account Value. Guarantee Periods may also be referred to as Guaranteed Interest Rate Options ("GIROs").


GUARANTEE PERIOD--Any of the periods of time ending on an Expiration Date that are available for investment under the Certificates.

GUARANTEED PERIOD ACCOUNT--The Account that contains the Guarantee Periods and the Modal Payment Portion of such Account.

GUARANTEED RATE--The annual interest rate established for each allocation to a Guarantee Period.


HR TRUST--The Hudson River Trust, a mutual fund in which the assets of separate accounts of insurance companies are invested. Alliance Capital Management L.P. (Alliance) is the adviser to HR Trust.


INVESTMENT FUNDS--The funds of the Separate Account that are available under the Certificates.

INVESTMENT OPTIONS--The choices for investment: the Investment Funds and each available Guarantee Period.

IRA--An individual retirement annuity, as defined in Section 408(b) of the Code.

IRA ASSURED PAYMENT OPTION--A distribution option which provides guaranteed lifetime income. The IRA Assured Payment Option may be elected in the application or elected as a distribution option at a later date. Under this option amounts are allocated to the Guaranteed Period Account and the Life Contingent Annuity. No amounts may be allocated to the Investment Funds.

IRA APO PLUS--A distribution option which provides guaranteed lifetime income. IRA APO Plus may be elected in the application or as a distribution option at a later date. Under this option amounts are allocated to the Guaranteed Period Account, the Life Contingent Annuity and to the Investment Funds. The amount in the Investment Funds is then systematically converted to increase the guaranteed lifetime income.

LIFE CONTINGENT ANNUITY--Provides guaranteed lifetime income beginning at a future date. Amounts may only be applied under the Life Contingent Annuity through election of the IRA Assured Payment Option and IRA APO Plus.

MATURITY VALUE--The amount in a Guarantee Period on its Expiration Date.

MODAL PAYMENT PORTION--Under the IRA Assured Payment Option and IRA APO Plus, the portion of the Guaranteed Period Account from which payments, other than payments due on an Expiration Date, are made.


PORTFOLIOS--The portfolios of HR Trust and EQ Trust that correspond to the Investment Funds of the Separate Account.


PROCESSING DATE--The day when we deduct certain charges from the Annuity Account Value. If the Processing Date is not a Business Day, it will be on the next succeeding Business Day. The Processing Date will be once each year on each anniversary of the Contract Date.


PROCESSING OFFICE--The address to which all contributions, written requests (e.g., transfers, withdrawals, etc.) or other written communications must be sent. See "Services We Provide" in Part 4.


SAI--The statement of additional information for the Separate Account under the Rollover IRA.

SEPARATE ACCOUNT--Equitable Life's Separate Account No. 49.


TRANSACTION DATE--The Business Day we receive a contribution or a transaction request providing all the information we need at our Processing Office. If your contribution or request reaches our Processing Office on a non-Business Day, or after the close of the Business Day, the Transaction Date will be the next following Business Day. Transaction requests must be made in a form acceptable to us.


VALUATION PERIOD--Each Business Day together with any preceding non-business days.

                                   FEE TABLE


The purpose of this fee table is to assist you in understanding the various costs and expenses you may bear directly or indirectly under the Certificate so that you may compare them with other similar products. The table reflects both the charges of the Separate Account and the expenses of HR Trust and EQ Trust. Charges for applicable taxes such as state or local premium taxes may also apply. For a complete description of the charges under the Certificate, see "Part 6: Deductions and Charges." For a complete description of each trust's charges and expenses, see the prospectuses for HR Trust and EQ Trust.

As explained in Part 3, the Guarantee Periods are not a part of the Separate Account and are not covered by the fee table and examples. The only charges shown in the Table which will be deducted from amounts allocated to the Guarantee Periods are the withdrawal charge under X Certificates and any charges for optional benefits (see "Optional Benefit" below). A market value adjustment (either positive or negative) also may be applicable as a result of a withdrawal, transfer or surrender of amounts from a Guarantee Period. See "Part 3: The Guaranteed Period Account."




OWNER TRANSACTION EXPENSES (DEDUCTED FROM ANNUITY
 ACCOUNT VALUE)                                                   CONTRACT          X               Y               Z
WITHDRAWAL CHARGE AS A PERCENTAGE OF CONTRIBUTIONS                 YEAR       CERTIFICATES(1) CERTIFICATES(1) CERTIFICATES(1)
(deducted upon surrender or for certain withdrawals. The          1 .......       7.00%            0.00%          0.00%
applicable withdrawal charge percentage is determined by          2 .......       6.00%            0.00%          0.00%
the contract year in which the withdrawal is made or the          3 .......       5.00%            0.00%          0.00%
Certificate is surrendered beginning with Contract Year 1         4 .......       4.00%            0.00%          0.00%
with respect to each contribution withdrawn or surrendered.       5 .......       3.00%            0.00%          0.00%
For each contribution, the Contract Year in which we receive      6 .......       2.00%            0.00%          0.00%
that contribution is "Contract Year 1")(2)                        7 .......       1.00%            0.00%          0.00%
                                                                  8+ ......       0.00%            0.00%          0.00%



SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF ASSETS
 IN EACH INVESTMENT FUND)
Mortality and Expense Risks(3) .................................   1.10%    1.10%    0.60%
Administration(4) ..............................................   0.25%    0.25%    0.25%
Distribution(5) ................................................   0.00%    0.20%    0.00%
                                                                 -------  -------  -------
  Total Separate Account Annual Expenses .......................   1.35%    1.55%    0.85%
                                                                 =======  =======  =======
OPTIONAL BENEFIT
Combined GMDB/GMIB Expense (deducted from Annuity Account Value
 as a percentage of the GMIB Benefit Base)(6) ..................   0.30%    0.30%    0.50%



------------
   See footnotes on next page.

HR TRUST AND EQ TRUST ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS IN EACH PORTFOLIO)


                                                        INVESTMENT PORTFOLIOS
                        ------------------------------------------------------------------------------------
                        (ALLLIANCE)    (ALLIANCE)  (ALLIANCE)  (ALLIANCE)              (ALLIANCE)  (ALLIANCE)
                         AGRESSIVE       COMMON    SMALL CAP     EQUITY    (ALLIANCE)     HIGH       MONEY
                           STOCK         STOCK       GROWTH      INDEX       GLOBAL      YIELD       MARKET
                        ------------  ----------  ----------  ----------  ----------  ----------  ----------
HR TRUST
Investment Advisory Fee      0.46%        0.36%       x.xx%       x.xx%       0.53%       0.55%       0.40%
Rule 12b-1 Plan Fee(7)       0.25%        0.25%       0.25%       0.25%       0.25%       0.25%       0.25%
Other Expenses               0.02%        0.02%       x.xx%       x.xx%       0.08%       0.02%       0.02%
                        ------------  ----------  ----------  ----------  ----------  ----------  ----------
 TOTAL HR TRUST ANNUAL
 EXPENSES(8)                 0.73%        0.63%       x.xx%       x.xx%       0.86%       0.82%       0.67%
                        ============  ==========  ==========  ==========  ==========  ==========  ==========
                          T. ROWE                    EQ/PUTNAM
                           PRICE       T. ROWE       GROWTH &     EQ/PUTNAM    EQ/PUTNAM
                     INTERNATIONAL   PRICE EQUITY     INCOME   INTERNATIONAL   INVESTORS    EQ/PUTNAM
                           STOCK        INCOME         VALUE       EQUITY       GROWTH      BALANCED
                         --------  --------------  -----------  -----------  -----------  -----------
EQ TRUST
Investment Advisory Fee     0.75%        0.55%         0.55%        0.70%        0.55%        0.55%
Rule 12b-1 Plan Fee(7)      0.25%        0.25%         0.25%        0.25%        0.25%        0.25%
Other Expenses              0.25%        0.05%         0.05%        0.25%        0.05%        0.10%
                         --------  --------------  -----------  -----------  -----------  -----------
 TOTAL EQ TRUST ANNUAL
 EXPENSES(9)                1.25%        0.85%         0.85%        1.20%        0.85%        0.90%
                         ========  ==============  ===========  ===========  ===========  ===========
                                                               WARBURG
                                          MFS       MORGAN     PINCUS      MERRILL
                                       EMERGING     STANLEY     SMALL       LYNCH
                             MFS        GROWTH      MARKETS    COMPANY      GLOBAL     MERRILL LYNCH
                           RESEARCH    COMPANIES    EQUITY      VALUE     ALLOCATION    BASIC VALUE
                         ----------  -----------  ---------  ---------  ------------  -------------
EQ TRUST
Investment Advisory Fee      0.55%       0.55%       1.15%      0.65%        0.70%         0.55%
Rule 12b-1 Plan Fee(7)       0.25%       0.25%       0.25%      0.25%        0.25%         0.25%
Other Expenses               0.05%       0.05%       0.35%      0.10%        0.25%         0.05%
                         ----------  -----------  ---------  ---------  ------------  -------------
 TOTAL EQ TRUST ANNUAL
 EXPENSES(9)                 0.85%       0.85%       1.75%      1.00%        1.20%         0.85%
                         ==========  ===========  =========  =========  ============  =============



------------
   Notes:

(1) You may choose to purchase X or Y Certificates, each of which has a different charge structure. Z Certificates are offered through persons, unaffiliated with Equitable Life, who do not receive compensation from Equitable Life in connection with the Certificates.

(2) Deducted upon a withdrawal with respect to amounts in excess of the 15% (10% under the IRA Assured Payment Option and IRA APO Plus) free corridor amount, and upon a surrender. See "Part 6: Deductions and Charges," "Withdrawal Charge." We reserve the right to impose an administration charge of the lesser of $25 and 2.0% of the amount withdrawn for each Lump Sum Withdrawal after the fifth in a Contract Year. See "Withdrawal Processing Charge" also in Part 6.

(3) A portion of this charge is for providing the GMDB. See "Mortality and Expense Risks Charge" in Part 5.

(4) We reserve the right to increase this charge to an annual rate of 0.35%, the maximum permitted under the Certificates.

(5) This charge will never exceed applicable to regulatory limits. See "Distribution Charge" in Part 6.

(6) If GMIB is elected, this charge is deducted annually on each Processing Date. See "GMIB Benefit Base" in Part 4 and "Combined GMDB/GMIB Charge" in Part 6.

(7) The Class IB shares of HR Trust and EQ Trust are subject to fees imposed under distribution plans (herein, the "Rule 12b-1 Plan") adopted by HR Trust and EQ Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Rule 12b-1 Plans provide that HR Trust and EQ Trust, on behalf of each Portfolio, may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The Rule 12b-1 Plan fee may be increased only by action of the respective Board of Trustees of HR Trust and EQ Trust up to a maximum of 0.50% per annum.

(8) The amounts shown for the Portfolios of HR Trust which began issuing Class IB shares on October 2, 1996, are annualized. The investment advisory fee for each Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of HR Trust. The maximum investment advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. See "HR Trust Charges to Portfolios" in
      Part 6.

(9) "Other Expenses" shown are based on estimated amounts (after expense reimbursement or waiver) for the current fiscal year, as EQ Trust
      commenced operations on      . The investment advisory fee for each
      Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of EQ Trust. The maximum investment advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. See "EQ Trust Charges to Portfolios" in Part 6.

EXAMPLES

The examples below show the expenses that a hypothetical Certificate Owner (who has elected GMIB) would pay under each class of Certificate in the situations noted below assuming a $1,000 contribution invested in one of the Investment Funds listed, and a 5% annual return on assets.(1)

These examples should not be considered a representation of past or future expenses for each Investment Fund or Portfolio. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.




                                        X CERTIFICATES
-----------------------------------------------------------------------------

IF YOU SURRENDER YOUR CERTIFICATE AT THE           IF YOU DO NOT SURRENDER YOUR
END OF EACH PERIOD SHOWN, THE EXPENSES             CERTIFICATE AT THE END OF EACH
WOULD BE:                                          PERIOD SHOWN, THE EXPENSES
                                                   WOULD BE:

                             1 YEAR      3 YEARS      1 YEAR     3 YEARS
                          ----------  -----------  ----------  ----------
(Alliance) Aggressive
 Stock                       $xx.xx      $xx.xx       $xx.xx      $xx.xx
(Alliance) Common
  Stock                       xx.xx       xx.xx        xx.xx       xx.xx
(Alliance) Small Cap
 Growth                       xx.xx       xx.xx        xx.xx       xx.xx
(Alliance) Equity Index       xx.xx       xx.xx        xx.xx       xx.xx
(Alliance) Global             xx.xx       xx.xx        xx.xx       xx.xx
(Alliance) High Yield         xx.xx       xx.xx        xx.xx       xx.xx
(Alliance) Money Market       xx.xx       xx.xx        xx.xx       xx.xx
T. Rowe Price
 Int'l Stock                  xx.xx       xx.xx        xx.xx       xx.xx
T. Rowe Price
 Equity Income                xx.xx       xx.xx        xx.xx       xx.xx
EQ/Putnam Growth
 & Income Value               xx.xx       xx.xx        xx.xx       xx.xx
EQ/Putnam Int'l
 Equity                       xx.xx       xx.xx        xx.xx       xx.xx
EQ/Putnam
 Investors Growth             xx.xx       xx.xx        xx.xx       xx.xx
EQ/Putnam
 Balanced                     xx.xx       xx.xx        xx.xx       xx.xx
MFS Research                  xx.xx       xx.xx        xx.xx       xx.xx
MFS Emerging
 Growth Companies             xx.xx       xx.xx        xx.xx       xx.xx

                                 [To be inserted by amendment]
Morgan Stanley
 Emerging Markets
 Equity                       xx.xx       xx.xx        xx.xx       xx.xx
Warburg Pincus
 Small Company
 Value                        xx.xx       xx.xx        xx.xx       xx.xx
Merrill Lynch
 Global Allocation            xx.xx       xx.xx        xx.xx       xx.xx
Merrill Lynch
 Basic Value                  xx.xx       xx.xx        xx.xx       xx.xx

                               Y CERTIFICATES*
-----------------------------------------------------------------------------

AT THE END OF EACH PERIOD SHOWN, THE EXPENSES WOULD BE:

                             1 YEAR      3 YEARS
                          ----------  -----------
(Alliance) Aggressive
 Stock                       $xx.xx      $xx.xx
(Alliance) Common Stock       xx.xx       xx.xx
(Alliance) Small Cap
 Growth                       xx.xx       xx.xx
(Alliance) Equity Index       xx.xx       xx.xx
(Alliance) Global             xx.xx       xx.xx
(Alliance) High Yield         xx.xx       xx.xx
(Alliance) Money Market       xx.xx       xx.xx
T. Rowe Price
 Int'l Stock                  xx.xx       xx.xx
T. Rowe Price
 Equity Income                xx.xx       xx.xx
EQ/Putnam Growth
 & Income Value               xx.xx       xx.xx
EQ/Putnam Int'l
 Equity                       xx.xx       xx.xx
EQ/Putnam
 Investors Growth             xx.xx       xx.xx
EQ/Putnam
 Balanced                     xx.xx       xx.xx
MFS Research                  xx.xx       xx.xx
MFS Emerging
 Growth Companies             xx.xx       xx.xx

           [To be inserted by amendment]

Morgan Stanley
 Emerging Markets
 Equity                       xx.xx       xx.xx
Warburg Pincus
 Small Company
 Value                        xx.xx       xx.xx
Merrill Lynch
 Global Allocation            xx.xx       xx.xx
Merrill Lynch
 Basic Value                  xx.xx       xx.xx



------------

   * There is no withdrawal charge under Y Certificates so the expenses would be the same, whether or not you surrender your Certificate.

                                Z CERTIFICATES
-----------------------------------------------------------------------------

AT THE END OF EACH PERIOD SHOWN, THE EXPENSES WOULD BE:

                             1 YEAR      3 YEARS
                          ----------  -----------
(Alliance) Aggressive
 Stock                       $xx.xx      $xx.xx
(Alliance) Common Stock       xx.xx       xx.xx
(Alliance) Small Cap
 Growth                       xx.xx       xx.xx
(Alliance) Equity Index
(Alliance) Global             xx.xx       xx.xx
(Alliance) High Yield         xx.xx       xx.xx
(Alliance) Money Market       xx.xx       xx.xx
T. Rowe Price
 Int'l Stock                  xx.xx       xx.xx
T. Rowe Price
 Equity Income                xx.xx       xx.xx
EQ/Putnam Growth
 & Income Value               xx.xx       xx.xx
EQ/Putnam Int'l
 Equity                       xx.xx       xx.xx
EQ/Putnam
 Investors Growth             xx.xx       xx.xx
EQ/Putnam
 Balanced                     xx.xx       xx.xx
MFS Research                  xx.xx       xx.xx
MFS Emerging
 Growth Companies             xx.xx       xx.xx

           [To be inserted by amendment]

Morgan Stanley
 Emerging Markets
 Equity                       xx.xx       xx.xx
Warburg Pincus
 Small Company
 Value                        xx.xx       xx.xx
Merrill Lynch
 Global Allocation            xx.xx       xx.xx
Merrill Lynch
 Basic Value                  xx.xx       xx.xx



------------
   Notes:

   * There is no withdrawal charge under Z Certificates so the expenses would be the same, whether or not you surrender your Certificate.

   (1)The amount accumulated could not be paid in the form of an annuity at the end of any of the periods shown in the examples. If the amount applied to purchase an annuity is less than $2,000, or the initial payment is less than $20 we may pay the amount to the payee in a single sum instead of as payments under an annuity form. See "Income Annuity Options" in Part 5. The examples do not reflect charges for applicable taxes such as state or local premium taxes that may also be deducted in certain jurisdictions.

PART 1: EQUITABLE LIFE, THE SEPARATE ACCOUNT
AND THE INVESTMENT FUNDS


EQUITABLE LIFE


Equitable Life is a New York stock life insurance company that has been in business since 1859. For more than 100 years we have been among the largest life insurance companies in the United States. Our home office is located at 1290 Avenue of the Americas, New York, New York 10104. We are authorized to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico and the Virgin Islands. We maintain local offices throughout the United States.

Equitable Life is a wholly owned subsidiary of The Equitable Companies Incorporated (the Holding Company). The largest stockholder of the Holding Company is AXA-UAP. AXA-UAP beneficially owns 63.9% of the outstanding common stock of the Holding Company plus convertible preferred stock. Under its investment arrangements with Equitable Life and the Holding Company, AXA-UAP is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA-UAP, a French company, is the holding company for an international group of insurance and related financial service companies.

Equitable Life, the Holding Company and their subsidiaries managed approximately $239.8 billion of assets as of December 31, 1996.


SEPARATE ACCOUNT NO. 49


Separate Account No. 49 is organized as a unit investment trust, a type of investment company, and is registered with the SEC under the Investment Company Act of 1940, as amended (1940 Act). This registration does not involve any supervision by the SEC of the management or investment policies of the Separate Account. The Separate Account has several Investment Funds, each of which invests in shares of a corresponding Portfolio of HR Trust and EQ Trust. Because amounts allocated to the Investment Funds are invested in a mutual fund, investment return and principal will fluctuate and the Certificate Owner's Accumulation Units may be worth more or less than the original cost when redeemed.


Under the New York Insurance Law, the portion of the Separate Account's assets equal to the reserves and other liabilities relating to the Certificates are not chargeable with liabilities arising out of any other business we may conduct. Income, gains or losses, whether or not realized, from assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income gains or losses. We are the issuer of the Certificates, and the obligations set forth in the Certificates (other than those of Annuitants or Certificate Owners) are our obligations.

In addition to contributions made under the Rollover IRA Certificates, we may allocate to the Separate Account monies received under other contracts, certificates, or agreements. Owners of all such contracts, certificates or agreements will participate in the Separate Account in proportion to the amounts they have in the Investment Funds that relate to their contracts, certificates or agreements. We may retain in the Separate Account assets that are in excess of the reserves and other liabilities relating to the Rollover IRA Certificates or to other contracts, certificates or agreements, or we may transfer the excess to our General Account.

We reserve the right, subject to compliance with applicable law; (1) to add Investment Funds (or sub-funds of Investment Funds) to, or to remove Investment Funds (or sub-funds) from, the Separate Account, or to add other separate accounts; (2) to combine any two or more Investment Funds or sub-funds thereof; (3) to transfer the assets we determine to be the share of the class of contracts to which the Certificate belongs from any Investment Fund to another Investment Fund; (4) to operate the Separate Account or any Investment Fund as a management investment company under the 1940 Act, in which case charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against the Separate Account; (5) to deregister the Separate Account under the 1940 Act, provided that such action conforms with the requirements of applicable law; (6) to restrict or eliminate any voting rights as to the Separate Account; and (7) to cause one or more Investment Funds to invest some or all of their assets in one or more other trusts or investment companies. If any changes are made that result in a material change in the underlying investment policy of an Investment Fund, you will be notified as required by law.


HR TRUST

HR Trust is an open-end diversified management investment company, more commonly called a mu-tual fund. As a "series" type of mutual fund, it issues several different series of stock, each of which relates to a different Portfolio of HR Trust. HR Trust commenced operations in January 1976 with a predecessor of its Common Stock Portfolio. HR Trust does not impose a sales charge or "load" for buying and selling its shares. All dividend distributions to HR Trust are reinvested in full and fractional shares of the Portfolio to which they relate. Investment Funds that invest in Portfolios of HR Trust, purchase Class IB shares of a corresponding Portfolio of HR Trust. More detailed information about HR Trust, its investment objectives, policies, restrictions, risks, expenses, the Rule 12b-1 Plan relating to the Class IB shares, and all other aspects of its operations appears in its prospectus which accompanies this prospectus or in its statement of additional information.

HR TRUST'S MANAGER AND ADVISER

HR Trust is managed and advised by Alliance Capital Management L.P. (Alliance), which is registered with the SEC as an investment adviser under the 1940 Act. Alliance, a publicly-traded limited partnership, is indirectly majority-owned by Equitable Life. On December 31, 1996, Alliance was managing approximately $182.8 billion in assets. Alliance acts as an investment adviser to various separate accounts and general accounts of Equitable Life and other affiliated insurance companies. Alliance also provides management and consulting services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

Alliance's record as an investment manager is based, in part, on its ability to provide a diversity of investment services to domestic, international and global markets. Alliance prides itself on its ability to attract and retain a quality, professional work force. Alliance employs more than 194 investment professionals, including 83 research analysts. Portfolio managers have an average investment experience of more than 15 years.


Alliance's main office is located at 1345 Avenue of the Americas, New York, New York 10105.


EQ TRUST

EQ Trust is an open-end management investment company. As a "series type" of mutual fund, EQ Trust issues different series of stock, each of which relates to a different Portfolio of the EQ Trust. EQ Trust commenced operations on
     . EQ Trust does not impose a sales charge or "load" for buying and selling its shares. All dividend distributions to EQ Trust are reinvested in full and fractional shares of the Portfolio to which they relate. Investment Funds that invest in Portfolios of EQ Trust, purchase Class IB shares of a corresponding Portfolio of EQ Trust. More detailed information about EQ Trust, its investment objectives, policies and restrictions, risks, expenses, the Rule 12b-1 Plan relating to the Class IB shares, and all other aspects of its operations appears in its prospectus which accompanies this prospectus or in its statement of additional information.

EQ TRUST'S MANAGER AND ADVISERS

EQ Trust is managed by EQ Financial Consultants, Inc. (EQ Financial) which, subject to supervision and direction of the Trustees of EQ Trust, has overall responsibility for the general management and administration of EQ Trust. EQ Financial is an investment adviser registered under the 1940 Act, and a broker-dealer registered under the Exchange Act. EQ Financial is a Delaware corporation and an indirect, wholly-owned subsidiary of Equitable Life.

EQ Financial has entered into investment advisory agreements with T. Rowe Price Associates, Inc., Putnam Investment Management, Inc., Massachusetts Financial Services Company, Morgan Stanley Asset Management, Inc., Warburg, Pincus Counsellors, Inc., and Merrill Lynch Asset Management, L.P. each of which serves as an adviser to one or more of the Portfolios of EQ Trust.

INVESTMENT POLICIES AND OBJECTIVES OF HR TRUST'S PORTFOLIOS AND EQ TRUST'S PORTFOLIOS

Each Portfolio has a different investment objective which it tries to achieve by following separate investment policies. The policies and objectives of each Portfolio will affect its return and its risks. There is no guarantee that these objectives will be achieved. Set forth below is a summary of the investment policy and objective for each Portfolio. This summary is qualified in its entirety by reference to the prospectuses for HR Trust and EQ Trust, both of which accompany this prospectus. Please read the prospectuses for each of the trusts carefully before investing.

The policies and objectives of HR Trust's Portfolios may be summarized as follows:



 PORTFOLIO                                          INVESTMENT POLICY                     OBJECTIVE
------------------------------  --------------------------------------------------------  -----------------------------
(Alliance) Aggressive Stock      Primarily common stocks and other equity-type securities   Long-term growth of capital
                                 issued by quality small and intermediate sized companies
                                 with strong growth prospectus and in covered options on
                                 those securities.

(Alliance) Common Stock          Primarily common stock and other equity-type               Long-term growth of capital
                                 instruments.                                               and increasing income

(Alliance) Small Cap  Growth     Primarily common stocks and other equity type securities   Long-term growth of capital
                                 issued by small companies with favorable growth
                                 prospects. The Portfolio may also invest a portion of
                                 its assets in securities of companies in cyclical
                                 industries, companies whose securities are temporarily
                                 undervalued, companies in special situations and less
                                 widely known companies.

(Alliance) Equity Index          Selected securities in the Standard & Poor's 500 Index     Total return performance
                                 (the "Index") which the advisor believes will, in the      (before trust expenses) that
                                 aggregate, approximate the performance results of the      approximates the investment
                                 Index.                                                     performance of the Index
                                                                                            (including reinvestment of
                                                                                            dividends) at risk level
                                                                                            consistent with that of the
                                                                                            Index

(Alliance) Global                Primarily equity securities of non-United States as well   Long-term growth of capital
                                               as United States companies.

(Alliance) High Yield            Primarily a diversified mix of high yield, fixed-income    High return by maximizing
                                 securities involving greater volatility of price and       current income and, to the
                                 risk of principal and income than high quality             extent consistent with that
                                 fixed-income securities. The medium and lower quality      objective, capital
                                 debt securities in which the Portfolio may invest are      appreciation
                                 known as "junk bonds."

(Alliance) Money Market          Primarily high quality U.S. dollar denominated money       High level of current income
                                 market instruments.                                        while preserving assets and
                                                                                            maintaining liquidity



The policies and objectives of EQ Trust's Portfolios may be summarized as follows:


 PORTFOLIO                                        INVESTMENT POLICY                     OBJECTIVE
 ---------                                        -----------------                     ---------
T. Rowe Price International       Primarily common stocks of established non-United     Long-term growth of capital
   Stock                          States companies.

                               13

T. Rowe Price Equity Income       Primarily dividend paying common stocks of            Substantial dividend income
                                  established companies.                                and also capital appreciation

EQ/Putnam Growth & Income         Primarily common stocks that offer potential for      Capital growth and,
Value                             capital growth and may, consistent with the           secondarily, current income
                                  Portfolio's investment objective, invest in common
                                  stocks that offer potential for current income.

EQ/Putnam International           Primarily a diversified portfolio of equity           Capital appreciation
   Equity                         securities of companies located outside the United
                                  States.

EQ/Putnam Investors Growth        Primarily common stocks in view of the Portfolio      Long-term growth of capital
                                  adviser's belief that equity ownership affords the    and any increased income that
                                  best opportunity for capital growth over the long     results from this growth
                                  term.

EQ/Putnam Balanced                A well-diversified portfolio of stocks and bonds      Balanced investment
                                  that will produce both capital growth and current
                                  income.

MFS Research                      A substantial portion of assets invest in common      Long-term growth of capital
                                  stock or securities convertible into common stock of  and future income companies believed by the Portfolio adviser to
                                  possess better than average prospects for long-term
                                  growth. A smaller proportion of assets may be
                                  invested in bonds, short-term debt obligations,
                                  preferred stocks or common stocks whose principal
                                  characteristic is income production rather than
                                  growth.

MFS Emerging Growth               Primarily (i.e., at least 80% of its assets under     Long-term growth of capital
   Companies                      normal circumstances) in common stocks of emerging
                                  growth companies that the Portfolio adviser believes
                                  are early in their life cycle but which have the
                                  potential to become major enterprises.

Morgan Stanley Emerging           Primarily equity securities of emerging market        Long-term capital
   Markets Equity                 country issuers.                                      appreciation

Warburg Pincus Small              Primarily in a portfolio of equity securities of      Long-term capital
   Company Value                  small capitalization companies (i.e., companies       appreciation
                                  having market capitalizations of $1 billion or less
                                  at the time of initial purchase) that the Portfolio
                                  adviser considers to be relatively undervalued.

Merrill Lynch Global              Fully-managed investment policy utilizing United      High total investment return
Allocation                        States and foreign equity, debt and money market      consistent with prudent risk
                                  securities the combination of which will be varied
                                  from time to time both with respect to types of
                                  securities and markets in response to changing
                                  market and economic trends.

Merrill Lynch Basic Value         Investment in securities, primarily equities, that    Capital appreciation and,
                                  the Portfolio adviser believes are undervalued and    secondarily, income
                                  therefore represent basic investment value.

PART 2: INVESTMENT PERFORMANCE

This Part presents performance data for each of the Investment Funds, by class of Certificate offered. The performance date is calculated by two methods.
The first method, used in calculating the data in the tables under "Standardized Performance Data," reflects all applicable fees and charges, including the optional benefit charge, but not the charge for tax such as premium taxes.

The second method, used in calculating the data in the tables under "Rate of Return Data for Investment Funds," also reflects all applicable fees and charges, including the optional benefit charge, but not the withdrawal charge under class X Certificates or the charge for tax such as premium taxes. These additional charges would effectively reduce the rates of return credited to a particular Certificate.

HR Trust Portfolios

The performance data shown below for the Investment Funds investing in Class IB shares of HR Trust Portfolios are based on the actual investment results of the Portfolios, and have been adjusted for the fees and charges applicable under the X, Y and Z Certificates. However, the investment results prior to October 1996, when Class IB shares were not available, reflect the performance of the Class IA shares of Portfolios of HR Trust, without adjustment to reflect Rule 12b-1 fees. The Class IA shares are not subject to Rule 12b-1 fees, but are otherwise identical to the Class IB shares. The Rule 12b-1 fees would effectively reduce such investment performance.

The performance data for the Money Market and Common Stock Investment Funds that invest in corresponding HR Trust Portfolios, for periods prior to March 22, 1985, reflect the investment results of two open-end management separate accounts (the "predecessor separate accounts") which were reorganized in unit investment trust form. The "Since Inception" figures for these Investment Funds are based on the date of inception of the predecessor separate accounts. These performance data have been adjusted to reflect the maximum investment advisory fee payable for the corresponding Portfolio of HR Trust, as well as an assumed charge of 0.06% for direct operating expenses.

EQ Trust Portfolios

The Investment Funds of the Separate Account that invest in Class IB shares of Portfolios of EQ Trust have only recently been established and no Certificates funded by those Investment Funds have been issued as of the date
of this Prospectus. EQ Trust commenced operations on May   , 1997. The
performance data shown in the tables for Investment Funds investing in Class IB shares of EQ Trust Portfolios are presented on a hypothetical basis that reflects the actual investment experience of publicly available mutual funds that are managed by the respective EQ Trust Portfolio advisers. These public funds have investment objectives, policies, strategies and risks substantially similar to those of the corresponding Portfolios of EQ Trust. The performance data shown reflect all of the fees and charges that would have been made under the X, Y, and Z Certificates, respectively, as if the Investment Funds and the Portfolios had been in existence for the periods shown. The public funds performance data shown in the tables are solely for illustrative purposes, because the Portfolios themselves have no prior performance history.

The results shown in the tables are not an estimate or guarantee of future investment performance, and do not reflect the actual experience of amounts invested under a particular Certificate.

See "Part 3: The Guaranteed Period Account" for information on the Guaranteed Period Account.

STANDARDIZED PERFORMANCE DATA

The standardized performance data in the following tables illustrate the average annual total return of the Investment Funds over the periods shown, assuming a single initial contribution of $1,000 and the surrender of a class X Certificate, class Y Certificate and class Z Certificate at the end of each period. These tables (which reflect the first calculation method described above) are prepared in a manner prescribed by the SEC for use when we advertise the performance of the Separate Account. An Investment Fund's average annual total return is the annual rate of growth of the Investment Fund that would be necessary to achieve the ending value of a contribution kept in the Investment Fund for the period specified.


Each calculation assumes that the $1,000 contribution was allocated to only one Investment Fund, no transfers or subsequent contributions were made and no amounts were allocated to any other Investment Option under the Certificate.


In order to calculate annualized rates of return, we divide the Cash Value of a Certificate which is surrendered on December 31, 1996 by the $1,000 contribution made at the beginning of each period illustrated. The result of that calculation is the total growth rate for the period. Then we annualize that growth rate to obtain the average annual percentage increase (decrease) during the period shown. When we "annualize," we assume that a single rate of return applied each year during the period will produce the ending value, taking into account the effect of compounding.

    AVERAGE ANNUAL TOTAL RETURN UNDER A CLASS X CERTIFICATE SURRENDERED ON
                              DECEMBER 31, 1996*



                                                       LENGTH OF INVESTMENT PERIOD
                                     -------------------------------------------------------------
             INVESTMENT                  ONE        THREE        FIVE        TEN          SINCE
                FUND                     YEAR       YEARS       YEARS       YEARS       INCEPTION
                ----                 ----------  ----------  ----------  ----------  -------------
HR TRUST
--------
(Alliance) Aggressive Stock             xx.xx%      xx.xx%      xx.xx%      xx.xx%        xx.xx%
(Alliance) Common Stock                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Growth Investors             xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Global                       xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) High Yield                   xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Money Market                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx

EQ TRUST***                                                     [To be inserted by amendment]
-----------
T. Rowe Price Int'l Stock               xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
T. Rowe Price Equity Income             xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Growth & Income  Value        xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Int'l Equity                  xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Investors Growth              xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Balanced                      xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
MFS Research                            xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
MFS Emerging Growth Companies           xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Morgan Stanley Emerging Markets
 Equity                                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Warburg Pincus Small Company  Value     xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Merrill Lynch Global Allocation         xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Merrill Lynch Basic Value               xx.xx       xx.xx       xx.xx       xx.xx         xx.xx

    [FN]

------------

   *  See footnotes on next page.

     The tables below illustrate the growth of an assumed investment of $1,000, with fees and charges deducted on the standardized basis described above for the first method of calculation.

             GROWTH OF $1,000 UNDER A CERTIFICATE SURRENDERED ON
                              DECEMBER 31, 1996*



                                                       LENGTH OF INVESTMENT PERIOD
                                     -------------------------------------------------------------
             INVESTMENT                  ONE        THREE        FIVE        TEN          SINCE
                FUND                     YEAR       YEARS       YEARS       YEARS       INCEPTION
                ---                  ----------  ----------  ----------  ----------  -------------
HR TRUST**
----------
(Alliance) Aggressive Stock             $x,xxx      $x,xxx      $x,xxx      $x,xxx       $x,xxx
(Alliance) Common Stock                  x,xxx       x,xxx       x,xxx       x,xxx        x,xxx
(Alliance) Small Cap Growth              x,xxx       x,xxx       x,xxx       x,xxx        x,xxx
(Alliance) Equity Index                  x,xxx       x,xxx       x,xxx       x,xxx        x,xxx
(Alliance) Global                        x,xxx       x,xxx       x,xxx       x,xxx        x,xxx
(Alliance) High Yield                    x,xxx       x,xxx       x,xxx       x,xxx        x,xxx
(Alliance) Money Market                  x,xxx       x,xxx       x,xxx       x,xxx        x,xxx

EQ TRUST***                                                     [To be inserted by amendment]
-----------
T. Rowe Price Int'l Stock                xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
T. Rowe Price Equity Income              xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
EQ/Putnam Growth & Income  Value         xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
EQ/Putnam Int'l Equity                   xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
EQ/Putnam Investors Growth               xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
EQ/Putnam Balanced                       xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
MFS Research                             xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
MFS Emerging Growth Companies            xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
Morgan Stanley Emerging Markets
 Equity                                  xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
Warburg Pincus Small Company  Value      xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
Merrill Lynch Global Allocation          xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
Merrill Lynch Basic Value                xx.xx       xx.xx       xx.xx       xx.xx        xx.xx

    [FN]

------------

     * The tables reflect charges under a class X Certificate with the 0.30% combined GMDB/GMIB charge.

    ** The "Since Inception" dates for the Portfolios of the HR Trust are as follows: (Alliance) Aggressive Stock (January 27, 1986); (Alliance)
       Common Stock (January 13, 1976); (Alliance) Small Cap Growth (      );
       (Alliance) Equity Index (            ); (Alliance) Global (August 27,
       1987); (Alliance) High Yield (January 2, 1987); and (Alliance) Money Market (July 13, 1981).

   *** The "Since Inception" date for the Portfolios of EQ Trust is      .
       The publicly available fund performance data reflected in the tables for EQ Trust Portfolios are based on the actual performance of mutual funds comparable to the Portfolios and do not reflect performance of the Portfolios themselves.

    AVERAGE ANNUAL TOTAL RETURN UNDER A CLASS Y CERTIFICATE SURRENDERED ON
                              DECEMBER 31, 1996*



                                                       LENGTH OF INVESTMENT PERIOD
                                     -------------------------------------------------------------
             INVESTMENT                  ONE        THREE        FIVE        TEN          SINCE
                FUND                     YEAR       YEARS       YEARS       YEARS       INCEPTION
                ----                 ----------  ----------  ----------  ----------  -------------
HR TRUST**
----------
(Alliance) Aggressive Stock             xx.xx%      xx.xx%      xx.xx%      xx.xx%        xx.xx%
(Alliance) Common Stock                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Small Cap Growth             xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Equity Index                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Global                       xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) High Yield                   xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Money Market                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx

EQ TRUST***
-----------
T. Rowe Price Int'l Stock               xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
T. Rowe Price Equity Income             xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Growth & Income Value         xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Int'l Equity                  xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Investors Growth              xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Balanced                      xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
MFS Research                            xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
MFS Emerging Growth Companies           xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Morgan Stanley Emerging Markets
 Equity                                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Warburg Pincus Small Company Value      xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Merrill Lynch Global Allocation         xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Merrill Lynch Basic Value               xx.xx       xx.xx       xx.xx       xx.xx         xx.xx

    [FN]

------------

   * See footnotes on next page.

         GROWTH OF $1,000 UNDER A CLASS Y CERTIFICATE SURRENDERED ON
                              DECEMBER 31, 1996*



                                                       LENGTH OF INVESTMENT PERIOD
                                     -------------------------------------------------------------
             INVESTMENT                  ONE        THREE        FIVE        TEN          SINCE
                FUND                     YEAR       YEARS       YEARS       YEARS       INCEPTION
                ----                 ----------  ----------  ----------  ----------  -------------
HR TRUST**
----------
(Alliance) Aggressive Stock             xx.xx%      xx.xx%      xx.xx%      xx.xx%        xx.xx%
(Alliance) Common Stock                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Small Cap Growth             xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Equity Index                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Global                       xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) High Yield                   xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Money Market                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx

EQ TRUST***
-----------
T. Rowe Price Int'l Stock               xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
T. Rowe Price Equity Income             xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Growth & Income Value         xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Int'l Equity                  xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Investors Growth              xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Balanced                      xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
MFS Research                            xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
MFS Emerging Growth Companies           xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Morgan Stanley Emerging Markets
 Equity                                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Warburg Pincus Small Company Value      xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Merrill Lynch Global Allocation         xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Merrill Lynch Basic Value               xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
                                                                  [To be inserted by amendment]

    [FN]

------------

     * The tables reflect charges under a class Y Certificate with the 0.30% combined GMDB/GMIB charge.

    ** The "Since Inception" dates for the Portfolios of HR Trust are as follows: (Alliance) Aggressive Stock (January 27, 1986); (Alliance) Common Stock (January 13, 1976); (Alliance) Small Cap Growth
        (      ); (Alliance) Equity Index (            ); (Alliance) Global
        (August 27, 1987); (Alliance) High Yield (January 2, 1987); and (Alliance) Money Market (July 13, 1981).

   ***  The "Since Inception" dates for the Portfolios of EQ Trust are     .
        The publicly available fund performance data reflected in the tables for EQ Trust Portfolios are based on the actual performance of mutual funds comparable to the Portfolios and do not reflect performance of the Portfolios themselves.

    AVERAGE ANNUAL TOTAL RETURN UNDER A CLASS Z CERTIFICATE SURRENDERED ON
                              DECEMBER 31, 1996*


                                                       LENGTH OF INVESTMENT PERIOD
                                     -------------------------------------------------------------
             INVESTMENT                  ONE        THREE        FIVE        TEN          SINCE
                FUND                     YEAR       YEARS       YEARS       YEARS       INCEPTION
                ----                 ----------  ----------  ----------  ----------  -------------
HR TRUST**
----------
(Alliance) Aggressive Stock             xx.xx%      xx.xx%      xx.xx%      xx.xx%        xx.xx%
(Alliance) Common Stock                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Small Cap Growth             xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Equity Index                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Global                       xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) High Yield                   xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Money Market                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx

EQ TRUST***
-----------
T. Rowe Price Int'l Stock               xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
T. Rowe Price Equity Income             xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Growth & Income Value         xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Int'l Equity                  xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Investors Growth              xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Balanced                      xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
MFS Research                            xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
MFS Emerging Growth Companies           xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Morgan Stanley Emerging Markets
 Equity                                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Warburg Pincus Small Company Value      xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Merrill Lynch Global Allocation         xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Merrill Lynch Basic Value               xx.xx       xx.xx       xx.xx       xx.xx         xx.xx

    [FN]

------------

   * See footnotes on next page.

         GROWTH OF $1,000 UNDER A CLASS Z CERTIFICATE SURRENDERED ON
                              DECEMBER 31, 1996*



                                                       LENGTH OF INVESTMENT PERIOD
                                     -------------------------------------------------------------
             INVESTMENT                  ONE        THREE        FIVE        TEN          SINCE
                FUND                     YEAR       YEARS       YEARS       YEARS       INCEPTION
                ----                 ----------  ----------  ----------  ----------  -------------
HR TRUST**
----------
(Alliance) Aggressive Stock             xx.xx%      xx.xx%      xx.xx%      xx.xx%        xx.xx%
(Alliance) Common Stock                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Small Cap Growth             xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Equity Index                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Global                       xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) High Yield                   xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Money Market                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx

EQ TRUST***
-----------
T. Rowe Price Int'l Stock               xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
T. Rowe Price Equity Income             xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Growth & Income Value         xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Int'l Equity                  xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Investors Growth              xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Balanced                      xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
MFS Research                            xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
MFS Emerging Growth Companies           xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Morgan Stanley Emerging Markets
 Equity                                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Warburg Pincus Small Company Value      xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Merrill Lynch Global Allocation         xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Merrill Lynch Basic Value               xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
                                                                  [To be inserted by amendment]

    [FN]

------------

     * The tables reflect charges under a class Z Certificate with the 0.50% combined GMDB/GMIB charge.

    ** The "Since Inception" dates for the Portfolios of HR Trust are as follows: (Alliance) Aggressive Stock (January 27, 1986); (Alliance) Common Stock (January 13, 1976); (Alliance) Small Cap Growth
        (      ); (Alliance) Equity Index (            ); (Alliance) Global
        (August 27, 1987); (Alliance) High Yield (January 2, 1987); and (Alliance) Money Market (July 13, 1981).

   ***  The "Since Inception" date for the Portfolios of EQ Trust is      .
        The publicly available fund performance data reflected in the tables for EQ Trust Portfolios are based on the actual performance of mutual funds comparable to the Portfolios and do not reflect performance of the Portfolios themselves.

RATE OF RETURN DATA FOR INVESTMENT FUNDS


The following tables (which reflect the second calculation method described above) provide you with information on rates of return on an annualized, cumulative and year-by-year basis.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends. Cumulative rates of return reflect performance over a stated period of time. Annualized rates of return represent the annual rate of growth that would have produced the same cumulative return, if performance had been constant over the entire period.


BENCHMARKS


Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Nor do they reflect other charges such as the mortality and expense risks charge, administration charge and distribution charge, or any withdrawal or optional benefit charge, under the Certificates. Comparisons with these benchmarks, therefore, are of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings. Benchmark data reflect the reinvestment of dividend income.

PORTFOLIO INCEPTION DATES AND COMPARATIVE BENCHMARKS:

(ALLIANCE) AGGRESSIVE STOCK: January 27, 1986; 50% Standard & Poor's Mid-Cap Total Return Index and 50% Russell 2000 Small Stock Index.

(ALLIANCE) COMMON STOCK: January 13, 1976; Standard & Poor's 500 Index.

(ALLIANCE) SMALL CAP GROWTH: [To be inserted by amendment]

(ALLIANCE) EQUITY INDEX: [To be inserted by amendment]

(ALLIANCE) GLOBAL: August 27, 1987; Morgan Stanley Capital International World Index.

(ALLIANCE) HIGH YIELD: January 2, 1987; Merrill Lynch High Yield Master
Index.

(ALLIANCE) MONEY MARKET: July 13, 1981; Salomon Brothers Three-Month T-Bill
Index.

T. ROWE PRICE INT'L STOCK: [to be inserted by amendment]

T. ROWE PRICE EQUITY INCOME: [to be inserted by amendment]

EQ/PUTNAM INT'L EQUITY: [to be inserted by amendment]

EQ/PUTNAM INVESTORS GROWTH & INCOME VALUE: [to be inserted by amendment]

EQ/PUTNAM BALANCED: [to be inserted by amendment]

MFS RESEARCH: [to be inserted by amendment]

MFS EMERGING GROWTH COMPANIES: [to be inserted by amendment]

MORGAN STANLEY EMERGING MARKETS: [to be inserted by amendment]

WARBURG PINCUS SMALL COMPANY VALUE: [to be inserted by amendment]

MERRILL LYNCH GLOBAL ALLOCATION: [to be inserted by amendment]

MERRILL LYNCH BASIC VALUE: [to be inserted by amendment]

The Lipper Variable Insurance Products Performance Analysis Survey (Lipper) records the performance of a large group of variable annuity products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc., the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the Rollover IRA performance relative to other variable annuity products.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING DECEMBER 31, 1996:*



                                                                                                         SINCE
                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS      15 YEARS      INCEPTION
                                  ----------  -----------  -----------  ------------  ------------  -------------
(ALLIANCE) AGGRESSIVE STOCK          xx.xx%       xx.xx%       xx.xx%       xx.xx%        xx.xx%         xx.xx%
 Lipper Small Company Growth         xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(ALLIANCE) COMMON STOCK              xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Lipper Growth                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(ALLIANCE) GROWTH INVESTORS          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Lipper Flexible Portfolio           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(ALLIANCE) GLOBAL                    xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Lipper Global                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(ALLIANCE) HIGH YIELD                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Lipper High Yield                  xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(ALLIANCE) MONEY MARKET              xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Lipper Money Market                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
                                                                      [To be inserted by amendment]
T. ROWE PRICE INT'L STOCK            xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
T. ROWE PRICE EQUITY  INCOME         xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
EQ/PUTNAM GROWTH &  INCOME VALUE     xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
EQ/PUTNAM INT'L EQUITY               xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
EQ/PUTNAM INVESTORS  GROWTH          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
EQ/PUTNAM BALANCED                   xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MFS RESEARCH                         xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MFS EMERGING GROWTH  COMPANIES       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MORGAN STANLEY EMERGING  MARKETS
EQUITY                               xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
WARBURG PINCUS SMALL  COMPANY
VALUE                                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MERRILL LYNCH GLOBAL  ALLOCATION     xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MERRILL LYNCH BASIC VALUE            xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
                                                                      [To be inserted by amendment]



------------
   *  See footnotes on next page.

CUMULATIVE RATES OF RETURN FOR PERIODS ENDING DECEMBER 31, 1996:*



                                                                                                       SINCE
                                   1 YEAR      3 YEARS      5 YEARS      10 YEARS      15 YEARS      INCEPTION
                                ----------  -----------  -----------  ------------  ------------  -------------
(ALLIANCE) AGGRESSIVE STOCK        xx.xx%       xx.xx%       xx.xx%       xx.xx%        xx.xx%         xx.xx%
  Lipper Small Company Growth      xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(ALLIANCE) COMMON STOCK            xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Lipper Growth                    xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(ALLIANCE) GROWTH INVESTORS        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Lipper Flexible Portfolio        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(ALLIANCE) GLOBAL                  xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Lipper Global                    xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(ALLIANCE) HIGH YIELD              xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Lipper High Yield                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(ALLIANCE) MONEY MARKET            xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Lipper Money Market              xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
                                                                    [To be inserted by amendment]
T. ROWE PRICE INT'L STOCK          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
T. ROWE PRICE EQUITY  INCOME       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
EQ/PUTNAM GROWTH &  INCOME
VALUE                              xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
EQ/PUTNAM INT'L EQUITY             xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
EQ/PUTNAM INVESTORS  GROWTH        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
EQ/PUTNAM BALANCED                 xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MFS RESEARCH                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MFS EMERGING GROWTH  COMPANIES     xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MORGAN STANLEY EMERGING
 MARKETS EQUITY                    xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
WARBURG PINCUS SMALL  COMPANY
VALUE                              xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MERRILL LYNCH GLOBAL
 ALLOCATION                        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MERRILL LYNCH BASIC VALUE          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                        xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
                                                                    [To be inserted by amendment]




------------


   *  See footnotes on next page.

YEAR-BY-YEAR RATES OF RETURN*


                             1984        1985        1986        1987
(ALLIANCE) AGGRESSIVE
 STOCK                      xx.xx%      xx.xx%      xx.xx%       xx.xx  %
(ALLIANCE) COMMON
 STOCK**                    xx.xx       xx.xx       xx.xx        xx.xx
(ALLIANCE) GROWTH
 INVESTORS                  xx.xx       xx.xx       xx.xx        xx.xx
(ALLIANCE) GLOBAL           xx.xx       xx.xx       xx.xx        xx.xx
(ALLIANCE) HIGH YIELD       xx.xx       xx.xx       xx.xx        xx.xx
(ALLIANCE) MONEY
 MARKET**                   xx.xx       xx.xx       xx.xx        xx.xx
                                    [To be inserted by amendment]
T. ROWE PRICE INT'L
 STOCK                      xx.xx       xx.xx       xx.xx        xx.xx
T. ROWE PRICE EQUITY
 INCOME                     xx.xx       xx.xx       xx.xx        xx.xx
EQ/PUTNAM GROWTH &
 INCOME VALUE               xx.xx       xx.xx       xx.xx        xx.xx
EQ/PUTNAM INT'L EQUITY      xx.xx       xx.xx       xx.xx        xx.xx
EQ/PUTNAM INVESTORS
 GROWTH                     xx.xx       xx.xx       xx.xx        xx.xx
EQ/PUTNAM BALANCED          xx.xx       xx.xx       xx.xx        xx.xx
MFS RESEARCH                xx.xx       xx.xx       xx.xx        xx.xx
MFS EMERGING GROWTH
 COMPANIES                  xx.xx       xx.xx       xx.xx        xx.xx
MORGAN STANLEY EMERGING
 MARKETS EQUITY             xx.xx       xx.xx       xx.xx        xx.xx
WARBURG PINCUS SMALL
 COMPANY VALUE              xx.xx       xx.xx       xx.xx        xx.xx
MERRILL LYNCH GLOBAL
 ALLOCATION                 xx.xx       xx.xx       xx.xx        xx.xx
MERRILL LYNCH BASIC
 VALUE                      xx.xx       xx.xx       xx.xx        xx.xx


                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                             1988        1989        1990        1991        1992        1993        1994        1995        1996

(ALLIANCE) AGGRESSIVE
 STOCK                      xx.xx%      xx.xx%      xx.xx%      xx.xx%      xx.xx%      xx.xx%      xx.xx%      xx.xx%      xx.xx%
(ALLIANCE) COMMON
 STOCK**                    xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx

(ALLIANCE) GROWTH
 INVESTORS                  xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx

(ALLIANCE) GLOBAL           xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx

(ALLIANCE) HIGH YIELD       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx

(ALLIANCE) MONEY
 MARKET**                   xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx

                                    [To be inserted by amendment]

T. ROWE PRICE INT'L
 STOCK                      xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx

T. ROWE PRICE EQUITY
 INCOME                     xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx

EQ/PUTNAM GROWTH &
 INCOME VALUE               xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx

EQ/PUTNAM INT'L EQUITY      xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx

EQ/PUTNAM INVESTORS
 GROWTH                     xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx

EQ/PUTNAM BALANCED          xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx

MFS RESEARCH                xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx

MFS EMERGING GROWTH
 COMPANIES                  xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx

MORGAN STANLEY EMERGING
 MARKETS EQUITY             xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx

WARBURG PINCUS SMALL
 COMPANY VALUE              xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx

MERRILL LYNCH GLOBAL
 ALLOCATION                 xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx

MERRILL LYNCH BASIC
 VALUE                      xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx

------------
   *  Returns do not reflect the combined GMDB/GMIB charge, and any charge for tax such as premium taxes.
   ** Prior to 1984 the Year-by-Year Rates of Return were:   1976   1977   1978   1979   1980   1981   1982   1983

       COMMON STOCK                                         xx.xx% xx.xx% xx.xx% xx.xx% xx.xx% xx.xx% xx.xx% xx.xx%
       MONEY  MARKET                                        xx.xx  xx.xx  xx.xx  xx.xx  xx.xx  xx.xx  xx.xx  xx.xx


COMMUNICATING PERFORMANCE DATA

In reports or other communications or in advertising material, we may describe general economic and market conditions affecting the Separate Account and each respective trust and may compare the performance of the Investment Funds with (1) that of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) other appropriate indices of investment securities and averages for peer universes of funds which are shown under "Benchmarks" and "Portfolio Inception Dates and Comparative Benchmarks" in this Part 2, or (3) data developed by us derived from such indices or aver-ages. The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account charges. VARDS is a monthly reporting service that monitors approximately 760 variable life and variable annuity funds on performance and account information. Advertisements or other communications furnished to present or prospective Certificate Owners may also include evaluations of an Investment Fund or Portfolio by financial publications that are nationally recognized such as Barron's, Morningstar's Variable Annuity Sourcebook, Business Week, Chicago Tribune, Forbes, Fortune, Institutional Investor, Investment Adviser, Investment Dealer's Digest, Investment Management Weekly, Los Angeles Times, Money, Money Management Letter, Kiplinger's Personal Finance, Financial Planning, National Underwriter, Pension & Investments, USA Today, Investor's Daily, The New York Times, and The Wall Street Journal.

MONEY MARKET FUND YIELD INFORMATION

The current yield and effective yield of the Money Market Fund may appear in reports and promotional material to current or prospective Certificate Owners.


Current yield for the Money Market Fund will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). "Effective yield" is calculated in a manner similar to that used to calculate current yield, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly. Money Market Fund yields and effective yields assume the deduction of all Certificate charges and expenses other than the withdrawal charge, under X Certificates and the combined GMDB/GMIB charge and any charge for tax such as premium tax. See "Part 5: Money Market Fund Yield Information" in the SAI.

                         PART 3: THE GUARANTEED PERIOD ACCOUNT


GUARANTEE PERIODS


Each amount allocated to a Guarantee Period and held to the Period's Expiration Date accumulates interest at a Guaranteed Rate. The Guaranteed Rate for each allocation is the annual interest rate applicable to new allocations to that Guarantee Period, which was in effect on the Transaction Date for the allocation. Each class of Certificate has different Guaranteed Rates. We may establish different Guaranteed Rates under other classes of Certificates. We use the term GUARANTEED PERIOD AMOUNT to refer to the amount allocated to and accumulated in each Guarantee Period. The Guaranteed Period Amount is reduced or increased by any market value adjustment as a result of withdrawals, transfers or charges (see below). Guarantee Periods may also be referred to as GIROs.

Your Guaranteed Period Account contains the Guarantee Periods to which you have allocated Annuity Account Value. On the Expiration Date of a Guarantee Period, its Guaranteed Period Amount and its value in the Guaranteed Period Account are equal. We call the Guaranteed Period Amount on an Expiration Date the Guarantee Period's Maturity Value. We report the Annuity Account Value in your Guaranteed Period Account to reflect any market value adjustment that would apply if all Guaranteed Period Amounts were withdrawn as of the calculation date. The Annuity Account Value in the Guaranteed Period Account with respect to the Guarantee Periods on any Business Day, therefore, will be the sum of the present value of the Maturity Value in each Guarantee Period, using the Guaranteed Rate in effect for new allocations to such Guarantee Period on such date.


Guarantee Periods and Expiration Dates


We currently offer Guarantee Periods ending on February 15th for each of the maturity years 1998 through 2007.

Not all of these Guarantee Periods will be available for ages 76 and above. See "Allocation of Contributions" in Part 4. Also, the Guarantee Periods may not be available for investment in all states. As Guarantee Periods expire we expect to add maturity years so that generally 10 are available at any time.

Under the IRA Assured Payment Option and IRA APO Plus, in addition to the Guarantee Periods above, Guarantee Periods ending on February 15th for each of the maturity years 2008 through 2012 are also available.

Under the Rollover IRA, we will not accept allocations to a Guarantee Period if, on the Transaction Date:

o Such Transaction Date and the Expiration Date for such Guarantee Period fall within the same calendar year.

o  The Guaranteed Rate is 3%.

o The Guarantee Period has an Expiration Date beyond the February 15th immediately following the Annuity Commencement Date.


Guaranteed Rates and Price Per $100 of Maturity Value


Because the Maturity Value of a contribution allocated to a Guarantee Period can be determined at the time it is made, you can determine the amount required to be allocated to a Guarantee Period in order to produce a target Maturity Value (assuming no transfers or withdrawals are made and no charges are allocated to the Guarantee Period). The required amount is the present value of that Maturity Value at the Guaranteed Rate on the Transaction Date for the contribution, which may also be expressed as the price per $100 of Maturity Value on such Transaction Date.

Guaranteed Rates for new allocations as of April , 1997 and the related price per $100 of Maturity Value for each currently available Guarantee Period were as follows:



                      X CERTIFICATES
      GUARANTEE
     PERIODS WITH        GUARANTEED
   EXPIRATION DATE       RATE AS OF          PRICE
  FEBRUARY 15TH OF        APRIL  ,        PER $100 OF
    MATURITY YEAR           1997         MATURITY VALUE
--------------------  --------------  ------------------
         1998              xx.xx%            $xx.xx
         1998              xx.xx              xx.xx
         1999              xx.xx              xx.xx
         2000              xx.xx              xx.xx
         2001              xx.xx              xx.xx
         2002              xx.xx              xx.xx
         2003              xx.xx              xx.xx
         2004              xx.xx              xx.xx
         2005              xx.xx              xx.xx
         2006              xx.xx              xx.xx
         2007              xx.xx              xx.xx

Available under the IRA Assured Payment Option and IRA APO Plus


   2008      xx.xx%      $xx.xx
   2009      xx.xx        xx.xx
   2010      xx.xx        xx.xx
   2011      xx.xx        xx.xx
   2012      xx.xx        xx.xx



                      Y CERTIFICATES
      GUARANTEE
     PERIODS WITH        GUARANTEED
   EXPIRATION DATE       RATE AS OF          PRICE
  FEBRUARY 15TH OF        APRIL  ,        PER $100 OF
    MATURITY YEAR           1997         MATURITY VALUE
                      --------------  ------------------
         1998              xx.xx%            $xx.xx
         1998              xx.xx              xx.xx
         1999              xx.xx              xx.xx
         2000              xx.xx              xx.xx
         2001              xx.xx              xx.xx
         2002              xx.xx              xx.xx
         2003              xx.xx              xx.xx
         2004              xx.xx              xx.xx
         2005              xx.xx              xx.xx
         2006              xx.xx              xx.xx
         2007              xx.xx              xx.xx



Available under the IRA Assured Payment Option and IRA APO Plus



   2008      xx.xx%      $xx.xx
   2009      xx.xx        xx.xx
   2010      xx.xx        xx.xx
   2011      xx.xx        xx.xx
   2012      xx.xx        xx.xx



                      Z CERTIFICATES
      GUARANTEE
     PERIODS WITH        GUARANTEED
   EXPIRATION DATE       RATE AS OF          PRICE
  FEBRUARY 15TH OF        APRIL  ,        PER $100 OF
    MATURITY YEAR           1997         MATURITY VALUE
                      --------------  ------------------
         1998              xx.xx%            $xx.xx
         1998              xx.xx              xx.xx
         1999              xx.xx              xx.xx
         2000              xx.xx              xx.xx
         2001              xx.xx              xx.xx
         2002              xx.xx              xx.xx
         2003              xx.xx              xx.xx
         2004              xx.xx              xx.xx
         2005              xx.xx              xx.xx
         2006              xx.xx              xx.xx
         2007              xx.xx              xx.xx



Available under the IRA Assured Payment Option and IRA APO Plus



   2008      xx.xx%      $xx.xx
   2009      xx.xx        xx.xx
   2010      xx.xx        xx.xx
   2011      xx.xx        xx.xx
   2012      xx.xx        xx.xx



Allocation Among Guarantee Periods


The same approach as described above may also be used to determine the amount which you would need to allocate to each Guarantee Period in order to create a series of constant Maturity Values for two or more years.


For example, if you wish to have $100 mature on February 15th of each of years 1998 through 2002, then according to the above table for X Certificates the lump sum contribution you would have to make as of April , 1997 would be $444.51 (i.e., the sum of the price per $100 of Maturity Value for each maturity year from 1998 through 2002).


The above table is provided to illustrate the use of present value calculations. It does not take into account the potential for charges to be deducted or withdrawals or transfers from Guarantee Periods. Actual calculations will also be based on Guaranteed Rates on each actual Transaction Date, which may differ.

Options at Expiration Date


Under the Rollover IRA, we will notify you on or before December 31st prior to the Expiration Date of each Guarantee Period in which you have any Guaranteed Period Amount. You may elect one of the following options to be effective at the Expiration Date, subject to the restrictions set forth on the prior page and under "Allocation of Contributions" in Part 4:


  (a) to transfer the Maturity Value into any Guarantee Period we are then offering, or into any of our Investment Funds; or

  (b) to withdraw the Maturity Value (subject to any withdrawal charges which may apply).

If we have not received your election as of the Expiration Date, the Maturity Value in the expired Guarantee Period will be transferred into the Guarantee Period with the earliest Expiration Date.

MARKET VALUE ADJUSTMENT FOR TRANSFERS, WITHDRAWALS OR SURRENDER PRIOR TO THE EXPIRATION DATE

Any withdrawal (including transfers, surrender and deductions) from a Guarantee Period prior to its Expiration Date will cause any remaining Guaranteed Period Amount for that Guarantee Period to be increased or decreased by a market value adjustment. The amount of the adjustment will depend on two factors: (a) the difference between the Guaranteed Rate applicable to the amount being withdrawn and the Guaranteed Rate on the Transaction Date for new allocations to a Guarantee Period with the same Expiration Date, and (b) the length of time remaining until the Expiration Date. In general, if interest rates have risen between the time when an amount was originally allocated to a Guarantee Period and the time it is withdrawn, the market value adjustment will be negative, and vice versa; and the longer the period of time remaining until the Expiration Date, the greater the impact of the interest rate difference. Therefore, it is possible that a significant rise in interest rates could result in a substantial reduction in your Annuity Account Value in the Guaranteed Period Account related to longer term Guarantee Periods.

The market value adjustment (positive or negative) resulting from a withdrawal of all funds from a Guarantee Period will be determined for each contribution allocated to that Period as follows:

(1) We determine the present value of the Maturity Value on the Transaction Date as follows:

  (a) We determine the Guaranteed Period Amount that would be payable on the Expiration Date, using the applicable Guaranteed Rate.

  (b) We determine the period remaining in your Guarantee Period (based on the Transaction Date) and convert it to fractional years based on a 365 day year. For example three years and 12 days becomes 3.0329.

  (c) We determine the current Guaranteed Rate which applies on the Transaction Date to new allocations to the same Guarantee Period.

  (d) We determine the present value of the Guaranteed Period Amount payable at the Expiration Date, using the period determined in (b) and the rate determined in (c).

(2)    We determine the Guaranteed Period Amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such Guarantee Period, which may be positive or negative.


The market value adjustment (positive or negative) resulting from a withdrawal (including any withdrawal charges) of a portion of the amount in a Guarantee Period will be a percentage of the market value adjustment that would be applicable upon a withdrawal of all funds from a Guarantee Period. This percentage is determined by (i) dividing the amount of the withdrawal or transfer from the Guarantee Period by (ii) the Annuity Account Value in such Guarantee Period prior to the withdrawal or transfer. See Appendix I for an example.


The Guaranteed Rate for new allocations to a Guarantee Period is the rate we have in effect for this purpose even if new allocations to that Guarantee Period would not be accepted at the time. This rate will not be less than 3%. If we do not have a Guaranteed Rate in effect for a Guarantee Period to which the "current Guaranteed Rate" in (1)(c) would apply, we will use the rate at the next closest Expiration Date. If we are no longer offering new Guarantee Periods, the "current Guaranteed Rate" will be determined in accordance with our procedures then in effect. For purposes of calculating the market value adjustment only, we reserve the right to add up to 0.25% to the current rate in (1)(c) above.

MODAL PAYMENT PORTION

Under the IRA Assured Payment Option and IRA APO Plus, a portion of your contributions or Annuity Account Value is allocated to the Modal Payment Portion of the Guaranteed Period Account for payments to be made prior to the Expiration Date of the earliest Guarantee Period we then offer. Such amount will accumulate interest beginning on the Transaction Date at an interest rate we set. Interest will be credited daily. Such rate will not be less than 3%.

Upon the expiration of a Guarantee Period, the Guaranteed Period Amount will be held in the Modal Payment Portion of the Guaranteed Period Account. Amounts from an expired Guarantee Period held in the Modal Payment Portion of the Guaranteed Period Account will be credited with interest at a rate equal to the Guaranteed Rate applicable to the expired Guarantee Period, beginning on the Expiration Date of such Guarantee Period.


There is no market value adjustment with respect to amounts held in the Modal Payment Portion of the Guaranteed Period Account.


INVESTMENTS

Amounts allocated to Guarantee Periods or the Modal Payment Portion of the Guaranteed Period Account will be held in a "nonunitized" separate account established by Equitable Life under the laws of New York. This separate account provides an additional measure of assurance that full payment of amounts due under the Guarantee Periods and the Modal Payment Portion of the Guaranteed Period Account will be made. Under the New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the Certificates are not chargeable with liabilities arising out of any other business we may conduct.

Investments purchased with amounts allocated to the Guaranteed Period Account are the property of Equitable Life. Any favorable investment perfor-mance on the assets held in the separate account accrues solely to Equitable Life's benefit. Certificate Owners do not participate in the performance of the assets held in this separate account. Equitable Life may, subject to applicable state law, transfer all assets allocated to the separate account to its general account. Regardless of whether assets supporting Guaranteed Period Accounts are held in a separate account or our general account, all benefits relating to the Annuity Account Value in the Guaranteed Period Account are guaranteed by Equitable Life.

Equitable Life has no specific formula for establishing the Guaranteed Rates for the Guarantee Periods. Equitable Life expects the rates to be influenced by, but not necessarily correspond to, among other things, the yields on the fixed income securities to be acquired with amounts that are allocated to the Guarantee Periods at the time that the Guaranteed Rates are established. Our current plans are to invest such amounts in fixed income obligations, including corporate bonds, mortgage backed and asset backed securities and government and agency issues having durations in the aggregate consistent with those of the Guarantee Periods.

Although the foregoing generally describes Equitable Life's plans for investing the assets supporting Equitable Life's obligations under the fixed portion of the Certificates, Equitable Life is not obligated to invest those assets according to any particular plan except as may be required by state insurance laws, nor will the Guaranteed Rates Equitable Life establishes be determined by the performance of the nonunitized separate account.

General Account


Our general account supports all of our policy and contract guarantees, including those applicable to the Guaranteed Period Account, as well as our general obligations. Amounts applied under the Life Contingent Annuity become part of the general account. See "IRA Assured Payment Option," "Life Contingent Annuity," in Part 5.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of applicable exemptions and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933, as amended (1933 Act), nor is the general account an investment company under the 1940 Act. Accordingly, neither the general account nor the Life Contingent Annuity is subject to regulation under the 1933 Act or the 1940 Act. However, the market value adjustment interests under the Certificates are registered under the 1933 Act.


We have been advised that the staff of the SEC has not made a review of the disclosure that is included in the prospectus for your information that relates to the general account (other than market value adjustment interests) and the Life Contingent Annuity. The disclosure, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

            PART 4: PROVISIONS OF THE CERTIFICATES AND SERVICES
                    WE PROVIDE

THE PROVISIONS DISCUSSED IN THIS PART 4 APPLY WHEN YOUR CERTIFICATE IS OPERATING PRIMARILY TO ACCUMULATE ANNUITY ACCOUNT VALUE. DIFFERENT RULES MAY APPLY WHEN YOU ELECT THE IRA ASSURED PAYMENT OPTION OR IRA APO PLUS IN THE APPLICATION OR AS LATER ELECTED AS A DISTRIBUTION OPTION UNDER YOUR ROLLOVER IRA AS DISCUSSED IN PART 5. THE PROVISIONS OF YOUR CERTIFICATE MAY BE RESTRICTED BY APPLICABLE LAWS OR REGULATIONS.

WHAT IS THE ROLLOVER IRA?

The Rollover Individual Retirement Annuity (IRA) is designed to provide for retirement income through the investment of rollover contributions, direct transfers from other individual retirement arrangements and additional IRA contributions. The Rollover IRA features a combination of Investment Options, consisting of Investment Funds providing variable returns and Guarantee Periods providing guaranteed interest when held to maturity.


AVAILABILITY OF THE CERTIFICATES

The Rollover IRA Certificates are available for issue ages 20 through 78. These Certificates may not be available in all states. These Certificates are not available in Puerto Rico.


PURCHASE OF THE CERTIFICATES

You have a choice of purchasing X Certificates or Y Certificates, each of which has a different charge structure. See "Part 6: Deductions and Charges." You decide which type of Certificate best suits your needs.

Z Certificates are offered through persons who are compensated by clients for recommending investments and receive no compensation from Equitable Life in connection with the Certificates. Any arrangements for compensation for such services is not the responsibility of Equitable Life or any of its affiliates.


CONTRIBUTIONS UNDER THE CERTIFICATES


Your initial contribution must be at least $5,000. We will only accept initial contributions which are either rollover contributions under Sections 402(c), 403(a)(4), 403(b)(8), or 408(d)(3) of the Code, or direct custodian-to-custodian transfers from other individual retirement arrangements. See "Part 8: Tax Aspects of the Certificates."

You may make subsequent contributions in an amount of at least $1,000 at any time until you attain age 79. Subsequent contributions may be "regular" IRA contributions (limited to a maximum of $2,000 a year), rollover contributions as described above, or direct transfers as described above. Rollover contributions and direct transfers are not subject to the $2,000 annual limit.

We may refuse to accept any contribution if the sum of all contributions under all accumulation Certificates with the same Annuitant would then total more than $1,500,000. We reserve the right to limit aggregate contributions made after the first Contract Year to 150% of first year contributions. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation certificates/contracts that you own would then total more than $2,500,000.

"Regular" IRA contributions may no longer be made for the taxable year in which you attain age 70 1/2 and thereafter. Rollover and direct transfer contributions may be made until you attain age 79. However, any amount contributed after you attain age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made. See "Part 8: Tax Aspects of the Certificates." For the consequences of making a "regular" IRA contribution to your Certificate, also see Part 8.


Contributions are credited as of the Transaction Date.

METHODS OF PAYMENT

Except as indicated below, all contributions must be made by check. All contributions made by check must be drawn on a bank or credit union in the U.S., in U.S. dollars and made payable to Equitable Life. All checks are accepted subject to collection. All contributions should be sent to Equitable Life at our Processing Office address designated for contributions.

Wire Transmittals

We will accept, by agreement with broker-dealers who use wire transmittals, transmittal of initial contributions by wire order from the broker-dealer to the Processing Office. Such transmittals must be accompanied by essential information we require to allocate the contribution.

Contributions accepted by wire order will be invested at the value next determined following receipt for contributions allocated to the Investment Funds. Contributions allocated to the Guaranteed Period Account will receive the Guaranteed Rate(s) in effect for the applicable Guarantee Period(s) on the date contributions are received. Wire orders not accompanied by complete information, may be retained for a period not exceeding five Business Days while an attempt is made to obtain the required information. If the required information cannot be obtained within those five Business Days, the Processing Office will inform the broker-dealer, on behalf of the applicant, of the reasons for the delay and return the contribution immediately to the applicant, unless the applicant specifically consents to our retaining the contribution until the required information is received by the Processing Office.

Notwithstanding the acceptance by us of the wire order and the essential information, however, a Certificate generally will not be issued until the receipt and acceptance of a properly completed application. In certain cases we may issue a Certificate based on information forwarded electronically. In these cases, you must sign our Acknowledgment of Receipt form.

Where a signed application is required, no financial transactions will be permitted until such time as we receive such signed application and have issued the Certificate. Where an Acknowledgment of Receipt is required, financial transactions will only be permitted if requested in writing, signed by the Certificate Owner and signature guaranteed until we receive such signed Acknowledgment of Receipt.

After your Certificate has been issued, subsequent contributions may be transmitted by wire.

ALLOCATION OF CONTRIBUTIONS

You have two options from which to choose for allocation of your contributions: Self-Directed Allocation and Principal Assurance.

Self-Directed Allocation


You design your own investment program by allocating your contributions among the Investment Options in any way you choose. Your contributions may be allocated to one or up to all of the available Investment Options at any time. We allocate contributions among the Investment Options according to your allocation percentages. Allocations must be in whole percentages. Allocation percentages can be changed at any time by writing to our Processing Office, or by telephone. The change will be effective on the Transaction Date and will remain in effect for future contributions unless another change is requested.

At ages 76 and above, allocations may be made only to Guarantee Periods with maturities of five years or less; however, in no event may allocations be made to Guarantee Periods with maturities beyond the February 15th immediately following the Annuity Commencement Date.

Rebalancing--Rebalancing provides a convenient way for you to periodically rebalance your Annuity Account Value to pre-selected percentages without having to provide transfer instructions each time. You must have at least $5,000 of Annuity Account Value at the time you elect this program. You elect the rebalancing program by submitting your request in a form satisfactory to us.

Under this program, your Annuity Account Value is rebalanced quarterly, semi-annually, or annually to percentages you select and among Investment Options you select. While this program is in effect you may still make other transfer requests. However, if you make a transfer request you must provide new rebalancing percentages, otherwise the rebalancing program will terminate. You may change your rebalancing allocation percentages at any time.

Rebalancing may not be elected if the dollar cost averaging or the systematic withdrawal option is in effect. If Guarantee Periods are included, rebalancing may result in a market value adjustment.

You may cancel this program by submitting a request in a form satisfactory to us.


Principal Assurance


This option (available for issue ages 20 through 75) is designed to assure that your Maturity Value in a specified Guarantee Period equals your initial contribution while at the same time allowing you to invest in the Investment Funds. The maturity year you select for such specified Guarantee Period generally may not be later than 10 years nor earlier than seven years. Before you select a maturity year that would extend beyond the year in which you will attain age 70 1/2, you should consider your ability to take minimum distributions from other IRA funds that you may have or from the Investment Funds to the extent possible. See "Required Minimum Distributions" in Part 8.


In order to accomplish this strategy, we will allocate a portion (equal to the present value) of your initial contribution to a Guarantee Period based on the year you select. See "Guaranteed Rates and Price

Per $100 of Maturity Value" in Part 3. You may allocate the balance of your contribution to the Investment Funds in any way you choose. Such allocations to the Investment Funds must be in whole percentages.

Principal Assurance may only be elected at issue of your Certificate and assumes no withdrawals or transfers of the amount allocated to the specified Guarantee Period.


Subsequent contributions must be allocated under "Self-Directed Allocation" described above.

Allocations to the Investment Funds

A contribution allocated to an Investment Fund purchases Accumulation Units in that Investment Fund based on the Accumulation Unit Value for that Investment Fund computed on the Transaction Date.

Allocations to the Guaranteed Period Account

Contributions allocated to the Guaranteed Period Account will have the Guaranteed Rate for the specified Guarantee Period offered on the Transaction Date.

FREE LOOK PERIOD

You have the right to examine the Rollover IRA Certificate for a period of 10 days after you receive it, and to return it to us for a refund. You cancel it by sending it to our Processing Office. The free look is extended if your state requires a refund period of longer than 10 days.


Your refund will equal the Annuity Account Value reflecting any investment gain or loss, and any positive or negative market value adjustment, through the date we receive your Certificate at our Processing Office. Some states or Federal income tax regulations may require that we calculate the refund differently.

If the IRA Assured Payment Option or IRA APO Plus is elected in the application for the Certificate, your refund will include any amount applied under the Life Contingent Annuity. See "IRA Assured Payment Option," "Life Contingent Annuity" in Part 5.

We follow these same procedures if you change your mind before you receive your Certificate, but after a contribution has been made. See "Part 8: Tax Aspects of the Certificates" for possible consequences of canceling your Certificate during the free look period.


If you cancel your Certificate during the free look period, we may require that you wait six months before you may apply for a Certificate with us again.

ANNUITY ACCOUNT VALUE


Your Annuity Account Value is the sum of the amounts in the Investment
Options.


Annuity Account Value in Investment Funds

The Annuity Account Value in an Investment Fund on any Business Day is equal to the number of Accumulation Units in that Investment Fund times the Accumulation Unit Value for the Investment Fund for that date. The number of Accumulation Units in an Investment Fund at any time is equal to the sum of Accumulation Units purchased by contributions and transfers less the sum of Accumulation Units redeemed for withdrawals, transfers or deductions for charges.

The number of Accumulation Units purchased or sold in any Investment Fund equals the dollar amount of the transaction divided by the Accumulation Unit Value for that Investment Fund for the applicable Transaction Date.


The number of Accumulation Units will not vary because of any later change in the Accumulation Unit Value. The Accumulation Unit Value varies with the investment performance of the correspond-ing Portfolios of each respective trust, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as each respective trust's fees and expenses. The Accumulation Unit Value is also stated after deduction of the Separate Account asset charges relating to the Certificates. A description of the computation of the Accumulation Unit Value is found in the SAI.

Annuity Account Value in Guaranteed Period
Account


The Annuity Account Value in the Guaranteed Period Account on any Business Day will be the sum of the present value of the Maturity Value in each Guarantee Period, using the Guaranteed Rate in effect for new allocations to such Guarantee Period on such date. (This is equivalent to the Guaranteed Period Amount increased or decreased by the full market value adjustment.) The Annuity Account Value, therefore, may be higher or lower than the contributions (less withdrawals) accumulated at the Guaranteed Rate. At the Expiration Date the Annuity Account Value in the Guaranteed Period Account will equal the Maturity Value. While the IRA Assured Payment Option or IRA APO Plus is in effect, the Annuity Account Value will include any amount in the Modal Payment Portion of the Guaranteed Period Account. However, amounts held in the Modal

Payment Portion of the Guaranteed Period Account are not subject to a market value adjustment. See "Part 3: The Guaranteed Period Account."

TRANSFERS AMONG INVESTMENT OPTIONS

At any time prior to the Annuity Commencement Date, you may transfer all or portions of your Annuity Account Value among the Investment Options, subject to the following restrictions.

  o Transfers out of a Guarantee Period other than at the Expiration Date will result in a market value adjustment. See "Part 3: The Guaranteed Period Account."

  o Transfers to a Guarantee Period are limited for Annuitants ages 76 and above.

  o Transfers to Guarantee Periods are subject to the restrictions set forth under "Guarantee Periods and Expiration Dates" in Part 3. See "Allocation of Contributions" above.


Transfer requests must be made directly to our Processing Office. Your request for a transfer should specify your Certificate number, the amounts or percentages to be transferred and the Investment Options to and from which the amounts are to be transferred. Your transfer request may be in writing or by telephone.


For telephone transfer requests, procedures have been established by Equitable Life that are considered to be reasonable and are designed to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting on telephone instructions and providing written confirmation. In light of the procedures established, Equitable Life will not be liable for following telephone instructions that it reasonably believes to be genuine.


We may restrict, in our sole discretion, the use of an agent acting under a power of attorney, such as a market timer, on behalf of more than one Certificate Owner to effect transfers. Any agreements to use market timing services to effect transfers are subject to our rules then in effect and must be on a form satisfactory to us.

A transfer request will be effective on the Transaction Date and the transfer to or from Investment Funds will be made at the Accumulation Unit Value next computed after the Transaction Date. All transfers will be confirmed in writing.

DOLLAR COST AVERAGING


For Certificate Owners who (at issue of the Certificate) want to dollar cost average their entire initial contribution from the Money Market Fund into the other Investment Funds over a period of twelve months, we offer a program under which the charges normally deducted from Investment Funds will not be deducted. See "Charges Deducted from the Investment Funds'' in Part 6. We also offer dollar cost averaging under the program described below.

If you have at least $5,000 of Annuity Account Value in the Money Market Fund, you may choose to have a specified dollar amount or percentage of your Annuity Account Value transferred from the Money Market Fund to other Investment Funds on a monthly, quarterly or annual basis. The main objective of dollar cost averaging is to attempt to shield your investment from short term price fluctuations. Since the same dollar amount is transferred to other Investment Funds each month, more Accumulation Units are purchased in an Investment Fund if the value per Accumulation Unit is low and fewer Accumulation Units are purchased if the value per Accumulation Unit is high. Therefore, a lower average value per Accumulation Unit may be achieved over the long term. This plan of investing allows you to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

The minimum amount that may be transferred on each Transaction Date is $250. The maximum amount which may be transferred is equal to the Annuity Account Value in the Money Market Fund at the time the option is elected, divided by the number of transfers scheduled to be made each Contract Year.

The transfer date will be the same calendar day of the month as the Contract Date. If, on any transfer date, the Annuity Account Value in the Money Market Fund is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the dollar cost averaging option will end. You may change the transfer amount once each Contract Year, or cancel this option by sending us satisfactory notice to our Processing Office at least seven calendar days before the next transfer date.

Dollar cost averaging may not be elected while a rebalancing program or the systematic withdrawal option is in effect.


DEATH BENEFIT


Generally, upon receipt of proof satisfactory to us of your death prior to the Annuity Commencement Date, we will pay the death benefit to the beneficiary named in your Certificate. You designate the beneficiary at the time you apply for the Certificate. While the Certificate is in effect, you may change your beneficiary by writing to our Processing Office. The change will be effective on the date the written submission was signed. The death benefit payable will be determined as of the date we receive such proof of death and any required instructions as to the method of payment.

The death benefit is equal to the Annuity Account Value or, if greater, the GMDB defined below.

GMDB

Your GMDB is the minimum amount payable upon the death of the Annuitant.

Under X and Y Certificates, for issue ages 20 through 75, there are two GMDB benefits available under the Certificate, the "6% to Age 80 Roll Up" and the "Annual Ratchet to Age 80." You elect one of the two GMDB benefits in the application. Once elected, the benefit may not be changed. For issue ages 76 through 78, the GMDB is the two GMDB options, as described below, except that the GMDB will continue to grow through age 85.

Under Z Certificates, the GMDB benefit is a Return of Contributions consisting of the initial contribution, plus (a) any subsequent controbutions, less (b) any withdrawals. However, for issue ages 20 through 75, you may instead elect either the 6% to 80 Roll Up or the Annual Ratchet to Age 80 provided you elect GMIB as well. GMIB is discussed below. For the charges applicable to such election, see "Combined GMDB/GMIB Charge" in Part 6.

Each of the benefits is described further below.

6% to Age 80 Roll Up--On the Contract Date the GMDB is equal to the initial contribution. Thereafter, the GMDB is credited with interest at 6% (4% for amounts in the Money Market Fund and the Guarantee Periods) on each Contract Date anniversary through age 80, and 0% thereafter, and is adjusted for any subsequent contributions and withdrawals. The 6% to Age 80 Roll Up is not available in New York.

Annual Ratchet to Age 80--On the Contract Date, the GMDB is equal to the initial contribution. Thereafter, the GMDB is reset to the Annuity Account Value on a Contract Date anniversary if higher than the current GMDB through age 80, and is adjusted for any subsequent contributions and withdrawals.

See Appendix II for an example of the calculation of the GMDB.

Withdrawals will reduce your GMDB, see "How Withdrawals Affect Your GMDB and GMIB" in Part 5.


How Payment is Made


We will pay the death benefit to the beneficiary in the form of the income annuity option you have chosen under your Certificate. If no income annuity option has been chosen at the time of your death, the beneficiary will receive the death benefit in a lump sum. However, subject to Equitable Life's rules then in effect and any other applicable requirements under the Code, the beneficiary may elect to apply the death benefit amount to one or more income annuity options offered by Equitable Life. See "Income Annuity Options" in Part 5.


If you elect to have your spouse be both the sole primary beneficiary and the successor Annuitant/ Certificate Owner, then no death benefit is payable until your surviving spouse's death.


On the Contract Date anniversary following your death, if the successor Annuitant/Certificate Owner election was elected at issue of the Certificate and is in effect at your death, the GMDB will be reset at the greater of the current GMDB and the current Annuity Account Value in the Investment Funds. In determining whether the GMDB will continue to grow, we will use the age (as of the Contract Date anniversary) of the successor Annuitant/Certificate Owner.

GMIB

GMIB (available for issue ages 20 through 75) is an optional benefit that provides a minimum amount of guaranteed lifetime future income according to its terms, regardless of the Annuity Account Value. It operates through application of your Annuity Account Value under the IRA Assured Payment Option (discussed in Part 5). You elect GMIB in the application. Once elected the benefit may not be canceled. GMIB is only available under class Z Certificates if you have also elected one of the optional GMDB benefits as described above.

For the charges applicable to electing GMIB, see "Combined GMDB/GMIB Charge" in Part 6.

GMIB may not currently be available in all states. State availability information may be obtained from your registered representative. GMIB is also not available once either the IRA Assured Payment Option or IRA APO Plus is in effect. If you terminate either option so that the Certificate operates under Rollover IRA rules, GMIB will not be available.

On the Transaction Date that you exercise GMIB, the periodic lifetime income that will be provided under the IRA Assured Payment Option will be the greater of (i) your GMIB, and (ii) the amount of income that would be provided based on your Annuity Account Value as of the Transaction Date and our then current annuity purchase factors.

Illustrated below are GMIB amounts per $100,000 of initial contribution, for a male age 60 (at issue) on Contract Date anniversaries as indicated below, assuming no subsequent contributions or withdrawals.



                  GMIB ANNUAL
                 INCOME PAYABLE
 CONTRACT DATE      FOR LIFE
  ANNIVERSARY       10 FIXED
  AT ELECTION        PERIOD
--------------  --------------
       7            $ 8,992
       10            12,160
       15            18,358
       20            27,856



Withdrawals will reduce your GMIB, see "How Withdrawals Affect Your GMDB and GMIB" in Part 5.

GMIB may be exercised only under the following conditions:

  o The IRA Assured Payment Option is elected within 30 days following the 7th or later Contract Date anniversary. However, it may not be elected earlier than your age 60, nor later than age 83; except that for issue ages 20 to 44, it may be elected 15 years after the Contract Date. If elected prior to age 60, only level payments are permitted.


  o The fixed period you select is as indicated below, based on your age at the time of election and the type of payments selected:


              LEVEL PAYMENTS
-----------------------------------------
  AGE AT ELECTION         FIXED PERIOD
-------------------  --------------------
    60 through 75           10 years
    76 through 78       85 less your age
    79 through 83           7 years



          INCREASING PAYMENTS
-------------------------------------
  AGE AT ELECTION       FIXED PERIOD
-------------------  ----------------
    60 through 70         15 years
    71 through 75         12 years
    76 through 80         9 years
    81 through 83         6 years


  o Payments start one payment mode after the IRA Assured Payment Option goes into effect.


Each year on your Contract Date anniversary, if you are eligible to exercise GMIB, we will send you an eligibility notice illustrating how much income could be provided under such option on the Contract Date anniversary. You may then notify us within 30 days following the Contract Date anniversary if you want to exercise GMIB by submitting the proper form. The income to be provided under the IRA Assured Payment Option will be determined on the Transaction Date that we receive your request and, therefore, may differ from the eligibility notice. It will be based on either the GMIB that was determined on the Contract Date anniversary, or the Annuity Account Value and our current annuity purchase factors as of such Transaction Date.

You may always apply your Annuity Account Value to any of our life income annuity options. The income annuity options are discussed in Part 5. These options differ from the IRA Assured Payment Option and may provide higher or lower income levels, but do not have all the features under the IRA Assured Payment Option. You may request an illustration from your registered representative.

Successor Annuitant/Certificate Owner

If the successor Annuitant/Certificate Owner election (discussed above) was elected at issue of the Certificate and is in effect at your death, GMIB will continue to be available on Contract Date anniversaries seven and later based on the Contract Date, provided GMIB is exercised as specified above based on the age of the successor Annuitant/Certificate Owner.


CASH VALUE


The Cash Value under the Certificate fluctuates daily with the investment performance of the Investment Funds you have selected and reflects any upward or downward market value adjustment. See "Part 3: The Guaranteed Period Account." We do not guarantee any minimum Cash Value except for amounts in a Guarantee Period held to the Expiration Date. On any date before the Annuity Commencement Date while the Certificate is in effect, the Cash Value is equal to the Annuity Account Value, less any withdrawal charge. The free corridor amount will not apply when calculating the withdrawal charge applicable upon a surrender. See "Part 6: Deductions and Charges."


SURRENDERING THE CERTIFICATES TO
RECEIVE THE CASH VALUE

You may surrender a Certificate to receive the Cash Value at any time while you are living and before the Annuity Commencement Date.

For a surrender to be effective, we must receive your written request and the Certificate at our Processing Office. The Cash Value will be determined on the Transaction Date. All benefits under the Certificate will be terminated as of that date.


You may receive the Cash Value in a single sum payment or apply it under one or more of the income annuity options. See "Income Annuity Options" in Part
5. We will usually pay the Cash Value within seven calendar days, but we may delay payment as described in "When Payments are Made" below.

For the tax consequences of surrenders, see "Part 8: Tax Aspects of the Certificates."

WHEN PAYMENTS ARE MADE

Under applicable law, application of proceeds from the Investment Funds to a variable annuity, payment of a death benefit from the Investment Funds, payment of any portion of the Annuity Account Value (less any applicable withdrawal charge) from the Investment Funds, and, upon surrender, payment of the Cash Value from the Investment Funds will be made within seven calendar days after the Transaction Date. Payments or application of proceeds from the Investment Funds can be deferred for any period during which (1) the New York Stock Exchange is closed or trading on it is restricted, (2) sales of securities or determination of the fair value of an Investment Fund's assets is not reasonably practicable because of an emergency, or (3) the SEC, by order, permits us to defer payment in order to protect persons with interest in the Investment Funds.

We can defer payment of any portion of the Annuity Account Value in the Guaranteed Period Account for up to six months while you are living. We may also defer payments for any amount attributable to a contribution made in the form of a check for a reasonable amount of time (not to exceed 15 days) to permit the check to clear.

ASSIGNMENT

The Certificates are not assignable or transferrable except through surrender to us. They may not be borrowed against or used as collateral for a loan or other obligation.


SERVICES WE PROVIDE

o     REGULAR REPORTS

 o Statement of your Certificate values as of the last day of the calendar year;

 o      Three additional reports of your Certificate values each year;

 o      Annual and semi-annual statements of each trust; and

 o      Written confirmation of financial transactions.

O     TOLL-FREE TELEPHONE SERVICES

 o Call 1-800-789-7771 for a recording of daily Accumulation Unit Values and Guaranteed Rates applicable to the Guarantee Periods. Also call during our regular business hours to speak to one of our customer service representatives.

O     PROCESSING OFFICE

 o      FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

        Equitable Life
        Income Management Group
        Post Office Box 13014
        Newark, NJ 07188-0014

 o      FOR CONTRIBUTIONS SENT BY EXPRESS MAIL:

        Equitable Life
        c/o First Chicago National Processing Center
        300 Harmon Meadow Boulevard, 3rd Floor
        Attn: Box 13014
        Secaucus, NJ 07094

 o FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS) SENT BY REGULAR MAIL:

        Equitable Life
        Income Management Group
        P.O. Box 1547
        Secaucus, NJ 07096-1547

 o FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS) SENT BY EXPRESS MAIL:

        Equitable Life
        Income Management Group
        200 Plaza Drive
        Secaucus, NJ 07096


DISTRIBUTION OF THE CERTIFICATES


As the distributor of the Certificates, Equitable Distributors, Inc. (EDI), an indirect wholly owned subsidiary of Equitable Life, has responsibility for sales and marketing functions for the Certificates. EDI also serves as the principal underwriter of the Separate Account under the 1940 Act. EDI is registered with the SEC as a broker-dealer under the Exchange Act and is a member of the National Association of Securities Dealers, Inc. EDI's principal business address is 1290 Avenue of the Americas, New York, New York
10104. For 1996, EDI was paid a fee of $    for its services under a
"Distribution Agreement" with Equitable Life and the Separate Account.

The Certificates will be sold by registered representatives of EDI, as well as by unaffiliated broker-dealers with which EDI has entered into selling agreements. Broker-dealer sales compensation will generally not exceed
percent of total contributions made under class X Certificates, or    %
annually of the Annuity Account Value under class Y Certificates. EDI may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. Broker-dealers receiving sales compensation will generally pay a portion thereof to their registered representatives as commissions related to sales of the Certificates. The offering of the Certificates is intended to be continuous.

          PART 5: DISTRIBUTION METHODS UNDER THE CERTIFICATES

THE PROVISIONS DISCUSSED IN THIS PART 5 APPLY WHEN YOU ELECT THE IRA ASSURED PAYMENT OPTION OR IRA APO PLUS IN THE APPLICATION OR AS A DISTRIBUTION OPTION AT A LATER DATE, AS WELL AS TO OTHER DISTRIBUTION METHODS UNDER YOUR CERTIFICATE.


The Rollover IRA Certificates offer several distribution methods specifically designed to provide retirement income. The Choice Income Plan which includes the IRA Assured Payment Option and IRA APO Plus, may be elected in the application or as a distribution option at a later date. In addition, the Certificates provide for Lump Sum Withdrawals, Substantially Equal Payment Withdrawals, Systematic Withdrawals and Minimum Distribution Withdrawals. Fixed and variable income annuity options are also available for amounts to be applied at the Annuity Commencement Date. The IRA Assured Payment Option and IRA APO Plus may not be available in all states.


The Certificates are subject to the Code's minimum distribution requirements. Generally, distributions from these Certificates must commence by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. Subsequent distributions must be made by December 31st of each calendar year. If you do not commence minimum distributions in the calendar year in which you attain age 70 1/2, and wait until the three month period (January 1 to April 1) in the next calendar year to commence minimum distributions, then you must take two required minimum distributions in that calendar year. If the required minimum distribution is not made, a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn may apply. See "Part 8: Tax Aspects of the Certificates" for a discussion of various special rules concerning the minimum distribution requirements.


For IRA retirement benefits subject to minimum distribution requirements, we will send a form outlining the distribution options available before you reach age 70 1/2 (if you have not annuitized before that time).

IRA ASSURED PAYMENT OPTION

The IRA Assured Payment Option is designed to provide you with guaranteed payments for your life (SINGLE LIFE) or for the lifetime of you and a joint Annuitant you designate (JOINT AND SURVIVOR) through a series of distributions from the Annuity Account Value that are followed by Life Contingent Annuity payments. Payments you receive during the fixed period are designed to pay out the entire Annuity Account Value by the end of the fixed period and to meet or exceed minimum distribution requirements, if applicable. See "Minimum Distribution Withdrawals" below. The fixed period ends with the distribution of the Maturity Value of the last Guarantee Period, or distribution of the final amount in the Modal Payment Portion of the Guaranteed Period Account. The fixed period may also be referred to as the "liquidity period" as during this period, you have access to the Cash Value through Lump Sum Withdrawals or surrender of the Certificate, with lifetime income continuing in reduced amounts.

After the fixed period, the payments are made under the Life Contingent Annuity described below.


You may elect the IRA Assured Payment Option at any time if your initial contribution or Annuity Account Value is at least $10,000 at the time of election, by submitting a written request satisfactory to us. The IRA Assured Payment Option may be elected at ages 59 1/2 through 83. If you are over age 70 1/2, the availability of this option may be restricted under certain limited circumstances. See "Tax Considerations for the IRA Assured Payment Option and IRA APO Plus" in Part 8. The IRA Assured Payment Option with level payments (described below) may be elected at ages as young as 45. However, there are tax considerations that should be taken into account before electing level payments under the IRA Assured Payment Option if you are under age 59 1/2. See "Penalty Tax on Early Distributions" in Part 8. The IRA Assured Payment Option with increasing payments (described below) may be elected at ages as young 53 1/2 provided payments do not start before you attain age 59 1/2.

Once the IRA Assured Payment Option is elected, all amounts currently held under your Rollover IRA must be allocated to the Guarantee Periods, the Modal Payment Portion of the Guaranteed Period Account, if applicable, and the Life Contingent Annuity. See "Allocation of Contributions or Annuity Account Value" below. Subsequent contributions may be made according to the rules set forth below and in "Tax-Free Transfers and Rollovers" in Part 8.


Subsequent Contributions under the IRA Assured
Payment Option

Subsequent "regular" IRA contributions may no longer be made for the taxable year in which you attain age 70 1/2 and thereafter. Subsequent rollover and direct transfer contributions may be made at any time until the earlier of
(i) when you attain age 84 and (ii) when the Certificate is within seven years of the end of the fixed period while the IRA Assured Payment Option is in effect. However, any amount contributed after you attain age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Payments


You may elect to receive monthly, quarterly or annual payments. However, all payments are made on the 15th of the month. Payments to be made on an Expiration Date during the fixed period represent distributions of the Maturity Values of serially maturing Guarantee Periods on their Expiration Dates. Payments to be made monthly, quarterly or annually on dates other than an Expiration Date represent distributions from amounts in the Modal Payment Portion of the Guaranteed Period Account. See "Part 3: The Guaranteed Period Account."


You have a choice of receiving level payments during the fixed period and then under the Life Contingent Annuity. Or, you may elect to receive payments that increase. During the fixed period, payments are designed to increase by 10% every three years on each third anniversary of the payment start date. After the end of the fixed period, your first payment under the Life Contingent Annuity will be 10% greater than the final payment made under the fixed period. Thereafter, payments will increase annually on each anniversary of the payment start date under the Life Contingent Annuity based on the annual increase, if any, in the Consumer Price Index, but in no event greater than 3% per year.


Payments will generally start one payment mode from the date the IRA Assured Payment Option goes into effect. Or you may choose to defer the date payments will start generally for a period of up to 60 months. Deferral of the payment start date permits you to lock in rates at a time when you may consider current rates to be high, while permitting you to delay receiving payments if you have no immediate need to receive income under your Certificate. In making this decision, you should consider that the amount of income you purchase is based on the rates applicable on the Transaction Date, so if rates rise during the interim, your payments may be less than they would have been if you had elected the IRA Assured Payment Option at a later date. Deferral of the payment start date is not available above age 80. Before you elect to defer the date your payments will start, you should consider the consequences of this decision on the requirement under the Code that you take minimum distributions each calendar year with respect to the value of your IRA. See "Required Minimum Distributions" in Part 8. The ability to defer the payment start date may not be available in all states. Also, if amounts are applied to the IRA Assured Payment Option as a result of the GMIB (discussed in Part 4), deferral of the payment start date is not permitted.

Required minimum distributions will be calculated based on the Annuity Account Value in each Guarantee Period and the deemed value of the Life Contingent Annuity for tax purposes. If at any time your payment under the IRA Assured Payment Option would be less than the minimum amount required to be distributed under minimum distribution rules, we will notify you of the difference. You will have the option to have an additional amount withdrawn under your Certificate and such withdrawal will be treated as a Lump Sum Withdrawal; however, no withdrawal charge will apply. An adjustment will be made to future scheduled payments. Or, you may take the amount from other IRA funds you may have. See "Lump Sum Withdrawals" below and "Required Minimum Distributions" in Part 8.

See Appendix III for an example of payments purchased under an IRA Assured Payment Option.


Fixed Period

If you elect level payments, you may select a fixed period of not less than seven years nor more than 15 years. The maximum fixed period available based on your age at issue of the Certificate (or age at the time of election if the IRA Assured Payment Option is elected after issue) is as follows:

                          MAXIMUM
       AGE*             FIXED PERIOD
-----------------  --------------------
45 through 70          15 years
71 through 78          85  less your age
79 through 83           7 years

The minimum and maximum fixed period will be reduced by each year you defer the date payments will start.

If you elect increasing payments, you do not have a choice as to the fixed period. Based on your age at issue of the Certificate (or age at the time of election if the IRA Assured Payment Option is elected after issue), your fixed period will be as follows:

       AGE*           FIXED PERIOD
-----------------  ----------------
59 1/2 through 70       15 years
71 through 75           12 years
76 through 80            9 years
81 through 83            6 years

If you elect increasing payments and defer the date payments will start, your fixed period will be as follows:

                       FIXED PERIOD BASED ON
                          DEFERRAL PERIOD
                   ---------------------------
                        1-36          37-60
       AGE*            MONTHS         MONTHS
-----------------  -------------  ------------
53 1/2 through 70      12 years        9 years
71 through 75           9 years        9 years
76 through 80           6 years        6 years
81 through 83        N/A            N/A

* For joint and survivor, the fixed period is based on the age of the younger Annuitant.

If amounts are applied to the IRA Assured Payment Option as a result of the GMIB, the fixed periods will be as discussed under "GMIB" in Part 4.


Allocation of Contributions or Annuity Account Value

If the IRA Assured Payment Option is elected in the application, then based on the amount of your initial contribution, your age and sex (and the age and sex of the joint Annuitant, if applicable), the mode of payment, the form of payments and the fixed period you select, your entire contribution will be allocated by us. A portion of the initial contribution will be allocated among the Guarantee Periods and the Modal Payment Portion of the Guaranteed Period Account, if applicable, to provide fixed period payments and a portion will be applied under the Life Contingent Annuity in order to provide the payments for life. For initial contributions of $500,000 or more, amounts allocated to the Life Contingent Annuity may also be based on your under writing classification. In general, underwriting classification is based on your medical history and smoker status and may result in a smaller allocation of amounts to the Life Contingent Annuity if your classification is lower than our standard class. If the IRA Assured Payment Option is elected any time after issue of the Rollover IRA Certificate or if you cancel IRA APO Plus (discussed below) and elect the IRA Assured Payment Option, then based on your Annuity Account Value and the information you provide as described above, your entire Annuity Account Value, including any amounts currently invested in the Investment Funds, will be allocated by us among the Guarantee Periods, the Modal Payment Portion of the Guaranteed Period Account, if applicable, and applied under the Life Contingent Annuity. While the IRA Assured Payment Option is in effect, no amounts may be allocated to the Investment Funds. If amounts in the Guarantee Periods are transferred, a market value adjustment may apply.


If you elect the IRA Assured Payment Option in the application and your initial contribution will come from multiple sources, your application must also indicate that contributions are to be allocated to the Money Market Fund under the Rollover IRA described in Part 4. Election of the IRA Assured Payment Option must include your instructions to apply your Annuity Account Value, on the date the last such contribution is received, under the IRA Assured Payment Option as described above.


Any subsequent contributions made while the IRA Assured Payment Option is in effect must be allocated to the Guarantee Periods and applied to the Life Contingent Annuity. We will determine the allocation of such contributions, such that your payments will be increased and the fixed period and date that payments are to start under the Life Contingent Annuity will remain the same.

Life Contingent Annuity

The Life Contingent Annuity provides lifetime payments starting after the end of the fixed period. The portion of your contributions or Annuity Account Value applied under the Life Contingent Annuity does not have a Cash Value or an Annuity Account Value and, therefore, does not provide for transfers or withdrawals. Once the fixed period has ended and payments have begun under the Life Contingent Annuity, subsequent amounts may no longer be applied under the Life Contingent Annuity.

THERE IS NO DEATH BENEFIT PROVIDED UNDER THE LIFE CONTINGENT ANNUITY AND ANNUITY INCOME IS PAID ONLY IF YOU (OR A JOINT ANNUITANT) ARE LIVING AT THE DATE ANNUITY BENEFITS BEGIN. BENEFITS ARE ONLY PAID DURING YOUR LIFETIME AND, IF APPLICABLE, THE LIFETIME OF A JOINT ANNUITANT. CONSEQUENTLY, YOU SHOULD CONSIDER THE POSSIBILITY THAT NO AMOUNTS WILL BE PAID UNDER THE LIFE CONTINGENT ANNUITY IF YOU (OR A JOINT ANNUITANT) DO NOT SURVIVE TO THE DATE PAYMENTS ARE TO START UNDER SUCH ANNUITY.

You may elect to have the Life Contingent Annuity provide level or increasing payments on a Single Life or a Joint and 100% to Survivor basis. If you elect increasing payments, the payments will increase annually based on the increase, if any, in the Consumer Price Index, but in no event greater than 3% per year. The Life Contingent Annuity may also provide payments on a Joint and one-half to Survivor or a Joint and two-thirds to Survivor basis.

Payments under the Life Contingent Annuity will be made to you during your lifetime (and the lifetime of the joint Annuitant, if applicable) on the same payment mode and date as the payments that were made during the fixed period.

Election Restrictions under Joint and
Survivor


Election of the IRA Assured Payment Option with a Joint and Survivor form of the Life Contingent Annuity is subject to the following restrictions: (i) the joint Annuitant must be your spouse; (ii) neither you nor the joint Annuitant can be over age 83; (iii) under level payments if you elect the Joint and 100% to Survivor form, only the longest fixed period is permitted; and (iv) the fixed period may be limited by the minimum distribution rules. See "Required Minimum Distributions" in Part 8.


Withdrawals under the IRA Assured
Payment Option

While the IRA Assured Payment Option is in effect, if you take a Lump Sum Withdrawal as described under "Lump Sum Withdrawals" below (or if a Lump Sum Withdrawal is made to satisfy minimum distribution requirements under the Certificate), such withdrawals will be taken from all remaining Guarantee Periods to which your Annuity Account Value is allocated and the Modal Payment Portion of the Guaranteed Period Account, if applicable, such that the amount of the payments and the length of the fixed period will be reduced, and the date payments are to start under the Life Contingent Annuity will be accelerated. Additional amounts above the amount of the requested withdrawal will be withdrawn from the Guaranteed Period Account and applied to the Life Contingent Annuity to the extent necessary to achieve this result. As a result, the same pattern of payments will continue in reduced amounts for your life, and if applicable, the life of your joint Annuitant. If you have elected increasing payments, the first reduction in your payments will take place no later than the date of the next planned increase.

Substantially Equal Payment Withdrawals, Systematic Withdrawals and Minimum Distribution Withdrawals may not be elected while the IRA Assured Payment Option is in effect. See "Substantially Equal Payment Withdrawals," "Systematic Withdrawals" and "Minimum Distribution Withdrawals," below.

Death Benefit


Once you have elected the IRA Assured Payment Option, if a death benefit becomes payable during the fixed period we will pay the death benefit amount, as described under "Death Benefit" in Part 4, to the designated beneficiary. Unless you have elected a Joint and Survivor form under the Life Contingent Annuity, no payment will be made under the Life Contingent Annuity. The death benefit payable relates only to the Guarantee Periods under the Certificate; a death benefit is never payable under the Life Contingent Annuity.


If you have elected a Joint and Survivor form of annuity under the Life Contingent Annuity, payments will be made to you or the joint Annuitant, if living on the date payments are to start. The designated beneficiary and the joint Annuitant must be your spouse.

Termination of the IRA Assured
Payment Option


The IRA Assured Payment Option will be terminated if: (i) you cancel such option at any time by sending a written request satisfactory to us; (ii) you submit a subsequent contribution and you do not want it applied under the IRA Assured Payment Option; (iii) you request a transfer of your Annuity Account Value as described under "Transfers Among Investment Options" in Part 4, while the IRA Assured Payment Option is in effect; or (iv) you request a change in the date the payments are to start under the Life Contingent Annuity. Once the IRA Assured Payment Option is terminated, in order to receive distributions from your Annuity Account Value you must utilize the withdrawal options described under "Withdrawal Options" below. Although the Life Contingent Annuity will continue in effect and payments will be made if you or your joint Annuitant, if applicable, are living on the date payments are to start, additional Life Contingent Annuity payments may not be purchased. You may elect to start the IRA Assured Payment Option again by submitting a written request satisfactory to us, but no sooner than three years after the Option was terminated. If you elected the IRA Assured Payment Option at age 70 1/2 or older and subsequently terminate this Option, required minimum distributions must continue to be made with respect to your Certificate.

Before terminating the IRA Assured Payment Option, you should consider the implications this may have under the minimum distribution requirements. See "Tax Considerations for the IRA Assured Payment Option and IRA APO Plus" in
Part 8.


Income Annuity Options and Surrendering
the Certificates


If you elect an annuity benefit as described under "Income Annuity Options" below, or surrender the Certificate for its Cash Value as described under "Surrendering the Certificates to Receive the Cash Value" in Part 4, once we receive your returned Certificate, your Certificate will be returned to you with a notation that the Life Contingent Annuity is still in effect. Thereafter, no subsequent contributions will be accepted under the Certificate and no amounts may be applied under the Life Contingent Annuity.


Withdrawal Charge


While the IRA Assured Payment Option is in effect, withdrawal charges will not apply to the level or increasing payments made during the fixed period. Except as necessary to meet minimum distribution requirements under the Certificate, Lump Sum Withdrawals will be subject to a withdrawal charge and will have a 10% free corridor available. Upon termination of the IRA Assured Payment Option, the free corridor will apply as described under "Withdrawal Charge" in Part 6.


IRA APO PLUS


We may also offer APO Plus as a non-qualified Certificate.


IRA APO Plus is a variation of the IRA Assured Payment Option. IRA APO Plus is available at ages 59 1/2 through 83. It may also be elected at ages as young as 53 1/2 provided payments under IRA APO Plus do not start before you attain age 59 1/2. Except as indicated below, all provisions of the IRA Assured Payment Option apply to IRA APO Plus. IRA APO Plus enables you to keep a portion of your Annuity Account Value in the Investment Funds while periodically converting such Annuity Account Value to increase the guaranteed lifetime income under the IRA Assured Payment Option. When you elect IRA APO Plus, a portion of your initial contribution or Annuity Account Value as applicable is allocated by us to the IRA Assured Payment Option to provide a minimum guaranteed lifetime income through allocation of amounts to the Guarantee Periods and the Modal Payment Portion of the Guaranteed Period Account, if applicable, and application of amounts to the Life Contingent Annuity. The remaining Annuity Account Value remains in the Investment Funds. Periodically during the fixed period (as described below), a portion of the remaining Annuity Account Value in the Investment Funds is applied to increase the guaranteed level payments under the IRA Assured Payment Option.

IRA APO Plus allows you to remain invested in the Investment Funds for longer than would be possible if you applied your entire Annuity Account Value all at once to the IRA Assured Payment Option or to an income annuity option, while utilizing an "exit strategy" to provide retirement income.


If IRA APO Plus is elected in the application, we may require that the portion of the initial contribution to be allocated to the Investment Funds, be allocated to the Money Market Fund until the end of the free look period. See "Free Look Period" in Part 4.


The fixed period under IRA APO Plus will be based on your age (or the age of the younger Annuitant if Joint and Survivor is elected) at issue of the Certificate (or age at the time of election if IRA APO Plus is elected after issue) and will be the same as the periods indicated for increasing payments under "IRA Assured Payment Option" above.

You may elect to defer the payment start date as described in "Payments" under "IRA Assured Payment Option," above. The fixed period will also be as indicated for deferral of the payment start date for increasing payments under the IRA Assured Payment Option.

You elect IRA APO Plus in the application or at a later date by submitting the proper form. IRA APO Plus may not be elected if the IRA Assured Payment Option is already in effect.

The amount applied under IRA APO Plus is either the initial contribution if IRA APO Plus is elected at issue of the Certificate, or the Annuity Account Value if IRA APO Plus is elected after issue of the Certificate. Out of a portion of the amount applied, level payments are provided under the IRA Assured Payment Option equal to the initial payment that would have been provided on the Transaction Date by the allocation of the entire amount to increasing payments as described in "Payments" under "IRA Assured Payment Option," above. The difference between the amount required for level payments and the amount required for increasing payments is allocated to the Investment Funds in accordance with your instructions. If you have Annuity Account Value in the Guaranteed Period Account at the time this option is elected, a market value adjustment may apply as a result of such amounts being transferred to effect the IRA Assured Payment Option.

On the third February 15th following the date the first payment is made (if payments are to be made on February 15th, the date of the first payment will be counted as the first February 15th) during the fixed period while you are living, a portion of the Annuity Account Value in the Investment Funds is taken pro rata from the Annuity Account Value in each Investment Fund and is applied to increase the level payments under the IRA Assured Payment Option. If a deferral period of three years or more is elected, a portion of the Annuity Account Value in the Investment Funds will be applied on the February 15th prior to the date the first payment is made, to increase the initial level payments. If payments are to be made on February 15th, the date of the first payment will be counted as the first February 15th.

The amount applied is the amount which provides for level payments equal to the initial payment that would have been provided by the allocation of the entire Annuity Account Value to increasing payments, as described in the preceding paragraph. This process is repeated each third year during the fixed period. The first increased payment will be reflected in the payment made following three full years of payments and then every three years thereafter. On the Transaction Date immediately following the last payment during the fixed period, the remaining Annuity Account Value in the Investment Funds is first applied to the Life Contingent Annuity to change the level payments previously purchased to increasing payments. If there is any Annuity Account Value remaining after the increasing payments are purchased, this balance is applied to the Life Contingent Annuity to further increase such increasing payments. If the Annuity Account Value in the Investment Funds is insufficient to purchase the increasing payments, then the level payments previously purchased will be increased to the extent possible.

While IRA APO Plus provides a minimum guaranteed lifetime payment under the IRA Assured Pay-ment Option, the total amount of income that can be provided over time will depend on the investment performance of the Investment Funds in which you have Annuity Account Value, as well as the current Guaranteed Rates and the cost of the Life Contingent Annuity, which may vary. Consequently, the aggregate amount of guaranteed lifetime income under IRA APO Plus may be more or less than the amount that could have been purchased by application at the outset of the entire initial contribution or Annuity Account Value to the IRA Assured Payment Option.


See Appendix III for an example of the payments purchased under IRA Assured Payment Option and IRA APO Plus.

In calculating your required minimum distributions your Annuity Account Value in the Investment Funds, the Annuity Account Value in each Guarantee Period, any amount in the Modal Payment Portion of the Guaranteed Period Account, and the deemed value of the Life Contingent Annuity for tax purposes will be taken into account as described in "Payments" under "IRA Assured Payment Option," above. Also see "Required Minimum Distributions" in Part 8.


Allocation of Subsequent Contributions under IRA APO Plus

Any subsequent contributions you make may only be allocated to the Investment Funds, where it is later applied by us under the IRA Assured Payment Option. Subsequent contributions will be allocated among the Investment Funds according to your allocation percentages. Allocation percentages can be changed at any time by writing to our Processing Office. Subsequent contributions may no longer be made after the end of the fixed period.

Transfers Among Investment Options under IRA APO Plus

While IRA APO Plus is in effect, you may transfer all or a portion of your Annuity Account Value in the Investment Funds, among the Investment Funds in any way you choose. However, you may not transfer Annuity Account Value from the Investment Funds to the Guaranteed Period Account.

Withdrawals under IRA APO Plus

While IRA APO Plus is in effect, if you take a Lump Sum Withdrawal as described under "Lump Sum Withdrawals" below (or if a Lump Sum Withdrawal is made to satisfy minimum distribution requirements under the Certificate), such withdrawals will be taken on a pro rata basis from your Annuity Account Value in the Investment Funds unless you specify otherwise. If there is insufficient value in the Investment Funds the excess will be taken from the Guarantee Periods and the Modal Payment Portion of the Guaranteed Period Account, if applicable, as described under "Withdrawals under the IRA Assured Payment Option" above.

A Lump Sum Withdrawal taken to satisfy minimum distribution requirements under the Certificate will not be subject to a withdrawal charge.

Death Benefit


Once you have elected IRA APO Plus, if a death benefit becomes payable during the fixed period we will pay the death benefit amount as described under "Death Benefit" in Part 4, to the designated beneficiary. Unless you have elected Joint and Survivor under the Life Contingent Annuity, no payment will be made under the Life Contingent Annuity. The death benefit relates only to the Investment Funds and the Guarantee Periods under the Certificate; a death benefit is never payable under the Life Contingent Annuity.


Termination of IRA APO Plus


You may terminate IRA APO Plus at any time by submitting a request satisfactory to us. In connection with the termination, you may either (i) elect to terminate IRA APO Plus at any time and have your Certificate operate under the Rollover IRA rules (see "Part 4: Provisions of the Certificates and Services We Provide") or (ii) elect the IRA Assured Payment Option (GMIB, discussed in Part 4 may apply) with level or increasing payments. In the latter case your remaining Annuity Account Value in the Investment Funds will be allocated to the Guaranteed Period Account and applied under the Life Contingent Annuity. A market value adjustment may apply for any amounts allocated from a Guarantee Period. At least 45 days prior to the end of each three year period, we will send you a quote indicating how much future income could be provided under the IRA Assured Payment Option. The quote would be based on your current Annuity Account Value, current Guaranteed Rates for the Guarantee Periods and current purchase rates under the Life Contingent Annuity as of the date of the quote. The actual amount of future income would depend on the rates in effect on the Transaction Date.


WITHDRAWAL OPTIONS

The Rollover IRA is an annuity contract, even though you may elect to receive your benefits in a non-annuity form. You may take withdrawals from your Certificate before the Annuity Commencement Date and while you are alive. Four withdrawal options are available: Lump Sum Withdrawals, Substantially Equal Payment Withdrawals, Systematic With-drawals and Minimum Distribution Withdrawals. Withdrawals may result in withdrawal charges. See "Part 6: Deductions and Charges." Special withdrawal rules may apply under the IRA Assured Payment Option and IRA APO Plus.

Amounts withdrawn from the Guaranteed Period Account, other than at the Expiration Date, will result in a market value adjustment. See "Market Value Adjustment for Transfers, Withdrawals or Surrender Prior to the Expiration Date" in Part 3. Withdrawals may be taxable and subject to tax penalty. See "Part 8: Tax Aspects of the Certificates."

As a deterrent to early withdrawal (generally prior to age 59 1/2) the Code provides certain penalties. We may also be required to withhold income taxes from the amount distributed. These rules are outlined in "Part 8: Tax Aspects of the Certificates."


LUMP SUM WITHDRAWALS


You may take Lump Sum Withdrawals at any time subject to a minimum withdrawal amount of $1,000. A request to withdraw more than 90% of the Cash Value as of the Transaction Date will result in the termination of the Certificate and will be treated as a surrender of the Certificate for its Cash Value. See "Surrendering the Certificates to Receive the Cash Value," in Part 4.

To make a Lump Sum Withdrawal, you must submit a request satisfactory to us which specifies the Investment Options from which the Lump Sum Withdrawal will be taken. If we have received the information we require, the requested withdrawal will become effective on the Transaction Date and proceeds will usually be mailed within seven calendar days thereafter, but we may delay payment as described in "When Payments Are Made" in Part 4. If we receive only partially completed information, our Processing Office will contact you for specific instructions before your request can be processed.

Lump Sum Withdrawals in excess of the 15% free corridor amount may be subject to a withdrawal charge. While either the IRA Assured Payment Option or IRA APO Plus is in effect, Lump Sum Withdrawals that exceed the 10% free corridor amount may be subject to a withdrawal charge. See "Withdrawal Charge" in Part 6.


SUBSTANTIALLY EQUAL PAYMENT WITHDRAWALS


Substantially Equal Payment Withdrawals provide distributions from the Annuity Account Value of the amounts necessary so that the 10% penalty tax, normally applicable to distributions made prior to age 59 1/2, does not apply. See "Penalty Tax on Early Distributions," in Part 8. Once distributions begin, they should not be changed or stopped until the later of age 59 1/2 or five years from the date of the first distribution. If you change or stop the distributions or take a Lump Sum Withdrawal, you may be liable for the 10% penalty tax that would have otherwise been due on all prior distributions made under this option and for any interest thereon.


Substantially Equal Payment Withdrawals may be elected at any time if you are below age 59 1/2. You can elect this option by submitting the proper form. You select the day and the month when the first withdrawal will be made, but it may not be sooner than 28 days after the issue of the Certificate. In no event may you elect to receive the first payment in the same Contract Year in which a Lump Sum Withdrawal was taken. We will calculate the amount of the distribution under a method we select and payments will be made monthly, quarterly or annually as you select. These payments will continue to be made until we receive written notice from you to cancel this option. Such notice must be received at our Processing Office at least seven calendar days prior to the next scheduled withdrawal date. A Lump Sum Withdrawal taken while Substantially Equal Payment Withdrawals are in effect will cancel such withdrawals. You may elect to start receiving Substantially Equal Payment Withdrawals again, but in no event can the payments start in the same Contract Year in which a Lump Sum Withdrawal was taken. We will calculate a new distribution amount.

Unless you specify otherwise, Substantially Equal Payment Withdrawals will be withdrawn on a pro rata basis from your Annuity Account Value in the Investment Funds. If there is insufficient value or no value in the Investment Funds, any additional amount of the withdrawal or the total amount of the withdrawal, as applicable, will be withdrawn from the Guarantee Periods in order of the earliest Expiration Date(s) first.

Substantially Equal Payment Withdrawals are not subject to a withdrawal charge.

SYSTEMATIC WITHDRAWALS

This option may be elected if you are age 59 1/2 to 70 1/2. Systematic Withdrawals provide level percentage or level amount payouts. You may choose to receive Systematic Withdrawals on a monthly, quarterly or annual frequency. You select a dollar amount or percentage of the Annuity Account Value to be withdrawn, subject to a maximum of 1.2% monthly, 3.6% quarterly and 15.0% annually, but in no event may any payment be less than $250. If at the time a Systematic Withdrawal is to be made, the withdrawal amount would be less than $250, no payment will be made and your Systematic Withdrawal election will terminate.

You select the date of the month when the withdrawals will be made, but you may not choose a date later than the 28th day of the month. If no date is selected, withdrawals will be made on the same calendar day of the month as the Contract Date. The commencement of payments under the Systematic Withdrawal option may not be elected to start sooner than 28 days after issue of the Certificate.

You may elect Systematic Withdrawals at any time by completing the proper form and sending it to our Processing Office. You may change the payment frequency of your Systematic Withdrawals once each Contract Year or cancel this withdrawal option at any time by sending notice in a form satisfactory to us. The notice must be received at our Processing Office at least seven calendar days prior to the next scheduled withdrawal date. You may also change the amount or percentage of your Systematic Withdrawals once in each Contract Year. However, you may not change the amount or percentage in any Contract Year where you have previously taken another withdrawal under the Lump Sum Withdrawal option described above.

Unless you specify otherwise, Systematic Withdrawals will be withdrawn on a pro rata basis from your Annuity Account Value in the Investment Funds. If there is insufficient value or no value in the Investment Funds, any additional amount of the withdrawal required or the total amount of the withdrawal, as applicable, will be withdrawn from the Guarantee Periods in order of the earliest Expiration Date(s) first.


Systematic Withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a Lump Sum Withdrawal previously taken in the same Contract Year, the Systematic Withdrawal exceeds the 15% free corridor amount. See "Withdrawal Charge" in Part 6.


MINIMUM DISTRIBUTION WITHDRAWALS

Minimum Distribution Withdrawals provide distributions from the Annuity Account Value of the amounts necessary to meet minimum distribution requirements set forth in the Code.

This option may be elected in the year in which you attain age 70 1/2. You can elect Minimum Distribution Withdrawals by submitting the proper election form. The minimum amount we will pay out is $250.

You may elect Minimum Distribution Withdrawals for each Certificate you own, subject to our rules then in effect. Currently, Minimum Distribution Withdrawal payments will be made annually.

Unless you specify otherwise, Minimum Distributions Withdrawals will be withdrawn on a pro rata basis from your Annuity Account Value in the Investment Funds. If there is insufficient value or no value in the Investment Funds, any additional amount of the withdrawal required or the total amount of the withdrawal, as applicable, will be withdrawn from the Guarantee Periods in order of the earliest Expiration Date(s) first.


Minimum Distribution Withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a Lump Sum Withdrawal previously taken in the same Contract Year, the Minimum Distribution Withdrawal exceeds the 15% free corridor amount. See "Withdrawal Charge" in Part 6.


Example

The chart below illustrates the pattern of payments, under Minimum Distribution Withdrawals for a male who purchases the Rollover IRA at age 70 with a single contribution of $100,000, with payments commencing at the end of the first Contract Year.

                  PATTERN OF MINIMUM DISTRIBUTION WITHDRAWALS
                       $100,000 SINGLE CONTRIBUTION FOR A
                            SINGLE LIFE-MALE AGE 70

                      [THE FOLLOWING TABLE WAS REPRESENTED
                      AS AN AREA GRAPH IN THE PROSPECTUS]

                          Assumes 6.0% Rate of Return

                                                    Amount
                      Age                         Withdrawn
                      ---                         ---------
                       70                         $6,250
                       75                          7,653
                       80                          8,667
                       85                          8,770
                       90                          6,931
                       95                          3,727
                      100                          1,179


                     [END OF GRAPHICALLY REPRESENTED DATA]


Payments are calculated each year based on the Annuity Account Value at the end of each year, using the recalculation method of determining payments. (See "Part 1--Minimum Distribution Withdrawals" in the SAI.) Payments are made annually, and it is further assumed that no Lump Sum Withdrawals are taken.

This example assumes an annual rate of return of 6.0% compounded annually for both the Investment Funds and the Guaranteed Period Account. This rate of return is for illustrative purposes only and is not intended to represent an expected or guaranteed rate of return. Your investment results will vary. In addition, this example does not reflect any charges that may be applicable under the Rollover IRA. Such charges would effectively reduce the actual return.


How Withdrawals Affect Your GMDB and GMIB

Under the 6% to Age 80 Roll Up GMDB and under GMIB, withdrawals greater than 6% of the Annuity Account Value and any withdrawal under the Annual Ratchet to Age 80, will cause a reduction in the GMDB (described in Part 4) and GMIB Benefit Base

(described below) on a pro rata basis. This means that if you take a withdrawal of $10,000 and such withdrawal represents 10% of your Annuity Account Value as of the Transaction Date, your current GMDB and current GMIB Benefit Base will be reduced by 10%.

Under the 6% to Age 80 Roll Up GMDB and under GMIB, withdrawals of 6% or less of the Annuity Account Value will cause a dollar-for-dollar reduction in the GMDB and GMIB Benefit Base. This means that if you take a withdrawal of $10,000 which represents less than 6% of your Annuity Account Value as of the Transaction Date, your current GMDB and current GMIB Benefit Base will be reduced by $10,000.

   GMIB Benefit Base--The GMIB benefit base is equal to the initial contribution on the Contract Date. Thereafter, the GMIB benefit base is credited with interest at 6% (4% for amounts in the Money Market Fund and the Guarantee Periods) on each Contract Date anniversary through age 80, and 0% thereafter, and is adjusted for any subsequent contributions and withdrawals. The GMIB benefit base will also be reduced by any withdrawal charge remaining on the Transaction Date that you exercise GMIB.
   Your GMIB benefit base is applied to guaranteed minimum annuity purchase factors to determine the GMIB. The guaranteed minimum annuity purchase factors are based on (i) interest at 2.5% if GMIB is exercised within 30 days following a Contract Date anniversary in years 7 through 9 and at 3% if exercised within 30 days following the 10th or later Contract Date anniversary, and (ii) mortality based on the 1983 Individual Annuity Mortality Table "a" projected with modified Scale G. The purchase factors assume that mortality will improve in the future and are more conservative than the basis underlying current annuity purchase rates.
   Your GMIB Benefit Base does not create an Annuity Account Value or a Cash Value and is used solely for purposes of calculating GMIB.

The timing of your withdrawals and whether they exceed 6% threshold described above can have a significant impact on your GMDB or GMIB.


INCOME ANNUITY OPTIONS

Income annuity options provide periodic payments over a specified period of time which may be fixed or may be based on your life. Annuity forms of payment are calculated as of the Annuity Commencement Date, which is on file with our Processing Office. You can change the Annuity Commencement Date by writing to our Processing Office any time before the Annuity Commencement Date. However, you may not choose a date later than the 28th day of any month. Also, no Annuity Commencement Date will be later than the Processing Date which follows your 90th birthday (may be different in some states).

Before the Annuity Commencement Date, we will send you a letter advising that annuity benefits are available. Unless you otherwise elect, we will pay you a fixed annuity benefit on the "normal form" indicated for your Certificate as of your Annuity Commencement Date. The amount applied to provide the annuity benefit will be (1) the Annuity Account Value for any life annuity form or
(2) the Cash Value for any period certain only annuity form except that if the period certain is more than five years, the amount applied will be no less than 95% of the Annuity Account Value.


Amounts in the Guarantee Periods that are applied to an income annuity option prior to an Expiration Date will result in a market value adjustment. See "Market Value Adjustment for Transfers, Withdrawals or Surrender Prior to the Expiration Date" in Part 3.


ANNUITY FORMS

o Life Annuity: An annuity which guarantees payments for the rest of your life. Payments end with the last monthly payment before your death. Because there is no death benefit associated with this annuity form, it provides the highest monthly payment of any of the life income annuity options, so long as you are living.

o Life Annuity-Period Certain: This annuity form also guarantees payments for the rest of your life. In addition, if you die before a specific period of time (the "certain period") has ended, payments will continue to your beneficiary for the balance of the certain period. Certain periods may be 5, 10, 15 or 20 years. A life annuity with a certain period of 10 years is the normal form of annuity under the Certificates.

o Life Annuity-Refund Certain: This annuity form guarantees payments to you for the rest of your life. In addition, if you die before the amount applied to purchase this annuity option has been recovered, payments will continue to your beneficiary until that amount has been recovered. This option is available only as a fixed annuity.

o Period Certain Annuity: This annuity form guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years, and does not involve life contingencies.

o Joint and Survivor Life Annuity: This annuity form guarantees life income to you and, after your death, continuation of income to the survivor.

The life annuity-period certain and the life annuity-refund certain are available on either a single life or joint and survivor life basis.

The income annuity options outlined above are available in both fixed and variable form, unless otherwise indicated. Fixed annuity payments are guaranteed by us and will be based either on the tables of guaranteed annuity payments in your Certificate or on our then current annuity rates, whichever is more favorable for you. Variable income annuities may be funded through the Common Stock Fund through the purchase of annuity units. The amount of each variable annuity payment may fluctuate, depending upon the performance of the Common Stock Fund. That is because the annuity unit value rises and falls depending on whether the actual rate of net investment return (after deduction of charges) is higher or lower than the assumed base rate. See "Annuity Unit Values" in the SAI. Variable income annuities may also be available by separate prospectus through the Common Stock or other Funds of other separate accounts we offer.

For all Annuitants, the normal form of annuity provides for fixed payments. We may offer other forms not outlined here. Your registered representative can provide details.

For each income annuity option, we will issue a separate written agreement putting the option into effect. Before we pay any annuity benefit, we require the return of the Certificate.

The amount of the annuity payments will depend on the amount applied to purchase the annuity, the type of annuity chosen and, in the case of a life income annuity option, your age (or your and the joint Annuitant's ages) and in certain instances, the sex of the Annuitant(s). Once an income annuity option is chosen and payments have commenced, no change can be made.

If, at the time you elect an income annuity option, the amount to be applied is less than $2,000 or the initial payment under the option elected is less than $20 monthly, we reserve the right to pay the Annuity Account Value in a single sum rather than as payments under the annuity form chosen.

                    PART 6: DEDUCTIONS AND CHARGES


CHARGES DEDUCTED FROM THE
ANNUITY ACCOUNT VALUE


We allocate the entire amount of each contribution to the Investment Options you select, subject to certain restrictions. We then periodically deduct certain amounts from your Annuity Account Value. Unless otherwise indicated, the charges described below and under "Charges Deducted from the Investment Funds" below will not be increased by us for the life of the Certificates. We may reduce certain charges under sponsored arrangements. See "Sponsored Arrangements" below.

Withdrawal Charge (Applicable to X Certificates)


A withdrawal charge will be imposed as a percentage of each contribution made to the extent that (i) a Lump Sum Withdrawal or cumulative withdrawals during a Contract Year exceed the free corridor amount, or (ii) if the Certificate is surrendered to receive its Cash Value. We determine the withdrawal charge separately for each contribution in accordance with the table below.

                                      CONTRACT YEAR
                    1       2       3       4       5       6       7      8+
                ---------------------------------------------------------------
Percentage of
 Contribution      7.0%    6.0%    5.0%    4.0%    3.0%    2.0%    1.0%    0.0%

If the IRA Assured Payment Option or IRA APO Plus is in effect, the withdrawal charge will be imposed as a percentage of contributions (less withdrawals), less the amount applied under the Life Contingent Annuity.

The applicable withdrawal charge percentage is determined by the Contract Year in which the excess withdrawal is made or the Certificate is surrendered, beginning with "Contract Year 1" with respect to each contribution withdrawn or surrendered. For purposes of the table, for each contribution, the Contract Year in which we receive that contribution is "Contract Year 1."

The withdrawal charge is deducted from the Investment Options from which each such withdrawal is made in proportion to the amount being withdrawn from each Investment Option.

    Free Corridor Amount

    The free corridor amount is 15% of the Annuity Account Value at the beginning of the Contract Year, minus any amount previously withdrawn during that Contract Year.

    While either the IRA Assured Payment Option or IRA APO Plus is in effect, the free corridor amount is 10% of the Annuity Account Value at the beginning of the Contract Year.


There is no withdrawal charge if a Lump Sum Withdrawal is taken to satisfy minimum distribution requirements under the Certificate. A free corridor amount is not applicable to a surrender.

For purposes of calculating the withdrawal charge, (1) we treat contributions as being withdrawn on a first-in first-out basis, and (2) amounts withdrawn up to the free corridor amount are not considered a withdrawal of any contributions.

The withdrawal charge is to help cover sales expenses.

Withdrawal Processing Charge (Applicable to
X Certificates)

We reserve the right to impose a charge of the lesser of $25 and 2.0% of the amount withdrawn for each Lump Sum Withdrawal after the fifth in a Contract Year. This charge, if made, is to cover our administration expenses in processing Lump Sum Withdrawals.

Combined GMDB/GMIB Benefit Charge (Applicable to all Certificates)

If you elect GMIB, we deduct a charge annually on each Processing Date for providing a combined GMDB/GMIB benefit. The charge is equal to a percentage of the GMIB Benefit Base in effect on the Processing Date. The percentage under class X and Y Certificates is equal to 0.30%. The percentage under class Z Certificates is equal to 0.50%.

The combined GMDB/GMIB charge will be deducted from Your Annuity Account Value in the Investment

Funds on a pro rata basis. If there is insufficient value in the Investment Funds, all or a portion of such charge will be deducted from the Guarantee Periods in order of the earliest Expiration Date(s) first. When such charges are allocated to the Guaranteed Period Account, you will not receive the full Guaranteed Rate if held to the Expiration Date. See "Market Value Adjustment for Transfers, Withdrawals or Surrender Prior to the Expiration Date" in Part 3.


Charges for State Premium and Other
Applicable Taxes


We deduct a charge for applicable taxes, such as state or local premium taxes, that might be imposed in your state. Generally we deduct this charge from the amount applied to provide an income annuity option. In certain states, however, we may deduct the charge for taxes from contributions. The current tax charge that might be imposed varies by state and ranges from 0% to 2.25%.


CHARGES DEDUCTED FROM THE
INVESTMENT FUNDS


Mortality and Expense Risks Charge (Applicable to all Certificates)

We will deduct a daily charge from the assets in each Investment Fund under each class of Certificate to compensate us for mortality and expense risks including the GMDB. The daily charge for each class of Certificate and the corresponding annual rate assessed at a rate based on the assets in each Investment Fund are as follows:




                         X                 Y                 Z
                    CERTIFICATES      CERTIFICATES      CERTIFICATES
Daily Rate                  %                 %                 %
Annual Rate             1.10%             1.10%             0.60%




The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each Certificate, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the GMDB exceeds the Cash Value of the Certificate.


The expense risk assumed is the risk that it will cost us more to issue and administer the Certificates than we expect.


Administration Charge (Applicable to all
Certificates)

For each class of Certificate, we will deduct a daily charge from the assets in each Investment Fund, to compensate us for administration expenses under the Certificates. The daily charge is at a rate of 0. % (equivalent to an annual rate of 0.25%) on the assets in each Investment Fund. We reserve the right to increase this charge to an annual rate of 0.35%, the maximum permitted under the Certificates.

Distribution Charge (Applicable to Y Certificates)

We will deduct a daily charge from the assets in each Investment Fund under class Y Certificates to compensate us for sales expenses. The daily charge is assessed at a rate based on the assets in each Investment Fund. The
percentage is at a daily rate of   %, which is equivalent to an annual rate
of 0.20%. This charge will never exceed applicable regulatory limitations.

HR TRUST CHARGES TO PORTFOLIOS

Investment advisory fees charged daily against HR Trust's assets, the Rule 12b-1 Plan fee, direct operating expenses of HR Trust (such as trustees' fees, expenses of independent auditors and legal counsel, bank and custodian charges and liability insurance), and certain investment-related expenses of HR Trust (such as brokerage commissions and other expenses related to the purchase and sale of securities), are reflected in each Portfolio's daily share price. The maximum investment advisory fees paid annually by the Portfolios cannot be changed without a vote by shareholders. They are as follows:








                        DAILY AVERAGE NET ASSETS
                        ------------------------
                                     FIRST        NEXT         NEXT
                                     $350         $400         $750
                                    MILLION      MILLION      BILLION
                                 -----------  -----------  -----------
PORTFOLIOS
(Alliance) Aggressive Stock  ...    0.500%       0.475%       0.450%
(Alliance) Common Stock  and
Money Market ...................    0.400%       0.375%       0.350%
(Alliance) Global and
 (Alliance) High ...............    0.550%       0.525%       0.500%
(Alliance) Small Cap Growth  ...    x.xxx%       x.xxx%       x.xxx%









                        DAILY AVERAGE NET ASSETS
                        ------------------------
                                     FIRST        NEXT         NEXT
                                     $750         $750         $1.5
                                    MILLION      MILLION      BILLION
                                 -----------  -----------  -----------
(Alliance) Equity Index ........    0.350%       0.300%       0.250%





Investment advisory fees are established under HR Trust's investment advisory agreements between the HR Trust and its investment adviser, Alliance.

The Rule 12b-1 Plan provides that HR Trust, on behalf of each Portfolio may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The Rule 12b-1 Plan fee, which may be waived in the discretion of EDI, may be increased only by action of the Board of Trustees of the HR Trust up to a maximum of 0.50% per annum.

All of these fees and expenses are described more fully in the HR Trust prospectus.

EQ TRUST CHARGES TO PORTFOLIOS

Investment management fees charged daily against EQ Trust's assets, the Rule 12b-1 Plan fee, direct operating expenses of EQ Trust (such as trustees' fees, expenses of independent auditors and legal counsel, administrative service fees, custodian fees, and liability insurance), and certain investment-related expenses of EQ Trust (such as brokerage commissions and other expenses related to the purchase and sale of securities), are reflected in each Portfolio's daily share price. The investment management fees paid annually by the Portfolio cannot be changed without a vote by shareholders. They are as follows:



                          AVERAGE DAILY NET ASSETS
                          ------------------------
                         FIRST      NEXT       OVER
                          $20        $30        $50
                        MILLION    MILLION    MILLION
                       --------  ---------  ---------
T. Rowe Price
 International Stock     .750%      .600%      .500%
T. Rowe Price Equity
 Income .............    .400%      .400%      .400%

                         FIRST      NEXT       OVER
                         $150       $150       $300
                        MILLION    MILLION    MILLION
                       --------  ---------  ---------
EQ/Putnam Growth &
 Income .............    .500%      .450%      .350%
EQ/Putnam
 International
 Equity .............    .650%      .550%      .450%
EQ/Putnam Investors
 Growth .............    .500%      .450%      .350%
EQ/Putnam Balanced  .    .500%      .450%      .350%
MFS Research ........    .400%      .375%      .350%
MFS Emerging Growth
 Companies ..........    .400%      .375%      .350%

                   FIRST      NEXT       NEXT       NEXT       OVER
                   $100        $50        $50       $300       $500
                  MILLION    MILLION    MILLION    MILLION    MILLION
                ---------  ---------  ---------  ---------  ---------
Morgan Stanley     1.150%     .900%      .800%      .600%      .400%
Warburg Pincus
 Small Company
 Value ........     .500%     .500%      .500%      .500%      .500%



                          AVERAGE DAILY NET ASSETS
                      -------------------------------
                         FIRST      NEXT       OVER
                         $100       $200       $300
                        MILLION    MILLION    MILLION
                      ---------  ---------  ---------
Merrill Lynch Global
 Allocation .........    .500%      .450%      .350%
Merrill Lynch Basic
 Value ..............    .400%      .375%      .350%



Investment management fees are established under EQ Trust's Investment Management Agreement between EQ Trust and its investment manager, EQ Financial. EQ Financial has entered into expense limitation agreements with EQ Trust, with respect to each Portfolio, pursuant to which EQ Financial has agreed to waive or limit its fees and total annual operating expenses (expressed as a percentage of the Portfolios' average daily net assets) to
   %. See the prospectus for EQ Trust for more information.

The Rule 12b-1 Plan provides that EQ Trust, on behalf of each Portfolio, may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The Rule 12b-1 Plan fees, which may be waived in the discretion of EDI, may be increased only by action of the Board of Trustees of EQ Trust up to a maximum of 0.50% per annum. All of these fees and expenses are described more fully in the EQ Trust prospectus.


SPONSORED ARRANGEMENTS


For certain sponsored arrangements, we may reduce the withdrawal charge under class X Certificates or change the minimum initial contribution requirements. Under the IRA Assured Payment Option and IRA APO Plus, we may increase Guaranteed Rates and reduce purchase rates under the Life Contingent Annuity. We may also change the guaranteed minimum death benefit and the guaranteed minimum income benefit. We may also offer Investment Funds investing in Class IA shares of HR Trust and EQ Trust, which are not subject to the 12b-1 Plan fee. Sponsored arrangements include those in which an employer allows us to sell Certificates to its employees or retirees on an individual basis.


Our costs for sales, administration, and mortality generally vary with the size and stability of the sponsoring organization among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Sponsored arrangements that have been set up solely to buy Certificates or that have been in existence less than six months will not qualify for reduced charges.

We may also establish different Guaranteed Rates for the Guarantee Periods under different classes of Certificates for sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when a Certificate is approved for issue. We may change these rules from time to time. Any variation in the withdrawal charge will reflect differences in costs or services and will not be unfairly discriminatory.

Sponsored arrangements may be governed by the Code, the Employee Retirement Income Security Act of 1974 (ERISA), or both. We make no representations as to the impact of those and other applicable laws on such programs. WE RECOMMEND THAT EMPLOYERS PURCHASING OR MAKING CERTIFICATES AVAILABLE FOR PURCHASE UNDER A SPONSORED AR-RANGEMENT SEEK THE ADVICE OF THEIR OWN LEGAL AND BENEFITS ADVISERS.

OTHER DISTRIBUTION ARRANGEMENTS


Charges may be reduced or eliminated when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and receive no commission or reduced commissions in connection with the sale of the Certificates. In no event will a reduction or elimination of charges be permitted where it would be unfairly discriminatory.

                              PART 7: VOTING RIGHTS

HR TRUST AND EQ TRUST VOTING RIGHTS

As explained previously, contributions allocated to the Investment Funds are invested in shares of the corresponding Portfolios of HR Trust or EQ Trust. Since we own the assets of the Separate Account, we are the legal owner of the shares and, as such, have the right to vote on certain matters. Among other things, we may vote:

o  to elect each trust's Board of Trustees,
o  to ratify the selection of independent auditors for each trust, and
o on any other matters described in each trust's current prospectus or requiring a vote by shareholders under the 1940 Act.

Because HR Trust is a Massachusetts business trust and EQ Trust is a Delaware business trust, annual meetings are not required. Whenever a shareholder vote is taken, we will give Certificate Owners the opportunity to instruct us how to vote the number of shares attributable to their Certificates. If we do not receive instructions in time from all Certificate Owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in an Investment Fund in the same proportions that Certificate Owners vote.

Each share of each trust is entitled to one vote. Fractional shares will be counted. Voting generally is on a Portfolio-by-Portfolio basis except that shares will be voted on an aggregate basis when universal matters, such as election of Trustees and ratification of independent auditors, are voted upon. However, if the Trustees determine that shareholders in a Portfolio are not affected by a particular matter, then such shareholders generally would not be entitled to vote on that matter.


VOTING RIGHTS OF OTHERS


Currently, we control each trust. EQ Trust shares currently are sold only to our separate accounts. HR Trust shares are held by other separate accounts of ours and by separate accounts of insurance companies affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the Rollover IRA Certificate Owners, we currently do not foresee any disadvantages arising out of this. HR Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that HR Trust's response to any of those events insufficiently protects our Certificate Owners, we will see to it that appropriate action is taken to protect our Certificate Owners.


SEPARATE ACCOUNT VOTING RIGHTS


If actions relating to the Separate Account require Certificate Owner approval, Certificate Owners will be entitled to one vote for each Accumulation Unit they have in the Investment Funds. Each Certificate Owner who has elected a variable annuity payout may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in an Investment Fund divided by the Accumulation Unit Value for that Investment Fund. We will cast votes attributable to any amounts we have in the Investment Funds in the same proportion as votes cast by Certificate Owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable Federal securities laws. To the extent that those laws or the regulations promulgated under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

               PART 8: TAX ASPECTS OF THE CERTIFICATES


TAX-QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Introduction

The Rollover IRA Certificate is designed to qualify as an IRA under Section 408(b) of the Code. Your rights under the Rollover IRA cannot be forfeited.

This prospectus contains the information which the Internal Revenue Service
(IRS) requires to be disclosed to an individual before he or she purchases an IRA.

This Part covers some of the special tax rules that apply to individual retirement arrangements. You should be aware that an IRA is subject to certain restrictions in order to qualify for its special treatment under the Federal tax law.

This prospectus provides our general understanding of applicable Federal income tax rules, but does not provide detailed tax information and does not address issues such as state income and other taxes or Federal gift and estate taxes. Please consult a tax adviser when considering the tax aspects of the Rollover IRA Certificates.

Further information on IRA tax matters can be obtained from any IRS district office. Additional information regarding IRAs, including a discussion of required distributions, can be found in IRS Publication 590, entitled "Individual Retirement Arrangements (IRAs)," which is generally updated annually.

The Rollover IRA Certificate has been approved by the IRS as to form for use as an IRA. This IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.

Cancelation


You can cancel a Certificate issued as an IRA by following the directions in
Part 4 under "Free Look Period." Since there may be adverse tax consequences if a Certificate is canceled (and because we are required to report to the IRS certain distributions from canceled IRAs), you should consult with a tax adviser before making any such decision. If you cancel this Certificate, you may establish a new individual retirement arrangement if at the time you meet the requirements for establishing an individual retirement arrangement.


Contributions to IRAs

Individuals may make three different types of contributions to purchase an IRA, or as later additions to an existing IRA: "regular" contributions out of earnings, tax-free "rollover" contributions from tax-qualified plans, or direct custodian-to-custodian transfers from other individual retirement arrangements ("direct transfers").


The initial contribution to the Certificate must be either a rollover or a direct custodian-to-custodian transfer. See "Tax-Free Transfers and Rollovers," discussed below. Any subsequent contributions you make may be any of rollovers, direct transfers or "regular" IRA contributions. See "Contributions Under the Certificates" in Part 4. The immediately following discussion relates to "regular" IRA contributions. For the reasons noted in "Tax-Free Transfers and Rollovers" below, you should consult with your tax adviser before making any subsequent contributions to an IRA which is intended to serve as a "conduit" IRA.


Generally, $2,000 is the maximum amount of deductible and nondeductible contributions which may be made to all IRAs by an individual in any taxable year. The above limit may be less when the individual's earnings are below $2,000. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into an IRA.

The amount of IRA contributions for a tax year that an individual can deduct depends on whether the individual (or the individual's spouse, if a joint return is filed) is covered by an employer-sponsored tax-favored retirement plan. If the individual's spouse does not work or elects to be treated as having no compensation, the individual and the individual's spouse may contribute up to $2,250 to individual retirement arrangements (but no more than $2,000 to any one individual retirement arrangement). The non-working spouse owns his or her individual retirement arrangements, even if the working spouse makes contributions to purchase the spousal individual retirement arrangements.

If neither the individual nor the individual's spouse is covered during any part of the taxable year by an employer-sponsored tax-favored retirement plan (including a qualified plan, a tax sheltered account or annuity under Section 403(b) of the Code (TSA) or a simplified employee pension plan), then regardless of adjusted gross income (AGI), each working spouse may make deductible contributions to an IRA for each tax year (MAXIMUM PERMISSIBLE DOLLAR DEDUCTION) up to the lesser of $2,000 or 100% of compensation. In certain cases, individuals covered by a tax-favored retirement plan include persons eligible to participate in the plan although not actually participating. Whether or not a person is covered by a retirement plan will be reported on an employee's Form W-2.

If the individual is single and covered by a retirement plan during any part of the taxable year, the deduction for IRA contributions phases out with AGI between $25,000 and $35,000. If the individual is married and files a joint return, and either the individual or the spouse is covered by a tax-favored retirement plan during any part of the taxable year, the deduction for IRA contributions phases out with AGI between $40,000 and $50,000. If the individual is married, files a separate return and is covered by a tax-favored retirement plan during any part of the taxable year, the deduction for IRA contributions phases out with AGI between $0 and $10,000. Married individuals filing separate returns must take into account the retirement plan coverage of the other spouse, unless the couple has lived apart for the entire taxable year. If AGI is below the phase-out range, an individual is entitled to the Maximum Permissible Dollar Deduction. In computing the partial deduction for IRA contributions the individual must round the amount of the deduction to the nearest $10. The permissible deduction for IRA contributions is a minimum of $200 if AGI is less than the amount at which the deduction entirely phases out.

If the individual (or the individual's spouse, unless the couple has lived apart the entire taxable year and their filing status is married, filing separately) is covered by a tax-favored retirement plan, the deduction for IRA contributions must be computed using one of two methods. Under the first method, the individual determines AGI and subtracts $25,000 if the individual is a single person, $40,000 if the individual is married and files a joint return with the spouse, or $0 if the individual is married and files a separate return. The resulting amount is the individual's Excess AGI. The individual then determines the limit on the deduction for IRA contributions using the following formula:


                                    Maximum               Adjusted
$10,000-Excess AGI                Permissible              Dollar
------------------     X            Dollar         =      Deduction
     $10,000                       Deduction                Limit



Under the second method, the individual determines his or her Excess AGI and then refers to the table in Appendix IV originally prepared by the IRS to determine the deduction.


Contributions may be made for a tax year until the deadline for filing a Federal income tax return for that tax year (without extensions). No contributions are allowed for the tax year in which an individual attains age 70 1/2 or any tax year after that. A working spouse age 70 1/2 or over, however, can contribute up to the lesser of $2,000 or 100% of "earned income" to a spousal individual retirement arrangement for a non-working spouse until the year in which the non-working spouse reaches age 70 1/2.

An individual not eligible to deduct part or all of the IRA contribution may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The deductible and nondeductible contributions may not, however, together exceed the lesser of the $2,000 limit (or $2,250 spousal limit) or 100% of compensation for each tax year. See "Excess Contributions" below. Individuals must keep their own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Distributions from IRA Certificates" below.

An individual making nondeductible contributions in any taxable year, or receiving amounts from any IRA to which he or she has made nondeductible contributions, must file the required information with the IRS. Moreover, individuals making nondeductible IRA contributions must retain all income tax returns and records pertaining to such contributions until interest in such IRAs are fully distributed.

Excess Contributions

Excess contributions to an IRA are subject to a 6% excise tax for the year in which made and for each year thereafter until withdrawn. In the case of "regular" IRA contributions any contribution in excess of the lesser of $2,000 or 100% of compensation or earned income is an "excess contribution," (without regard to the deductibility or nondeductibility of IRA contributions under this limit). Also, any "regular" contributions made after you reach age 70 1/2 are excess contributions. In the case of rollover IRA contributions, excess contributions are amounts which are not eligible to be rolled over (for example, after tax contributions to a qualified plan or minimum distributions required to be made after age 70 1/2). An excess contribution (rollover or "regular") which is withdrawn, however, before the time for filing the individual's Federal income tax return for the tax year (including extensions) is not includable in income and therefore is not subject to the 10% penalty tax on early distributions (discussed below under "Penalty Tax on Early Distributions"), provided any earnings attributable to the excess contribution are also withdrawn and no tax deduction is taken for the excess contribution. The withdrawn earnings on the excess contribution, however, would be includable in the individual's gross income and would be subject to the 10% penalty tax. If excess contributions are not withdrawn before the time for filing the individual's Federal income tax return for the year (including extensions), "regular" contributions may still be withdrawn after that time if the IRA contribution for the tax year did not exceed $2,250 and no tax deduction was taken for the excess contribution; in that event, the excess contribution would not be includable in gross income and would not be subject to the 10% penalty tax. Lastly, excess "regular" contributions may also be removed by underutilizing the allowable contribution limits for a later year.

If excess rollover contributions are not withdrawn before the time for filing the individual's Federal tax return for the year (including extensions) and the excess contribution occurred as a result of incorrect information provided by the plan, any such excess amount can be withdrawn if no tax deduction was taken for the excess contribution. As above, excess rollover contributions withdrawn under those circumstances would not be includable in gross income and would not be subject to the 10% penalty tax.

Tax-Free Transfers and Rollovers

Rollover contributions may be made to an IRA from these sources: (i) qualified plans, (ii) TSAs (including 403(b)(7) custodial accounts) and (iii) other individual retirement arrangements.

The rollover amount must be transferred to the Certificate either as a direct rollover of an "eligible rollover distribution" (described below) or as a rollover by the individual plan participant or owner of the individual retirement arrangement. In the latter cases, the rollover must be made within 60 days of the date the proceeds from another individual retirement arrangement or an eligible rollover distribution from a qualified plan or TSA were received. Generally the taxable portion of any distribution from a qualified plan or TSA is an eligible rollover distribution and may be rolled over tax-free to an IRA unless the distribution is (i) a required minimum distribution under Section 401(a)(9) of the Code; or (ii) one of a series of substantially equal periodic payments made (not less frequently than annually) (a) for the life (or life expectancy) of the plan participant or the joint lives (or joint life expectancies) of the plan participant and his or her designated beneficiary, or (b) for a specified period of ten years or more.

Under some circumstances, amounts from a Certificate may be rolled over on a tax-free basis to a qualified plan. To get this "conduit" IRA treatment, the source of funds used to establish the IRA must be a rollover contribution from the qualified plan and the entire amount received from the IRA (including any earnings on the rollover contribution) must be rolled over into another qualified plan within 60 days of the date received. Similar rules apply in the case of a TSA. If you make a contribution to the Certificate which is from an eligible rollover distribution and you commingle such contribution with other contributions, you may not be able to roll over these eligible rollover distribution contributions and earnings to another qualified plan (or TSA, as the case may be) at a future date, unless the Code permits.

Under the conditions and limitations of the Code, an individual may elect for each IRA to make a tax-free rollover once every 12-month period among individual retirement arrangements (including rollovers from retirement bonds purchased before 1983). Custodian-to-custodian transfers are not rollovers and can be made more frequently than once a year.

The same tax-free treatment applies to amounts withdrawn from the Certificate and rolled over into other individual retirement arrangements unless the distribution was received under an inherited IRA. Tax-free rollovers are also available to the surviving spouse beneficiary of a deceased individual, or a spousal alternate payee of a qualified domestic relations order applicable to a qualified plan. In some cases, IRAs can be transferred on a tax-free basis between spouses or former spouses incidental to a judicial decree of divorce or separation.

Distributions from IRA Certificates

Income or gains on contributions under IRAs are not subject to Federal income tax until benefits are distributed to the individual. Distributions include withdrawals from your Certificate, surrender of your Certificate and annuity payments from your Certificate. Death benefits are also distributions. Except as discussed below, the amount of any distribution from an IRA is fully includable as ordinary income by the individual in gross income.

If the individual makes non-deductible IRA contributions, those contributions are recovered tax-free when distributions are received. The individual must keep records of all nondeductible contributions. At the end of each tax year in which the individual has received a distribution, the individual determines a ratio of the total nondeductible IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all IRAs held by the individual at the end of the tax year (including rollover
IRAs) plus all IRA distributions made during such tax year. The resulting ratio is then multiplied by all distributions from the IRA during that tax year to determine the nontaxable portion of each distribution.

In addition, a distribution (other than a required minimum distribution received after age 70 1/2) is not taxable if (1) the amount received is a return of excess contributions which are withdrawn, as described under "Excess Contributions" above, (2) the entire amount received is rolled over to another individual retirement arrangement (see "Tax-Free Transfers and Rollovers" above) or (3) in certain limited circumstances, where the IRA acts as a "conduit," the entire amount is paid into a qualified plan or TSA that permits rollover contributions.

Distributions from an IRA are not entitled to the special favorable five-year averaging method (or, in certain cases, favorable ten-year averaging and long-term capital gain treatment) available in certain cases to distributions from qualified plans.

Required Minimum Distributions

The minimum distribution rules require IRA owners to start taking annual distributions from their retirement plans by age 70 1/2. The distribution requirements are designed to provide for distribution of the owner's interest in the IRA over the owner's life expectancy. Whether the correct amount has been distributed is calculated on a year by year basis; there are no provisions in the Code to allow amounts taken in excess of the required amount to be carried over or carried back and credited to other years.

Generally, an individual must take the first required minimum distribution with respect to the calendar year in which the individual turns age 70 1/2. The individual has the choice to take the first required minimum distribution during the calendar year he or she turns age 70 1/2, or to delay taking it until the three month (January 1-April 1) period in the next calendar year. (Distributions must commence no later than the "Required Beginning Date," which is the April 1st of the calendar year following the calendar year in which the individual turns age 70 1/2.) If the individual chooses to delay taking the first annual minimum distribution, then the individual will have to take two minimum distributions in that year--the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time every year.

There are two approaches to taking minimum distributions--"account based" or "annuity based"--and there are a number of distribution options in both of these categories. These choices are intended to give individuals a great deal of flexibility to provide for themselves and their families.

An account based minimum distribution approach may be a lump sum payment, or periodic withdrawals made over a period which does not extend beyond the individual's life expectancy or the joint life expectancies of the individual and a designated beneficiary. An annuity based approach involves application of the Annuity Account Value to an annuity for the life of the individual or the joint lives of the individual and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies.

You should discuss with your tax adviser which minimum distribution options are best for your own personal situation. Individuals who are participants in more than one tax-favored retirement plan may be able to choose different distribution options for each plan.

Your required minimum distribution for any taxable year is calculated by taking into account the required minimum distribution from each of your individual retirement arrangements. The IRS, however, does not require that you make the required distribution from each individual retirement arrangement that you maintain. As long as the total amount distributed annually satisfies your overall minimum distribution requirement, you may choose to take your annual required distribution from any one or more individual retirement arrangements that you maintain.

An individual may recompute his or her minimum distribution amount each year based on the individual's current life expectancy as well as that of the spouse. No recomputation is permitted, however, for a beneficiary other than a spouse. If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. The penalty tax may be waived by the Secretary of the Treasury in certain limited circumstances. Failure to have distributions made as the Code and Treasury regulations require may result in disqualification of your IRA. See "Tax Penalty for Insufficient Distributions" below.

Except as described in the next sentence, if the individual dies after distribution in the form of an annuity has begun, or after the Required Beginning Date, payment of the remaining interest must be made at least as rapidly as under the method used prior to the individual's death. (The IRS has indicated that an exception to the rule that payment of the remaining interest must be made at least as rapidly as under the method used prior to the individual's death applies if the beneficiary of the IRA is the surviving spouse. In some circumstances, the surviving spouse may elect to "make the IRA his or her own" and halt distributions until he or she reaches age 70 1/2).

If an individual dies before the Required Beginning Date and before distributions in the form of an annuity begin, distributions of the individual's entire interest under the Certificate must be completed within five years after death, unless payments to a designated beneficiary begin within one year of the individual's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy.

If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the individual would have attained 70 1/2. In the alternative, a surviving spouse may elect to roll over the inherited IRA into the surviving spouse's own IRA.

Taxation of Death Benefits

Distributions received by a beneficiary are generally given the same tax treatment the individual would have received if distribution had been made to the individual.

If you elect to have your spouse be the sole primary beneficiary and to be the successor Annuitant and

Certificate Owner, then your surviving spouse automatically becomes both the successor Certificate Owner and Annuitant, and no death benefit is payable until the surviving spouse's death.

Guaranteed Minimum Death Benefit

The Code provides that no part of an individual retirement account may be invested in life insurance contracts. Treasury Regulations provide that an individual retirement account may be invested in an annuity contract which provides a death benefit of the greater of premiums paid or the contract's cash value. Your Certificate provides a minimum death benefit guarantee that in certain circumstances may be greater than either of contributions made or the Annuity Account Value. Although there is no ruling regarding the type of minimum death benefit guarantee provided by the Certificate, Equitable Life believes that the Certificate's minimum death benefit guarantee should not adversely affect the qualification of the Certificate as an IRA. Nevertheless, it is possible that the IRS could disagree, or take the position that some portion of the charge in the Certificate for the minimum death benefit guarantee should be treated for Federal income tax purposes as a taxable partial withdrawal from the Certificate. If this were so, such a deemed withdrawal would also be subject to tax penalty for Certificate Owners under age 59 1/2.

Tax Considerations for the IRA Assured Payment Option and IRA APO Plus

Although the Life Contingent Annuity does not have a Cash Value, it will be assigned a value for tax purposes which will generally change each year. This value must be taken into account when determining the amount of required minimum distributions from your IRA even though the Life Contingent Annuity may not be providing a source of funds to satisfy such required minimum distribution. Accordingly, before you apply any IRA funds under the IRA Assured Payment Option or IRA APO Plus or terminate such Options, you should be aware of the tax considerations discussed below. Consult with your tax adviser to determine the impact of electing the IRA Assured Payment Option and IRA APO Plus in view of your own particular situation.

When funds have been allocated to the Life Contingent Annuity, you will generally be required to determine your required minimum distribution by annually recalculating your life expectancy. The IRA Assured Payment Option and IRA APO Plus will not be available if you have previously made a different election. Recalculation is no longer required once the only payments you or your spouse receive are under the Life Contingent Annuity.

If prior to the date payments are to start under the Life Contingent Annuity, you surrender your Certificate, or withdraw any remaining Annuity Account Value, it may be necessary for you to satisfy your required minimum distribution by accelerating the start date of payments for your Life Contingent Annuity, or to the extent available, take distributions from other IRA funds you may have. Alternatively you may convert your IRA Life Contingent Annuity under the IRA Rollover to a non-qualifed Life Contingent Annuity. This would be viewed as a distribution of the value of the Life Contingent Annuity from the IRA, and therefore, would be a taxable event. However, since the Life Contingent Annuity would no longer be part of an IRA, its value would not have to be taken into account in determining future required minimum distributions.

If you have elected a Joint and Survivor form of the Life Contingent Annuity, the joint Annuitant must be your spouse. You must determine your required minimum distribution by annually recalculating both your life expectancy and your spouse's life expectancy. The IRA Assured Payment Option and IRA APO Plus will not be available if you have previously made a different election. Recalculation is no longer required once the only payments you or your spouse receive are under the Life Contingent Annuity. The value of such an annuity will change in the event of your death or the death of your spouse. For this reason, it is important that we be informed if you or your spouse dies before the Life Contingent Annuity has started payments so that a lower valuation can be made. Otherwise a higher tax value may result in an overstatement of the amount that would be necessary to satisfy your required minimum distribution amount.

Allocations of funds to the Life Contingent Annuity may prevent the Certificate from later receiving "conduit" IRA treatment. See "Tax-Free Transfers and Rollovers" above.

Prohibited Transaction

An IRA may not be borrowed against or used as collateral for a loan or other obligation. If the IRA is borrowed against or used as collateral, its tax-favored status will be lost as of the first day of the tax year in which the event occurred. If this happens, the individual must include in Federal gross income for that year an amount equal to the fair market value of the IRA Certificate as of the first day of that tax year, less the amount of any nondeductible contributions not previously withdrawn. Also, the early distribution penalty tax of 10% will apply if the individual has not reached age 59 1/2 before the first day of that tax year. See "Penalty Tax on Early Distributions" below.

PENALTY TAX ON EARLY DISTRIBUTIONS

The taxable portion of IRA distributions will be subject to a 10% penalty tax unless the distribution is made (1) on or after your death, (2) because you have become disabled, (3) on or after the date when you reach age 59 1/2, or
(4) in accordance with the exception outlined below if you are under 59 1/2.


A payout over your life or life expectancy (or joint and survivor lives or life expectancies), which is part of a series of substantially equal periodic payments made at least annually, is also not subject to penalty tax. To permit you to meet this exception, Equitable Life has two options:
Substantially Equal Payment Withdrawals and the IRA Assured Payment Option with level payments, both of which are described in Part 5. If you are a Rollover IRA Certificate Owner who will be under age 59 1/2 as of the date the first payment is expected to be received and you choose either option, Equitable Life will calculate the substantially equal annual payments under a method we will select based on guidelines issued by the IRS (currently contained in IRS Notice 89-25, Question and Answer 12). Although Substantially Equal Payment Withdrawals and IRA Assured Payment Option level payments are not subject to the 10% penalty tax, they are taxable as discussed in "Distributions from IRA Certificates," above. Once Substantially Equal Payment Withdrawals or IRA Assured Payment Option level payments begin, the distributions should not be stopped or changed until the later of your attaining age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all withdrawals. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your Certificate as changing your pattern of Substantially Equal Payment Withdrawals or IRA Assured Payment Option payments for purposes of determining whether the penalty applies.


Where a taxpayer under age 59 1/2 purchases an individual retirement annuity contract calling for substantially equal periodic payments during a fixed period, continuing afterwards under a joint life contingent annuity with a reduced payment to the survivor (e.g., a joint and 50% to survivor), the question might be raised whether payments will not be substantially equal for the joint lives of the taxpayer and survivor, as the payments will be reduced at some point. In issuing our information returns, we code the substantially equal periodic payments from such a contract as eligible for an exception from the early distribution penalty. We believe that any change in payments to the survivor would come within the statutory provision covering change of payments on account of death. As there is no direct authority on this point, however, if you are under age 59 1/2, you should discuss this item with your own tax adviser when electing a reduced survivorship option.

TAX PENALTY FOR INSUFFICIENT
DISTRIBUTIONS

Failure to make required distributions discussed above in "Required Minimum Distributions" may cause the disqualification of the IRA. Disqualification may result in current taxation of your entire benefit. In addition a 50% penalty tax may be imposed on the difference between the required distribution amount and the amount actually distributed, if any.

We do not automatically make distributions from a Certificate before the Annuity Commencement Date unless a request has been made. It is your responsibility to comply with the minimum distribution rules. We will notify you when our records show that your age 70 1/2 is approaching. If you do not select a method, we will assume you are taking your minimum distribution from another IRA that you maintain. You should consult with your tax adviser concerning these rules and their proper application to your situation.

TAX PENALTY FOR EXCESS DISTRIBUTIONS OR ACCUMULATION


A 15% excise tax applies to an individual's aggregate excess distributions from all tax-favored retirement plans (including IRAs). The excise tax is in addition to the ordinary income tax due but is reduced by the amount (if any) of the early distribution penalty tax imposed by the Code. The aggregate distributions in any year will be subject to excise tax if they exceed an
indexed amount ($        in 1997).


In addition, in certain cases the estate tax imposed on a deceased individual's estate will be increased if the accumulated value of the individual's interest in qualified annuities and tax favored retirement plans is excessive.

FEDERAL AND STATE INCOME TAX
WITHHOLDING

Equitable Life is required to withhold Federal income tax from IRA distributions, unless the recipient elects not to be subject to income tax withholding. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld or does not make sufficient estimated income tax payments, however, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding. Requests not to withhold Federal income tax must be made in writing prior to receiving benefits under the Certificate. Our Processing Office will provide forms for this purpose. No election out of withholding is valid unless the recipient provides us with the correct taxpayer identification number and a United States residence address.

Certain states have indicated that income tax withholding will apply to payments made from the Certificate to residents. In some states, a recipient may elect out of state withholding. Generally, an election out of Federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our Processing Office at the toll-free number and consult your tax adviser.


Periodic payments are generally subject to wage-bracket type withholding (as if such payments were payments of wages by an employer to an employee) unless the recipient elects no withholding. If a recipient does not elect out of withholding or does not specify the number of withholding exemptions, withholding will generally be made as if the recipient is married and claiming three withholding exemptions. There is an annual threshold of taxable income from periodic annuity payments which is exempt from withholding based on this assumption. For 1997, a recipient of periodic payments (e.g., monthly or annual payments) which total less than a $14,400 taxable amount will generally be exempt from Federal income tax withholding, unless the recipient specifies a different choice of withholding exemptions. A withholding election may be revoked at any time and remains effective until revoked. If a recipient fails to provide a correct taxpayer identification number, withholding is made as if the recipient is single with no exemptions.


A recipient of a non-periodic distribution (total or partial) will generally be subject to withholding at a flat 10% rate. A recipient who provides a United States residence address and a correct taxpayer identification number will generally be permitted to elect not to have tax withheld.

All recipients receiving periodic and non-periodic payments will be further notified of the withholding requirements and of their right to make withholding elections.

OTHER WITHHOLDING

As a general rule, if death benefits are payable to a person two or more generations younger than the Certificate Owner, a Federal generation skipping tax may be payable with respect to the benefit at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to transfers which would also be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, you should consult with your tax adviser for specific information, especially where benefits are passing to younger generations, as opposed to a spouse or child.

If we believe a benefit may be subject to generation skipping tax we may be required to withhold for such tax unless we receive acceptable written confirmation that no such tax is payable.

IMPACT OF TAXES TO EQUITABLE LIFE

The Certificates provide that Equitable Life may charge the Separate Account for taxes. Equitable Life can set up reserves for such taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

Transfers among the Investment Funds or between the Guaranteed Period Account and one or more Investment Funds are not taxable.

TAX CHANGES

The United States Congress has in the past considered and may in the future consider proposals for legislation that, if enacted, could change the tax treatment of annuities and individual retirement arrangements. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing laws. State tax laws or, if you are not a United States resident, foreign tax laws, may affect the tax consequences to you or the beneficiary. These laws may change from time to time without notice and, as a result, the tax consequences may be altered. There is no way of predicting whether, when or in what form any such change would be adopted.

Any such change could have retroactive effects regardless of the date of enactment. We suggest you consult your legal or tax adviser.

                         PART 9: INDEPENDENT ACCOUNTANTS

The consolidated financial statements and consolidated financial statement schedules of Equitable Life at December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 included in Equitable Life's Annual Report on Form 10-K, incorporated by reference in the prospectus, have been examined by Price Waterhouse LLP, independent accountants, whose reports thereon are incorporated herein by reference. Such consolidated financial statements and consolidated financial statement schedules have been incorporated herein by reference in reliance upon the reports of Price Waterhouse LLP given upon their authority as experts in accounting and auditing.

                 APPENDIX I: MARKET VALUE ADJUSTMENT EXAMPLE


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 were allocated on February 15, 1998 to a Guarantee Period with an Expiration Date of February 15, 2007 at a Guaranteed Rate of 7.00% resulting in a Maturity Value at the Expiration Date of $183,846, and further assuming that a withdrawal of $50,000 were made on February 15, 2002.



                                                   ASSUMED
                                              GUARANTEED RATE ON
                                              FEBRUARY 15, 2001
                                           ----------------------
                                              5.00%       9.00%
                                           ----------  ----------
As of February 15, 2002 (Before  Withdrawal)
-----------------------------------------
(1) Present Value of Maturity Value, also
    Annuity Account Value ................   $144,048    $119,487
(2) Guaranteed Period Amount .............    131,080     131,080
(3) Market Value Adjustment: (1)-(2)  ....     12,968     (11,593)

On February 15, 2002 (After Withdrawal)
-----------------------------------------
(4) Portion of (3) Associated
    with Withdrawal: (3) x [$50,000/(1)] .   $  4,501    $ (4,851)
(5) Reduction in Guaranteed
    Period Amount: [$50,000-(4)]  ........     45,499      54,851
(6) Guaranteed Period Amount: (2)-(5)  ...     85,581      76,229
(7) Maturity Value .......................    120,032     106,915
(8) Present Value of (7), also
    Annuity Account Value ................     94,048      69,487


You should note that under this example if a withdrawal is made when rates have increased (from 7.00% to 9.00% in the example), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased (from 7.00% to 5.00% in the example), a portion of a positive market value adjustment is realized.

         APPENDIX II: GUARANTEED MINIMUM DEATH BENEFIT (GMDB) EXAMPLE


Under the Certificates the death benefit is equal to the Annuity Account Value, or, if greater, the GMDB (see "GMDB" in Part 4);

The following is an example illustrating the calculation of the GMDB. Assuming $100,000 is allocated to the Investment Funds (with no allocation to the Money Market Fund or the Guarantee Periods), no subsequent contributions, no transfers and no withdrawals, the GMDB for an Annuitant age 45 would be calculated as follows:



   END OF
 CONTRACT        ANNUITY       NON-NEW YORK     NEW YORK
    YEAR      ACCOUNT VALUE      GMDB(1)          GMDB
----------  ---------------  --------------  -------------
     1          $105,000         $106,000      $105,000(2)
     2          $155,500         $112,360      $115,500(2)
     3          $132,825         $119,102      $132,825(2)
     4          $106,260         $126,248      $132,825(3)
     5          $116,886         $133,823      $132,825(3)
     6          $140,263         $141,852      $140,263(3)
     7          $140,263         $150,363      $140,263(2)



The Annuity Account Values for Contract Years 1 through 7 are determined based on hypothetical rates of return of 5.00%, 10.00%, 15.00%, (20.00)%, 10.00%, 20.00% and 0.00%, respectively.

6% TO AGE 80 ROLL UP

   (1)For Contract Years 1 through 7, the GMDB equals the initial contribution increased by 6%.

ANNUAL RATCHET TO AGE 80

   (2)At the end of Contract Years 1, 2 and 3, and again at the end of Contract Year 6, the GMDB is equal to the current Annuity Account Value.

   (3)At the end of Contract Years 4, 5 and 7, the GMDB is equal to the GMDB at the end of the prior year since it is higher than the current Annuity Account Value.

APPENDIX III: EXAMPLE OF PAYMENTS UNDER THE IRA ASSURED PAYMENT
OPTION AND IRA APO PLUS


The second column in the chart below illustrates the payments for a male age
70 who purchased the IRA Assured Payment Option on April   , 1997 with a
single contribution of $100,000, with increasing annual payments. The payments are to commence on February 15, 1998. It assumes that the fixed period is 15 years and that the Life Contingent Annuity will provide payments on a Single Life basis. Based on Guaranteed Rates for the Guarantee Periods
and the current purchase rate for the Life Contingent Annuity, on April   ,
1997, the initial payment would be $7,048.32 and would increase in each three year period to a final payment of $10,319.45. The first payment under the Life Contingent Annuity would be $11,351.39.

Alternatively as shown in the third and fourth columns, this individual could purchase IRA APO Plus with the same $100,000 contribution, with the same fixed period and the Life Contingent Annuity on a Single Life basis. Based on Guaranteed Rates for the Guarantee Periods and the current purchase rate for
the Life Contingent Annuity, on April   , 1997, the same initial payment of
$7,048.32 would be purchased under IRA APO Plus. However, unlike the payment under the IRA Assured Payment Option that will increase every three years, this initial payment under IRA APO Plus is not guaranteed to increase. Therefore, only $79,640.09 is needed to purchase the initial payment stream, and the remaining $20,359.91 is invested in the Investment Funds according to the Certificate Owner's instructions. Any future increase in payments under IRA APO Plus will depend on the investment performance in the Investment Funds.

Assuming hypothetical average annual rates of return of 0% and 8% (after deduction of charges) for the Investment Funds, the Annuity Account Value in the Investment Funds would grow to $20,359.91 and $25,647.63 respectively after three years. A portion of this amount is used to purchase the increase in the payments at the beginning of the fourth year. The remainder will stay in the Investment Funds to be drawn upon for the purchase of increases in payments at the end of each third year thereafter during the fixed period and at the end of the fixed period under the Life Contingent Annuity. Based on Guaranteed Rates for the Guarantee Periods and purchase rates for the Life
Contingent Annuity as of April   , 1997, the third and fourth columns
illustrate the increasing payments that would be purchased under IRA APO Plus assuming 0% and 8% rates of return respectively.


Under both options, while the Certificate Owner is living payments increase annually after the 16th year under the Life Contingent Annuity based on the increase, if any, in the Consumer Price Index, but in no event greater than 3% per year.

                               ANNUAL PAYMENTS

                                             ILLUSTRATIVE        ILLUSTRATIVE
          GUARANTEED INCREASING PAYMENTS       PAYMENTS            PAYMENTS
                    UNDER THE                   UNDER               UNDER
 YEARS      IRA ASSURED PAYMENT OPTION    IRA APO PLUS AT 0%  IRA APO PLUS AT 8%
-------  ------------------------------  ------------------  ------------------
1-3                 $ 7,048.32                $7,048.32           $ 7,048.32
4-6                   7,753.15                 8,336.74             8,800.85
7-9                   8,528.47                 8,336.74             8,817.96
10-12                 9,381.31                 8,529.34             9,791.83
13-15                10,319.45                 8,529.34             9,791.83
 16                  11,351.39                 8,723.31            10,919.35

As described above, a portion of the illustrated contribution is applied to the Life Contingent Annuity. This amount will generally be larger under the IRA Assured Payment Option than under IRA APO Plus, and conversely a smaller portion of the contribution will be allocated to Guarantee Periods under the former than the latter. In this illustration, $82,069.88 is allocated under the IRA Assured Payment Option to the Guarantee Periods and under IRA APO Plus, $89,906.43 is allocated to the Guarantee Periods and the Investment Funds. The balance of the $100,000 ($17,930.12 and $10,093.57, respectively) is applied to the Life Contingent Annuity.

The rates of return of 0% and 8% are for illustrative purposes only and are not intended to represent an expected or guaranteed rate of return. Your investment results will vary. Payments will also depend on the Guaranteed Rates and Life Contingent Annuity purchase rates in effect as of the Transaction Date. It is assumed that no Lump Sum Withdrawals are taken.

                     APPENDIX IV: IRS TAX DEDUCTION TABLE


If your Maximum Permissible Dollar Deduction is $2,000, use this table to estimate the amount of your contribution which will be deductible.

 EXCESS AGI     DEDUCTION    EXCESS AGI    DEDUCTION    EXCESS AGI    DEDUCTION    EXCESS AGI    DEDUCTION
------------  -----------  ------------  -----------  ------------  -----------  ------------  -----------
    $    0       $2,000        $2,550       $1,490        $5,050        $990        $ 7,550        $490
        50        1,990         2,600        1,480         5,100         980          7,600         480
       100        1,980         2,650        1,470         5,150         970          7,650         470
       150        1,970         2,700        1,460         5,200         960          7,700         460
       200        1,960         2,750        1,450         5,250         950          7,750         450
       250        1,950         2,800        1,440         5,300         940          7,800         440
       300        1,940         2,850        1,430         5,350         930          7,850         430
       350        1,930         2,900        1,420         5,400         920          7,900         420
       400        1,920         2,950        1,410         5,450         910          7,950         410
       450        1,910         3,000        1,400         5,500         900          8,000         400
       500        1,900         3,050        1,390         5,550         890          8,050         390
       550        1,890         3,100        1,380         5,600         880          8,100         380
       600        1,880         3,150        1,370         5,650         870          8,150         370
       650        1,870         3,200        1,360         5,700         860          8,200         360
       700        1,860         3,250        1,350         5,750         850          8,250         350
       750        1,850         3,300        1,340         5,800         840          8,300         340
       800        1,840         3,350        1,330         5,850         830          8,350         330
       850        1,830         3,400        1,320         5,900         820          8,400         320
       900        1,820         3,450        1,310         5,950         810          8,450         310
       950        1,810         3,500        1,300         6,000         800          8,500         300
     1,000        1,800         3,550        1,290         6,050         790          8,550         290
     1,050        1,790         3,600        1,280         6,100         780          8,600         280
     1,100        1,780         3,650        1,270         6,150         770          8,650         270
     1,150        1,770         3,700        1,260         6,200         760          8,700         260
     1,200        1,760         3,750        1,250         6,250         750          8,750         250
     1,250        1,750         3,800        1,240         6,300         740          8,800         240
     1,300        1,740         3,850        1,230         6,350         730          8,850         230
     1,350        1,730         3,900        1,220         6,400         720          8,900         220
     1,400        1,720         3,950        1,210         6,450         710          8,950         210
     1,450        1,710         4,000        1,200         6,500         700          9,000         200
     1,500        1,700         4,050        1,190         6,550         690          9,050         200
     1,550        1,690         4,100        1,180         6,600         680          9,100         200
     1,600        1,680         4,150        1,170         6,650         670          9,150         200
     1,650        1,670         4,200        1,160         6,700         660          9,200         200
     1,700        1,660         4,250        1,150         6,750         650          9,250         200
     1,750        1,650         4,300        1,140         6,800         640          9,300         200
     1,800        1,640         4,350        1,130         6,850         630          9,350         200
     1,850        1,630         4,400        1,120         6,900         620          9,400         200
     1,900        1,620         4,450        1,110         6,950         610          9,450         200
     1,950        1,610         4,500        1,100         7,000         600          9,500         200
     2,000        1,600         4,550        1,090         7,050         590          9,550         200
     2,050        1,590         4,600        1,080         7,100         580          9,600         200
     2,100        1,580         4,650        1,070         7,150         570          9,650         200
     2,150        1,570         4,700        1,060         7,200         560          9,700         200
     2,200        1,560         4,750        1,050         7,250         550          9,750         200
     2,250        1,550         4,800        1,040         7,300         540          9,800         200
     2,300        1,540         4,850        1,030         7,350         530          9,850         200
     2,350        1,530         4,900        1,020         7,400         520          9,900         200
     2,400        1,520         4,950        1,010         7,450         510          9,950         200
     2,450        1,510         5,000        1,000         7,500         500         10,000           0
     2,500        1,500

------------

   Excess AGI = Your AGI minus your THRESHOLD LEVEL:
                If you are single, your Threshold Level is $25,000.
                If you are married, your Threshold Level is $40,000.
                If you are married and file a separate tax return, your Excess AGI = your AGI.

                        STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

                                                           PAGE
                                                        --------

Part 1:         Minimum Distribution Withdrawals            2

Part 2:         Accumulation Unit Values                    2

Part 3:         Annuity Unit Values                         2

Part 4:         Custodian and Independent Accountants       3

Part 5:         Money Market Fund Yield Information         3

Part 6:         Long-Term Market Trends                     4

Part 7:         Financial Statements                        6


                     HOW TO OBTAIN A ROLLOVER IRA STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 49

                     Send this request form to:
                               Equitable Life
                               Income Management Group
                               P.O. Box 1547
                               Secaucus, NJ 07096-1547

                     Please send me a Rollover IRA SAI:

                     ---------------------------------------------------------
                     Name
                     ---------------------------------------------------------
                     Address
                     ---------------------------------------------------------
                     City                    State                    Zip

                                                                    May 1, 1997



THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                           PROFILE OF THE ACCUMULATOR
          COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES


This Profile is a summary of some of the more important points that you should know and consider before purchasing a Certificate. The Certificate is more fully described in the prospectus which accompanies this Profile. Please read the prospectus carefully.

1. THE ANNUITY CERTIFICATE. The Accumulator Certificate is a combination variable and fixed deferred annuity issued by Equitable Life. It is designed to provide for retirement income through the investment of after-tax money during an accumulation phase. You may invest in Investment Funds where your Certificate's value may vary up or down depending upon the investment performance. You may also invest in Guarantee Periods, or "GIRO's" that when held to maturity provide guaranteed interest rates that we have set and a guarantee of principal. If you make any transfers or withdrawals, the GIRO's investment value may increase or decrease until maturity due to interest rate changes. Earnings under your Certificate accumulate on a tax-deferred basis until amounts are distributed. Amounts distributed may be subject to income tax.

The Investment Funds offer a potential for better returns than those guaranteed under GIRO's, but the Investment Funds involve risk and you can lose money. You may make transfers among the Investment Funds and GIRO's, but certain age restrictions may apply to transfers into GIRO's. The value of GIRO's prior to their maturity fluctuates and you can lose money on premature transfers.

We offer three types of Certificates, X, Y and Z Certificates each of which has a different set of charges. Z Certificates are offered only through persons unaffiliated with Equitable Life who do not receive compensation from Equitable Life.

The Certificate provides a number of distribution methods during the accumulation phase and for converting to annuity income. You can elect at issue of the Certificate for an additional charge, a guaranteed minimum income benefit or "GMIB," which guarantees a minimum amount of future lifetime income regardless of investment performance when you convert to the Assured Payment Plan (Life Annuity with a Period Certain) at specified times.

2. ANNUITY PAYMENTS. When you are ready to start receiving income, annuity income is available by applying your Certificate's value to the Assured Payment Plan (Life Annuity with a Period Certain). If you have elected GMIB, income payments will be based on the GMIB minimum or current values, whatever is higher.

You can also have your Certificate's value applied to any of the following INCOME ANNUITY OPTIONS: (1) Life Annuity - payments for your life (assuming you are the annuitant), (2) Life Annuity - Period Certain - payments for your life, but with payments continuing to the beneficiary for the balance of the 5, 10, 15 or 20 years (as you select) if you die before the end of the selected period; (3) Life Annuity - Refund Certain - payments for your life, with payments continuing to the beneficiary after your death until any remaining amount applied to this option runs out; and (4) Period Certain Annuity - payments for a specified period of time, usually 5, 10, 15 or 20 years, with no life contingencies. Options (2) and (3) are also available as a Joint and Survivor Annuity - payments for your life, and after your death, continuation of payments to the survivor for life. Income Annuity Options (other than the Refund Certain only available on a fixed basis) are available as a fixed annuity, or as a variable annuity, where the dollar amount of your payments will depend upon the investment performance of the Investment Funds. Once you begin receiving income annuity payments, you cannot change your annuity option.

3. PURCHASE. You can purchase a Certificate with $5,000 or more. You may add additional amounts of $1,000 or more at any time (subject to certain restrictions).

4. INVESTMENT OPTIONS. You may invest in any or all of the following Investment Funds, which invest in shares of corresponding portfolios of The Hudson River Trust (HR Trust) and EQ Advisors Trust (EQ Trust). The portfolios are described in the prospectuses for HR Trust and EQ Trust.


HR TRUST INVESTMENT FUNDS                                  EQ TRUST INVESTMENT FUNDS
-----------------------------           --------------------------------------------------------------------------
(Alliance) Aggressive Stock             T. Rowe Price International Stock            MFS Research

(Alliance) Common Stock                 T. Rowe Price Equity Income                  MFS Emerging Growth Companies

(Alliance) Small Cap                    EQ/Putnam Growth & Income Value              Morgan Stanley Emerging
                                                                                     Markets Equity

(Alliance) Equity Index                 EQ/Putnam International Equity               Warburg Pincus Small Company
                                                                                     Value

(Alliance) Global                       EQ/Putnam Investors Growth                   Merrill Lynch Global Allocation

(Alliance) High Yield                   EQ/ Putnam Balanced                          Merrill Lynch Basic Value

(Alliance) Money Market


You may also invest in one or more GIRO's currently maturing in years 1998 through 2007.
                                       2

5. EXPENSES. Each type of Certificate has expenses as follows: As a percentage of assets in the Investment Funds, a daily charge is deducted for mortality and expense risks (including a guaranteed minimum death benefit (GMDB) charge) at an annual rate of (i) 1.10% under X and Y Certificates, and (ii) 0.60% under Z Certificates; a daily charge is deducted for administration expenses at an annual rate of 0.25% for each type of Certificate; and a daily charge is deducted for distribution expenses at an annual rate of 0.20% under Y Certificates. If GMIB is elected under X and Y Certificates, there is an annual combined GMDB/GMIB charge of 0.30% as a percentage of the GMIB benefit base. There is a charge of 0.50% under Z Certificates for an optional combined GMDB/GMIB benefit.

The charges for the portfolios of HR Trust range from 0.67% to 0.86% of the average daily assets of HR Trust portfolios, depending upon HR Trust portfolios selected (based on 1996 other expenses). The charges for the portfolios of EQ Trust range from 0.85% to 1.75% of the average daily assets of EQ Trust portfolio. These amounts are based on estimates and, for EQ Trust, a current expense cap. The Rule 12b-1 Plan fees for the portfolios of HR Trust and EQ Trust are 0.25% of the average daily assets of HR Trust and EQ Trust, respectively. Charges for state premium and other applicable taxes may also apply at the time you elect to start receiving income annuity payments.

Under X Certificates, a withdrawal charge is imposed as a percentage of each contribution withdrawn in excess of a free corridor amount, or if the Certificate is surrendered. The free corridor amount for withdrawals (other than surrender) is 15% of the Certificate's value at the beginning of the year. When applicable, the withdrawal charge is determined in accordance with the table below, based on the year a contribution is withdrawn. The year in which we receive your contribution is "Year 1."

                                          Year of Contribution Withdrawal

                                    1       2        3        4        5        6       7        8+
                                    ---------------------------------------------------------------
Percentage of
Contribution                       7.0%    6.0%     5.0%     4.0%     3.0%     2.0%    1.0%     0.0%


The following chart is designed to help you understand the charges in the Certificate. The "Total Annual Charges" column shows the combined total of the Certificate charges and the portfolio charges, as shown in the first two columns. The last two columns show you two examples of the charges, in dollars, that you would pay under a Certificate. The examples assume that you invested $1,000 in a Certificate which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 3. For year 1, the Total Annual Charges are assessed as well as the withdrawal charge under X Certificates. For year 3, the example shows the aggregate of all the annual charges assessed for the 3 years, including the withdrawal charge under X Certificates. No charges for state premium and other applicable taxes are assumed in the examples.



                                                     X CERTIFICATES

                                                                                                              EXAMPLES
                                  TOTAL ANNUAL              TOTAL ANNUAL            TOTAL                     Total Annual
                                  CERTIFICATE               PORTFOLIO               ANNUAL                    Expenses at End of:
INVESTMENT FUND                   CHARGES                   CHARGES                 CHARGES                   (1)          (2)
                                                                                                              1 Year      3 Years
(Alliance) Aggressive Stock
(Alliance) Common Stock
(Alliance) Small Cap Growth
(Alliance) Equity Index
(Alliance) Global
(Alliance) High Yield                                       [TO BE INSERTED BY AMENDMENT]
(Alliance) Money Market
T. Rowe Price International
Stock
T. Rowe Price Equity Income
EQ/Putnam Growth & Income Value
EQ/Putnam International Equity
EQ/Putnam Investors Growth
EQ/ Putnam Balanced
MFS Research
MFS Emerging Growth Companies
Morgan Stanley Emerging Markets
Equity
Warburg Pincus Small Company
Value
Merrill Lynch Global Allocation
Merrill Lynch Basic Value

For Investment Funds investing in portfolios with less than 3 years of operations, charges have been estimated. The charges reflect any expense reimbursement or waiver. Portfolio charges to Investment Funds investing in EQ Trust portfolios reflect the expenses of publicly available mutual funds that are managed by the respective EQ fund advisers. These public funds are substantially similar to the EQ Trust portfolios whose shares are purchased by Investment funds of the Separate Account. For more detailed information, see the Fee Table in the prospectus.



                                                     Y CERTIFICATES
                                                                                                              EXAMPLES
                                                                                                              Total Annual
                                                                                                              Expenses at End of:
                                  TOTAL ANNUAL              TOTAL ANNUAL            TOTAL                     (1)           (2)
                                  CERTIFICATE               PORTFOLIO               ANNUAL                    1 Year     3 Years
INVESTMENT FUND                   CHARGES                   CHARGES                 CHARGES
(Alliance) Aggressive Stock
(Alliance) Common Stock
(Alliance) Small Cap Growth
(Alliance) Equity Index
(Alliance) Global
(Alliance) High Yield                                       [TO BE INSERTED BY AMENDMENT]
(Alliance) Money Market
T. Rowe Price International
Stock
T. Rowe Price Equity Income
EQ/Putnam Growth & Income Value
EQ/Putnam International Equity
EQ/Putnam Investors Growth
EQ/ Putnam Balanced
MFS Research
MFS Emerging Growth Companies
Morgan Stanley Emerging Markets
Equity
Warburg Pincus Small Company
Value
Merrill Lynch Global Allocation
Merrill Lynch Basic Value

For Investment Funds investing in portfolios with less than 3 years of operations, charges have been estimated. The charges reflect any expense reimbursement or waiver. Portfolio charges to Investment Funds investing in EQ Trust portfolios reflect the expenses of publicly available mutual funds that are managed by the respective EQ fund advisers. These public funds are substantially similar to the EQ Trust portfolios whose shares are purchased by Investment funds of the Separate Account. For more detailed information, see the Fee Table in the prospectus.


                                                     Z CERTIFICATES
                                                                                                              EXAMPLES
                                                                                                              Total Annual
                                                                                                              Expenses at End of:
                                  TOTAL ANNUAL              TOTAL ANNUAL            TOTAL                     (1)           (2)
                                  CERTIFICATE               PORTFOLIO               ANNUAL                    1 Year        3 Years
INVESTMENT FUND                   CHARGES                   CHARGES                 CHARGES
(Alliance) Aggressive Stock
(Alliance) Common Stock
(Alliance) Small Cap Growth
(Alliance) Equity Index
(Alliance) Global
(Alliance) High Yield                                       [TO BE INSERTED BY AMENDMENT]
(Alliance) Money Market
T. Rowe Price International
Stock
T. Rowe Price Equity Income
EQ/Putnam Growth & Income Value
EQ/Putnam International Equity
EQ/Putnam Investors Growth
EQ/ Putnam Balanced
MFS Research
MFS Emerging Growth Companies
Morgan Stanley Emerging Markets
Equity
Warburg Pincus Small Company
Value
Merrill Lynch Global Allocation
Merrill Lynch Basic Value

For Investment Funds investing in portfolios with less than 3 years of operations, charges have been estimated. The charges reflect any expense reimbursement or waiver. Portfolio charges to Investment Funds investing in EQ Trust portfolios reflect the expenses of publicly available mutual funds that are managed by the respective EQ fund advisers. These public funds are substantially similar to the EQ Trust portfolios whose shares are purchased by Investment funds of the Separate Account. For more detailed information, see the Fee Table in the prospectus.

6. TAXES. In most cases, your earnings are not taxed until distributions are made from your Certificate. If you are younger than age 59 1/2 when you receive any distributions, you may be charged an additional 10% Federal tax penalty on the amount received.

7. ACCESS TO YOUR MONEY. During the accumulation phase, you may receive distributions under your Certificate through the following WITHDRAWAL OPTIONS:
(1) Lump Sum Withdrawals of at least $1,000 may be taken at any time, and (2) Systematic Withdrawals, paid monthly, quarterly or annually, subject to certain restrictions, including a maximum percentage of your Certificate's value. You also have access to your Certificate's value by surrendering the Certificate. All or a portion of a withdrawal may be subject to a withdrawal charge under X Certificates to the extent that the withdrawal exceeds the free corridor amount. A free corridor amount does not apply to a surrender. Withdrawals and surrenders may be subject to income tax and may be subject to a tax penalty. Withdrawals from GIRO's prior to their maturity may result in a market value adjustment.

8. PERFORMANCE. During the accumulation phase, your Certificate's value in the Investment Funds may vary up or down depending upon the investment performance of the Investment Funds you have selected. The following chart shows total returns for each Investment Fund for the time periods shown. The results indicated reflect all of the charges (including the combined GMDB/GMIB charge for the optional GMIB benefit), except for the withdrawal charge. If included, the withdrawal charge applicable to X Certificates and any premium taxes would reduce the performance numbers shown below. Past performance is not a guarantee of future results.

For periods prior to October 1996, the performance data for Investment Funds in HR trust portfolios does not reflect Rule 12b-1 fees. Performance data for Investment Funds investing in EQ Trust portfolios are presented on a hypothetical basis that reflect the actual investment experience of substantially similar publicly available mutual funds managed by the respective EQ Trust portfolio advisers.


                                              X CERTIFICATES

                                              CALENDAR YEAR

INVESTMENT FUND                     1996    1995     1994     1993     1992     1991    1990     1989     1988    1987
----------------------------------------------------------------------------------------------------------------------
(Alliance) Aggressive Stock
(Alliance) Common Stock
(Alliance) Small Cap Growth
(Alliance) Equity Index
(Alliance) Global
(Alliance) High Yield
(Alliance) Money Market
T. Rowe Price International Stock
T. Rowe Price Equity Income
EQ/Putnam Growth & Income Value
EQ/Putnam International Equity
EQ/Putnam Investors Growth
EQ/ Putnam Balanced
MFS Research
MFS Emerging Growth Companies
Morgan Stanley Emerging Markets Equity
Warburg Pincus Small Company Value
Merrill Lynch Global Allocation
Merrill Lynch Basic Value


                                              Y CERTIFICATES

                                              CALENDAR YEAR

INVESTMENT FUND                     1996    1995     1994     1993     1992     1991    1990     1989    1988    1987
---------------------------------------------------------------------------------------------------------------------
(Alliance) Aggressive Stock
(Alliance) Common Stock
(Alliance) Small Cap Growth
(Alliance) Equity Index
(Alliance) Global
(Alliance) High Yield
(Alliance) Money Market
T. Rowe Price International Stock
T. Rowe Price Equity Income
EQ/Putnam Growth & Income Value
EQ/Putnam International Equity
EQ/Putnam Investors Growth
EQ/ Putnam Balanced
MFS Research
MFS Emerging Growth Companies
Morgan Stanley Emerging Markets Equity
Warburg Pincus Small Company Value
Merrill Lynch Global Allocation
Merrill Lynch Basic Value


                                              Z CERTIFICATES

                                              CALENDAR YEAR

INVESTMENT FUND                     1996    1995     1994     1993     1992     1991    1990     1989    1988    1987
---------------------------------------------------------------------------------------------------------------------
(Alliance) Aggressive Stock
(Alliance) Common Stock
(Alliance) Small Cap Growth
(Alliance) Equity Index
(Alliance) Global
(Alliance) High Yield
(Alliance) Money Market
T. Rowe Price International Stock
T. Rowe Price Equity Income
EQ/Putnam Growth & Income Value
EQ/Putnam International Equity
EQ/Putnam Investors Growth
EQ/ Putnam Balanced
MFS Research
MFS Emerging Growth Companies
Morgan Stanley Emerging Markets Equity
Warburg Pincus Small Company Value
Merrill Lynch Global Allocation
Merrill Lynch Basic Value


9. DEATH BENEFIT. If you die (assuming you are the annuitant) before amounts are applied under an income annuity option, the named beneficiary will be paid a death benefit. The death benefit is equal to (1) your Certificate's value in the Investment Funds and GIRO's, or if greater, the GMDB.

Under X and Y Certificates, if you are between the ages of 20 to 75, you choose one of two types of GMDB available under the Certificate: a "6% to Age 80 Roll Up" and an "Annual Ratchet to Age 80." Both types are described below. If you are between the ages of 76 through 83, you have the same GMDB options to choose from, but the GMDB will grow to age 85 instead of 80. Both benefits are based on the amount you initially put in and are adjusted for additional contributions and withdrawals.

6% to Age 80 Roll Up (Not available in New York) -- We add interest to the initial amount at 6% (4% for amounts in the Money Market Fund and GIRO's) through the Annuitant's age 80.

Annual Ratchet to Age 80 --This is the amount reset each year through the Annuitant's age 80 to your Certificate's value, if it is higher than the prior year's GMDB.

Under Z Certificates the GMDB is equal to the money you put in, less any money you take out. However, under Z Certificates if you elect the GMIB, discussed below, you must also elect one of the two types of GMDB indicated above.

10. OTHER INFORMATION.

QUALIFIED PLANS. If the Certificates will be purchased by certain types of plans qualified under Section 401(a), or 401(k) of the Internal Revenue Code, please consult your tax adviser first. Any discussion of taxes in this profile does not apply to such plans.

GMIB. GMIB is an optional benefit that provides a minimum amount of guaranteed lifetime income for your future. When you are ready to convert (during specified periods of time) your Certificate's value to the Assured Payment Plan (Life Annuity with a Period Certain) the minimum amount of lifetime income that will be provided will be the greater of (i) your GMIB or (ii) your Certificate's current value applied at current annuity purchase factors.

GMIB is available for election under Z Certificates only with an optional GMDB.

FREE LOOK. You can examine the Certificate for a period of 10 days after you receive it, and return it to us for a refund. The free look period is longer in some states.

Your refund will equal your Certificate's value, reflecting any investment gain or loss, in the Investment Funds, and any increase or decrease in the value of any amounts held in the GIRO's, through the date we receive your Certificate. Some states may require that we calculate the refund differently.

PRINCIPAL ASSURANCE. This option is designed to assure the return of your original amount invested on a GIRO maturity date, by putting a portion of your money in a particular GIRO, and the balance in the Investment Funds in any way you choose. Assuming that you make no transfers or withdrawals of the portion in the GIRO, such amount will grow to your original investment upon maturity.

REBALANCING. You can have your money automatically readjusted among the Investment Funds and GIRO's periodically in order to retain the proportional investments you select.

DOLLAR COST AVERAGING. You can elect at issue of your Certificate to allocate your contribution to the Money Market Fund and have a dollar amount transferred from the Money Market Fund into the other Investment Funds over the first twelve months in which case Certificate charges will not be deducted during that period from amounts in the Money Market Fund. Or, you can elect to have a dollar amount or percentage transferred from the Money Market Fund into the other Investment Funds on a periodic basis over a longer period of time, and all applicable charges deducted from the value in the Money Market Fund will apply. Dollar cost averaging does not assure a profit or protect against a loss should market prices decline.

REPORTS. We will provide you with an annual statement of your Certificate's values as of the last day of each year, and three additional reports of your Certificate's values each year. You also will be provided with written confirmations of each financial transaction, and copies of annual and semi-annual statements of HR Trust and EQ Trust.

You may call toll-free at 1-800-789-7771 for a recording of daily Investment Fund values and guaranteed rates applicable to GIRO's.

11. INQUIRIES. If you need more information, please contact your registered representative. You may also contact us, at:

The Equitable Life Assurance Society of the United States
Income Management Group
P.O. Box 1547
Secaucus, NJ  07096-1547
Telephone 1-800-789-7771 and Fax 1-201-583-2224

                            ACCUMULATOR PROSPECTUS


                              DATED MAY 1, 1997


         COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES
                                  Issued By:
          The Equitable Life Assurance Society of the United States


This prospectus describes certificates The Equitable Life Assurance Society of the United States (EQUITABLE LIFE, WE, OUR and US) offers under a combination variable and fixed deferred annuity contract (ACCUMULATOR) issued on a group basis or as individual contracts. Enrollment under a group contract will be evidenced by issuance of a certificate. Certificates and individual contracts each will be referred to as "Certificates." Accumulator Certificates are used for after-tax contributions to a non-qualified annuity. A minimum initial contribution of $5,000 is required to put the Certificate into effect. Class X, Y and Z Certificates are offered by this prospectus.

The Accumulator is designed to provide retirement income at a future date. Contributions accumulate on a tax-deferred basis and can be later distributed under a number of different methods which are designed to be responsive to the owner's (CERTIFICATE OWNER, YOU and YOUR) objectives.

The Accumulator offers investment options (INVESTMENT OPTIONS) that permit you to create your own strategies. These Investment Options include 19 variable investment funds (INVESTMENT FUNDS) and each GUARANTEE PERIOD in the GUARANTEED PERIOD ACCOUNT.

We invest each Investment Fund in Class IB shares of a corresponding portfolio (PORTFOLIO) of The Hudson River Trust (HR TRUST) or EQ Advisors Trust (EQ TRUST), mutual funds whose shares are purchased by separate accounts of insurance companies. The prospectuses for HR Trust and EQ Trust, both of which accompany this prospectus, describe the investment objectives, policies and risks of the Portfolios.

The Investment Funds investing in corresponding Portfolios of HR Trust are:
(Alliance) Aggressive Stock, (Alliance) Common Stock,
(Alliance) Small Cap Growth, (Alliance) Equity Index,
(Alliance) Global, (Alliance) High Yield, and (Alliance) Money Market Funds.

The Investment Funds investing in corresponding Portfolios of EQ Trust are:
T. Rowe Price International Stock, T. Rowe Price Equity Income, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity, EQ/Putnam Investors Growth, EQ/Putnam Balanced, MFS Research, MFS Emerging Growth Companies, Morgan Stanley Emerging Markets Equity, Warburg Pincus Small Company Value, Merrill Lynch Global Allocation, and Merrill Lynch Basic Value Funds.

Amounts allocated to a Guarantee Period accumulate on a fixed basis and are credited with interest at a rate we set (GUARANTEED RATE) for the entire period. On each business day (BUSINESS DAY) we will determine the Guaranteed Rates available for amounts newly allocated to Guarantee Periods. A market value adjustment (positive or negative) will be made for withdrawals, transfers, surrender and certain other transactions from a Guarantee Period before its expiration date (EXPIRATION DATE). Each Guarantee Period has its own Guaranteed Rates. The Guarantee Periods currently available have Expiration Dates of February 15, in years 1998 through 2007.

You may choose from a variety of payout options, including the Assured Payment Plan and our other variable annuities and fixed annuities.

This prospectus provides information about the Accumulator that prospective investors should know before investing. You should read it carefully and retain it for future reference. The prospectus is not valid unless accompanied by current prospectuses for HR Trust and EQ Trust, both of which you should also read carefully.

Registration statements relating to Separate Account No. 49 (SEPARATE ACCOUNT) and interests under the Guarantee Periods have been filed with the Securities and Exchange Commission (SEC). The statement of additional information (SAI), dated May 1, 1997, which is part of the registration statement for the Separate Account, is available free of charge upon request by writing to our Processing Office or calling 1-800-789-7771, our toll-free number. The SAI has been incorporated by reference into this prospectus. The Table of Contents for the SAI appears at the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CERTIFICATES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL INVESTED.


                                Copyright 1997
The Equitable Life Assurance Society of the United States, New York, New York
                                    10104.
                             All rights reserved.

               INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


   Equitable Life's Annual Report on Form 10-K for the year ended December 31, 1996 is incorporated herein by reference.


   All documents or reports filed by Equitable Life pursuant to Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934 (EXCHANGE
ACT) after the date hereof and prior to the termination of the offering of the securities offered hereby shall be deemed to be incorporated by reference in this prospectus and to be a part hereof from the date of filing of such documents. Any statement contained in a document incorporated or deemed to be incorporated herein by reference shall be deemed to be modified or superseded for purposes of this prospectus to the extent that a statement contained herein or in any other subsequently filed document which also is or is deemed to be incorporated by reference herein modifies or supersedes such statement. Any such statement so modified or superseded shall not be deemed, except as so modified and superseded, to constitute a part of this prospectus. Equitable Life files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000727920.


   Equitable Life will provide without charge to each person to whom this prospectus is delivered, upon the written or oral request of such person, a copy of any or all of the foregoing documents incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents). Requests for such documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate
Secretary (telephone: (212)         ).

PROSPECTUS TABLE OF CONTENTS


GENERAL TERMS                            PAGE 4

FEE TABLE                                PAGE 5

PART 1: EQUITABLE LIFE, THE SEPARATE
        ACCOUNT AND THE
        INVESTMENT FUNDS                PAGE 10

EQUITABLE LIFE                            10
SEPARATE ACCOUNT NO. 49                   10
HR TRUST                                  10
HR TRUST'S MANAGER AND ADVISER            11
EQ TRUST                                  11
EQ TRUST'S MANAGER AND ADVISERS           11
INVESTMENT POLICIES AND OBJECTIVES OF HR
  TRUST'S AND EQ TRUST'S PORTFOLIOS       12

PART 2: INVESTMENT PERFORMANCE          PAGE 14

STANDARDIZED PERFORMANCE DATA             14
RATE OF RETURN DATA FOR INVESTMENT
  FUNDS                                   21
COMMUNICATING PERFORMANCE DATA            25
MONEY MARKET FUND YIELD INFORMATION       25

PART 3: THE GUARANTEED PERIOD
        ACCOUNT                         PAGE 26

GUARANTEE PERIODS                         26
MARKET VALUE ADJUSTMENT FOR TRANSFERS,
  WITHDRAWALS OR SURRENDER PRIOR TO THE
  EXPIRATION DATE                         27
INVESTMENTS                               28

PART 4: PROVISIONS OF THE
        CERTIFICATES AND SERVICES
        WE PROVIDE                      PAGE 30

WHAT IS THE ACCUMULATOR?                  30
PURCHASE OF THE CERTIFICATES              30
AVAILABILITY OF THE CERTIFICATES          30
CONTRIBUTIONS UNDER THE CERTIFICATES      30
METHODS OF PAYMENT                        30
ALLOCATION OF CONTRIBUTIONS               31
FREE LOOK PERIOD                          31
ANNUITY ACCOUNT VALUE                     32
TRANSFERS AMONG INVESTMENT OPTIONS        32
DOLLAR COST AVERAGING                     33
DEATH BENEFIT                             33
WHEN THE CERTIFICATE OWNER DIES
  BEFORE THE ANNUITANT                    34
GMIB                                      34
WITHDRAWAL OPTIONS                        35
CASH VALUE                                37
SURRENDERING THE CERTIFICATES TO
  RECEIVE THE CASH VALUE                  37
INCOME ANNUITY OPTIONS                    37

ASSURED PAYMENT PLAN                      38
WHEN PAYMENTS ARE MADE                    38
ASSIGNMENT                                39
SERVICES WE PROVIDE                       39
DISTRIBUTION OF THE CERTIFICATES          39

PART 5: DEDUCTIONS AND CHARGES          PAGE 40

CHARGES DEDUCTED FROM THE ANNUITY
  ACCOUNT VALUE                           40
CHARGES DEDUCTED FROM THE INVESTMENT
  FUNDS                                   41
HR TRUST CHARGES TO PORTFOLIOS            41
EQ TRUST CHARGES TO PORTFOLIOS            41
GROUP OR SPONSORED ARRANGEMENTS           42
OTHER DISTRIBUTION ARRANGEMENTS           43

PART 6: VOTING RIGHTS                   PAGE 44

HR TRUST AND EQ TRUST VOTING RIGHTS       44
VOTING RIGHTS OF OTHERS                   44
SEPARATE ACCOUNT VOTING RIGHTS            44
CHANGES IN APPLICABLE LAW                 44

PART 7: TAX ASPECTS OF THE CERTIFICATES PAGE 45

TAX CHANGES                               45
TAXATION OF NON-QUALIFIED ANNUITIES       45
FEDERAL AND STATE INCOME TAX
  WITHHOLDING                             46
OTHER WITHHOLDING                         46
SPECIAL RULES FOR CERTIFICATES ISSUED IN
  PUERTO RICO                             47
IMPACT OF TAXES TO EQUITABLE LIFE         47
TRANSFERS AMONG INVESTMENT OPTIONS        47

PART 8: KEY FACTORS IN RETIREMENT
        PLANNING                        PAGE 48

INTRODUCTION                              48
INFLATION                                 48
STARTING EARLY                            49
TAX-DEFERRAL                              49
INVESTMENT OPTIONS                        50
THE BENEFIT OF ANNUITIZATION              51

PART 9: INDEPENDENT ACCOUNTANTS         PAGE 52

APPENDIX I: MARKET VALUE
  ADJUSTMENT EXAMPLE                    PAGE 53

APPENDIX II: QUALIFIED PLAN
  CERTIFICATES   			PAGE 54

APPENDIX III: GUARANTEED MINIMUM
  DEATH BENEFIT (GMDB) EXAMPLE          PAGE 55

STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS                     PAGE 56

                                GENERAL TERMS

ACCUMULATION UNIT--Contributions that are invested in an Investment Fund purchase Accumulation Units in that Investment Fund.

ACCUMULATION UNIT VALUE--The dollar value of each Accumulation Unit in an Investment Fund on a given date.


ANNUITANT--The individual who is the measuring life for determining death benefits before the Annuity Commencement Date, and annuity benefits.

ANNUITY ACCOUNT VALUE--The sum of the amounts in the Investment Options under the Accumulator Certificate. See "Annuity Account Value" in Part 4.


ANNUITY COMMENCEMENT DATE--The date on which amounts are applied to provide an annuity benefit.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange is open for trading. For the purpose of determining the Transaction Date, our Business Day ends at 4:00 p.m. Eastern Time or the closing of the New York Stock Exchange, if earlier.

CASH VALUE--The Annuity Account Value minus any applicable charges.

CERTIFICATE--The Certificate issued under the terms of a group annuity contract and any individual contract, including any endorsements.

CERTIFICATE OWNER--The person who owns an Accumulator Certificate and has the right to exercise all rights under the Certificate.

CODE--The Internal Revenue Code of 1986, as amended.

CONTRACT DATE--The date on which the Annuitant is enrolled under the group annuity contract, or the effective date of the individual contract. This is usually the Business Day we receive the initial contribution at our Processing Office.

CONTRACT YEAR--The 12-month period beginning on your Contract Date and each anniversary of that date.


EQ TRUST--EQ Advisors Trust, a mutual fund in which the assets of separate accounts of insurance companies are invested. EQ Financial Consultants, Inc., (EQ Financial) is the manager of EQ Trust and has appointed advisers for each of the Portfolios.

EXPIRATION DATE--The date on which a Guarantee Period ends.

GUARANTEED MINIMUM DEATH BENEFIT (GMDB)-- The minimum amount payable upon death of the Annuitant.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)-- A minimum amount of future guaranteed lifetime income.

GUARANTEE PERIOD--Any of the periods of time ending on an Expiration Date that are available for investment under the Certificates. Guarantee Periods may also be referred to as Guaranteed Interest Rate Options ("GIROs").


GUARANTEED PERIOD ACCOUNT--The Account that contains the Guarantee Periods.

GUARANTEED RATE--The annual interest rate established for each allocation to a Guarantee Period.


HR TRUST--The Hudson River Trust, a mutual fund in which the assets of separate accounts of insurance companies are invested. Alliance Capital Management L.P. (Alliance) is the adviser to HR Trust.


INVESTMENT FUNDS--The funds of the Separate Account that are available under the Certificates.

INVESTMENT OPTIONS--The choices for investment: the Investment Funds and each available Guarantee Period.

MATURITY VALUE--The amount in a Guarantee Period on its Expiration Date.


PORTFOLIOS--The portfolios of HR Trust and EQ Trust that correspond to the Investment Funds of the Separate Account.


PROCESSING DATE--The day when we deduct certain charges from the Annuity Account Value. If the Processing Date is not a Business Day, it will be on the next succeeding Business Day. The Processing Date will be once each year on each anniversary of the Contract Date.


PROCESSING OFFICE--The address to which all contributions, written requests (e.g., transfers, withdrawals, etc.) or other written communications must be sent. See "Services We Provide" in Part 4.


SAI--The statement of additional information for the Separate Account under the Accumulator.

SEPARATE ACCOUNT--Equitable Life's Separate Account No. 49.


TRANSACTION DATE--The Business Day we receive a contribution or a transaction request providing all the information we need at our Processing Office. If your contribution or request reaches our Processing Office on a non-Business Day, or after the close of the Business Day, the Transaction Date will be the next following Business Day. Transaction requests must be made in a form acceptable to us.


VALUATION PERIOD--Each Business Day together with any preceding non-business days.

FEE TABLE


The purpose of this fee table is to assist you in understanding the various costs and expenses you may bear directly or indirectly under the Certificate so that you may compare them on the same basis with other similar products. The table reflects both the charges of the Separate Account and the expenses of HR Trust and EQ Trust. Charges for applicable taxes such as state or local premium taxes may also apply. For a complete description of the charges under the Certificate, see "Part 5: Deductions and Charges." For a complete description of each trust's charges and expenses, see the prospectuses for HR Trust and EQ Trust.

As explained in Part 3, the Guarantee Periods are not a part of the Separate Account and are not covered by the fee table and examples. The only charges shown in the Table which will be deducted from amounts allocated to the Guarantee Periods are the withdrawal charge under X Certificates and any charges for optional benefits (see "Optional Benefit," below). A market value adjustment (either positive or negative) also may be applicable as a result of a withdrawal, transfer or surrender of amounts from a Guarantee Period. See "Part 3: The Guaranteed Period Account."




OWNER TRANSACTION EXPENSES (DEDUCTED FROM ANNUITY
ACCOUNT VALUE)
							 CONTRACT            X                 Y             Z
                                                          YEAR         CERTIFICATES(1)  CERTIFICATES(1) CERTIFICATES(1)
WITHDRAWAL CHARGE AS A PERCENTAGE OF CONTRIBUTIONS        1 ...             7.00%            0.00%        0.00%
(deducted upon surrender or for certain withdrawals.      2 ...             6.00%            0.00%        0.00%
The applicable withdrawal charge percentage is            3 ...             5.00%            0.00%        0.00%
determined by the contract year in which the              4 ...             4.00%            0.00%        0.00%
withdrawal is made or the Certificate is surrendered      5 ...             3.00%            0.00%        0.00%
beginning with Contract Year 1 with respect to            6 ...             2.00%            0.00%        0.00%
each contribution withdrawn or surrendered. For each      7 ...             1.00%            0.00%        0.00%
contribution, the Contract Year in which we receive       8+ ..             0.00%            0.00%        0.00%
that contribution is "Contract Year 1")(2)



SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF ASSETS
 IN EACH INVESTMENT FUND)
------------------------------------------------------------
Mortality and Expense Risks(3) ..............................   1.10%    1.10%    0.60%
Administration(4) ...........................................   0.25%    0.25%    0.25%
Distribution(5) .............................................   0.00%    0.20%    0.00%
                                                              -------  -------  -------
  Total Separate Account Annual Expenses ....................   1.35%    1.55%    0.85%
                                                              =======  =======  =======
OPTIONAL BENEFIT
Combined GMDB/GMIB Expense (deducted from Annuity Account
 Value as a percentage of the GMIB Benefit Base)(6)  ........   0.30%    0.30%    0.50%

------------

   See Footnotes on the next page.

HR TRUST AND EQ TRUST ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS IN EACH PORTFOLIO)



                                                          INVESTMENT PORTFOLIOS
                         --------------------------------------------------------------------------------------
                          (ALLIANCE)    (ALLIANCE)  (ALLIANCE)  (ALLIANCE)               (ALLIANCE)  (ALLIANCE)
                          AGGRESSIVE      COMMON      EQUITY     SMALL CAP   (ALLIANCE)     HIGH       MONEY
                            STOCK         STOCK       INDEX       GROWTH       GLOBAL      YIELD       MARKET
                         ------------  ----------  ----------  -----------  ----------  ----------  ----------
HR TRUST
Investment Advisory Fee       0.46%        0.36%       x.xx%       x.xx%        0.53%       0.55%       0.40%
Rule 12b-1 Plan Fee(7)        0.25%        0.25%       0.25%       0.25%        0.25%       0.25%       0.25%
Other Expenses                0.02%        0.02%       x.xx%       x.xx%        0.08%       0.02%       0.02%
                         ------------  ----------  ----------  -----------  ----------  ----------  ----------
 TOTAL HR TRUST ANNUAL
 EXPENSES(8)                  0.73%        0.63%       x.xx%       x.xx%        0.86%       0.82%       0.67%
                         ============  ==========  ==========  ===========  ==========  ==========  ==========
                          T. ROWE                    EQ/PUTNAM
                           PRICE       T. ROWE       GROWTH &     EQ/PUTNAM    EQ/PUTNAM
                     INTERNATIONAL   PRICE EQUITY     INCOME   INTERNATIONAL   INVESTORS    EQ/PUTNAM
                           STOCK        INCOME         VALUE       EQUITY       GROWTH      BALANCED
                         --------  --------------  -----------  -----------  -----------  -----------
EQ TRUST
Investment Advisory Fee     0.75%        0.55%         0.55%        0.70%        0.55%        0.55%
Rule 12b-1 Plan Fee(7)      0.25%        0.25%         0.25%        0.25%        0.25%        0.25%
Other Expenses              0.25%        0.05%         0.05%        0.25%        0.05%        0.10%
                         --------  --------------  -----------  -----------  -----------  -----------
 TOTAL EQ TRUST ANNUAL
 EXPENSES(9)                1.25%        0.85%         0.85%        1.20%        0.85%        0.90%
                         ========  ==============  ===========  ===========  ===========  ===========
                                                               WARBURG
                                          MFS       MORGAN     PINCUS      MERRILL
                                       EMERGING     STANLEY     SMALL       LYNCH
                             MFS        GROWTH      MARKETS    COMPANY      GLOBAL     MERRILL LYNCH
                           RESEARCH    COMPANIES    EQUITY      VALUE     ALLOCATION    BASIC VALUE
                         ----------  -----------  ---------  ---------  ------------  -------------
EQ TRUST
Investment Advisory Fee      0.55%       0.55%       1.15%      0.65%        0.70%         0.55%
Rule 12b-1 Plan Fee(7)       0.25%       0.25%       0.25%      0.25%        0.25%         0.25%
Other Expenses               0.05%       0.05%       0.35%      0.10%        0.25%         0.05%
                         ----------  -----------  ---------  ---------  ------------  -------------
 TOTAL EQ TRUST ANNUAL
 EXPENSES(9)                 0.85%       0.85%       1.75%      1.00%        1.20%         0.85%
                         ==========  ===========  =========  =========  ============  =============



------------

   Notes:

 (1) You may choose to purchase X or Y Certificates, each of which has a different charge structure. Z Certificates are offered through persons, unaffiliated with Equitable Life, who do not receive compensation from Equitable Life in connection with the Certificates.

 (2) Deducted upon a withdrawal with respect to amounts in excess of the 15% free corridor amount, and upon a surrender. See "Part 5: Deductions and Charges," "Withdrawal Charge." We reserve the right to impose an administration charge of the lesser of $25 and 2.0% of the amount withdrawn for each Lump Sum Withdrawal after the fifth in a Contract Year. See "Withdrawal Processing Charge" also in Part 5.

 (3) A portion of this charge is for providing the GMDB. See "Mortality and Expense Risks Charge" in Part 5.

 (4) We reserve the right to increase this charge to an annual rate of 0.35%, the maximum permitted under the Certificates.

 (5) This charge will never exceed applicable regulatory limits. See "Distribution Charge" in Part 5.

 (6) If GMIB is elected, this charge is deducted annually on each Processing Date. See "GMIB Benefit Base" in Part 4 and "Combined GMDB/GMIB Charge" in Part 5.

 (7) The Class IB shares of HR Trust and EQ Trust are subject to fees imposed under distribution plans (herein, "Rule 12b-1 Plan") adopted by HR Trust and EQ Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Rule 12b-1 Plans provide that HR Trust and EQ Trust, on behalf of each Portfolio, may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The Rule 12b-1 Plan fee may be increased only by action of the respective Board of Trustees of HR Trust and EQ Trust up to a maximum of 0.50% per annum.

 (8) The amounts shown for the Portfolios of HR Trust, which began issuing Class IB shares on October 2, 1996, are annualized. The investment advisory fee for each Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of HR Trust. The maximum investment advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. See "HR Trust Charges to Portfolios" in
      Part 5.

 (9) "Other Expenses" shown are based on estimated amounts (after expense reimbursement or waiver) for the current fiscal year, as EQ Trust
      commenced operations on     . The investment advisory fee for each
      Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of EQ Trust. The maximum investment advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. See "EQ Trust Charges to Portfolios" in Part 5.

EXAMPLES

The examples below show the expenses that a hypothetical Certificate Owner (who has elected GMIB) would pay under each class of Certificate in the situations noted below assuming a $1,000 contribution invested in one of the Investment Funds listed, and a 5% annual return on assets.(1)


These examples should not be considered a representation of past or future expenses for each Investment Fund or Portfolio. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


                                X CERTIFICATES
-----------------------------------------------------------------------------

IF YOU SURRENDER YOUR CERTIFICATE AT             IF YOU DO NOT SURRENDER YOUR
THE END OF EACH PERIOD SHOWN, THE                CERTIFICATE AT THE END OF EACH
EXPENSES WOULD BE:                               PERIOD SHOWN, THE EXPENSES
                                                 WOULD BE:

                             1 YEAR      3 YEARS      1 YEAR     3 YEARS
                          ----------  -----------  ----------  ----------
(Alliance) Aggressive
 Stock                       $xx.xx      $xx.xx       $xx.xx      $xx.xx
(Alliance) Common Stock       xx.xx       xx.xx        xx.xx       xx.xx
(Alliance) Small Cap
 Growth                       xx.xx       xx.xx        xx.xx       xx.xx
(Alliance) Equity Index       xx.xx       xx.xx        xx.xx       xx.xx
(Alliance) Global             xx.xx       xx.xx        xx.xx       xx.xx
(Alliance) High Yield         xx.xx       xx.xx        xx.xx       xx.xx
(Alliance) Money Market       xx.xx       xx.xx        xx.xx       xx.xx
T. Rowe Price
 Int'l Stock                  xx.xx       xx.xx        xx.xx       xx.xx
T. Rowe Price
 Equity Income                xx.xx       xx.xx        xx.xx       xx.xx
EQ/Putnam Growth
 & Income Value               xx.xx       xx.xx        xx.xx       xx.xx
EQ/Putnam Int'l
 Equity                       xx.xx       xx.xx        xx.xx       xx.xx
EQ/Putnam
 Investors Growth             xx.xx       xx.xx        xx.xx       xx.xx
EQ/Putnam
 Balanced                     xx.xx       xx.xx        xx.xx       xx.xx
MFS Research                  xx.xx       xx.xx        xx.xx       xx.xx
MFS Emerging
 Growth Companies             xx.xx       xx.xx        xx.xx       xx.xx
                                     [To be inserted by amendment]
Morgan Stanley
 Emerging Markets
 Equity                       xx.xx       xx.xx        xx.xx       xx.xx
Warburg Pincus
 Small Company
 Value                        xx.xx       xx.xx        xx.xx       xx.xx
Merrill Lynch
 Global Allocation            xx.xx       xx.xx        xx.xx       xx.xx
Merrill Lynch
 Basic Value                  xx.xx       xx.xx        xx.xx       xx.xx

                               Y CERTIFICATES*
-----------------------------------------------------------------------------

AT THE END OF EACH PERIOD SHOWN, THE EXPENSES WOULD BE:



                                   1 YEAR      3 YEARS
                                ----------  -----------
(Alliance) Aggressive Stock      $xx.xx        $xx.xx
(Alliance) Common Stock           xx.xx         xx.xx
(Alliance) Small Cap Growth       xx.xx         xx.xx
(Alliance) Equity Index           xx.xx         xx.xx
(Alliance) Global                 xx.xx         xx.xx
(Alliance) High Yield             xx.xx         xx.xx
(Alliance) Money Market           xx.xx         xx.xx
T. Rowe Price Int'l Stock         xx.xx         xx.xx
T. Rowe Price Equity Income       xx.xx         xx.xx
EQ/Putnam Growth
 & Income Value                   xx.xx         xx.xx
EQ/Putnam Int'l Equity            xx.xx         xx.xx
EQ/Putnam Investors Growth        xx.xx         xx.xx
EQ/Putnam Balanced                xx.xx         xx.xx
MFS Research                      xx.xx         xx.xx
MFS Emerging
 Growth Companies                 xx.xx         xx.xx
                              [To be inserted by amendment]
Morgan Stanley Emerging
 Markets Equity                   xx.xx         xx.xx
Warburg Pincus Small
 Company Value                    xx.xx         xx.xx
Merrill Lynch
 Global Allocation                xx.xx         xx.xx
Merrill Lynch Basic
 Value                            xx.xx         xx.xx



------------

   * There is no withdrawal charge under Y Certificates so the expenses would be the same, whether or not you surrender your Certificate.

                               Z CERTIFICATES*
-----------------------------------------------------------------------------

AT THE END OF EACH PERIOD SHOWN, THE EXPENSES WOULD BE:



                                   1 YEAR      3 YEARS
                                ----------  -----------
(Alliance) Aggressive Stock        $xx.xx       $xx.xx
(Alliance) Common Stock             xx.xx        xx.xx
(Alliance) Small Cap Growth         xx.xx        xx.xx
(Alliance) Equity Index             xx.xx        xx.xx
(Alliance) Global                   xx.xx        xx.xx
(Alliance) High Yield               xx.xx        xx.xx
(Alliance) Money Market             xx.xx        xx.xx
T. Rowe Price Int'l Stock           xx.xx        xx.xx
T. Rowe Price Equity Income         xx.xx        xx.xx
EQ/Putnam Growth
 & Income Value                     xx.xx        xx.xx
EQ/Putnam Int'l Equity              xx.xx        xx.xx
EQ/Putnam Investors
 Growth                             xx.xx        xx.xx
EQ/Putnam Balanced                  xx.xx        xx.xx
MFS Research                        xx.xx        xx.xx
MFS Emerging
 Growth Companies                   xx.xx        xx.xx
                              [To be inserted by amendment]
Morgan Stanley Emerging
 Markets Equity                     xx.xx        xx.xx
Warburg Pincus Small
 Company Value                      xx.xx        xx.xx
Merrill Lynch
 Global Allocation                  xx.xx        xx.xx
Merrill Lynch Basic
 Value                              xx.xx        xx.xx


------------

   * There is no withdrawal charge under Z Certificates so the expenses would be the same, whether or not you surrender your Certificate.

   (1)The amount accumulated could not be paid in the form of an annuity at the end of any of the periods shown in the examples. If the amount applied to purchase an annuity is less than $2,000, or the initial payment is less than $20 we may pay the amount to the payee in a single sum instead of as payments under an annuity form. See "Income Annuity Options" in Part 4. The examples do not reflect charges for applicable taxes such as state or local premium taxes that may also be deducted in certain jurisdictions.

               PART 1: EQUITABLE LIFE, THE SEPARATE ACCOUNT
                         AND THE INVESTMENT FUNDS


EQUITABLE LIFE


Equitable Life is a New York stock life insurance company that has been in business since 1859. For more than 100 years we have been among the largest life insurance companies in the United States. Our home office is located at 1290 Avenue of the Americas, New York, New York 10104. We are authorized to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico and the Virgin Islands. We maintain local offices throughout the United States.

Equitable Life is a wholly owned subsidiary of The Equitable Companies Incorporated (the Holding Company). The largest stockholder of the Holding Company is AXA-UAP. AXA-UAP beneficially owns 63.9% of the outstanding shares of common stock of the Holding Company plus convertible preferred stock. Under its investment arrangements with Equitable Life and the Holding Company, AXA-UAP is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA-UAP, a French company, is the holding company for an international group of insurance and related financial service companies.

Equitable Life, the Holding Company and their subsidiaries managed approximately $239.8 billion of assets as of December 31, 1996.


SEPARATE ACCOUNT NO. 49


Separate Account No. 49 is organized as a unit investment trust, a type of investment company, and is registered with the SEC under the Investment Company Act of 1940, as amended (1940 Act). This registration does not involve any supervision by the SEC of the management or investment policies of the Separate Account. The Separate Account has several Investment Funds, each of which invests in shares of a corresponding Portfolio of HR Trust and EQ Trust. Because amounts allocated to the Investment Funds are invested in a mutual fund, investment return and principal will fluctuate and the Certificate Owner's Accumulation Units may be worth more or less than the original cost when redeemed.


Under the New York Insurance Law, the portion of the Separate Account's assets equal to the reserves and other liabilities relating to the Certificates are not chargeable with liabilities arising out of any other business we may conduct. Income, gains or losses, whether or not realized, from assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income gains or losses. We are the issuer of the Certificates, and the obligations set forth in the Certificates (other than those of Annuitants or Certificate Owners) are our obligations.

In addition to contributions made under the Accumulator Certificates, we may allocate to the Separate Account monies received under other contracts, certificates, or agreements. Owners of all such contracts, certificates or agreements will participate in the Separate Account in proportion to the amounts they have in the Investment Funds that relate to their contracts, certificates or agreements. We may retain in the Separate Account assets that are in excess of the reserves and other liabilities relating to the Accumulator Certificates or to other contracts, certificates or agreements, or we may transfer the excess to our General Account.

We reserve the right, subject to compliance with applicable law; (1) to add Investment Funds (or sub-funds of Investment Funds) to, or to remove Investment Funds (or sub-funds) from, the Separate Account, or to add other separate accounts; (2) to combine any two or more Investment Funds or sub-funds thereof; (3) to transfer the assets we determine to be the share of the class of contracts to which the Certificate belongs from any Investment Fund to another Investment Fund; (4) to operate the Separate Account or any Investment Fund as a management investment company under the 1940 Act, in which case charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against the Separate Account; (5) to deregister the Separate Account under the 1940 Act, provided that such action conforms with the requirements of applicable law; (6) to restrict or eliminate any voting rights as to the Separate Account; and (7) to cause one or more Investment Funds to invest some or all of their assets in one or more other trusts or investment companies. If any changes are made that result in a material change in the underlying investment policy of an Investment Fund, you will be notified as required by law.


HR TRUST

HR Trust is an open-end diversified management investment company, more commonly called a mu-tual fund. As a "series" type of mutual fund, it issues several different series of stock, each of which relates to a different Portfolio of HR Trust. HR Trust commenced operations in January 1976 with a predecessor of its Common Stock Portfolio. HR Trust does not impose a sales charge or "load" for buying and selling its shares. All dividend distributions to HR Trust are reinvested in full and fractional shares of the Portfolio to which they relate. Investment Funds that invest in Portfolios of HR Trust, purchase Class IB shares of a corresponding Portfolio of HR Trust. More detailed information about HR Trust, its investment objectives, policies, restrictions, risks, expenses, the Rule 12b-1 Plan relating to the Class IB shares, and all other aspects of its operations appears in its prospectus which accompanies this prospectus or in its statement of additional information.

HR TRUST'S MANAGER AND ADVISER

HR Trust is managed and advised by Alliance Capital Management L.P. (Alliance), which is registered with the SEC as an investment adviser under the 1940 Act. Alliance, a publicly-traded limited partnership, is indirectly majority-owned by Equitable Life. On December 31, 1996, Alliance was managing approximately $182.8 billion in assets. Alliance acts as an investment adviser to various separate accounts and general accounts of Equitable Life and other affiliated insurance companies. Alliance also provides management and consulting services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

Alliance's record as an investment manager is based, in part, on its ability to provide a diversity of investment services to domestic, international and global markets. Alliance prides itself on its ability to attract and retain a quality, professional work force. Alliance employs more than 194 investment professionals, including 83 research analysts. Portfolio managers have an average investment experience of more than 15 years.


Alliance's main office is located at 1345 Avenue of the Americas, New York, New York 10105.


EQ TRUST

EQ Trust is an open-end management investment company. As a "series type" of mutual fund, EQ Trust issues different series of stock, each of which relates
to a different Portfolio of EQ Trust. EQ Trust commenced operations on      .
EQ Trust does not impose a sales charge or "load" for buying and selling its shares. All dividend distributions to EQ Trust are reinvested in full and fractional shares of the Portfolio to which they relate. Investment Funds that invest in Portfolios of EQ Trust, purchase Class IB shares of a corresponding Portfolio of EQ Trust. More detailed information about EQ Trust, its investment objectives, policies and restrictions, risks, expenses, the Rule 12b-1 Plan relating to the Class IB shares, and all other aspects of its operations appears in its prospectus which accompanies this prospectus and in its statement of additional information.

EQ TRUST'S MANAGER AND ADVISERS

EQ Trust is managed by EQ Financial Consultants, Inc. (EQ Financial) which, subject to supervision and direction of the Trustees of EQ Trust, has overall responsibility for the general management and administration of EQ Trust. EQ Financial is an investment adviser registered under the 1940 Act, as amended, and a broker-dealer registered under the Exchange Act. EQ Financial is a Delaware corporation and an indirect, wholly-owned subsidiary of Equitable Life.

EQ Financial has entered into investment advisory agreements with T. Rowe Price Associates, Inc., Putnam Investment Management, Inc., Massachusetts Financial Services Company, Morgan Stanley Asset Management, Inc., Warburg, Pincus Counsellors, Inc., and Merrill Lynch Asset Management, L.P., each of which serves as an adviser to one or more of the Portfolios of EQ Trust.

INVESTMENT POLICIES AND OBJECTIVES OF HR TRUST'S PORTFOLIOS AND EQ TRUST'S PORTFOLIOS

Each Portfolio has a different investment objective which it tries to achieve by following separate investment policies. The policies and objectives of each Portfolio will affect its return and its risks. There is no guarantee that these objectives will be achieved. Set forth below is a summary of the investment policy and objective for each Portfolio. This summary is qualified in its entirety by reference to the prospectuses for HR Trust and EQ Trust, both of which accompany this prospectus. Please read the prospectuses for each of the trusts carefully before investing.

The policies and objectives of HR Trust's Portfolios may be summarized as follows:



 PORTFOLIO                                          INVESTMENT POLICY                     OBJECTIVE
------------------------------  --------------------------------------------------------  -----------------------------
(Alliance) Aggressive Stock      Primarily common stocks and other equity-type securities   Long-term growth of capital
                                 issued by quality small and intermediate sized companies
                                 with strong growth prospects and in covered options on
                                 those securities.

(Alliance) Common Stock          Primarily common stock and other equity-type               Long-term growth of capital
                                 instruments.                                               and increasing income

(Alliance) Small Cap  Growth     Primarily U.S. common stocks and other equity type         Long-term growth of capital
                                 securities issued by small companies with favorable
                                 growth prospects.

(Alliance) Equity Index          Selected securities in the Standard & Poor's 500 Index     Total return (before expenses)
                                 (the "Index") which the advisor believes will, in the      that approximates the total
                                 aggregate, approximate the performance results of the      return performance of the
                                 Index.                                                     Index (including reinvestment
                                                                                            of dividends) at risk level
                                                                                            consistent with that of the
                                                                                            Index

(Alliance) Global                Primarily equity securities of non-United States as well   Long-term growth of capital
                                 as United States companies.

(Alliance) High Yield            Primarily a diversified mix of high yield, fixed-income    High return by maximizing
                                 securities involving greater volatility of price and       current income and, to the
                                 risk of principal and income than high quality             extent consistent with that
                                 fixed-income securities. The medium and lower quality      objective, capital
                                 debt securities in which the Portfolio may invest are      appreciation
                                 known as "junk bonds."

(Alliance) Money Market          Primarily high quality U.S. dollar denominated money       High level of current income
                                 market instruments.                                        while preserving assets and
                                                                                            maintaining liquidity

   The policies and objectives of EQ Trust's Portfolios may be summarized as follows:

T. Rowe Price International      Primarily common stocks of established non-United States   Long-term growth of capital
 Stock                           companies.

T. Rowe Price Equity  Income      Primarily dividend paying common stocks of established    Substantial dividend income
                                  companies.                                                and also capital appreciation

                               12

EQ/Putnam Growth & Income        Primarily common stocks that offer potential for capital   Capital growth and,
Value                            growth and may, consistent with the Portfolio's            secondarily, current income
                                 investment objective, invest in common stocks that offer
                                 potential for current income.

EQ/Putnam International          Primarily a diversified portfolio of equity securities     Capital appreciation
 Equity                          of companies located outside the United States.

EQ/Putnam Investors Growth       Primarily common stocks in view of the Portfolio           Long-term growth of capital
                                 adviser's belief that equity ownership affords the best    and any increased income that
                                 opportunity for capital growth over the long term.         results from this growth

EQ/Putnam Balanced               A well-diversified portfolio of stocks and bonds that      Balanced investment
                                 will produce both capital growth and current income.

MFS Research                     A substantial portion of assets invested in common stock   Long-term growth of capital
                                 or securities convertible into common stock of companies   and future income
                                 believed by the Portfolio adviser to possess better than
                                 average prospects for long-term growth. A smaller
                                 proportion of assets may be invested in bonds,
                                 short-term debt obligations, preferred stocks or common
                                 stocks whose principal characteristic is income
                                 production rather than growth.

MFS Emerging Growth Companies    Primarily (i.e., at least 80% of its assets under normal   Long-term growth of capital
                                 circumstances) common stocks of emerging growth
                                 companies that the Portfolio adviser believes are early
                                 in their life cycle but which have the potential to
                                 become major enterprises.

Morgan Stanley Emerging          Primarily equity securities of emerging market country     Long-term capital
 Markets Equity                  issuers.                                  appreciation

Warburg Pincus Small Company     Primarily a portfolio of equity securities of small        Long-term capital
Value                            capitalization companies (i.e., companies having market    appreciation
                                 capitalizations of $1 billion or less at the time of
                                 initial purchase) that the Portfolio adviser considers
                                 to be relatively undervalued.

Merrill Lynch Global             Fully-managed investment policy utilizing United States    High total investment return
 Allocation                      and foreign equity, debt and money market securities the   consistent with prudent risk
                                 combination of which will be varied from time to time
                                 both with respect to types of securities and markets in
                                 response to changing market and economic trends.

Merrill Lynch Basic Value        Investment in securities, primarily equities, that the     Capital appreciation and,
                                 Portfolio adviser believes are undervalued and therefore   secondarily, income
                                 represent basic investment value.

                          PART 2: INVESTMENT PERFORMANCE

This Part presents performance data for each of the Investment Funds by class of Certificate offered. The performance data is calculated by two methods. The first method, used in calculating the data in the tables under "Standardized Performance Data," reflects all applicable fees and charges, including the optional benefit charge, but not the charge for tax such as premium taxes.

The second method, used in calculating the data in the tables under "Rate of Return Data for Investment Funds," also reflects all applicable fees and charges, including the optional benefit charge, but not the withdrawal charge under class X Certificates or the charge for tax such as premium taxes. These additional charges, if applicable, would effectively reduce the rates of return credited to a particular Certificate.

HR Trust Portfolios

The performance data shown below for the Investment Funds investing in Class IB shares of HR Trust Portfolios are based on the actual investment results of the Portfolios, and have been adjusted for the fees and charges applicable under the X, Y and Z Certificates. However, the investment results prior to October 1996, when Class IB shares were not available, reflect the performance of the Class IA shares of Portfolios of HR Trust, without adjustment to reflect Rule 12b-1 fees. The Class IA shares are not subject to Rule 12b-1 fees, but are otherwise identical to the Class IB shares. The Rule 12b-1 fees would effectively reduce such investment performance.

The performance data for the Money Market and Common Stock Investment Funds that invest in corresponding HR Trust Portfolios, for periods prior to March 22, 1985, reflect the investment results of two open-end management separate accounts (the "predecessor separate accounts") which were reorganized in unit investment trust form. The "Since Inception" figures for these Investment Funds are based on the date of inception of the predecessor separate accounts. These performance data have been adjusted to reflect the maximum investment advisory fee payable for the corresponding Portfolio of HR Trust, as well as an assumed charge of 0.06% for direct operating expenses.

EQ Trust Portfolios

The Investment Funds of the Separate Account that invest in Class IB shares of Portfolios of EQ Trust have only recently been established and no Certificates funded by those Investment Funds have been issued as of the date of this Prospectus. EQ Trust commenced operations on May , 1997. The performance data shown in the tables for Investment Funds investing in Class IB shares of EQ Trust Portfolios are presented on a hypothetical basis that reflects the actual investment experience of publicly available mutual funds that are managed by the respective EQ Trust Portfolio advisers. These public funds have investment objectives, policies, strategies and risks substantially similar to those of the corresponding Portfolios of EQ Trust. The performance data shown reflect the estimated expenses of EQ Trust Portfolios and all of the fees and charges that would have been made under the X, Y, and Z Certificates, respectively, as if the Investment Funds and the Portfolios had been in existence for the periods shown. The public funds performance data shown in the tables are solely for illustrative purposes, because the Portfolios themselves have no prior performance history.

The results shown in the tables are not an estimate or guarantee of future investment performance, and do not reflect the actual experience of amounts invested under a particular Certificate.

See "Part 3: The Guaranteed Period Account" for information on the Guaranteed Period Account.

STANDARDIZED PERFORMANCE DATA

The standardized performance data in the following tables illustrate the average annual total return of the Investment Funds over the periods shown, assuming a single initial contribution of $1,000 and the surrender of a class X Certificate, class Y Certificate and class Z Certificate at the end of each period. These tables (which reflect the first calculation method described above) are prepared in a manner prescribed by the SEC for use when we advertise the performance of the Separate Account. An Investment Fund's average annual total return is the annual rate of growth of the Investment Fund that would be necessary to achieve the ending value of a contribution kept in the Investment Fund for the period specified.
Each calculation assumes that the $1,000 contribution was allocated to only one Investment Fund, no transfers or subsequent contributions were made and no amounts were allocated to any other Investment Option under the Certificate.

In order to calculate annualized rates of return, we divide the Cash Value of a Certificate which is surrendered on December 31, 1996 by the $1,000 contribution made at the beginning of each period illustrated. The result of that calculation is the total growth rate for the period. Then we annualize that growth rate to obtain the average annual percentage increase (decrease) during the period shown. When we "annualize," we assume that a single rate of return applied each year during the period will produce the ending value, taking into account the effect of compounding.

    AVERAGE ANNUAL TOTAL RETURN UNDER A CLASS X CERTIFICATE SURRENDERED ON
                              DECEMBER 31, 1996*



                                                       LENGTH OF INVESTMENT PERIOD
                                     -------------------------------------------------------------
             INVESTMENT                  ONE        THREE        FIVE        TEN          SINCE
                FUND                     YEAR       YEARS       YEARS       YEARS       INCEPTION
                ----                 ----------  ----------  ----------  ----------  -------------
HR TRUST**
----------
(Alliance) Aggressive Stock             xx.xx%      xx.xx%      xx.xx%      xx.xx%        xx.xx%
(Alliance) Common Stock                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Small Cap Growth             xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Equity Index                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Global                       xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) High Yield                   xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Money Market                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
                                   [To be inserted by amendment]

EQ TRUST ***
------------
T. Rowe Price Int'l Stock               xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
T. Rowe Price Equity Income             xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Growth & Income Value         xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Int'l Equity                  xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Investors Growth              xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Balanced                      xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
MFS Research                            xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
MFS Emerging Growth Companies           xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Morgan Stanley Emerging Markets
 Equity                                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Warburg Pincus Small Company Value      xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Merrill Lynch Global Allocation         xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Merrill Lynch Basic Value               xx.xx       xx.xx       xx.xx       xx.xx         xx.xx

    [FN]

------------

   * See footnotes on next page.

   The tables below illustrate the growth of an assumed investment of $1,000, with fees and charges deducted on the standardized basis described above for the first method of calculation.

GROWTH OF $1,000 UNDER A CLASS X CERTIFICATE SURRENDERED ON DECEMBER 31,
1996*



                                                       LENGTH OF INVESTMENT PERIOD
                                     -------------------------------------------------------------
             INVESTMENT                  ONE        THREE        FIVE        TEN          SINCE
                FUND                     YEAR       YEARS       YEARS       YEARS       INCEPTION
                ----                 ----------  ----------  ----------  ----------  -------------
HR TRUST**
----------
(Alliance) Aggressive Stock             $x,xxx      $x,xxx      $x,xxx      $x,xxx       $x,xxx
(Alliance) Common Stock                  x,xxx       x,xxx       x,xxx       x,xxx        x,xxx
(Alliance) Small Cap Growth              x,xxx       x,xxx       x,xxx       x,xxx        x,xxx
(Alliance) Equity Index                  x,xxx       x,xxx       x,xxx       x,xxx        x,xxx
(Alliance) Global                        x,xxx       x,xxx       x,xxx       x,xxx        x,xxx
(Alliance) High Yield                    x,xxx       x,xxx       x,xxx       x,xxx        x,xxx
(Alliance) Money Market                  x,xxx       x,xxx       x,xxx       x,xxx        x,xxx
                                   [To be inserted by amendment]
EQ TRUST***
-----------
T. Rowe Price Int'l Stock                xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
T. Rowe Price Equity Income              xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
EQ/Putnam Growth & Income Value          xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
EQ/Putnam Int'l Equity                   xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
EQ/Putnam Investors Growth               xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
EQ/Putnam Balanced                       xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
MFS Research                             xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
MFS Emerging Growth Companies            xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
Morgan Stanley Emerging Markets
 Equity                                  xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
Warburg Pincus Small Company Value       xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
Merrill Lynch Global Allocation          xx.xx       xx.xx       xx.xx       xx.xx        xx.xx
Merrill Lynch Basic Value                xx.xx       xx.xx       xx.xx       xx.xx        xx.xx



------------

     * The tables reflect charges under a class X Certificate with the 0.30% combined GMDB/GMIB charge.

    ** The "Since Inception" dates for the Portfolios of HR Trust are as follows: Alliance Aggressive Stock (January 27, 1986); Alliance
        Common Stock (January 13, 1976); Alliance Small Cap Growth (     );
        Alliance Equity Index (              ); Alliance Global (August 27,
        1987); Alliance High Yield (January 2, 1987); and Alliance Money Market (July 13, 1981).

   ***  The "Since Inception" date for the Portfolios of EQ Trust is     .
        The publicly available fund performance data reflected in the tables for EQ Trust Portfolios are based on the actual performance of mutual funds comparable to the Portfolios and do not reflect performance of the Portfolios themselves.

    AVERAGE ANNUAL TOTAL RETURN UNDER A CLASS Y CERTIFICATE SURRENDERED ON
                              DECEMBER 31, 1996*



                                                       LENGTH OF INVESTMENT PERIOD
                                     -------------------------------------------------------------
             INVESTMENT                  ONE        THREE        FIVE        TEN          SINCE
                FUND                     YEAR       YEARS       YEARS       YEARS       INCEPTION
                ----                 ----------  ----------  ----------  ----------  -------------
HR TRUST**
----------
(Alliance) Aggressive Stock             xx.xx%      xx.xx%      xx.xx%      xx.xx%        xx.xx%
(Alliance) Common Stock                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Small Cap Growth             xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Equity Index                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Global                       xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) High Yield                   xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Money Market                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx

EQ TRUST ***
------------
T. Rowe Price Int'l Stock               xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
T. Rowe Price Equity Income             xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Growth & Income Value         xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Int'l Equity                  xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Investors Growth              xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Balanced                      xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
MFS Research                            xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
MFS Emerging Growth Companies           xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Morgan Stanley Emerging Markets
 Equity                                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Warburg Pincus Small Company Value      xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Merrill Lynch Global Allocation         xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Merrill Lynch Basic Value               xx.xx       xx.xx       xx.xx       xx.xx         xx.xx

    [FN]

------------

   * See footnotes on next page.

         GROWTH OF $1,000 UNDER A CLASS Y CERTIFICATE SURRENDERED ON
                              DECEMBER 31, 1996*



                                                       LENGTH OF INVESTMENT PERIOD
                                     -------------------------------------------------------------
             INVESTMENT                  ONE        THREE        FIVE        TEN          SINCE
                FUND                     YEAR       YEARS       YEARS       YEARS       INCEPTION
                ----                 ----------  ----------  ----------  ----------  -------------
HR TRUST**
----------
(Alliance) Aggressive Stock             xx.xx%      xx.xx%      xx.xx%      xx.xx%        xx.xx%
(Alliance) Common Stock                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Small Cap Growth             xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Equity Index                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Global                       xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) High Yield                   xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Money Market                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx

EQ TRUST***
-----------
T. Rowe Price Int'l Stock               xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
T. Rowe Price Equity Income             xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Growth & Income Value         xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Int'l Equity                  xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Investors Growth              xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Balanced                      xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
MFS Research                            xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
MFS Emerging Growth Companies           xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Morgan Stanley Emerging Markets
 Equity                                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Warburg Pincus Small Company Value      xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Merrill Lynch Global Allocation         xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Merrill Lynch Basic Value               xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
                                                                  [TO BE INSERTED BY AMENDMENT]

    [FN]

------------

     * The tables reflect charges under a class Y Certificate with the 0.30% combined GMDB/GMIB charge.

    ** The "Since Inception" dates for the Portfolios of HR Trust are as follows: Alliance Aggressive Stock (January 27, 1986); Alliance
        Common Stock (January 13, 1976); Alliance Small Cap Growth (     );
        Alliance Equity Index (             ); Alliance Global (August 27,
        1987); Alliance High Yield (January 2, 1987); and Alliance Money Market (July 13, 1981).

   ***  The "Since Inception" date for the Portfolios of EQ Trust is     .
        The publicly available fund performance data reflected in the tables for EQ Trust Portfolios are based on the actual performance of mutual funds comparable to the Portfolios and do not reflect performance of the Portfolios themselves.

    AVERAGE ANNUAL TOTAL RETURN UNDER A CLASS Z CERTIFICATE SURRENDERED ON
                              DECEMBER 31, 1996*



                                                       LENGTH OF INVESTMENT PERIOD
                                     -------------------------------------------------------------
             INVESTMENT                  ONE        THREE        FIVE        TEN          SINCE
                FUND                     YEAR       YEARS       YEARS       YEARS       INCEPTION
                ----                 ----------  ----------  ----------  ----------  -------------
HR TRUST**
----------
(Alliance) Aggressive Stock             xx.xx%      xx.xx%      xx.xx%      xx.xx%        xx.xx%
(Alliance) Common Stock                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Small Cap Growth             xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Equity Index                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Global                       xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) High Yield                   xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Money Market                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx

EQ TRUST ***
------------
T. Rowe Price Int'l Stock               xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
T. Rowe Price Equity Income             xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Growth & Income Value         xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Int'l Equity                  xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Investors Growth              xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Balanced                      xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
MFS Research                            xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
MFS Emerging Growth Companies           xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Morgan Stanley Emerging Markets
 Equity                                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Warburg Pincus Small Company Value      xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Merrill Lynch Global Allocation         xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Merrill Lynch Basic Value               xx.xx       xx.xx       xx.xx       xx.xx         xx.xx

    [FN]

------------
   * See footnotes on next page.

         GROWTH OF $1,000 UNDER A CLASS Z CERTIFICATE SURRENDERED ON
                              DECEMBER 31, 1996*


                                                       LENGTH OF INVESTMENT PERIOD
                                     -------------------------------------------------------------
             INVESTMENT                  ONE        THREE        FIVE        TEN          SINCE
                FUND                     YEAR       YEARS       YEARS       YEARS       INCEPTION
                ----                 ----------  ----------  ----------  ----------  -------------
HR TRUST**
----------
(Alliance) Aggressive Stock             xx.xx%      xx.xx%      xx.xx%      xx.xx%        xx.xx%
(Alliance) Common Stock                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Small Cap Growth             xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Equity Index                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Global                       xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) High Yield                   xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Money Market                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx

EQ TRUST***
-----------
T. Rowe Price Int'l Stock               xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
T. Rowe Price Equity Income             xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Growth & Income Value         xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Int'l Equity                  xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Investors Growth              xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
EQ/Putnam Balanced                      xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
MFS Research                            xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
MFS Emerging Growth Companies           xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Morgan Stanley Emerging Markets
 Equity                                 xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Warburg Pincus Small Company Value      xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Merrill Lynch Global Allocation         xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
Merrill Lynch Basic Value               xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
                                                                  [TO BE INSERTED BY AMENDMENT]

    [FN]

------------

     * The tables reflect charges under a class Z Certificate with the 0.50% combined GMDB/GMIB charge.

    ** The "Since Inception" dates for the Portfolios of HR Trust are as follows: Alliance Aggressive Stock (January 27, 1986); Alliance
        Common Stock (January 13, 1976); Alliance Small Cap Growth (     );
        Alliance Equity Index (             ); Alliance Global (August 27,
        1987); Alliance High Yield (January 2, 1987); and Alliance Money Market (July 13, 1981).

   ***  The "Since Inception" dates for the Portfolios of EQ Trust are     .
        The publicly available fund performance data reflected in the tables for EQ Trust Portfolios are based on the actual performance of mutual funds comparable to the Portfolios and do not reflect performance of the Portfolios themselves.

RATE OF RETURN DATA FOR INVESTMENT FUNDS

The following tables (which reflect the second calculation method described above) provide you with information on rates of return on an annualized, cumulative and year-by-year basis.


All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends. Cumulative rates of return reflect performance over a stated period of time. Annualized rates of return represent the annual rate of growth that would have produced the same cumulative return, if performance had been constant over the entire period.


BENCHMARKS


Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Nor do they reflect other charges such as the mortality and expense risks charge, administration charge and distribution charge, or any withdrawal or optional benefit charge, under the Certificates. Comparisons with these benchmarks, therefore, are of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings. Benchmark data reflect the reinvestment of dividend income.

PORTFOLIO INCEPTION DATES AND COMPARATIVE BENCHMARKS:

(ALLIANCE) AGGRESSIVE STOCK: January 27, 1986; 50% Standard & Poor's Mid-Cap Total Return Index and 50% Russell 2000 Small Stock Index.

(ALLIANCE) COMMON STOCK: January 13, 1976; Standard & Poor's 500 Index.

(ALLIANCE) SMALL CAP GROWTH:

(ALLIANCE) EQUITY INDEX: [To be inserted by amendment]

(ALLIANCE) GLOBAL: August 27, 1987; Morgan Stanley Capital International World Index.

(ALLIANCE) HIGH YIELD: January 2, 1987; Merrill Lynch High Yield Master
Index.

(ALLIANCE) MONEY MARKET: July 13, 1981; Salomon Brothers Three-Month T-Bill
Index.

T. ROWE PRICE INT'L STOCK: [to be inserted by amendment]

T. ROWE PRICE EQUITY INCOME: [to be inserted by amendment]

EQ/PUTNAM INT'L EQUITY: [to be inserted by amendment]

EQ/PUTNAM INVESTORS GROWTH & INCOME VALUE: [to be inserted by amendment]

EQ/PUTNAM BALANCED: [to be inserted by amendment]

MFS RESEARCH: [to be inserted by amendment]

MFS EMERGING GROWTH COMPANIES: [to be inserted by amendment]

MORGAN STANLEY EMERGING MARKETS: [to be inserted by amendment]

WARBURG PINCUS SMALL COMPANY VALUE: [to be inserted by amendment]

MERRILL LYNCH GLOBAL ALLOCATION: [to be inserted by amendment]

MERRILL LYNCH BASIC VALUE: [to be inserted by amendment]


The Lipper Variable Insurance Products Performance Analysis Survey (Lipper) records the performance of a large group of variable annuity products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc., the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the Accumulator performance relative to other variable annuity products.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING DECEMBER 31, 1996:*


                                                                                                         SINCE
                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS      15 YEARS      INCEPTION
                                  ----------  -----------  -----------  ------------  ------------  -------------
(Alliance) Aggressive Stock          xx.xx%       xx.xx%       xx.xx%       xx.xx%        xx.xx%         xx.xx%
 Lipper Small Company Growth         xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(Alliance) COMMON STOCK              xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Lipper Growth                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(Alliance) SMALL CAP GROWTH          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(Alliance) EQUITY INDEX              xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(Alliance) GLOBAL                    xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Lipper Global                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(Alliance) HIGH YIELD                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Lipper High Yield                   xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(Alliance) MONEY MARKET              xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Lipper Money Market                 xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
T. ROWE PRICE INT'L STOCK            xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
T. ROWE PRICE EQUITY  INCOME         xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
EQ/PUTNAM GROWTH &  INCOME VALUE     xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
EQ/PUTNAM INT'L EQUITY               xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
EQ/PUTNAM INVESTORS  GROWTH          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
EQ/PUTNAM BALANCED                   xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MFS RESEARCH                         xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MFS EMERGING GROWTH  COMPANIES       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MORGAN STANLEY EMERGING  MARKETS
EQUITY                               xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
WARBURG PINCUS SMALL  COMPANY
VALUE                                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MERRILL LYNCH GLOBAL  ALLOCATION     xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MERRILL LYNCH BASIC VALUE            xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
                                                                [TO BE INSERTED BY AMENDMENT]

    [FN]

------------

   * See footnote on next page.

CUMULATIVE RATES OF RETURN FOR PERIODS ENDING DECEMBER 31, 1996:*



                                                                                                         SINCE
                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS      15 YEARS      INCEPTION
                                  ----------  -----------  -----------  ------------  ------------  -------------
(Alliance) AGGRESSIVE STOCK          xx.xx%       xx.xx%       xx.xx%       xx.xx%        xx.xx%         xx.xx%
 Lipper Small Company Growth         xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(Alliance) COMMON STOCK              xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Lipper Growth                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(Alliance) SMALL CAP GROWTH          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(Alliance) EQUITY INDEX              xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(Alliance) GLOBAL                    xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Lipper Global                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(Alliance) HIGH YIELD                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Lipper High Yield                   xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(Alliance) MONEY MARKET              xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Lipper Money Market                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
T. ROWE PRICE INT'L STOCK            xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
T. ROWE PRICE EQUITY  INCOME         xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
EQ/PUTNAM GROWTH &  INCOME VALUE     xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
EQ/PUTNAM INT'L EQUITY               xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
EQ/PUTNAM INVESTORS  GROWTH          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
EQ/PUTNAM BALANCED                   xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MFS RESEARCH                         xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MFS EMERGING GROWTH  COMPANIES       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MORGAN STANLEY EMERGING  MARKETS
EQUITY                               xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
WARBURG PINCUS SMALL  COMPANY
VALUE                                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MERRILL LYNCH GLOBAL  ALLOCATION     xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MERRILL LYNCH BASIC VALUE            xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
                                                                [TO BE INSERTED BY AMENDMENT]



------------

   * See footnote on next page.

YEAR-BY-YEAR RATES OF RETURN*


                            1984        1985        1986        1987        1988        1989
                        ----------  ----------  ----------  ----------  ----------  ----------
(Alliance) Aggressive
 Stock                     xx.xx%      xx.xx%      xx.xx%      xx.xx%      xx.xx%      xx.xx%
(Alliance) COMMON
 STOCK**                   xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(Alliance) SMALL CAP
 GROWTH                    xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(Alliance) EQUITY
 INDEX                     xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(Alliance) GLOBAL          xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(Alliance) HIGH YIELD      xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(Alliance) MONEY
 MARKET**                  xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
                                 [To be inserted by amendment]
T. ROWE PRICE INT'L
 STOCK                     xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
T. ROWE PRICE EQUITY
 INCOME                    xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQ/PUTNAM GROWTH &
 INCOME VALUE              xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQ/PUTNAM INT'L EQUITY     xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQ/PUTNAM INVESTORS
 GROWTH                    xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQ/PUTNAM BALANCED         xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MFS RESEARCH               xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MFS EMERGING GROWTH
 COMPANIES                 xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MORGAN STANLEY
 EMERGING MARKETS
 EQUITY                    xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
WARBURG PINCUS SMALL
 COMPANY VALUE             xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MERRILL LYNCH GLOBAL
 ALLOCATION                xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MERRILL LYNCH BASIC
 VALUE                     xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                            1990        1991        1992        1993        1994        1995        1996
                        ----------  ----------  ----------  ----------  ----------  ----------  ----------
(Alliance) Aggressive
 Stock                     xx.xx%      xx.xx%      xx.xx%      xx.xx%      xx.xx%      xx.xx%      xx.xx%
(Alliance) COMMON
 STOCK**                   xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(Alliance) SMALL CAP
 GROWTH                    xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(Alliance) EQUITY
 INDEX                     xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(Alliance) GLOBAL          xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(Alliance) HIGH YIELD      xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(Alliance) MONEY
 MARKET**                  xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
                                       [To be inserted by amendment]
T. ROWE PRICE INT'L
 STOCK                     xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
T. ROWE PRICE EQUITY
 INCOME                    xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQ/PUTNAM GROWTH &
 INCOME VALUE              xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQ/PUTNAM INT'L EQUITY     xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQ/PUTNAM INVESTORS
 GROWTH                    xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQ/PUTNAM BALANCED         xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MFS RESEARCH               xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MFS EMERGING GROWTH
 COMPANIES                 xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MORGAN STANLEY
 EMERGING MARKETS
 EQUITY                    xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
WARBURG PINCUS SMALL
 COMPANY VALUE             xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MERRILL LYNCH GLOBAL
 ALLOCATION                xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MERRILL LYNCH BASIC
 VALUE                     xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx

------------

*      Returns do not reflect the combined GMDB/GMIB charge, and any charge for tax such as premium taxes.
**     Prior to 1984 the Year-by-Year Rates of Return were:   1976   1977  1978   1979   1980   1981    1982   1983
                                                              ----   ----  ----   ----   ----   ----    ----   ----
        COMMON STOCK                                          x.xx%  x.xx% x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  xx.xx%
        MONEY  MARKET                                         x.xx   x.xx  x.xx   x.xx   x.xx   x.xx   x.xx   xx.xx

                                         24

COMMUNICATING PERFORMANCE DATA

In reports or other communications or in advertising material, we may describe general economic and market conditions affecting the Separate Account and each respective trust and may compare the performance of the Investment Funds with (1) that of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) other appropriate indices of investment securities and averages for peer universes of funds which are shown under "Benchmarks" and "Portfolio Inception Dates and Comparative Benchmarks" in this Part 2, or (3) data developed by us derived from such indices or averages. The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account charges. VARDS is a monthly reporting service that monitors approximately 760 variable life and variable annuity funds on performance and account information. Advertisements or other communications furnished to present or prospective Certificate Owners may also include evaluations of an Investment Fund or Portfolio by financial publications that are nationally recognized such as Barron's, Morningstar's Variable Annuity Sourcebook, Business Week, Chicago Tribune, Forbes, Fortune, Institutional Investor, Investment Adviser, Investment Dealer's Digest, Investment Management Weekly, Los Angeles Times, Money, Money Management Letter, Kiplinger's Personal Finance, Financial Planning, National Underwriter, Pension & Investments, USA Today, Investor's Daily, The New York Times, and The Wall Street Journal.

MONEY MARKET FUND YIELD
INFORMATION

The current yield and effective yield of the Money Market Fund may appear in reports and promotional material to current or prospective Certificate Owners.

Current yield for the Money Market Fund will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). "Effective yield" is calculated in a manner similar to that used to calculate current yield, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly. Money Market Fund yields and effective yields assume the deduction of all Certificate charges and expenses other than the withdrawal charge, under X Certificates and the combined GMDB/GMIB charge and any charge for tax such as premium tax. See "Part 4: Money Market Fund Yield Information" in the SAI.

PART 3: THE GUARANTEED PERIOD ACCOUNT

GUARANTEE PERIODS

Each amount allocated to a Guarantee Period and held to the Period's Expiration Date accumulates interest at a Guaranteed Rate. The Guaranteed Rate for each allocation is the annual interest rate applicable to new allocations to that Guarantee Period, which was in effect on the Transaction Date for the allocation. Each class of Certificate has different Guaranteed Rates. We may establish different Guaranteed Rates under other classes of Certificates. We use the term GUARANTEED PERIOD AMOUNT to refer to the amount allocated to and accumulated in each Guarantee Period. The Guaranteed Period Amount is reduced or increased by any market value adjustment as a result of withdrawals, transfers or charges (see below). Guarantee Periods may also be referred to as GIRO's.

Your Guaranteed Period Account contains the Guarantee Periods to which you have allocated Annuity Account Value. On the Expiration Date of a Guarantee Period, its Guaranteed Period Amount and its value in the Guaranteed Period Account are equal. We call the Guaranteed Period Amount on an Expiration Date the Guarantee Period's Maturity Value. We report the Annuity Account Value in your Guaranteed Period Account to reflect any market value adjustment that would apply if all Guaranteed Period Amounts were withdrawn as of the calculation date. The Annuity Account Value in the Guaranteed Period Account on any Business Day, therefore, will be the sum of the present value of the Maturity Value in each Guarantee Period, using the Guaranteed Rate in effect for new allocations to each such Guarantee Period on such date.

Guarantee Periods and Expiration Dates

We currently offer Guarantee Periods ending on February 15th for each of the maturity years 1998 through 2007.

Not all Guarantee Periods will be available for Annuitant ages 76 and above. See "Allocation of Contributions" in Part 4. Also, the Guarantee Periods may not be available for investment in all states. As Guarantee Periods expire we expect to add maturity years so that generally 10 are available at any time.

We will not accept allocations to a Guarantee Period if, on the Transaction
Date:

 o SuchTransaction Date and the Expiration Date for such Guarantee Period fall within the same calendar year.

 o   The Guaranteed Rate is 3%.

 o The Guarantee Period has an Expiration Date beyond the February 15th immediately following the Annuity Commencement Date.

Guaranteed Rates and Price Per $100 of Maturity Value

Because the Maturity Value of a contribution allocated to a Guarantee Period can be determined at the time it is made, you can determine the amount required to be allocated to a Guarantee Period in order to produce a target Maturity Value (assuming no transfers or withdrawals are made and no charges are allocated to the Guarantee Period). The required amount is the present value of that Maturity Value at the Guaranteed Rate on the Transaction Date for the contribution, which may also be expressed as the price per $100 of Maturity Value on such Transaction Date.

Guaranteed Rates for new allocations as of April   , 1997 and the related
price per $100 of Maturity Value for each currently available Guarantee Period were as follows:

                      X CERTIFICATES
      GUARANTEE
     PERIODS WITH        GUARANTEED
   EXPIRATION DATE       RATE AS OF          PRICE
  FEBRUARY 15TH OF        APRIL ,         PER $100 OF
    MATURITY YEAR           1997         MATURITY VALUE
--------------------  --------------  ------------------
         1998              x.xx%             $xx.xx
         1999              x.xx               xx.xx
         2000              x.xx               xx.xx
         2001              x.xx               xx.xx
         2002              x.xx               xx.xx
         2003              x.xx               xx.xx
         2004              x.xx               xx.xx
         2005              x.xx               xx.xx
         2006              x.xx               xx.xx
         2007              x.xx               xx.xx

                      Y CERTIFICATES
      GUARANTEE
     PERIODS WITH        GUARANTEED
   EXPIRATION DATE       RATE AS OF          PRICE
  FEBRUARY 15TH OF        APRIL ,         PER $100 OF
    MATURITY YEAR           1997         MATURITY VALUE
--------------------  --------------  ------------------
         1998              x.xx%             $xx.xx
         1999              x.xx               xx.xx
         2000              x.xx               xx.xx
         2001              x.xx               xx.xx
         2002              x.xx               xx.xx
         2003              x.xx               xx.xx
         2004              x.xx               xx.xx
         2005              x.xx               xx.xx
         2006              x.xx               xx.xx
         2007              x.xx               xx.xx

                      Z CERTIFICATES
      GUARANTEE
     PERIODS WITH        GUARANTEED
   EXPIRATION DATE       RATE AS OF          PRICE
  FEBRUARY 15TH OF        APRIL ,         PER $100 OF
    MATURITY YEAR           1997         MATURITY VALUE
--------------------  --------------  ------------------
         1998              x.xx%             $xx.xx
         1999              x.xx               xx.xx
         2000              x.xx               xx.xx
         2001              x.xx               xx.xx
         2002              x.xx               xx.xx
         2003              x.xx               xx.xx
         2004              x.xx               xx.xx
         2005              x.xx               xx.xx
         2006              x.xx               xx.xx
         2007              x.xx               xx.xx

Allocation Among Guarantee Periods

The same approach as described above may also be used to determine the amount which you would need to allocate to each Guarantee Period in order to create a series of constant Maturity Values for two or more years.

For example, if you wish to have $100 mature on February 15th of each of years 1998 through 2002, then according to the above table for X
Certificates, the lump sum contribution you would have to make as of April
  , 1997 would be $       (i.e., the sum of the price per $100 of Maturity
Value for each maturity year from 1998 through 2002).

The above tables are provided to illustrate the use of present value calculations. They do not take into account the potential for charges to be deducted or withdrawals or transfers from Guarantee Periods. Actual calculations will also be based on Guaranteed Rates on each actual Transaction Date, which may differ.

Options at Expiration Date

We will notify you on or before December 31st prior to the Expiration Date of each Guarantee Period in which you have any Guaranteed Period Amount. You may elect one of the following options to be effective at the Expiration Date, subject to the restrictions set forth on the prior page and under "Allocation of Contributions" in Part 4:

  (a) to transfer the Maturity Value into any Guarantee Period we are then offering, or into any of our Investment Funds; or

  (b) to withdraw the Maturity Value (subject to any withdrawal charges which may apply).

If we have not received your election as of the Expiration Date, the Maturity Value in the expired Guarantee Period will be transferred into the Guarantee Period with the earliest Expiration Date.

MARKET VALUE ADJUSTMENT FOR
TRANSFERS, WITHDRAWALS OR SURRENDER
PRIOR TO THE EXPIRATION DATE

Any withdrawal (including transfers, surrender and deductions) from a Guarantee Period prior to its Expiration Date will cause any remaining Guaranteed Period Amount for that Guarantee Period to be increased or decreased by a market value adjustment. The amount of the adjustment will depend on two factors: (a) the difference between the Guaranteed Rate applicable to the amount being withdrawn and the Guaranteed Rate on the Transaction Date for new allocations to a Guarantee Period with the same Expiration Date, and (b) the length of time remaining until the Expiration Date. In general, if interest rates have risen between the time when an amount was originally allocated to a Guarantee Period and the time it is withdrawn, the market value adjustment will be negative, and vice versa; and the longer the period of time remaining until the Expiration Date, the greater the impact of the interest rate difference. Therefore, it is possible that a significant rise in interest rates could result in a substantial reduction in your Annuity Account Value in the Guaranteed Period Account related to longer term Guarantee Periods.

The market value adjustment (positive or negative) resulting from a withdrawal of all funds from a Guarantee Period will be determined for each contribution allocated to that Guarantee Period as follows:

(1) We determine the present value of the Maturity Value on the Transaction Date as follows:

  (a) We determine the Guaranteed Period Amount that would be payable on the Expiration Date, using the applicable Guaranteed Rate.

  (b) We determine the period remaining in your Guarantee Period (based on the Transaction Date) and convert it to fractional years based on a 365 day year. For example three years and 12 days becomes 3.0329.

  (c) We determine the current Guaranteed Rate which applies on the Transaction Date to new allocations to the same Guarantee Period.

  (d) We determine the present value of the Guaranteed Period Amount payable at the Expiration Date, using the period determined in (b) and the rate determined in (c).

(2)    We determine the Guaranteed Period Amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such Guarantee Period, which may be positive or negative.

The market value adjustment (positive or negative) resulting from a withdrawal (including any withdrawal charges) of a portion of the amount in a Guarantee Period will be a percentage of the market value adjustment that would be applicable upon a withdrawal of all funds from a Guarantee Period. This percentage is determined by (i) dividing the amount of the withdrawal or transfer from the Guarantee Period by (ii) the Annuity Account Value in such Guarantee Period prior to the withdrawal or transfer. See Appendix I for an example.

The Guaranteed Rate for new allocations to a Guarantee Period is the rate we have in effect for this purpose even if new allocations to that Guarantee Period would not be accepted at the time. This rate will not be less than 3%. If we do not have a Guaranteed Rate in effect for a Guarantee Period to which the "current Guaranteed Rate" in (1)(c) would apply, we will use the rate at the next closest Expiration Date. If we are no longer offering new Guarantee Periods, the "current Guaranteed Rate" will be determined in accordance with our procedures then in effect. For purposes of calculating the market value adjustment only, we reserve the right to add up to 0.25% to the current rate in (1)(c) above.

INVESTMENTS

Amounts allocated to Guarantee Periods will be held in a "nonunitized" separate account established by Equitable Life under the laws of New York. This separate account provides an additional measure of assurance that full payment of amounts due under the Guarantee Periods will be made. Under the New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the Certificates are not chargeable with liabilities arising out of any other business we may conduct.

Investments purchased with amounts allocated to the Guaranteed Period Account are the property of Equitable Life. Any favorable investment performance on the assets held in the separate account accrues solely to Equitable Life's benefit. Certificate Owners do not participate in the performance of the assets held in this separate account. Equitable Life may, subject to applicable state law, transfer all assets allocated to the separate account to its general account. Regardless of whether assets supporting Guaranteed Period Accounts are held in a separate account or our general account, all benefits relating to the Annuity Account Value in the Guaranteed Period Account are guaranteed by Equitable Life.

Equitable Life has no specific formula for establishing the Guaranteed Rates for the Guarantee Periods. Equitable Life expects the rates to be influenced by, but not necessarily correspond to, among other things, the yields on the fixed income securities to be acquired with amounts that are allocated to the Guarantee Periods at the time that the Guaranteed Rates are established. Our current plans are to invest such amounts in fixed income obligations, including corporate bonds, mortgage backed and asset backed securities and government and agency issues having durations in the aggregate consistent with those of the Guarantee Periods.

Although the foregoing generally describes Equitable Life's plans for investing the assets supporting Equitable Life's obligations under the fixed portion of the Certificates, Equitable Life is not obligated to invest those assets according to any particular plan except as may be required by state insurance laws, nor will the Guaranteed Rates Equitable Life establishes be determined by the performance of the nonunitized separate account.

General Account

Our general account supports all of our policy and contract guarantees, including those applicable to the Guaranteed Period Account, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of applicable exemptions and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933, as amended (1933 Act), nor is the general account an investment company under the 1940 Act. Accordingly, the general account is not subject to regulation under the 1933 Act or the 1940 Act. However, the market value adjustment interests under the Certificates are registered under the 1933 Act.

We have been advised that the staff of the SEC has not made a review of the disclosure that is included in this prospectus for your information that relates to the general account (other than market value adjustment interests). The disclosure, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

        PART 4: PROVISIONS OF THE CERTIFICATES AND SERVICES WE PROVIDE

WHAT IS THE ACCUMULATOR?

The Accumulator Certificate is a non-qualified deferred annuity designed to provide for retirement income at a future date through the investment of funds on an after-tax basis. Generally, earnings will accumulate without being subject to annual income tax, until withdrawn. Withdrawals made prior to age 59 1/2 may be subject to tax penalty.

When issued with the appropriate endorsement, an Accumulator Certificate may be purchased by a plan qualified under Section 401(a) of the Code. Such purchases may not be available in all states. Plan fiduciaries considering purchase of a Certificate should read the important information in Appendix II.

The provisions of your Certificate may be restricted by applicable laws or regulations.

PURCHASE OF THE CERTIFICATES

You have a choice of purchasing X Certificates or Y Certificates, each of which has a different charge structure. See "Part 5: Deductions and Charges." You decide which type of Certificate best suits your needs.

Z Certificates are offered through persons who are compensated by clients for recommending investments and receive no compensation from Equitable Life in connection with the Certificates. Any arrangements for compensation for such services is not the responsibility of Equitable Life or any of its affiliates.

AVAILABILITY OF THE CERTIFICATES

The Certificates are available for Annuitant issue ages 20 through 83. These Certificates may not be available in all states.

CONTRIBUTIONS UNDER THE CERTIFICATES

Your initial contribution must be at least $5,000.

Subsequent contributions may be made in an amount of at least $1,000 at any time until the Annuitant attains age 84. We may refuse to accept any contributions if the sum of all contributions under all accumulation Certificates with the same Annuitant would then total more than $1,500,000. We reserve the right to limit aggregrate contributions made after the first Contract Year to 150% of first year contributions. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation certificates/contracts that you own would then total more than $2,500,000.

Contributions are credited as of the Transaction Date.

METHODS OF PAYMENT

Except as indicated below, all contributions must be made by check. All contributions made by check must be drawn on a bank or credit union in the U.S., in U.S. dollars and made payable to Equitable Life. All checks are accepted subject to collection. All contributions should be sent to Equitable Life at our Processing Office address designated for contributions.

Wire Transmittals

We will accept, by agreement with broker-dealers who use wire transmittals, transmittal of initial contributions by wire order from the broker-dealer to the Processing Office. Such transmittals must be accompanied by essential information we require to allocate the contribution.

Contributions accepted by wire order will be invested at the value next determined following receipt for contributions allocated to the Investment Funds. Contributions allocated to the Guaranteed Period Account will receive the Guaranteed Rate(s) in effect for the applicable Guarantee Period(s) on the date contributions are received. Wire orders not accompanied by complete information, may be retained for a period not exceeding five Business Days while an attempt is made to obtain the required information. If the required information cannot be obtained within those five Business Days, the Processing Office will inform the broker-dealer, on behalf of the applicant, of the reasons for the delay and return the contribution immediately to the applicant, unless the applicant specifically consents to our retaining the contribution until the required information is received by the Processing Office.

Notwithstanding the acceptance by us of the wire order and the essential information, however, a Certificate generally will not be issued until the receipt and acceptance of a properly completed application. In certain cases we may issue a Certificate based on information forwarded electronically. In these cases, you must sign our Acknowledgment of Receipt form.

Where a signed application is required, no financial transactions will be permitted until such time as we receive such signed application and have issued the Certificate. Where an Acknowledgment of Receipt is required, financial transactions will only be permit-

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ted if requested in writing, signed by the Certificate Owner and signature guaranteed until we receive such signed Acknowledgment of Receipt.

After your Certificate has been issued, subsequent contributions may be transmitted by wire.

ALLOCATION OF CONTRIBUTIONS

You have two options from which to choose for allocation of your contributions: Self-Directed Allocation and Principal Assurance.

Self-Directed Allocation

You design your own investment program by allocating your contributions among the Investment Options in any way you choose. Your contributions may be allocated to one or up to all of the available Investment Options at any time. We allocate contributions among the Investment Options according to your allocation percentages. Allocations must be in whole percentages. Allocation percentages can be changed at any time by writing to our Processing Office, or by telephone. The change will be effective on the Transaction Date and will remain in effect for future contributions unless another change is requested.

For Annuitant ages 76 and above, allocations may be made only to Guarantee Periods with maturities of five years or less; however, in no event may allocations be made to Guarantee Periods with maturities beyond the February 15th immediately following the Annuity Commencement Date.

If you plan to allocate your contribution to a single Guarantee Period, and you do not plan to make transfers, you might want to consider a fixed annuity that we offer, which may have different rates.

Rebalancing-- Rebalancing provides a convenient way for you to periodically rebalance your Annuity Account Value to pre-selected percentages without having to provide transfer instructions each time. You must have at least $5,000 of Annuity Account Value at the time you elect this program. You elect the rebalancing program by submitting your request in a form satisfactory to us.

Under this program, your Annuity Account Value is rebalanced quarterly, semi-annually, or annually to percentages you select and among Investment Options you select. While this program is in effect you may still make other transfer requests. However, if you make a transfer request you must provide new rebalancing percentages, otherwise the rebalancing program will terminate. You may change your rebalancing allocation percentages at any time.

Rebalancing may not be elected if the dollar cost averaging or the systematic withdrawal option is in effect. If Guarantee Periods are included, rebalancing may result in a market value adjustment.

You may cancel this program by submitting a request in a form satisfactory to us.

Principal Assurance

This option (available for Annuitant issue ages 20 through 75) is designed to assure that your Maturity Value in a specified Guarantee Period equals your initial contribution, while at the same time allowing you to invest in the Investment Funds. The maturity year you select for such specified Guaranteed Period generally may not be later than 10 years nor earlier than seven years. In order to accomplish this strategy, we will allocate a portion (equal to the present value) of your initial contribution to a Guarantee Period based on the year you select. See "Guaranteed Rates and Price Per $100 of Maturity Value" in Part 3. You may allocate the balance of your contribution to the Investment Funds in any way you choose. Such allocations to the Investment Funds must be in whole percentages.

Principal Assurance may only be elected at issue of your Certificate and assumes no withdrawals or transfers of the amount allocated to the specified Guarantee Period.

Subsequent contributions must be allocated under "Self-Directed Allocation" described above.

Allocations to the Investment Funds

A contribution allocated to an Investment Fund purchases Accumulation Units in that Investment Fund based on the Accumulation Unit Value for that Investment Fund computed on the Transaction Date.

Allocations to the Guaranteed Period Account

Contributions allocated to the Guaranteed Period Account will have the Guaranteed Rate for the specified Guarantee Period offered on the Transaction Date.

FREE LOOK PERIOD

You have the right to examine the Accumulator Certificate for a period of 10 days after you receive it, and to return it to us for a refund. You cancel it by sending it to our Processing Office. The free look is extended if your state requires a refund period of longer than 10 days. This right applies only to the initial owner of a Certificate.

Your refund will equal the Annuity Account Value reflecting any investment gain or loss, and any positive or negative market value adjustment,

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
through the date we receive your Certificate at our Processing Office. Some states may require that we calculate the refund differently.

We follow these same procedures if you change your mind before you receive your Certificate, but after a contribution has been made. See "Part 7: Tax Aspects of the Certificates" for possible consequences of canceling your Certificate during the free look period.

If you cancel your Certificate during the free look period, we may require that you wait six months before you may apply for a Certificate with us again.

ANNUITY ACCOUNT VALUE

Your Annuity Account Value is the sum of the amounts in the Investment
Options.

Annuity Account Value in Investment Funds

The Annuity Account Value in an Investment Fund on any Business Day is equal to the number of Accumulation Units in that Investment Fund times the Accumulation Unit Value for the Investment Fund for that date. The number of Accumulation Units in an Investment Fund at any time is equal to the sum of Accumulation Units purchased by contributions and transfers less the sum of Accumulation Units redeemed for withdrawals, transfers or deductions for charges.

The number of Accumulation Units purchased or sold in any Investment Fund equals the dollar amount of the transaction divided by the Accumulation Unit Value for that Investment Fund for the applicable Transaction Date.

The number of Accumulation Units will not vary because of any later change in the Accumulation Unit Value. The Accumulation Unit Value varies with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as each trust's fees and expenses. The Accumulation Unit Value is also stated after deduction of the Separate Account asset charges relating to the Certificates. A description of the computation of the Accumulation Unit Value is found in the SAI.

Annuity Account Value in Guaranteed Period
Account

The Annuity Account Value in the Guaranteed Period Account on any Business Day will be the sum of the present value of the Maturity Value in each Guarantee Period, using the Guaranteed Rate in effect for new allocations to such Guarantee Period on such date. (This is equivalent to the Guaranteed Period Amount increased or decreased by the full market value adjustment.) The Annuity Account Value, therefore, may be higher or lower than the contributions (less withdrawals) accumulated at the Guaranteed Rate. At the Expiration Date the Annuity Account Value in the Guaranteed Period Account will equal the Maturity Value. See "Part 3: The Guaranteed Period Account."

TRANSFERS AMONG INVESTMENT OPTIONS

At any time prior to the Annuity Commencement Date, you may transfer all or portions of your Annuity Account Value among the Investment Options, subject to the following restrictions.

  o Transfers out of a Guarantee Period other than at the Expiration Date will result in a market value adjustment. See "Part 3: The Guaranteed Period Account."

  o Transfer to a Guarantee Period are limited for Annuitants ages 76 and above. See "Allocation of Contributions" above.

  o Transfers to Guarantee Periods are subject to the restrictions set forth under "Guarantee Periods and Expiration Dates" in Part 3.

Transfer requests must be made directly to our Processing Office. Your request for a transfer should specify your Certificate number, the amounts or percentages to be transferred and the Investment Options to and from which the amounts are to be transferred. Your transfer request may be in writing or by telephone.

For telephone transfer requests, procedures have been established by Equitable Life that are considered to be reasonable and are designed to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting on telephone instructions and providing written confirmation. In light of the procedures established, Equitable Life will not be liable for following telephone instructions that it reasonably believes to be genuine.

We may restrict, in our sole discretion, the use of an agent acting under a power of attorney, such as a market timer, on behalf of more than one Certificate Owner to effect transfers. Any agreements to use market timing services to effect transfers are subject to our rules then in effect and must be on a form satisfactory to us.

A transfer request will be effective on the Transaction Date and the transfer to or from Investment

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
Funds will be made at the Accumulation Unit Value next computed after the Transaction Date. All transfers will be confirmed in writing.

DOLLAR COST AVERAGING

For Certificate Owners who (at issue of the Certificate) want to dollar cost average their entire initial contribution from the Money Market Fund into the other Investment Funds over a period of twelve months, we offer a program under which the charges normally deducted from Investment Funds will not be deducted. See "Charges Deducted from the Investment Funds" in Part 5. We also offer dollar cost averaging under the program described below.

If you have at least $5,000 of Annuity Account Value in the Money Market Fund, you may choose to have a specified dollar amount or percentage of your Annuity Account Value transferred from the Money Market Fund to other Investment Funds on a monthly, quarterly, or annual basis. This program may be elected at any time. The main objective of dollar cost averaging is to attempt to shield your investment from short term price fluctuations. Since the same dollar amount is transferred to other Investment Funds each month, more Accumulation Units are purchased in an Investment Fund if the value per Accumulation Unit is low and fewer Accumulation Units are purchased if the value per Accumulation Unit is high. Therefore, a lower average value per Accumulation Unit may be achieved over the long term. This plan of investing allows you to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

The minimum amount that may be transferred on each Transaction Date is $250. The maximum amount which may be transferred is equal to the Annuity Account Value in the Money Market Fund at the time the option is elected, divided by the number of transfers scheduled to be made each Contract Year.

The transfer date will be the same calendar day of the month as the Contract Date. If, on any transfer date, the Annuity Account Value in the Money Market Fund is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the dollar cost averaging option will end. You may change the transfer amount once each Contract Year, or cancel this option by sending us satisfactory notice to our Processing Office at least seven calendar days before the next transfer date.

Dollar cost averaging may not be elected while a rebalancing program or the systematic withdrawal option is in effect.

DEATH BENEFIT

When the Annuitant Dies

Generally, upon receipt of proof satisfactory to us of the Annuitant's death prior to the Annuity Commencement Date, we will pay the death benefit to the beneficiary named in your Certificate. You designate the beneficiary at the time you apply for the Certificate. While the Certificate is in effect, you may change your beneficiary by writing to our Processing Office. The change will be effective on the date the written submission was signed. The death benefit payable will be determined as of the date we receive such proof of death and any required instructions as to the method of payment.

The death benefit is equal to the Annuity Account Value or, if greater, the GMDB defined below.


GMDB

Your GMDB is the minimum amount payable upon the death of the Annuitant.

Under X and Y Certificates, for Annuitant issue ages 20 through 75, there are two GMDB benefits available under the Certificate, the "6% to Age 80 Roll Up" and the "Annual Ratchet to Age 80." You elect one of the two GMDB benefits in the application. Once elected, the benefit may not be changed. For Annuitant issue ages 76 through 83, the GMDB is the two GMDB options as described below, except that the GMDB will continue to grow through age 85.


Under Z Certificates, the GMDB benefit is a Return of Contributions consisting of the initial contribution, plus (a) any subsequent contributions, less (b) any withdrawals. However, for Annuitant issue ages 20 through 75, you may instead elect either the 6% to Age 80 Roll Up or the Annual Ratchet to Age 80 provided you elect GMIB as well. GMIB is discussed below. For the charges applicable to such election, see "Combined GMDB/GMIB Charge" in Part 5.

Each of these benefits is described further below.

6% to Age 80 Roll Up--On the Contract Date the GMDB is equal to the initial contribution. Thereafter, the GMDB is credited with interest at 6% (4% for amounts in the Money Market Fund and the Guarantee Periods) on each Contract Date anniversary through the Annuitant's age 80, and 0% thereafter, and is adjusted for any subsequent contributions and withdrawals. The 6% to Age
80 Roll Up is not available in New York.

Annual Ratchet to Age 80--On the Contract Date, the GMDB is equal to the initial contribution. Thereafter, the GMDB is reset to the Annuity Account

Value on each Contract Date anniversary through the Annuitant's age 80, if higher than the current GMDB, and is adjusted for any subsequent contributions and withdrawals.

See Appendix III for an example of the calculation of the GMDB. Withdrawals will reduce your GMDB, see "How Withdrawals Affect Your GMDB and GMIB" below.

How Payment is Made

We will pay the death benefit to the beneficiary in the form of the income annuity option you have chosen under your Certificate. If no income annuity option has been chosen at the time of the Annuitant's death, the beneficiary will receive the death benefit in a lump sum. However, subject to certain exceptions in the Certificate, Equitable Life's rules then in effect and any other applicable requirements under the Code, the beneficiary may elect to apply the death benefit to one or more income annuity options offered by Equitable Life. See "Income Annuity Options" below. Note that if you are both the Certificate Owner and the Annuitant, only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary may be elected.

Successor Annuitant

If you are both the Certificate Owner and the Annuitant and you elect your spouse to be both the sole primary beneficiary and the successor Annuitant/ Certificate Owner, then no death benefit is payable until your surviving spouse's death.

On the Contract Date anniversary following your death, if the successor Annuitant/Certificate Owner election was elected at issue of the Certificate and is in effect at your death, the GMDB will be reset at the greater of the current GMDB and the current Annuity Account Value. In determining whether the GMDB will continue to grow, we will use the age (as of the Contract Date anniversary) of the successor Annuitant/Certificate Owner.

WHEN THE CERTIFICATE OWNER DIES
BEFORE THE ANNUITANT

When you are not the Annuitant and you die before the Annuity Commencement Date, the beneficiary named to receive the death benefit upon the Annuitant's death will automatically succeed as Certificate Owner (unless you name a different person as a successor Owner in a written form acceptable to us and send it to our Processing Office). The Certificate provides that the original Certificate Owner's entire interest in the Certificate be completely distributed to the named beneficiary by the fifth anniversary of such Owner's death (unless an income annuity option is elected and payments begin within one year after the Certificate Owner's death and are made over the beneficiary's life or over a period not to exceed the beneficiary's life expectancy). If an income annuity option has not been elected, as described above, on the fifth anniversary of your death, we will pay any Annuity Account Value remaining on such date, less any applicable withdrawal charge. If the successor Certificate Owner is your surviving spouse, no distributions are required as long as both the surviving spouse and the Annuitant are living.

GMIB
GMIB is an optional benefit (available for Annuitant issue ages 20 through 75) which provides a minimum amount of guaranteed lifetime income. It operates through the application of your Annuity Account Value when you elect the Assured Payment Plan (Life Annuity with a Period Certain). The Assured Payment Plan provides payments during a period certain with payments continuing for life thereafter. You elect GMIB in the application. Once elected the benefit may not be canceled. GMIB is only available under class Z Certificates if you have also elected one of the optional GMDB benefits as described above.


For the charges applicable to electing GMIB, see "Combined GMDB/GMIB Charge" in Part 5.

GMIB may not currently be available in your state. State availability information may be obtained from your registered representative.

On the Transaction Date that you exercise GMIB, the periodic lifetime income that will be provided under the Assured Payment Plan will be the greater of
(i) your GMIB, and (ii) the amount of income that would be provided based on your Annuity Account Value as of the Transaction Date and our then current annuity purchase factors.

Illustrated below are GMIB amounts per $100,000 of initial contribution, for a male age 60 (at issue) on Contract Date anniversaries as indicated below, assuming no subsequent contributions or withdrawals.

                   GMIB ANNUAL
                 INCOME PAYABLE
 CONTRACT DATE     FOR LIFE 10
  ANNIVERSARY         YEAR
  AT ELECTION        CERTAIN
--------------  ---------------
       7             $ 8,992
       10             12,160
       15             18,358
       20             27,856

Withdrawals will reduce your GMIB, see "How Withdrawals Affect Your GMDB and GMIB" below.

GMIB may be exercised only under the following conditions:

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    o  The Assured Payment Plan is elected within 30 days following the 7th or later Contract Date anniversary under your Accumulator Certificate. However, it may not be elected earlier than the Annuitant's age 60, nor later than the Annuitant's age 83; except that for Annuitant issue ages 20 to 44, it may be elected 15 years after the Contract Date.

    o The period certain you select is as indicated below, based on the Annuitant's age at the time the Assured Payment Plan is elected and the type of payments selected (if elected prior to age 60, only level payments are permitted);

             LEVEL PAYMENTS
--------------------------------------
    ANNUITANT'S
  AGE AT ELECTION      PERIOD CERTAIN
------------------  ------------------
  60 through 80           10years
  81 through 83       90 less issue age

           INCREASING PAYMENTS
 -------------------------------------
    ANNUITANT'S
  AGE AT ELECTION      PERIOD CERTAIN
  ----------------  ------------------
    60 through 70        15 years
    71 through 75        12 years
    76 through 80         9 years
    81 throug h83         6 years

    o Payments start one payment mode after the Contract Date of the Assured Payment Plan Certificate.

Each year on your Contract Date anniversary, if you are eligible to exercise GMIB, we will send you an eligibility notice illustrating how much income could be provided under such option on the Contract Date anniversary. You may then notify us within 30 days following the Contract Date anniversary if you want to exercise GMIB by submitting the proper form and returning your Accumulator Certificate. The income to be provided under the Assured Payment Plan Certificate will be determined on the Transaction Date that we receive your request and the Certificate and, therefore, may differ from the eligibility notice. It will be based on either the GMIB that was determined on the Contract Date anniversary, or the Annuity Account Value and our current annuity purchase factors as of such Transaction Date.

The Assured Payment Plan (Life Annuity with a Period Certain) is offered through our Prospectus for the Assured Payment Plan dated May 1, 1997, which may be obtained from your registered representative. We will also provide a prospectus with the eligibility notice. You should read it carefully before you decide to exercise GMIB.

You may always apply your Annuity Account Value to any of our life income annuity options. The income annuity options are discussed below. These options differ from the Assured Payment Plan and may provide higher or lower income levels, but do not have all the features under the Assured Payment Plan. You may request an illustration from your registered representative.

Successor Annuitant/Certificate Owner

If the successor Annuitant/Certificate Owner election (discussed above) was elected at issue of the Certificate and is in effect at your death, GMIB will continue to be available on Contract Date anniversaries seven and later based on the Contract Date of the Accumulator Certificate, provided GMIB is exercised as specified above based on the age of the successor
Annuitant/Certificate Owner.

WITHDRAWAL OPTIONS

The Accumulator is an annuity contract, even though you may elect to receive your benefits in a non-annuity form. You may take withdrawals from your Certificate before the Annuity Commencement Date and while the Annuitant is alive. Two withdrawal options are available: Lump Sum Withdrawals and Systematic Withdrawals. Withdrawals may result in withdrawal charges. See "Part 5: Deductions and Charges." Withdrawals may also be taxable and subject to tax penalty. See "Part 7: Tax Aspects of the Certificates."

Amounts withdrawn from the Guaranteed Period Account, other than at the Expiration Date, will result in a market value adjustment. See "Market Value Adjustment for Transfers, Withdrawals or Surrender Prior to the Expiration Date" in Part 3.

As a deterrent to early withdrawal (generally prior to age 59 1/2) the Code provides certain penalties. We may also be required to withhold income taxes from the amount distributed. These rules are outlined in "Part 7: Tax Aspects of the Certificates."

o LUMP SUM WITHDRAWALS--You may take Lump Sum Withdrawals at any time subject to a minimum withdrawal amount of $1,000. A request to withdraw more than 90% of the Cash Value as of the date of the withdrawal will result in the termination of the Certificate and will be treated as a surrender of the Certificate for its Cash Value. See "Surrendering the Certificates to Receive the Cash Value," below.

  To make a Lump Sum Withdrawal, you must submit a request satisfactory to us which specifies the Investment Options from which the Lump Sum Withdrawal will be taken. If we have received the information we require, the requested

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
  withdrawal will become effective on the Transaction Date and proceeds will usually be mailed within seven calendar days thereafter, but we may delay payment as described in "When Payments Are Made" below. If we receive only partially completed information, our Processing Office will contact you for specific instructions before your request can be processed.

o SYSTEMATIC WITHDRAWALS--Systematic Withdrawals provide level percentage or level amount payouts. You may choose to receive Systematic Withdrawals on a monthly, quarterly or annual frequency. You select a dollar amount or percentage of the Annuity Account Value to be withdrawn, subject to a maximum of 1.2% monthly, 3.6% quarterly and 15.0% annually, but in no event may any payment be less than $250. If at the time a Systematic Withdrawal is to be made, the withdrawal amount would be less than $250, no payment will be made and your Systematic Withdrawal election will terminate.

  You select the date of the month when the withdrawals will be made, but you may not choose a date later than the 28th day of the month. If no date is selected, withdrawals will be made on the same calendar day of the month as the Contract Date. The commencement of payments under the Systematic Withdrawal option may not be elected to start sooner than 28 days after issue of the Certificate.

  You may elect Systematic Withdrawals at any time by completing the proper form and sending it to our Processing Office. You may change the payment frequency of your Systematic Withdrawals once each Contract Year or cancel this withdrawal option at any time by sending notice in a form satisfactory to us. The notice must be received at our Processing Office at least seven calendar days prior to the next scheduled withdrawal date. You may also change the amount or percentage of your Systematic Withdrawals once in each Contract Year. However, you may not change the amount or percentage in any Contract Year where you have previously taken another withdrawal under the Lump Sum Withdrawal option described above.

  Unless you specify otherwise, Systematic Withdrawals will be withdrawn on a pro rata basis from your Annuity Account Value in the Investment Funds. If there is insufficient value or no value in the Investment Funds, any additional amount of the withdrawal required or the total amount of the withdrawal, as applicable, will be withdrawn from the Guarantee Periods in order of the earliest Expiration Date(s) first.

Withdrawal Charges (Applicable to X Certificates)

Withdrawals in excess of the 15% free corridor amount may be subject to a withdrawal charge. See "Withdrawal Charge" in Part 5.

How Withdrawals Affect Your GMDB and GMIB

Under the 6% to Age 80 Roll Up GMDB and under GMIB, withdrawals greater than 6% of the Annuity Account Value and any withdrawal under the Annual Ratchet to Age 80, will cause a reduction in the GMDB (described above) and GMIB Benefit Base (described below) on a pro rata basis. This means that if you take a withdrawal of $10,000 and such withdrawal represents 10% of your Annuity Account Value as of the Transaction Date, your current GMDB and current GMIB Benefit Base will be reduced by 10%.

Under the 6% to Age 80 Roll Up GMDB and under GMIB, withdrawals of 6% or less of the Annuity Account Value will cause a dollar-for-dollar reduction in the GMDB and GMIB Benefit Base. This means that if you take a withdrawal of $10,000 which represents less than 6% of your Annuity Account Value as of the Transaction Date, your current GMDB and current GMIB Benefit Base will be reduced by $10,000.

  GMIB Benefit Base--The GMIB Benefit Base is equal to the initial contribution on the Contract Date. Thereafter, the GMIB benefit base is credited with interest at 6% (4% for amounts in the Money Market Fund and the Guarantee Periods) on each Contract Date anniversary through the Annuitant's age 80, and 0% thereafter, and is adjusted for any subsequent contributions and withdrawals. The GMIB Benefit Base will also be reduced by any withdrawal charge remaining on the Transaction Date that you exercise GMIB.

  Your GMIB Benefit Base is applied to guaranteed minimum annuity purchase factors to determine the GMIB. The guaranteed minimum annuity purchase factors are based on (i) interest at 2.5% if GMIB is exercised within 30 days following a Contract Date anniversary in years 7 through 9 and at 3% if exercised within 30 days following the 10th or later Contract Date anniversary, and (ii) mortality based on the 1983 Individual Annuity Mortality Table "a" projected with modified Scale G. The purchase factors assume that mortality will improve in the future and are more conservative than the basis underlying current annuity purchase rates.

  Your GMIB Benefit Base does not create an Annuity Account Value or a Cash Value and is used solely for purposes of calculating GMIB.

The timing of your withdrawals and whether they exceed 6% threshold described above can have a significant impact on your GMDB or GMIB.

CASH VALUE

The Cash Value under the Certificate fluctuates daily with the investment performance of the Investment Funds you have selected and reflects any upward or downward market value adjustment. See "Part 3: The Guaranteed Period Account." We do not guarantee any minimum Cash Value except for amounts in a Guarantee Period held to the Expiration Date. On any date before the Annuity Commencement Date while the Certificate is in effect, the Cash Value is equal to the Annuity Account Value less any withdrawal charge. The free corridor amount will not apply when calculating the withdrawal charge applicable upon a surrender. See "Part 5: Deductions and Charges."

SURRENDERING THE CERTIFICATES TO
RECEIVE THE CASH VALUE

You may surrender a Certificate to receive the Cash Value at any time while the Annuitant is living and before the Annuity Commencement Date.

For a surrender to be effective, we must receive your written request and the Certificate at our Processing Office. The Cash Value will be determined on the Transaction Date. All benefits under the Certificate will be terminated as of that date. You may receive the Cash Value in a single sum payment or apply it under one or more of the income annuity options described below. We will usually pay the Cash Value within seven calendar days, but we may delay payment as described in "When Payments are Made" below.

In some cases, surrenders may have adverse tax consequences. See "Part 7: Tax Aspects of the Certificates."

INCOME ANNUITY OPTIONS

Income annuity options provide periodic payments over a specified period of time which may be fixed or may be based on the Annuitant's life. Annuity forms of payment are calculated as of the Annuity Commencement Date, which is on file with our Processing Office. You can change the Annuity Commencement Date by writing to our Processing Office any time before the Annuity Commencement Date. However, you may not choose a date later than the 28th day of any month. Also, based on the issue age of the Annuitant, the Annuity Commencement Date may not be later than the Processing Date which follows the Annuitant's 90th birthday (may be different in some states).

Before the Annuity Commencement Date, we will send a letter advising that annuity benefits are available. Unless you otherwise elect, we will pay fixed annuity benefits on the "normal form" indicated for your Certificate as of the Annuity Commencement Date. The amount applied to provide the annuity benefit will be (1) the Annuity Account Value for any life annuity form or
(2) the Cash Value for any period certain only annuity form except that if the period certain is more than five years, the amount applied will be no less than 95% of the Annuity Account Value.

Amounts in the Guarantee Periods that are applied to an income annuity option prior to an Expiration Date will result in a market value adjustment. See "Market Value Adjustment for Transfers, Withdrawals or Surrender Prior to the Expiration Date" in Part 3.

ANNUITY FORMS

o Life Annuity: An annuity which guarantees payments for the rest of the Annuitant's life. Payments end with the last monthly payment before the Annuitant's death. Because there is no death benefit associated with this annuity form, it provides the highest monthly payment of any of the life income annuity options, so long as the Annuitant is living.

o Life Annuity-Period Certain: This annuity form also guarantees payments for the rest of the Annuitant's life. In addition, if the Annuitant dies before a specified period of time (the "certain period") has ended, payments will continue to the beneficiary for the balance of the certain period. Certain periods may be 5, 10, 15 or 20 years. A life annuity with a certain period of 10 years is the normal form of annuity under the Certificates.

o Life Annuity-Refund Certain: This annuity form guarantees payments to you for the rest of your life. In addition, if you die before the amount applied to purchase this annuity option has been recovered, payments will continue to your beneficiary until that amount has been recovered. This option is available only as a fixed annuity.

o Period Certain Annuity: This annuity form guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years, and does not involve life contingencies.

o Joint and Survivor Life Annuity: This annuity form guarantees life income to you and, after your death, continuation of income to the survivor.

The life annuity-period certain and the life annuity-refund certain are available on either a single life or joint and survivor life basis.

The income annuity options outlined above are available in both fixed and variable form, unless otherwise indicated. Fixed annuity payments are guaranteed by us and will be based either on the tables of guaranteed annuity payments in your Certificate or on our then current annuity rates, whichever is more favorable for the Annuitant. Variable income annuities may be funded through the Investment Funds through the purchase of annuity units. The amount of each variable annuity payment may fluctuate, depending upon the performance of the Investment Funds. That is because the annuity unit value rises and falls depending on whether the actual rate of net investment return (after deduction of charges) is higher or lower than the assumed base rate. See "Annuity Unit Values" in the SAI. Variable income annuities may also be available by separate prospectus through the Funds of other separate accounts we offer.

For all Annuitants, the normal form of annuity provides for fixed payments. We may offer other forms not outlined here. Your registered representative can provide details.

For each income annuity option, we will issue a separate written agreement putting the option into effect. Before we pay any annuity benefit, we require the return of the Certificate.

The amount of the annuity payments will depend on the amount applied to purchase the annuity, the type of annuity chosen and, in the case of a life income annuity option, the Annuitant's age (or the Annuitant's and joint Annuitant's ages) and in certain instances, the sex of the Annuitant(s). Once an income annuity option is chosen and payments have commenced, no change can be made.

If, at the time you elect an income annuity option, the amount to be applied is less than $2,000 or the initial payment under the option elected is less than $20 monthly, we reserve the right to pay the Annuity Account Value in a single sum rather than as payments under the annuity form chosen.

ASSURED PAYMENT PLAN

You may apply your Annuity Account Value, in whole or in part, and subject to any withdrawal charges to the extent described below, to purchase the Assured Payment Plan (Life Annuity with a Period Certain), provided the Annuitant meets the issue age and payment restrictions for the Assured Payment Plan. If you apply a part of the Annuity Account Value, it will be considered a withdrawal and may be subject to withdrawal charges. See "Withdrawal Options" above. The Assured Payment Plan, is designed to provide guaranteed level or increasing annual payments for the Annuitant's life or for the Annuitant's life and the life of a joint Annuitant. If 100% of the Annuity Account Value is applied from an Accumulator Certificate to purchase the Assured Payment Plan at a time when the dollar amount of the withdrawal charge is greater than 2% of remaining contributions (after withdrawals), such withdrawal charge will not be deducted. However, a new withdrawal charge schedule will apply under the Assured Payment Plan. For purposes of the Assured Payment Plan withdrawal charge schedule, the year in which your Annuity Account Value is applied under the Assured Payment Plan will be "Contract Year 1." If 100% of the Annuity Account Value is applied from the Accumulator when the dollar amount of the withdrawal charge is 2% or less, such withdrawal charge will not be deducted and there will be no withdrawal charge schedule under the Assured Payment Plan. You should consider the timing of your purchase as it relates to the potential for withdrawal charges under the Assured Payment Plan. No subsequent contributions will be permitted under the Assured Payment Plan Certificate.

You may also apply your Annuity Account Value to purchase the Assured Payment Plan (Period Certain) once withdrawal charges are no longer in effect. This version of the Assured Payment Plan provides for annual payments for a specified period. No withdrawal charges will apply under the Assured Payment Plan Certificate.

The Assured Payment Plan (Life Annuity with a Period Certain) and Assured Payment Plan (Period Certain) are described in our prospectus for the Assured Payment Plan, dated May 1, 1997. Copies are available from your registered representative.

To purchase this annuity form we also require the return of your Certificate. An Assured Payment Plan Certificate will be issued putting this annuity form into effect.

Depending upon your circumstances, this may be accomplished on a tax-free basis. Consult your tax adviser.

WHEN PAYMENTS ARE MADE

Under applicable law, application of proceeds from the Investment Funds to a variable annuity, payment of a death benefit from the Investment Funds, payment of any portion of the Annuity Account Value (less any applicable withdrawal charge) from the Investment Funds, and, upon surrender, payment of the Cash Value from the Investment Funds will be made within seven calendar days after the Transaction Date. Payments or application of proceeds from the Investment Funds can be deferred for any period during which (1) the New York Stock

Exchange is closed or trading on it is restricted, (2) sales of securities or determination of the fair value of an Investment Fund's assets is not reasonably practicable because of an emergency, or (3) the SEC, by order, permits us to defer payment in order to protect persons with interest in the Investment Funds.

We can defer payment of any portion of the Annuity Account Value in the Guaranteed Period Account (other than for death benefits) for up to six months while you are living. We may also defer payments for any amount attributable to a contribution made in the form of a check for a reasonable amount of time (not to exceed 15 days) to permit the check to clear.

ASSIGNMENT

The Certificates may be assigned at any time before the Annuity Commencement Date and for any purpose other than as collateral or security for a loan. Equitable Life will not be bound by an assignment unless it is in writing and we have received it at our Processing Office. In some cases, an assignment may have adverse tax consequences. See "Part 7: Tax Aspects of the Certificates."

SERVICES WE PROVIDE

O     REGULAR REPORTS

 o Statement of your Certificate values as of the last day of the calendar year;

 o       Three additional reports of your Certificate values each year;

 o       Annual and semi-annual statements of each trust; and

 o       Written confirmation of financial transactions.

O     TOLL-FREE TELEPHONE SERVICES

 o Call 1-800-789-7771 for a recording of daily Accumulation Unit Values and Guaranteed Rates applicable to the Guarantee Periods. Also call during our regular business hours to speak to one of our customer service representatives.

O     PROCESSING OFFICE

 o       For contributions sent by Regular Mail:

         Equitable Life
         Income Management Group
         Post Office Box 13014
         Newark, NJ 07188-0014

 O       FOR CONTRIBUTIONS SENT BY EXPRESS MAIL:

         Equitable Life
         c/o First Chicago National Processing Center
         300 Harmon Meadow Boulevard, 3rd Floor
         Attn: Box 13014
         Secaucus, NJ 07094

 O FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS) SENT BY REGULAR MAIL:

         Equitable Life
         Income Management Group
         P.O. Box 1547
         Secaucus, NJ 07096-1547

 O FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS) SENT BY
         EXPRESS MAIL:

         Equitable Life
         Income Management Group
         200 Plaza Drive
         Secaucus, NJ 07096

DISTRIBUTION OF THE CERTIFICATES

As the distributor of the Certificates, Equitable Distributors, Inc. (EDI), an indirect wholly owned subsidiary of Equitable Life, has responsibility for sales and marketing functions for the Certificates. EDI also serves as the principal underwriter of the Separate Account under the 1940 Act. EDI is registered with the SEC as a broker-dealer under the Exchange Act and is a member of the National Association of Securities Dealers, Inc. EDI's principal business address is 1290 Avenue of the Americas, New York, New York
10104. For 1996, EDI was paid a fee of $        for its services under its
"Distribution Agreement" with Equitable Life and the Separate Account.

The Certificates will be sold by registered representatives of EDI, as well as by unaffiliated broker-dealers with which EDI has entered into selling agreements. Broker-dealer sales compensation will generally not exceed
percent of total contributions made under class X Certificates or    %
annually of Annuity Account Value under class Y Certificates. EDI may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. Broker-dealers receiving sales compensation will generally pay a portion thereof to their registered representatives as commission related to sales of the Certificates. The offering of the Certificates is intended to be continuous.

                         PART 5: DEDUCTIONS AND CHARGES

CHARGES DEDUCTED FROM THE
ANNUITY ACCOUNT VALUE

We allocate the entire amount of each contribution to the Investment Options you select, subject to certain restrictions. We then periodically deduct certain amounts from your Annuity Account Value. Unless otherwise indicated, the charges described below and under "Charges Deducted from the Investment Funds" below will not be increased by us for the life of the Certificates. We may reduce certain charges under group or sponsored arrangements. See "Group or Sponsored Arrangements" below.

Withdrawal Charge (Applicable to X Certificates)

A withdrawal charge will be imposed as a percentage of each contribution made to the extent that a withdrawal exceeds the free corridor amount, or if the Certificate is surrendered to receive its Cash Value. We determine the withdrawal charge separately for each contribution in accordance with the table below.

                                  CONTRACT YEAR
                    1       2       3       4       5       6       7      8+
                 -------------------------------------------------------------
Percentage of
 Contribution      7.0%    6.0%    5.0%    4.0%    3.0%    2.0%    1.0%    0.0%

The applicable withdrawal charge percentage is determined by the Contract Year in which the withdrawal is made or the Certificate is surrendered, beginning with "Contract Year 1" with respect to each contribution withdrawn or surrendered. For each contribution, the Contract Year in which we receive that contribution is "Contract Year 1."

The withdrawal charge is deducted from the Investment Options from which each such withdrawal is made in proportion to the amount being withdrawn from each Investment Option.

    Free Corridor Amount

    The free corridor amount is 15% of the Annuity Account Value at the beginning of the Contract Year minus any amount previously withdrawn during that Contract Year.

Any withdrawal requested that exceeds the free corridor amount will be subject to the withdrawal charge. The 15% free corridor amount is not applicable to a surrender.

For purposes of calculating the withdrawal charge, (1) we treat contributions as being withdrawn on a first-in first-out basis, and (2) amounts withdrawn up to the free corridor amount are not considered a withdrawal of any contributions. Although we treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge, the Federal income tax law treats earnings as withdrawn first. See "Part 7: Tax Aspects of the Certificates."

The withdrawal charge is to help cover sales expenses.

For Certificates issued to a charitable remainder trust, the free corridor amount may be changed to be the greater of (1) the current Annuity Account Value, less the excess of contributions that have not been withdrawn (earnings in the Certificate) and (2) the free corridor amount defined above.

Withdrawal Processing Charge (Applicable to
X Certificates)

We reserve the right to impose a charge of the lesser of $25 and 2.0% of the amount withdrawn for each Lump Sum Withdrawal after the fifth in a Contract Year. This charge, if made, is to cover our administration expenses in processing Lump Sum Withdrawals.

Combined GMDB/GMIB Charge (Applicable to all Certificates)

If you elect GMIB, we deduct a charge annually on each Processing Date for providing a combined GMDB/GMIB benefit. The charge is equal to a percentage of the GMIB Benefit Base in effect on the Processing Date. The percentage under class X and Y Certificates is equal to 0.30%. The percentage under class Z Certificates is equal to 0.50%.

The combined GMDB/GMIB charge will be deducted from your Annuity Account Value in the Investment Funds on a pro rata basis. If there is insufficient value in the Investment Funds, all or a portion of such charge will be deducted from the Guarantee Periods in order of the earliest Expiration Date(s) first. When such charges are allocated to the Guaranteed Period Account, you will not receive the full Guaranteed Rate if held to the Expiration Date. See "Market Value Adjustment for Transfers, Withdrawals or Surrender Prior to the Expiration Date" in Part 3.

Charges for State Premium and Other Applicable Taxes

We deduct a charge for applicable taxes, such as state or local premium taxes, that might be imposed in your state. Generally we deduct this charge from the amount applied to provide an income annuity option. In certain states, however, we may deduct the charge for taxes from contributions. The current tax charge that might be imposed varies by state and ranges from 0% to 3.5% (the rate is 1% in Puerto Rico and 5% in the Virgin Islands).

CHARGES DEDUCTED FROM THE
INVESTMENT FUNDS

Mortality, and Expense Risks Charge (Applicable to all Certificates)

We will deduct a daily charge from the assets in each Investment Fund under each class of Certificate to compensate us for mortality and expense risks including GMDB. The daily charge for each class of Certificate and the corresponding annual rate assessed at a rate based on the assets in each Investment Fund are as follows:

                         X                 Y                 Z
                    CERTIFICATES      CERTIFICATES      CERTIFICATES
Daily Rate                  %                 %                 %
Annual Rate             1.10%             1.10%             0.60%

The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each Certificate, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the GMDB exceeds the Cash Value of the Certificate.

The expense risk assumed is the risk that it will cost us more to issue and administer the Certificates than we expect.

Administration Charge (Applicable to all Certificates)

For each class of Certificate, we will deduct a daily charge from the assets in each Investment Fund, to compensate us for administration expenses under
the Certificates. The daily charge is at a rate of    % (equivalent to an
annual rate of 0.25%) on the assets in each Investment Fund. We reserve the right to increase this charge to an annual rate of 0.35%, the maximum permitted under the Certificates.

Distribution Charge (Applicable to Y Certificates)

We will deduct a daily charge from the assets in each Investment Fund under class Y Certificates to compensate us for sales expenses. The daily charge is assessed at a rate based on the assets in each Investment Fund. The
percentage is at a daily rate of   %, which is equivalent to an annual rate
of 0.20%. This charge will never exceed applicable regulatory limitations.


HR TRUST CHARGES TO PORTFOLIOS

Investment advisory fees charged daily against HR Trust's assets, the Rule 12b-1 Plan fee, direct operating expenses of HR Trust (such as trustees' fees, expenses of independent auditors and legal counsel, bank and custodian charges and liability insurance), and certain investment-related expenses of HR Trust (such as brokerage commissions and other expenses related to the purchase and sale of securities), are reflected in each Portfolio's daily share price. The maximum investment advisory fees paid annually by the Portfolios cannot be changed without a vote by shareholders. They are as follows:


                                        DAILY AVERAGE NET ASSETS
                                 -------------------------------------
                                     FIRST        NEXT         OVER
                                     $350         $400         $750
                                    MILLION      MILLION      MILLION
                                 -----------  -----------  -----------
(Alliance) Aggressive Stock  ...     .500%        .475%        .450%
(Alliance) Common Stock and
 (Alliance) Money Market  ......     .400%        .375%        .350%
(Alliance) Global and
 (Alliance) High Yield .........     .550%        .525%        .500%
(Alliance) Small Cap Growth  ...     .xxx%        .xxx%        .xxx%


                                     FIRST        NEXT         OVER
                                     $750         $750         $1.5
                                    MILLION      MILLION      BILLION
                                 -----------  -----------  -----------
(Alliance) Equity Index ........     .350%        .300%        .250%


Investment advisory fees are established under HR Trust's investment advisory agreements between HR Trust and its investment adviser, Alliance.

The Rule 12b-1 Plan provides that HR Trust, on behalf of each Portfolio may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The Rule 12b-1 Plan fee, which may be waived in the discretion of EDI, may be increased only by action of the Board of Trustees of HR Trust up to a maximum of 0.50% per annum. All of these fees and expenses are described more fully in the HR Trust prospectus.

EQ TRUST CHARGES TO PORTFOLIOS

Investment management fees charged daily against EQ Trust's assets, the Rule 12b-1 Plan fee, direct operating expenses of EQ Trust (such as trustees' fees, expenses of independent auditors and legal counsel, administrative service fees, custodian fees, and liability insurance), and certain investment-related expenses of EQ Trust (such as brokerage commissions and other expenses related to the purchase and sale of securities), are reflected in each Portfolio's daily share price. The investment management fees paid annually by the Portfolios cannot be changed without a vote by shareholders. They are as follows:

                                AVERAGE DAILY NET ASSETS
                                -------------------------
                                FIRST      NEXT       OVER
                                 $20        $30        $50
                               MILLION    MILLION    MILLION
                             ---------  ---------  ---------
T. Rowe Price International
 Stock .....................    .750%      .600%      .500%
T. Rowe Price Equity Income     .400%      .400%      .400%
                               FIRST      NEXT       OVER
                               $150       $150       $300
                              MILLION    MILLION    MILLION
                            ---------  ---------  ---------
EQ/Putnam Growth & Income      .500%      .450%      .350%
EQ/Putnam International
 Equity ...................    .650%      .550%      .450%
EQ/Putnam Investors Growth     .500%      .450%      .350%
EQ/Putnam Balanced ........    .500%      .450%      .350%
MFS Research ..............    .400%      .375%      .350%
MFS Emerging Growth
 Companies ................    .400%      .375%      .350%
                   FIRST      NEXT       NEXT       NEXT       OVER
                   $100        $50        $50       $300       $500
                  MILLION    MILLION    MILLION    MILLION    MILLION
                ---------  ---------  ---------  ---------  ---------
Morgan Stanley
 Markets
 Equity .......    1.150%     .900%      .800%      .600%      .400%
Warburg Pincus
 Small Company
 Value ........     .500%     .500%      .500%      .500%      .500%
                                    FIRST      NEXT       OVER
                                    $100       $200       $300
                                   MILLION    MILLION    MILLION
                                 ---------  ---------  ---------
Merrill Lynch Global Allocation     .500%      .450%      .350%
Merrill Lynch Basic Value  .....    .400%      .375%      .350%

Investment management fees are established under EQ Trust's Investment Management Agreement between EQ Trust and its investment manager, EQ Financial. EQ Financial has entered into expense limitation agreements with EQ Trust, with respect to each Portfolio, pursuant to which EQ Financial has agreed to waive or limit its fees and total annual operating expenses (expressed as a percentage of the Portfolios' average daily net assets) to
  %. See the prospectus for EQ Trust for more information.

The Rule 12b-1 Plan provides that EQ Trust, on behalf of each Portfolio, may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The Rule 12b-1 Plan fees, which may be waived in the discretion of EDI, may be increased only by action of the Board of Trustees of EQ Trust up to a maximum of 0.50% per annum. All of these fees and expenses are described more fully in the EQ Trust prospectus.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge under class X Certificates or change the minimum initial contribution requirements. We may also change the guaranteed minimum death benefit and the guaranteed minimum income benefit. We may also offer Investment Funds investing in Class IA shares of HR Trust and EQ Trust, which are not subject to the 12b-1 Plan fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell Certificates to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Certificates or that have been in existence less than six months will not qualify for reduced charges.

We may also establish different Guaranteed Rates for the Guarantee Periods under different classes of Certificates for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when a Certificate is approved for issue. We may change these rules from time to time. Any variation in the withdrawal charge will reflect differences in costs or services and will not be unfairly discriminatory.

Group and sponsored arrangements may be governed by the Code, the Employee Retirement Income Security Act of 1974 (ERISA), or both. We make no representations as to the impact of those and other applicable laws on such programs. WE RECOMMEND THAT EMPLOYERS, TRUSTEES, AND OTHERS PURCHASING OR MAKING CERTIFICATES AVAILABLE FOR PURCHASE UNDER SUCH PROGRAMS SEEK THE ADVICE OF THEIR OWN LEGAL AND BENEFITS ADVISERS.

OTHER DISTRIBUTION ARRANGEMENTS

Charges may be reduced or eliminated when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and receive no commission or reduced commissions in connection with the sale of the Certificates. In no event will a reduction or elimination of charges be permitted where it would be unfairly discriminatory.

                    PART 6: VOTING RIGHTS

HR TRUST AND EQ TRUST VOTING RIGHTS

As explained previously, contributions allocated to the Investment Funds are invested in shares of the corresponding Portfolios of HR Trust or EQ Trust. Since we own the assets of the Separate Account, we are the legal owner of the shares and, as such, have the right to vote on certain matters. Among other things, we may vote:

o  to elect each Trust's Board of Trustees,
o  to ratify the selection of independent auditors for each trust, and
o on any other matters described in each trust's current prospectus or requiring a vote by shareholders under the 1940 Act.

Because HR Trust is a Massachusetts business trust and EQ Trust is a Delaware business trust, annual meetings are not required. Whenever a shareholder vote is taken, we will give Certificate Owners the opportunity to instruct us how to vote the number of shares attributable to their Certificates. If we do not receive instructions in time from all Certificate Owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in an Investment Fund in the same proportions that Certificate Owners vote.

Each share of each trust is entitled to one vote. Fractional shares will be counted. Voting generally is on a Portfolio-by-Portfolio basis except that shares will be voted on an aggregate basis when universal matters, such as election of Trustees and ratification of independent auditors, are voted upon. However, if the Trustees determine that shareholders in a Portfolio are not affected by a particular matter, then such shareholders generally would not be entitled to vote on that matter.

VOTING RIGHTS OF OTHERS

Currently, we control each trust. EQ Trust shares currently are sold only to our separate accounts. HR Trust shares are held by other separate accounts of ours and by separate accounts of insurance companies affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the Accumulator Certificate Owners, we currently do not foresee any disadvantages arising out of this. HR Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that HR Trust's response to any of those events insufficiently protects our Certificate Owners, we will see to it that appropriate action is taken to protect our Certificate Owners.

SEPARATE ACCOUNT VOTING RIGHTS

If actions relating to the Separate Account require Certificate Owner approval, Certificate Owners will be entitled to one vote for each Accumulation Unit they have in the Investment Funds. Each Certificate Owner who has elected a variable annuity payout may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in an Investment Fund divided by the Accumulation Unit Value for that Investment Fund. We will cast votes attributable to any amounts we have in the Investment Funds in the same proportion as votes cast by Certificate Owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable Federal securities laws. To the extent that those laws or the regulations promulgated under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

               PART 7: TAX ASPECTS OF THE CERTIFICATES

This prospectus generally covers our understanding of the current Federal income tax rules that apply to an annuity purchased with after-tax dollars (non-qualified annuity). This section does not apply to Qualified Plan Certificates discussed in Appendix II.

This prospectus does not provide detailed tax information and does not address issues such as state income and other taxes or Federal gift and estate taxes. Please consult a tax adviser when considering the tax aspects of the Accumulator Certificates.

TAX CHANGES

The United States Congress has in the past considered and may in the future consider proposals for legislation that, if enacted, could change the tax treatment of annuities. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing laws. State tax laws or, if you are not a United States resident, foreign tax laws, may affect the tax consequences to you or the beneficiary. These laws may change from time to time without notice and, as a result, the tax consequences may be altered. There is no way of predicting whether, when or in what form any such change would be adopted.

Any such change could have retroactive effects regardless of the date of enactment. We suggest you consult your legal or tax adviser.

TAXATION OF NON-QUALIFIED ANNUITIES

Equitable Life has designed the Accumulator Certificate to qualify as an "annuity" for purposes of Federal income tax law. Gains in the Annuity Account Value of the Certificate generally will not be taxable to an individual until a distribution occurs, either by a withdrawal of part or all of its value or as a series of periodic payments. However, there are some exceptions to this rule: (1) if a Certificate fails the investment diversification requirements; (2) if an individual transfers a Certificate as a gift to someone other than a spouse (or divorced spouse), any gain in its Annuity Account Value will be taxed at the time of transfer; (3) the assignment or pledge of any portion of the value of a Certificate will be treated as a distribution of that portion of the Certificate; and (4) when an insurance company (or its affiliate) issues more than one non-qualified deferred annuity certificate or contract during any calendar year to the same taxpayer, the certificates or contracts are required to be aggregated in computing the taxable amount of any distribution.

Corporations, partnerships, trusts and other non-natural persons generally cannot defer the taxation of current income credited to the Certificate unless an exception under the Code applies.

Prior to the Annuity Commencement Date, any withdrawals which do not terminate your total interest in the Certificate are taxable to you as ordinary income to the extent there has been a gain in the Annuity Account Value. The balance of the distribution is treated as a return of the "investment" or "basis" in the Certificate and is not taxable. Generally, the investment or basis in the Certificate equals the contributions made, less any amounts previously withdrawn which were not taxable. Special rules may apply if contributions made to another annuity certificate or contract prior to August 14, 1982 are transferred to a Certificate in a tax-free exchange. To take advantage of these rules, you should notify us prior to such an exchange.

If you surrender or cancel the Certificate, the distribution is taxable to the extent it exceeds the investment in the Certificate.

Once annuity payments begin, a portion of each payment is considered to be a tax-free recovery of investment based on the ratio of the investment to the expected return under the Certificate. The remainder of each payment will be taxable. In the case of a variable annuity, special rules apply if the payments received in a year are less than the amount permitted to be recovered tax-free. In the case of a life annuity, after the total investment has been recovered, future payments are fully taxable. If payments cease as a result of death, a deduction for any unrecovered investment will be allowed.

The taxable portion of a distribution is treated as ordinary income and is subject to income tax withholding. See "Federal and State Income Tax Withholding" below. In addition, a penalty tax of 10% applies to the taxable portion of a distribution unless the distribution is (1) made on or after the date the taxpayer attains age 59 1/2, (2) made on or after the taxpayer's death, (3) attributable to the disability of the taxpayer, (4) part of a series of substantially equal installments as an annuity for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a beneficiary, or (5) with respect to income allocable to amounts contributed to an annuity certificate or contract prior to August 14, 1982 which are transferred to the Certificate in a tax-free exchange.

If, as a result of the Annuitant's death, the beneficiary is entitled to receive the death benefit described in Part 4, the beneficiary is generally subject to the same tax treatment as would apply to you, had you surrendered the Certificate (discussed above).

If the beneficiary elects to take the death benefit in the form of a life income or installment option, the election should be made within 60 days after the day on which a lump sum death benefit first becomes payable and before any benefit is actually paid. The tax computation will reflect your investment in the Certificate.

The Certificate provides a minimum guaranteed death benefit that in certain circumstances may be greater than either the contributions made or the Annuity Account Value. This provision provides investment protection against an untimely termination of a Certificate on the death of an Annuitant at a time when the Certificate's Annuity Account Value might otherwise have provided a lower benefit. Although we do not believe that the provision of this benefit should have any adverse tax effect, it is possible that the IRS could take a contrary position and could assert that some portion of the charges for the minimum guaranteed death benefit should be treated for Federal income tax purposes as a partial withdrawal from the Certificate. If this were so, such a deemed withdrawal could be taxable, and for Certificate Owners under age 59 1/2, also subject to tax penalty.

FEDERAL AND STATE INCOME TAX
WITHHOLDING

Equitable Life is required to withhold Federal income tax on the taxable portion of annuity payments, unless the recipient elects not to be subject to income tax withholding. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld or does not make sufficient estimated income tax payments, however, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding. Requests not to withhold Federal income tax must be made in writing prior to receiving benefits under the Certificate. Our Processing Office will provide forms for this purpose. No election out of withholding is valid unless the recipient provides us with the correct taxpayer identification number and a United States residence address.

Certain states have indicated that income tax withholding will apply to payments made from the Certificate to residents. In some states, a recipient may elect out of state withholding. Generally, an election out of Federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our Processing Office at the toll-free number and consult your tax adviser.

Periodic payments are generally subject to wage-bracket type withholding (as if such payments were payments of wages by an employer to an employee) unless the recipient elects no withholding. If a recipient does not elect out of withholding or does not specify the number of withholding exemptions, withholding will generally be made as if the recipient is married and claiming three withholding exemptions. There is an annual threshold of taxable income from periodic annuity payments which is exempt from withholding based on this assumption. For 1997, a recipient of periodic payments (e.g., monthly or annual payments) which total less than a $14,400 taxable amount will generally be exempt from Federal income tax withholding, unless the recipient specifies a different choice of withholding exemption. A withholding election may be revoked at any time and remains effective until revoked. If a recipient fails to provide a correct taxpayer identification number, withholding is made as if the recipient is single with no exemptions.

A recipient of a non-periodic distribution (total or partial) will generally be subject to withholding at a flat 10% rate. A recipient who provides a United States residence address and a correct taxpayer identification number will generally be permitted to elect not to have tax withheld.

All recipients receiving periodic and non-periodic payments will be further notified of the withholding requirements and of their right to make withholding elections.

OTHER WITHHOLDING

As a general rule, if death benefits are payable to a person two or more generations younger than you, a Federal generation skipping tax may be payable with respect to the benefit at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to transfers which would also be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, you should consult with your tax adviser for specific information, especially where benefits are passing to younger generations, as opposed to a spouse or child.

If we believe a benefit may be subject to generation skipping tax we may be required to withhold for such tax unless we receive acceptable written confirmation that no such tax is payable.

SPECIAL RULES FOR CERTIFICATES ISSUED IN PUERTO RICO

Under current law Equitable Life treats income from Accumulator Certificates as U.S.-source. A Puerto Rico resident is subject to U.S. taxation on such U.S.-source income. Only Puerto Rico-source income of Puerto Rico residents is excludable from U.S. taxation. Income from Accumulator Certificates is also subject to Puerto Rico tax. The computation of the taxable portion of amounts distributed from a Certificate may differ in the two jurisdictions. Therefore, an individual might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income for each. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on an individual's personal situation and the timing of the different tax liabilities, an individual may not be able to take full advantage of this credit.

Please consult your tax adviser to determine the applicability of these rules to your own tax situation.

IMPACT OF TAXES TO EQUITABLE LIFE

The Certificates provide that Equitable Life may charge the Separate Account for taxes. Equitable Life can set up reserves for such taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

Transfers among the Investment Funds or between the Guaranteed Period Account and one or more Investment Funds are not taxable.

                    PART 8: KEY FACTORS IN RETIREMENT PLANNING

INTRODUCTION

The Accumulator is available to help meet the retirement income and investment needs of individuals. In assessing these retirement needs, some key factors need to be addressed: (1) the impact of inflation on fixed retirement incomes; (2) the importance of planning early for retirement; (3) the benefits of tax-deferral; (4) the selection of an appropriate investment strategy; and (5) the benefit of annuitization. Each of these factors is addressed below.

Unless otherwise noted, all of the following presentations use an assumed annual rate of return of 7.5% compounded annually. This rate of return is for illustrative purposes only and is not intended to represent an expected or guaranteed rate of return for any investment vehicle, including the Accumulator. In addition, unless otherwise noted, none of the illustrations reflect any charges that may be applied under a particular investment vehicle, including the Accumulator. Such charges would effectively reduce the actual return under any investment vehicle.

All earnings in these presentations are assumed to accumulate tax-deferred unless otherwise noted. Most programs designed for retirement savings offer tax-deferral. Monies are taxed upon withdrawal and a 10% penalty tax may apply to premature withdrawals. Certain retirement programs prohibit early withdrawals. See "Part 7: Tax Aspects of the Certificates." Where taxes are taken into consideration in these presentations, a 28% tax rate is assumed.

The source of the data used by us to compile the charts which appear in this
Part 8 (other than charts 1, 2, 3, 4 and 7) is Ibbotson Associates, Inc. Chicago. Stocks, Bonds, Bills and Inflation 1996 Yearbook (TM). All rights reserved.

In reports or other communications or in advertising material we may make use of these or other graphic or numerical illustrations that we prepare showing the impact of inflation, planning early for retirement, tax-deferral, diversification and other concepts important to retirement planning.

INFLATION

Inflation erodes purchasing power. This means that, in an inflationary period, the dollar is worth less as time passes. Because many people live on a fixed income during retirement, inflation is of particular concern to them. The charts that follow illustrate the detrimental impact of inflation over an extended period of time. Between 1965 and 1995, the average annual inflation rate was 5.39%. As demonstrated in Chart 1, this 5.39% annual rate of inflation would cause the purchasing power of $35,000 to decrease to only $7,246 after 30 years.

In Chart 2, the impact of inflation is examined from another perspective. Specifically, the chart illustrates the additional income needed to maintain the purchasing power of $35,000 over a thirty year period. Again, the 1965-1995 historical inflation rate of 5.39% is used. In this case, an additional $134,064 would be required to maintain the purchasing power of $35,000 after 30 years.

                            CHART 1

		 [THE FOLLOWING TABLE WAS REPRESENTED AS A
		    3-D BAR GRAPH IN THE PROSPECTUS]

                      Today        --       $35,000
                      10 years     --       $20,705
                      20 years     --       $12,248
                      30 years     --       $ 7,246

		 [END OF GRAPHICALLY REPRESENTED DATA]

			       CHART 2
                        ANNUAL INCOME NEEDED

		 [THE FOLLOWING TABLE WAS REPRESENTED AS A
		    3-D BAR GRAPH IN THE PROSPECTUS]

                      Today        --       $ 35,000
                      10 years     --       $ 59,165
                      20 years     --       $100,013
                      30 years     --       $169,064

              Increase Needed:  $24,165   $65,013   $134,064

		 [END OF GRAPHICALLY REPRESENTED DATA]

STARTING EARLY

The impact of inflation accentuates the need to begin a retirement program early. The value of starting early is illustrated in the following charts.

As shown in Chart 3, if an individual makes annual contributions of $2,500 to his or her retirement program beginning at age 30, he or she would accumulate $414,551 by age 65 under the assumptions described earlier. If that individual waited until age 50, he or she would only accumulate $70,193 by age 65 under the same assumptions.

                                        CHART 3

                         [THE FOLLOWING TABLE WAS REPRESENTED AS
                         A STACKED AREA GRAPH IN THE PROSPECTUS:]

                          30 .................  $414,551
                          40 .................  $182,691
                          50 .................  $ 70,193
             BLACK - Age 30    GRAY - Age 40     DOTTED - Age 50

                      [END OF GRAPHICALLY REPRESENTED DATA]

In Table 1, the impact of starting early is demonstrated in another format. For example, if an individual invests $300 monthly, he or she would accumulate $387,193 in thirty years under our assumptions. In contrast, if that individual invested the same $300 per month for 15 years, he or she would accumulate only $97,804 under our assumptions.

                                   TABLE 1

    MONTHLY        YEAR      YEAR      YEAR       YEAR       YEAR
 CONTRIBUTION       10        15        20         25         30
--------------  --------  --------  ---------  ---------  ---------
     $ 20        $ 3,532   $ 6,520   $ 10,811   $ 16,970   $ 25,813
       50          8,829    16,301     27,027     42,425     64,532
      100         17,659    32,601     54,053     84,851    129,064
      200         35,317    65,202    108,107    169,701    258,129
      300         52,969    97,804    162,160    254,552    387,193

Chart 4 presents an additional way to demonstrate the significant impact of starting to make contributions to a retirement program earlier rather than later. It assumes that an individual had a goal to accumulate $250,000 (pre-tax) by age 65. If he or she starts at age 30, under our assumptions he or she could reach the goal by making a monthly pre-tax contribution of $130 (equivalent to $93 after taxes). The total net cost for the 30 year old in this hypothetical example would be $39,265. If the individual in this hypothetical example waited until age 50, he or she would have to make a monthly pre-tax contribution of $767 (equivalent to $552 after taxes) to attain the goal, illustrating the importance of starting early.

                                   CHART 4

                            GOAL: $250,000 BY AGE 65

                        [THE FOLLOWING TABLE WAS REPRESENTED
                        AS A BAR GRAPH IN THE PROSPECTUS:]

						B	     W
           $ 93 a Month ............. 30     $39,265     $210,735
           $212 a Month ............. 40     $63,641     $186,359
           $552 a Month ............. 50     $99,383     $150,617

                        BLACK - Net Cost
                        WHITE - Tax-Deferred Earnings at 7.5%

                      [END OF GRAPHICALLY REPRESENTED DATA]

TAX-DEFERRAL

Contributing to a retirement plan early is part of an effective strategy for addressing the impact of inflation. Another part of such a strategy is to carefully select the types of retirement programs in which to invest. In deciding where to invest retirement contributions, there are three basic types of programs.

The first type offers the most tax benefits, and therefore is potentially the most beneficial for accumulating funds for retirement. Contributions are made with pre-tax dollars or are tax-deductible and earnings grow income tax-deferred. An example of this type of program is the deductible Individual Retirement Annuity (IRA).

The second type of program also provides for tax deferred earnings growth; however, contributions are made with after-tax dollars. Examples of this type of program are non-deductible IRAs and non-qualified annuities.

The third approach to retirement savings is fully taxable. Contributions are made with after-tax dollars and earnings are taxed each year. Examples of this type of program include certificates of deposit, savings accounts, and taxable stock, bond or mutual fund investments.

Consider an example. For the type of retirement program that offers both pre-tax contributions and tax-deferral, assume that a $2,000 annual pre-tax contribution is made for thirty years. In this example, the retirement funds would be $177,224 after thirty years (assuming a 7.5% rate of return, no withdrawals and assuming the deduction of the 1.20% Separate Account daily asset charge--but no withdrawal charge or other charges under the Certificate, or Trust charges to Portfolios), and such funds would be $222,309 without the effect of any charges. Assuming a lump sum withdrawal was made in year thirty and a 28% tax bracket, these amounts would be $127,601 and $160,062, respectively.

For the type of program that offers only tax-deferral, assume an after-tax annual contribution of $1,440 for thirty years and the same rate of return. The after-tax contribution is derived by taxing the $2,000 pre-tax contribution again assuming a 28% tax bracket. In this example, the retirement funds would be $127,601 after thirty years assuming the deduction of charges and no withdrawals, and $160,062 without the effect of charges. Assuming a lump sum withdrawal in year thirty, the total after-tax amount would be $103,969 with charges deducted and $127,341 without charges as described above.

For the fully taxable investment, assume an after-tax contribution of $1,440 for thirty years. Earnings are taxed annually. After thirty years, the amount of this fully taxable investment is $108,046.

Keep in mind that taxable investments have fees and charges too (investment advisory fees, administrative charges, 12b-1 fees, sales loads, brokerage commissions, etc.). We have not attempted to apply these fees and charges to the fully taxable amounts since this is intended merely as an example of tax deferral.

Again, it must be emphasized that the assumed rate of return of 7.5% compounded annually used in these examples is for illustrative purposes only and is not intended to represent a guaranteed or expected rate of return on any investment vehicle. Moreover, early withdrawals of tax-deferred investments are generally subject to a 10% penalty tax.

INVESTMENT OPTIONS

Selecting an appropriate retirement program is clearly an important part of an effective retirement planning strategy. Carefully choosing among Investment Options is another essential component.

During the 1965-1995 period, common stock average annual returns outperformed the average annual returns of fixed investments such as long-term government bonds and Treasury Bills (T-Bills). See "Notes" below. Common stocks earned an average annual return of 10.68% over this period, in contrast to 6.72% and 7.92% for the other two investment categories. Significantly, common stock returns also outpaced inflation which grew at 5.39% over this period.

Although common stock returns have historically outpaced returns of fixed investments, people often allocate a significant percentage of their retirement funds to fixed return investments. Their primary concern is the preservation of principal. Given this concern, Chart 5 illustrates the impact of exposing only the interest generated by a fixed investment to the stock market. In this illustration, the fixed investment is represented by a Treasury Bill return and the stock investment is represented by the Standard & Poor's 500 ("S&P 500").

The chart assumes that a $20,000 fixed investment was made on January 1, 1980. If the interest on that investment were to accumulate based upon the return of the S&P 500, the total investment would have been worth $131,033 in 1995. Had the interest been reinvested in the fixed investment, the fixed investment would have grown to $62,379. As illustrated in Chart 5, significant opportunities for growth exist while preserving principal. See "Notes" below.

                                   CHART 5

$131,033 with Interest Exposed to Stock Market (S&P 500)

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PROSPECTUS]

          Market Value  Market Value
Month      of S&P 500    If 100% in
Ending    & Fixed Acct   3 Mo. T-Bill

  1980 J     20,160        20,160
       F     20,338        20,339
       M     20,547        20,586
       A     20,823        20,845
       M     21,031        21,014
       J     21,183        21,142
       J     21,369        21,254
       A     21,515        21,390
       S     21,708        21,550
       O     21,930        21,755
       N     22,333        21,964
       D     22,522        22,252
  1981 J     22,619        22,483
       F     22,888        22,724
       M     23,239        22,999
       A     23,386        23,247
       M     23,637        23,514
       J     23,878        23,832
       J     24,129        24,127
       A     24,156        24,436
       S     24,196        24,739
       O     24,659        25,039
       N     25,079        25,306
       D     25,118        25,527
  1982 J     25,195        25,731
       F     25,113        25,968
       M     25,278        26,222
       A     25,722        26,518
       M     25,770        26,799
       J     25,861        27,057
       J     25,945        27,341
       A     26,850        27,549
       S     27,028        27,689
       O     27,937        27,852
       N     28,411        28,028
       D     28,690        28,216
  1983 J     29,131        28,410
       F     29,492        28,587
       M     29,965        28,767
       A     30,862        28,971
       M     30,943        29,171
       J     31,495        29,366
       J     31,284        29,584
       A     31,627        29,808
       S     31,938        30,035
       O     31,930        30,263
       N     32,348        30,475
       D     32,418        30,698

  1984 J     32,490        30,931
       F     32,222        31,150
       M     32,577        31,378
       A     32,826        31,632
       M     32,297        31,879
       J     32,719        32,118
       J     32,701        32,381
       A     34,295        32,650
       S     34,470        32,931
       O     34,708        33,260
       N     34,705        33,503
       D     35,205        33,717
  1985 J     36,503        33,936
       F     36,845        34,133
       M     37,000        34,345
       A     37,089        34,592
       M     38,272        34,820
       J     38,673        35,012
       J     38,748        35,229
       A     38,744        35,423
       S     38,262        35,635
       O     39,208        35,867
       N     40,706        36,086
       D     41,803        36,320
  1986 J     42,011        36,524
       F     43,792        36,717
       M     45,230        36,938
       A     45,021        37,130
       M     46,493        37,312
       J     47,036        37,506
       J     45,602        37,701
       A     47,609        37,874
       S     45,430        38,045
       O     46,935        38,220
       N     47,703        38,369
       D     47,070        38,557
  1987 J     50,789        38,719
       F     52,147        38,885
       M     53,115        39,068
       A     52,912        39,240
       M     53,327        39,389
       J     55,086        39,578
       J     56,925        39,760
       A     58,441        39,947
       S     57,685        40,127
       O     49,695        40,367
       N     47,333        40,509
       D     49,428        40,667
  1988 J     50,743        40,785
       F     52,280        40,972
       M     51,393        41,152
       A     51,824        41,342
       M     52,174        41,553
       J     53,765        41,756
       J     53,732        41,969
       A     52,733        42,217
       S     54,245        42,478
       O     55,302        42,738
       N     54,915        42,981
       D     55,673        43,252

  1989 J     58,362        43,490
       F     57,529        43,755
       M     58,548        44,048
       A     60,672        44,343
       M     62,465        44,694
       J     62,377        45,011
       J     66,323        45,326
       A     67,365        45,662
       S     67,310        45,958
       O     66,344        46,271
       N     67,446        46,590
       D     68,687        46,874
  1990 J     65,533        47,142
       F     66,234        47,410
       M     67,578        47,714
       A     66,541        48,043
       M     71,214        48,370
       J     70,982        48,674
       J     70,955        49,005
       A     66,481        49,329
       S     64,314        49,625
       O     64,286        49,962
       N     67,252        50,247
       D     68,667        50,548
  1991 J     70,922        50,811
       F     74,664        51,055
       M     76,053        51,280
       A     76,316        51,552
       M     78,820        51,794
       J     76,216        52,011
       J     78,945        52,266
       A     80,422        52,507
       S     79,523        52,748
       O     80,405        52,970
       N     78,042        53,176
       D     84,752        53,378
  1992 J     83,616        53,560
       F     84,486        53,710
       M     83,290        53,892
       A     85,196        54,065
       M     85,604        54,216
       J     84,717        54,390
       J     87,387        54,558
       A     86,078        54,700
       S     86,890        54,842
       O     87,176        54,969
       N     89,486        55,095
       D     90,453        55,249
  1993 J     91,013        55,376
       F     92,016        55,498
       M     93,614        55,637
       A     91,858        55,770
       M     93,843        55,893
       J     94,136        56,033
       J     93,836        56,167
       A     96,699        56,308
       S     96,183        56,454
       O     97,774        56,578
       N     97,093        56,720
       D     98,087        56,850

  1994 J    100,753        56,992
       F     98,615        57,112
       M     95,249        57,266
       A     96,281        57,421
       M     97,589        57,605
       J     95,734        57,783
       J     98,297        57,945
       A    101,558        58,159
       S     99,666        58,375
       O    101,566        58,596
       N     98,647        58,813
       D     99,883        59,072

  1995 J    102,044        59,320
       F    105,307        59,557
       M    107,925        59,831
       A    110,571        60,095
       M    114,257        60,419
       J    116,566        60,703
       J    119,871        60,976
       A    120,235        61,263
       S    124,521        61,526
       O    124,249        61,816
       N    128,920        62,075
       D    131,033        63,379

$62,379 Without Interest Exposed to Stock Market
     (S&P 500)

[END OF GRAPHICALLY REPRESENTED DATA]

Another variation of the example in Chart 5 is to gradually transfer principal from a fixed investment into the stock market. Chart 6 assumes that a $20,000 fixed investment was made on January 1, 1980. For the next two years, $540 is transferred monthly into the stock market (represented by the S&P 500). The total investment, given this strategy, would have grown to $139,695 in 1995. In contrast, had the principal not been transferred, the fixed investment would have grown to $62,379. See "Notes" below.

                                   CHART 6

$139,695 with Principal Transfer

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PROSPECTUS]

          Market Value    Market Value
Month     of S&P 500      If 100% in
Ending    & Fixed Acct    3 Mo. T-Bil

1980 J      20540          20160
     F      20702          20339
     M      20770          20586
     A      21068          20845
     M      21425          21014
     J      21659          21142
     J      22000          21254
     A      22149          21390
     S      22394          21550
     O      22623          21755
     N      23446          21964
     D      23372          22252
1981 J      23246          22483
     F      23569          22724
     M      24053          22999
     A      24031          23247
     M      24246          23514
     J      24324          23832
     J      24514          24127
     A      24051          24436
     S      23651          24739
     O      24397          25039
     N      25087          25306
     D      24857          25527
1982 J      24193          25731
     F      23594          25968
     M      23618          26222
     A      24248          26518
     M      23995          26799
     J      23892          27057
     J      23731          27341
     A      25407          27549
     S      25647          27689
     O      27281          27852
     N      28031          28028
     D      28386          28216
1983 J      29041          28410
     F      29568          28587
     M      30282          28767
     A      31737          28971
     M      31721          29171
     J      32549          29366
     J      32000          29584
     A      32424          29808
     S      32790          30035
     O      32616          30263
     N      33176          30475
     D      33142          30698
1984 J      33104          30931
     F      32544          31150
     M      32969          31378
     A      33202          31632
     M      32246          31879
     J      32767          32118
     J      32593          32381
     A      34841          32650
     S      34959          32931
     O      35133          33260
     N      35058          33503
     D      35692          33717

1985 J      37434          33936
     F      37844          34133
     M      37970          34345
     A      37984          34592
     M      39531          34820
     J      40023          35012
     J      40038          35229
     A      39976          35423
     S      39254          35635
     O      40428          35867
     N      42341          36086
     D      43701          36320
1986 J      43926          36524
     F      46184          36717
     M      47968          36938
     A      47659          37130
     M      49498          37312
     J      50136          37506
     J      48265          37701
     A      50769          37874
     S      47982          38045
     O      49830          38220
     N      50767          38369
     D      49918          38557
1987 J      54519          38719
     F      56165          38885
     M      57317          39068
     A      57035          39240
     M      57525          39389
     J      59630          39578
     J      61849          39760
     A      63662          39947
     S      62711          40127
     O      52932          40367
     N      50090          40509
     D      52585          40667
1988 J      54165          40785
     F      55951          40972
     M      54862          41152
     A      55344          41342
     M      55720          41553
     J      57582          41756
     J      57509          41969
     A      56280          42217
     S      58018          42478
     O      59225          42738
     N      58749          42981
     D      59588          43252
1989 J      62695          43490
     F      61691          43755
     M      62824          44048
     A      65234          44343
     M      67232          44694
     J      67118          45011
     J      71581          45326
     A      72728          45662
     S      72661          45958
     O      71544          46271
     N      72760          46590
     D      74150          46874
1990 J      70617          47142
     F      71385          47410
     M      72851          47714
     A      71676          48043
     M      76833          48370
     J      76576          48674
     J      76526          49005
     A      71611          49329
     S      69246          49625
     O      69192          49962
     N      72438          50247
     D      73964          50548
1991 J      76420          50811
     F      80470          51055
     M      81977          51280
     A      82241          51552
     M      84947          51794
     J      82165          52011
     J      85076          52266
     A      86666          52507
     S      85709          52748
     O      86662          52970
     N      84157          53176
     D      91300          53378

1992 J      90106          53560
     F      91047          53710
     M      89770          53892
     A      91798          54065
     M      92244          54216
     J      91302          54390
     J      94130          54558
     A      92765          54700
     S      93626          54842
     O      93940          54969
     N      96377          55095
     D      97388          55249
1993 J      97994          55376
     F      99055          55498
     M     100732          55637
     A      98899          55770
     M     100989          55893
     J     101297          56033
     J     100991          56167
     A     103992          56308
     S     103458          56454
     O     105136          56578
     N     104425          56720
     D     105474          56850
1994 J     108259          56992
     F     106046          57112
     M     102533          57266
     A     103617          57421
     M     104976          57605
     J     103062          57783
     J     105741          57945
     A     109118          58159
     S     107170          58375
     O     109151          58596
     N     106146          58813
     D     107426          59072
1995 J     109681          59320
     F     113071          59557
     M     115775          59831
     A     118526          60095
     M     122319          60419
     J     124733          60703
     J     128155          60976
     A     128547          61263
     S     132973          61526
     O     132710          61816
     N     137525          62075
     D     139695          62379


$62,379 Without Principal Transfer

[END OF GRAPHICALLY REPRESENTED DATA]

NOTES

1. Common Stocks: Standard & Poor's (S&P) Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. Results shown assume reinvestment of dividends. Both market value and return on common stock will vary.

2. U.S. Government Securities: Long-term Government Bonds are measured using a one-bond portfolio constructed each year containing a bond with approximately a 20-year maturity and a reasonably current coupon. U.S. Treasury Bills are measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month. U.S. Government securities are guaranteed as to principal and interest, and if held to maturity, offer a fixed rate of return. However, market value and return on such securities will fluctuate prior to maturity.

The Accumulator can be an effective program for diversifying ongoing investments between various asset categories. In addition, the Accumulator offers special features which help address the risk associated with timing the equity markets, such as dollar cost averaging. By transferring the same dollar amount each month from the Money Market Fund to other Investment Funds, dollar cost averaging attempts to shield your investment from short term price fluctuations. This, however, does not assure a profit or protect against a loss in declining markets.

THE BENEFIT OF ANNUITIZATION

An individual may shift the risk of outliving his or her principal by electing a lifetime income annuity. See "Income Annuity Options," in Part 4. Chart 7 below shows the monthly income that can be generated under various forms of life annuities, as compared to receiving level payments of interest only or principal and interest from the investment. Calculations in the Chart are based on the following assumption: a $100,000 contribution was made at one of the ages shown, annuity payments begin immediately, and a 5% annuitization interest rate is used. For purposes of this example, principal and interest are paid out on a level basis over 15 years. In the case of the interest only scenario, the principal is always available and may be left to other individuals at death. Under the principal and interest scenario, a portion of the principal will be left at death, assuming the individual dies within the 15 year period. In contrast, under the life annuity scenarios, there is no residual amount left.

                                   CHART 7
                                MONTHLY INCOME
                           ($100,000 CONTRIBUTION)

                            PRINCIPAL                       JOINT AND SURVIVOR*
               INTEREST        AND                 -----------------------------------
                 ONLY      INTEREST FOR    SINGLE     50% TO     66.67% TO    100% TO
 ANNUITANT     FOR LIFE      15 YEARS       LIFE     SURVIVOR    SURVIVOR     SURVIVOR
-----------  ----------  --------------  --------  ----------  -----------  ----------
Male 65          $401          $785        $  617      $560        $544         $513
Male 70           401           785           685       609         588          549
Male 75           401           785           771       674         646          598
Male 80           401           785           888       760         726          665
Male 85           401           785         1,045       878         834          757

------------

   The numbers are based on 5% interest compounded annually and the 1983 Individual Annuity Mortality Table "a" projected with modified Scale G. Annuity purchase rates available at annuitization may vary, depending primarily on the annuitization interest rate, which may not be less than an annual rate of 2.5%.

    * The Joint and Survivor Annuity Forms are based on male and female Annuitants of the same age.

                      PART 9: INDEPENDENT ACCOUNTANTS

The consolidated financial statements and consolidated financial statement schedules of Equitable Life at December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 included in Equitable Life's Annual Report on Form 10-K, incorporated by reference in the prospec tus, have been examined by Price Waterhouse LLP, independent accountants, whose reports thereon are incorporated herein by reference. Such consolidated financial statements and consolidated financial statement schedules have been incorporated herein by reference in reliance upon the reports of Price Waterhouse LLP given upon their authority as experts in accounting and auditing.

                 APPENDIX I: MARKET VALUE ADJUSTMENT EXAMPLE


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 were allocated on February 15, 1998 to a Guarantee Period with an Expiration Date of February 15, 2007 at a Guaranteed Rate of 7.00% resulting in a Maturity Value at the Expiration Date of $183,846, and further assuming that a withdrawal of $50,000 were made on February 15, 2002.

                                                   ASSUMED
                                              GUARANTEED RATE ON
                                              FEBRUARY 15, 2002
                                           ----------------------
                                              5.00%       9.00%
                                           ----------  ----------
As of February 15, 2002 (Before Withdrawal)
-----------------------------------------
(1) Present Value of Maturity Value, also
    Annuity Account Value ................   $144,048    $119,487
(2) Guaranteed Period Amount .............    131,080     131,080
(3) Market Value Adjustment: (1)-(2)  ....     12,968     (11,593)

February 15, 2002 (After Withdrawal)
-----------------------------------------
(4) Portion of (3) Associated
    with Withdrawal: (3) x [$50,000 /
    (1)] .................................   $  4,501    $ (4,851)
(5) Reduction in Guaranteed
    Period Amount: [$50,000-(4)]  ........     45,499      54,851
(6) Guaranteed Period Amount: (2)-(5)  ...     85,581      76,229
(7) Maturity Value .......................    120,032     106,915
(8) Present Value of (7), also
    Annuity Account Value ................     94,048      69,487

You should note that under this example if a withdrawal is made when rates have increased (from 7.00% to 9.00% in the example), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased (from 7.00% to 5.00% in the example), a portion of a positive market value adjustment is realized.

                   APPENDIX II: QUALIFIED PLAN CERTIFICATES

CONTRIBUTIONS

When issued with the appropriate endorsement, Accumulator Certificates may be used as an investment vehicle for a defined contribution plan maintained by an employer and which is a tax qualified plan within the meaning of Section 401(a) for the Code.

When issued in connection with such a qualified plan, we will only accept employer contributions from a trust under a plan qualified under Section 401(a) of the Code. If the plan contains a cash or deferred arrangement within the meaning of Section 401(k) of the Code, contributions may include employee pre-tax and employer matching or other employer contributions, but not employee after-tax contributions to the plan.

CERTIFICATE OWNER, ANNUITANT AND BENEFICIARY

The Certificate Owner must be the trustee of a trust for a qualified plan maintained by the employer. The Annuitant must be the participant/employee and the beneficiary under the Certificate must be the Certificate Owner.

PURCHASE CONSIDERATIONS

Any trustee considering a purchase of the Accumulator should discuss with its tax adviser whether this is an appropriate investment vehicle for the employer's plan. The form of Certificate and this prospectus should be reviewed in full, and the following factors, among others, should be noted. This Certificate accepts transfer contributions only and not regular, ongoing payroll contributions. For 401(k) plans, no employee after-tax contributions are accepted. Further, Equitable will not perform or provide any plan record keeping services with respect to this Certificate. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the Certificates, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Finally, because the method of purchasing the Certificates and the features of the Certificates may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the Certificates are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the Certificates would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

        APPENDIX III: GUARANTEED MINIMUM DEATH BENEFIT (GMDB) EXAMPLE


Under the Certificates the death benefit is equal to, the Annuity Account Value or, if greater, the GMDB (see "GMDB" in Part 4).

The following is an example illustrating the calculation of the GMDB. Assuming $100,000 is allocated to the Investment Funds (with no allocation to the Money Market Fund or the Guarantee Periods), no subsequent contributions and no withdrawals, the GMDB for an Annuitant age 45 would be calculated as follows:

   END OF                     6% TO AGE 80   ANNUAL RATCHET
 CONTRACT        ANNUITY         ROLL UP        TO AGE 80
    YEAR      ACCOUNT VALUE      GMDB(1)          GMDB
----------  ---------------  -------------  ---------------
     1          $105,000        $106,000       $105,000(2)
     2          $115,500        $112,360       $115,500(2)
     3          $132,825        $119,102       $132,825(2)
     4          $106,260        $126,248       $132,825(3)
     5          $116,886        $133,823       $132,825(3)
     6          $140,263        $141,852       $140,263(3)
     7          $140,263        $150,363       $140,263(2)

The Annuity Account Values for Contract Years 1 through 7 are determined based on hypothetical rates of return of 5.00%, 10.00%, 15.00%, (20.00)%, 10.00%, 20.00% and 0.00%, respectively.

6% TO AGE 80 ROLL UP

   (1)For Contract Years 1 through 7, the GMDB equals the initial contribution increased by 6%.

ANNUAL RATCHET TO AGE 80

   (2)At the end of Contract Years 1, 2 and 3 and again at the end of Contract Year 6, the GMDB is equal to the current Annuity Account Value.

   (3)At the end of Contract Years 4, 5 and 7, the GMDB is equal to the GMDB at the end of the prior year since it is higher than the current Annuity Account Value.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

                                                        PAGE
                                                        --------
Part 1:      Accumulation Unit Values                   2

Part 2:      Annuity Unit Values                        2

Part 3:      Custodian and Independent Accountants      3

Part 4:      Money Market Fund Yield Information        3

Part 5:      Long-Term Market Trends                    3

Part 6:      Financial Statements                       5





                     HOW TO OBTAIN AN ACCUMULATOR STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 49

                     Send this request form to:
                               Equitable Life
                               Income Management Group
                               P.O. Box 1547
                               Secaucus, NJ 07096-1547

                     Please send me an Accumulator SAI:

                     ---------------------------------------------------------
                     Name

                     ---------------------------------------------------------
                     Address

                     ---------------------------------------------------------
                     City                    State                    Zip

                                 ROLLOVER IRA
                     STATEMENT OF ADDITIONAL INFORMATION

                                 MAY 1, 1997
-----------------------------------------------------------------------------


                           COMBINATION VARIABLE AND
                     FIXED DEFERRED ANNUITY CERTIFICATES
                              FUNDED THROUGH THE

                 INVESTMENT FUNDS OF SEPARATE ACCOUNT NO. 49


          HR TRUST                                                   EQ TRUST
--------------------------  ----------------------------------------------------------------------------------------
O (ALLIANCE) AGGRESSIVE     O T. ROWE PRICE INT'L STOCK    O MFS RESEARCH
   STOCK                    O T. ROWE PRICE EQUITY         O MFS EMERGING GROWTH
O (ALLIANCE) COMMON  STOCK     INCOME                         COMPANIES
O (ALLIANCE) SMALL CAP      O EQ/PUTNAM GROWTH             O MORGAN STANLEY EMERGING
   GROWTH                      & INCOME VALUE                 MARKETS EQUITY
O (ALLIANCE)                O EQ/PUTNAM INT'L EQUITY       O WARBURG PINCUS SMALL
  EQUITY INDEX              O EQ/PUTNAM INVESTORS             COMPANY VALUE
O (ALLIANCE) GLOBAL            GROWTH                      O MERRILL LYNCH GLOBAL
O (ALLIANCE) HIGH YIELD     O EQ/PUTNAM BALANCED              ALLOCATION
O (ALLIANCE) MONEY  MARKET                                 O MERRILL LYNCH BASIC VALUE


                                  ISSUED BY:
          THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


           Home Office:        1290 Avenue of the Americas, New York, NY 10104
           Processing          Post Office Box 1547, Secaucus, NJ 07096-1547
           Office:
This statement of additional information (SAI) is not a prospectus. It should be read in conjunction with the Separate Account No. 49 prospectus for the Rollover IRA, dated May 1, 1997. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the Processing Office, by calling 1-800-789-7771, toll-free, or by contacting your Registered Representative.

                     STATEMENT OF ADDITIONAL INFORMATION
                              TABLE OF CONTENTS

                                                     PAGE
------------------------------------------------  --------
Part 1 Minimum Distribution Withdrawals               2
------------------------------------------------  --------
Part 2 Accumulation Unit Values                       2
------------------------------------------------  --------
Part 3 Annuity Unit Values                            2
------------------------------------------------  --------
Part 4 Custodian and Independent Accountants          3
------------------------------------------------  --------
Part 5 Money Market Fund Yield Information            3
------------------------------------------------  --------
Part 6 Long-Term Market Trends                        4
------------------------------------------------  --------
Part 7 Financial Statements                           6
------------------------------------------------  --------



                                Copyright 1997
The Equitable Life Assurance Society of the United States, New York, New York
                                    10104.
                             All rights reserved.

PART 1 -MINIMUM DISTRIBUTION
     WITHDRAWALS

If you elect Minimum Distribution Withdrawals described in Part 5 of the prospectus, each year we calculate the Minimum Distribution Withdrawal amount by using the value of your IRA as of December 31 of the prior calendar year. We then calculate the minimum distribution amount based on the various choices you make. This calculation takes into account withdrawals made during the current calendar year but prior to the date we determine your Minimum Distribution Withdrawal amount, except that when Minimum Distribution Withdrawals are elected in the year in which you attain age 71 1/2, no adjustment will be made for any withdrawals made between January 1 and April 1 in satisfaction of the minimum distribution requirement for the prior year.


An election can also be made (1) to have us recalculate your life expectancy, or joint life expectancies, each year or (2) to have us determine your life expectancy, or joint life expectancies, once and then subtract one year, each year, from that amount. The joint life options are only available if the spouse is the beneficiary. However, if you first elect Minimum Distribution Withdrawals after April 1 of the year following the calendar year in which you attain age 70 1/2, option (1) will apply.

PART 2 -ACCUMULATION
     UNIT VALUES

Accumulation Unit Values are determined at the end of each Valuation Period for each of the Investment Funds. Other annuity contracts and certificates which may be offered by us will have their own accumulation unit values for the Investment Funds which may be different from those for the Rollover IRA.

The Accumulation Unit Value for an Investment Fund for any Valuation Period is equal to the Accumulation Unit Value for the preceding Valuation Period multiplied by the Net Investment Factor for that Investment Fund for that Valuation Period. The NET INVESTMENT FACTOR is (a) -c where:
                                                b


(a) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the Valuation Period before giving effect to any amounts allocated to or withdrawn from the Investment Fund for the Valuation Period. For this purpose, we use the share value reported to us by HR Trust or EQ Trust, as applicable.


(b) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the preceding Valuation Period (after any amounts allocated or withdrawn for that Valuation Period).


(c) is the daily Separate Account mortality and expense risks charge, administration charge and distribution charge relating to the Certificates, times the number of calendar days in the Valuation Period. These daily charges are at an effective annual rate not to exceed a total of 1.35%, 1.55% and 0.85% for X Certificates, Y Certificates and Z Certificates, respectively.


PART 3 -ANNUITY UNIT VALUES


The annuity unit value for each Investment Fund was fixed at $1.00 on       for
Certificates with assumed base rates of net investment return of both 5% and
3 1/2% a year. For each Valuation Period after that date, it is the annuity unit value for the immediately preceding Valuation Period multiplied by the adjusted Net Investment Factor under the Certificate. For each Valuation Period, the adjusted Net Investment Factor is equal to the Net Investment Factor reduced for each day in the Valuation Period by:


o .00013366 of the Net Investment Factor if the assumed base rate of net investment return is 5% a year; or

o .00009425 of the Net Investment Factor if the assumed base rate of net investment return is 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after deduction of charges) is higher or lower than the assumed base rate.

All Certificates have a 5% assumed base rate of net investment return, except in states where that rate is not permitted. Annuity payments under Certificates with an assumed base rate of 3 1/2% will at first be smaller than those under Certificates with a 5% assumed base rate. Payments under the 3 1/2% Certificates, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those under 5% Certificates.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the Business Day specified on your election form, or on such other future date as specified therein and are made on a monthly basis. The first three payments are of equal amounts. Each of the first three payments will be based on the amount specified in the Tables of Guaranteed Annuity Payments in the Certificate.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involved a life contingency, the risk class and the age of the annuitants will affect payments.


The amount of the fourth and each later payment will vary according to the investment performance of the Investment Funds. Each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the Valuation Period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the Valuation Periods ending in that month. Variable income annuities may also be available by separate prospectus through the Investment Funds of other separate accounts we offer.


Illustration of Changes in Annuity Unit Values. To show how we determine variable annuity payments from month to month, assume that the Annuity Account Value on an Annuity Commencement Date is enough to fund an annuity with a monthly payment of $363 and that the annuity unit value for the Valuation Period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be
345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.

PART 4 -CUSTODIAN AND
  INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for shares of the Trust owned by the Separate Account.


The consolidated financial statements and consolidated financial statement schedules of Equitable Life at December 31, 1996 and 1995 and for each of the three years ended December 31, 1996 included in the SAI have been audited by Price Waterhouse LLP.

The consolidated financial statements and consolidated financial statement schedules of Equitable Life at December 31, 1996 and 1995 and for each of the three years ended December 31, 1996 included in this SAI have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing.


PART 5 -MONEY MARKET
  FUND YIELD INFORMATION

The Money Market Fund calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical Certificate with one Accumulation Unit at the beginning of the period. To determine the seven-day rate of return, the net change in the Accumulation Unit Value is computed by subtracting the Accumulation Unit Value at the beginning of the period from an Accumulation Unit Value, exclusive of capital changes, at the end of the period.


Accumulation Unit Values reflect all other accrued expenses of the Money Market Fund but do not reflect any withdrawal charges (under X Certificates), the combined GMDB/GMIB charge or charges for applicable taxes such as state or local premium taxes.


The adjusted net change is divided by the Accumulation Unit Value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the Money Market Fund's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1 ) 365/7 -- 1. The Money Market Fund yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of Accumulation Units of the Money Market Fund will fluctuate and not remain constant.


The Money Market Fund yields reflect charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. Money Market Fund yields should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods, such as the Guarantee Periods. Nor should the yield be compared to the yield of money market funds made available to the general public.

Because the Rollover IRA Certificates described in the prospectus are being offered for the first time in 1997, no yield information is presented.


PART 6 -LONG-TERM MARKET
  TRENDS

As a tool for understanding how different investment strategies may affect long-term results, it may be useful to consider the historical returns on different types of assets. The following charts present historical return trends for various types of securities. The information presented, while not directly related to the performance of the Investment Funds, helps to provide a perspective on the potential returns of different asset classes over different periods of time. By combining this information with knowledge of your own financial needs (e.g., the length of time until you retire, your financial requirements at retirement), you may be able to better determine how you wish to allocate contributions among the Rollover IRA Investment Funds.

Historically, the long-term investment performance of common stocks has generally been superior to that of long-or short-term debt securities. For those investors who have many years until retirement, or whose primary focus is on long-term growth potential and protection against inflation, there may be advantages to allocating some or all of their Annuity Account Value to those Investment Funds that invest in stocks.

                      Growth of $1 Invested on January 1, 1955
                         (Values are as of last business day)

              [THE FOLLOWING TABLE WAS REPRESENTED AS A STACKED AREA
                               GRAPH IN THE PROSPECTUS]

              S&P 500
              TOTAL       U.S.
              RETURN      INFLATION
              ------      ---------
              INDEX       VALUE
              ------      ---------
Dec 1954      1.00        1.00
Dec 1955      1.32        1.00
Dec 1956      1.40        1.03
Dec 1957      1.25        1.06
Dec 1958      1.79        1.08
Dec 1959      2.01        1.10
Dec 1960      2.02        1.11
Dec 1961      2.56        1.12
Dec 1962      2.34        1.14
Dec 1963      2.87        1.15
Dec 1964      3.34        1.17
Dec 1965      3.76        1.19
Dec 1966      3.38	  1.23
Dec 1967      4.19	  1.27
Dec 1968      4.65        1.33
Dec 1969      4.26	  1.41
Dec 1970      4.43	  1.49
Dec 1971      5.06	  1.54
Dec 1972      6.02	  1.59
Dec 1973      5.14	  1.73
Dec 1974      3.78	  1.94
Dec 1975      5.18	  2.08
Dec 1976      6.42	  2.18
Dec 1977      5.96	  2.32
Dec 1978      6.35	  2.53
Dec 1979      7.52   	  2.87
Dec 1980      9.96	  3.23
Dec 1981      9.47	  3.51
Dec 1982     11.50	  3.65
Dec 1983     14.09	  3.79
Dec 1984     14.97	  3.94
Dec 1985     19.78	  4.09
Dec 1986     23.44	  4.13
Dec 1987     24.66	  4.32
Dec 1988     28.81	  4.51
Dec 1989     37.88	  4.72
Dec 1990     36.68 	  5.00
Dec 1991     47.89	  5.16
Dec 1992     51.56	  5.31
Dec 1993     56.71	  5.45
Dec 1994     57.45	  5.60
Dec 1995     78.95	  5.75

                     [END OF GRAPHICALLY REPRESENTED DATA]

[BLACK] Common Stock  [WHITE] Inflation

Source: Ibbotson Associates, Inc. See discussion and information preceding and following chart on next page.

Over shorter periods of time, however, common stocks tend to be subject to more dramatic changes in value than fixed income (debt) securities. Investors who are nearing retirement age, or who have a need to limit short-term risk, may find it preferable to allocate a smaller percentage of their Annuity Account Value to those Investment Funds that invest in common stocks. The following graph illustrates the monthly fluctuations in value of $1 based on monthly returns of the Standard & Poor's 500 during 1990, a year that represents more typical volatility than 1995.




                   Growth of $1 Invested on January 1, 1990
                    (Values are as of last business date)

             [THE FOLLOWING TABLE WAS REPRESENTED AS A SCATTER
                          GRAPH IN THE PROSPECTUS]

                          S&P 500
              U.S. IT     TOTAL
              GVT TR      RETURN
              ------      ---------
              INDEX       INDEX
              ------      ---------
Dec 1989      1.00        1.00
Jan 1990      0.99        0.93
Feb 1990      0.99        0.94
Mar 1990      0.99        0.97
Apr 1990      0.98        0.95
May 1990      1.01        1.04
Jun 1990      1.02        1.03
Jul 1990      1.04        1.03
Aug 1990      1.03        0.93
Sep 1990      1.04        0.89
Oct 1990      1.06        0.89
Nov 1990      1.08        0.94
Dec 1990      1.10	  0.97

Common Stock Intermediate-Term Govt. Bonds

                      [END OF GRAPHICALLY REPRESENTED DATA]

Source: Ibbotson Associates, Inc. See discussion and information preceding and following chart.

The following chart illustrates average annual rates of return over selected time periods be-tween December 31, 1926 and December 31, 1995 for different types of securities: common stocks, long-term government bonds, long-term corporate bonds, intermediate-term govern-ment bonds and U.S. Treasury Bills. For comparison purposes, the Consumer Price Index is shown as a measure of inflation. The average annual returns shown in the chart reflect capital appreciation and assume the reinvestment of dividends and interest. No investment management fees or expenses, and no charges typically associated with deferred annuity products, are reflected.

The information presented is merely a summary of past experience for unmanaged groups of securities and is neither an estimate nor guarantee of future performance. Any invest ment in securities, whether equity or debt, involves varying degrees of potential risk, in addition to offering varying degrees of potential reward.

The rates of return illustrated do not represent returns of the Separate Account. In addition, there is no assurance that the performance of the Investment Funds will correspond to rates of return such as those illustrated in the chart.


For a comparative illustration of performance results of the Investment Funds (which reflect the Trust and Separate Account charges), see "Part 2:
Investment Performance" in the prospectus.


                                MARKET TRENDS:
                     ILLUSTRATIVE ANNUAL RATES OF RETURN

                                                          LONG-TERM    INTERMEDIATE-
  FOR THE FOLLOWING PERIODS      COMMON     LONG-TERM     CORPORATE        TERM         U.S. TREASURY     CONSUMER
        ENDING 12/31/95          STOCKS    GOVT. BONDS      BONDS       GOVT. BONDS         BILLS        PRICE INDEX
-----------------------------  --------  -------------  -----------  ---------------  ---------------  -------------
1 Year                           37.43%       31.67%        26.39%         16.80%           5.60%           2.74%
3 Years                          15.26        12.82         10.47           7.22            4.13            2.72
5 Years                          16.57        13.10         12.07           8.81            4.29            2.83
10 Years                         14.84        11.92         11.25           9.08            5.55            3.48
20 Years                         14.59        10.45         10.54           9.69            7.28            5.23
30 Years                         10.68         7.92          8.17           8.36            6.72            5.39
40 Years                         10.78         6.38          6.75           7.02            5.73            4.46
50 Years                         11.94         5.35          5.75           5.87            4.80            4.36
60 Years                         11.34         5.20          5.46           5.34            4.01            4.10
Since 12/31/26                   10.54         5.17          5.69           5.25            3.72            3.12
Inflation adjusted since 1926     7.20         1.99          2.49           2.07            0.58              --

SOURCE: Ibbotson, Roger G., and Rex A. Sinquefield, Stocks, Bonds, Bills, and Inflation (SBBI), 1982, updated in Stocks, Bonds, Bills and Inflation 1996 Yearbook(Trademark), Ibbotson Associates, Inc., Chicago. All rights reserved.

COMMON STOCKS (S&P 500)--Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

LONG-TERM GOVERNMENT BONDS--Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty year maturity and a reasonably current coupon.

LONG-TERM CORPORATE BONDS--For the period 1969-1995, represented by the Salomon Brothers Long-term, High-Grade Corporate Bond Index; for the period 1946-1968, the Salomon Brothers Index was backdated using Salomon Brothers monthly yield data and a methodology similar to that used by Salomon Brothers for 1969-1995; for the period 1927-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty year maturity.

INTERMEDIATE-TERM GOVERNMENT BONDS--Measured by a one-bond portfolio constructed each year containing a bond with approximately a five year maturity.

U. S. TREASURY BILLS--Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.


INFLATION--Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.

PART 7 -FINANCIAL
  STATEMENTS

The consolidated financial statements of The Equitable Life Assurance Society of the United States included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the Certificates. [To be filed by amendment]


There are no financial statements for the Separate Account as the Certificates offered under the prospectus and SAI are being offered for the first time in 1997.

                                 ACCUMULATOR
                     STATEMENT OF ADDITIONAL INFORMATION




                                 MAY 1, 1997
-----------------------------------------------------------------------------


                           COMBINATION VARIABLE AND
                     FIXED DEFERRED ANNUITY CERTIFICATES
                              FUNDED THROUGH THE


                 INVESTMENT FUNDS OF SEPARATE ACCOUNT NO. 49



          HR TRUST                                                   EQ TRUST
--------------------------  -----------------------------------------------------------------------------------------
O (ALLIANCE) AGGRESSIVE     O T. ROWE PRICE INT'L STOCK     O MFS RESEARCH
   STOCK                    O T. ROWE PRICE EQUITY INCOME   O MFS EMERGING GROWTH
O (ALLIANCE) COMMON         O EQ/PUTNAM GROWTH                 COMPANIES
   STOCK                       & INCOME VALUE               O MORGAN STANLEY EMERGING
O (ALLIANCE) SMALL CAP      O EQ/PUTNAM INT'L EQUITY           MARKETS EQUITY
   GROWTH                   O EQ/PUTNAM INVESTORS GROWTH    O WARBURG PINCUS SMALL
O (ALLIANCE)                O EQ/PUTNAM BALANCED               COMPANY VALUE
   EQUITY INDEX                                             O MERRILL LYNCH GLOBAL
O (ALLIANCE) GLOBAL                                            ALLOCATION
O (ALLIANCE) HIGH YIELD                                     O MERRILL LYNCH BASIC VALUE
O (ALLIANCE) MONEY
   MARKET


                                  ISSUED BY:
          THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

         Home Office:         1290 Avenue of the Americas, New York, NY 10104
         Processing           Post Office Box 1547, Secaucus, NJ 07096-1547
         Office:
This statement of additional information (SAI) is not a prospectus. It should be read in conjunction with the Separate Account No. 49 prospectus for the Accumulator, dated May 1, 1997. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the Processing Office, by calling 1-800-789-7771, toll-free, or by contacting your Registered Representative.

                     STATEMENT OF ADDITIONAL INFORMATION
                              TABLE OF CONTENTS


                                                     PAGE
------------------------------------------------  --------
Part 1 Accumulation Unit Values                       2
------------------------------------------------  --------
Part 2 Annuity Unit Values                            2
------------------------------------------------  --------
Part 3 Custodian and Independent Accountants          3
------------------------------------------------  --------
Part 4 Money Market Fund Yield Information            3
------------------------------------------------  --------
Part 5 Long-Term Market Trends                        4
------------------------------------------------  --------
Part 6 Financial Statements                           5
------------------------------------------------  --------



                                Copyright 1997
The Equitable Life Assurance Society of the United States, New York, New York
                                    10104.
                             All rights reserved.

PART 1 -ACCUMULATION
UNIT VALUES

Accumulation Unit Values are determined at the end of each Valuation Period for each of the Investment Funds. Other annuity contracts and certificates which may be offered by us will have their own accumulation unit values for the Investment Funds which may be different from those for the Accumulator.

The Accumulation Unit Value for an Investment Fund for any Valuation Period is equal to the Accumulation Unit Value for the preceding Valuation Period multiplied by the Net Investment Factor for that Investment Fund for that Valuation Period. The NET INVESTMENT FACTOR is (a) -c where:
                                                b


(a) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the Valuation Period before giving effect to any amounts allocated to or withdrawn from the Investment Fund for the Valuation Period. For this purpose, we use the share value reported to us by HR Trust or EQ Trust, as applicable.


(b) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the preceding Valuation Period (after any amounts allocated or withdrawn for that Valuation Period).


(c) is the daily Separate Account mortality and expense risks charge, administration charge and distribution charge relating to the Certificates, times the number of calendar days in the Valuation Period. These daily charges are at an effective annual rate not to exceed a total of 1.35%, 1.55% and 0.85% for X Certificates, Y Certificates and Z Certificates respectively.


PART 2 -ANNUITY UNIT VALUES


The annuity unit value for each Investment Funds was fixed at $1.00 on
                , for Certificates with assumed base rates of net investment return of both 5% and 3 1/2% a year. For each Valuation Period after that date, it is the annuity unit value for the immediately preceding Valuation Period multiplied by the adjusted Net Investment Factor under the Certificate. For each Valuation Period, the adjusted Net Investment Factor is equal to the Net Investment Factor reduced for each day in the Valuation Period by:


o .00013366 of the Net Investment Factor if the assumed base rate of net investment return is 5% a year; or

o .00009425 of the Net Investment Factor if the assumed base rate of net investment return is 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after deduction of charges) is higher or lower than the assumed base rate.

All Certificates have a 5% assumed base rate of net investment return, except in states where that rate is not permitted. Annuity payments under Certificates with an assumed base rate of 3 1/2% will at first be smaller than those under Certificates with a 5% assumed base rate. Payments under the 3 1/2% Certificates, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those under 5% Certificates.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the Business Day specified on your election form, or on such other future date as specified therein and are made on a monthly basis. The first three payments are of equal amounts. Each of the first three payments will be based on the amount specified in the Tables of Guaranteed Annuity Payments in the Certificate.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involved a life contingency, the risk class and the age of the annuitants will affect payments.


The amount of the fourth and each later payment will vary according to the investment performance of the Investment Funds. Each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the Valuation Period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the Valuation Periods ending in that month. Variable income annuities may also be available by separate prospectus through the Investment Funds of other separate accounts we offer.


Illustration of Changes in Annuity Unit Values.

To show how we determine variable annuity payments from month to month, assume that the Annuity Account Value on an Annuity Commencement Date is enough to fund an annuity with a monthly payment of $363 and that the annuity unit value for the Valuation Period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be
345.71 (363 divided by 1.05 = 345.71).


If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.

PART 3 -CUSTODIAN AND
INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for shares of the Trust owned by the Separate Account.


The consolidated financial statements and consolidated financial statement schedules of Equitable Life at December 31, 1996 and 1995 and for each of the three years ended December 31, 1996 included in the SAI have been audited by Price Waterhouse LLP.

The consolidated financial statements and consolidated financial statement schedules of Equitable Life at December 31, 1996 and 1995 and for each of the three years ended December 31, 1996 included in this SAI have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing.


PART 4 -MONEY MARKET
FUND YIELD INFORMATION

The Money Market Fund calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical Certificate with one Accumulation Unit at the beginning of the period. To determine the seven-day rate of return, the net change in the Accumulation Unit Value is computed by subtracting the Accumulation Unit Value at the beginning of the period from an Accumulation Unit Value, exclusive of capital changes, at the end of the period.


Accumulation Unit Values reflect all other accrued expenses of the Money Market Fund but do not reflect any withdrawal charges (under X Certificate), the combined GMDB/GMIB charge or charges for applicable taxes such as state or local premium taxes.


The adjusted net change is divided by the Accumulation Unit Value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the Money Market Fund's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1 ) 365/7 -1. The Money Market Fund yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of Accumulation Units of the Money Market Fund will fluctuate and not remain constant.


Money Market Fund yields reflect charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. Money Market Fund yields should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods, such as the Guarantee Periods. Nor should the yield be compared to the yield of money market funds made available to the general public.

Because the Accumulator Certificates described in the prospectus are being offered for the first time in 1997, no yield information is presented.


PART 5 - LONG-TERM MARKET
TRENDS

As a tool for understanding how different investment strategies may affect long-term results, it may be useful to consider the historical returns on different types of assets. The following charts present historical return trends for various types of securities. The information presented, while not directly related to the performance of the Investment Funds, helps to provide a perspective on the potential returns of different asset classes over different periods of time. By combining this information with knowledge of personal financial needs (e.g., the length of time until you retire, your financial requirements at retirement), you may be able to better determine how you wish to allocate contributions among the Accumulator Investment Funds.

Historically, the long-term investment performance of common stocks has generally been superior to that of long-or short-term debt securities. For those investors who have many years until retirement, or whose primary focus is on long-term growth potential and protection against inflation, there may be advantages to allocating some or all of their Annuity Account Value to those Investment Funds that invest in stocks.


                   Growth of $1 Invested on January 1, 1955
                   (Values are as of the last business day)

[THE FOLLOWING TABLE WAS REPRESENTED AS A STACKED
AREA GRAPH IN THE PROSPECTUS]


------------------------------------------
		S&P 500
		TOTAL		U.S.
		RETURN		INFLATION
------------------------------------------
		INDEX		VALUE
------------------------------------------
Dec 1955	 1.32		1.00
Dec 1956	 1.40		1.03
Dec 1957	 1.25		1.06
Dec 1958	 1.79		1.08
Dec 1959	 2.01		1.10
Dec 1960	 2.02		1.11
Dec 1961	 2.56		1.12
Dec 1962	 2.34		1.14
Dec 1963	 2.87		1.15
Dec 1964	 3.34		1.17
Dec 1965	 3.76		1.19
Dec 1966	 3.38		1.23
Dec 1967	 4.19		1.27
Dec 1968	 4.65		1.33
Dec 1969	 4.26		1.41
Dec 1970	 4.43		1.49
Dec 1971	 5.06		1.54
Dec 1972	 6.02		1.59
Dec 1973	 5.14		1.73
Dec 1974	 3.78		1.94
Dec 1975	 5.18		2.08
Dec 1976	 6.42		2.18
Dec 1977	 5.96		2.32
Dec 1978	 6.35		2.53
Dec 1979	 7.52		2.87
Dec 1980	 9.96		3.23
Dec 1981	 9.47		3.51
Dec 1982	11.50		3.65
Dec 1983	14.09		3.79
Dec 1984	14.97		3.94
Dec 1985	19.78		4.09
Dec 1986	23.44		4.13
Dec 1987	24.66		4.32
Dec 1988	28.81		4.51
Dec 1989	37.88		4.72
Dec 1990	36.68		5.00
Dec 1991	47.89		5.16
Dec 1992	51.56		5.31
Dec 1993	56.71		5.45
Dec 1994	57.45		5.60
Dec 1995	78.95		5.75
------------------------------------------
[END OF GRAPHICALLY REPRESENTED DATA]

[BLACK] Common Stock   [WHITE] Inflation

Source: Ibbotson Associates, Inc. See discussion and information preceding and following chart.

Over shorter periods of time, however, common stocks tend to be subject to more dramatic changes in value than fixed income (debt) securities. Investors who are nearing retirement age, or who have a need to limit short-term risk, may find it preferable to allocate a smaller percentage of their Annuity Account Value to those Investment Funds that invest in common stocks. The following graph illustrates the monthly fluctuations in value of $1 based on monthly returns of the Standard & Poor's 500 during 1990, a year that represents more typical volatility than 1995.

                   Growth of $1 Invested on January 1, 1990
                   (Values are as of the last business day)

[THE FOLLOWING TABLE WAS REPRESENTED AS A SCATTER
GRAPH IN THE PROSPECTUS]

------------------------------------------
				S&P 500
		U.S. IT		TOTAL
		GVT TR		RETURN
------------------------------------------
		INDEX		INDEX
------------------------------------------
Dec 1989	1.00		1.00
Jan 1990	0.99		0.93
Feb 1990	0.99		0.94
Mar 1990	0.99		0.97
Apr 1990	0.98		0.95
May 1990	1.01		1.04
Jun 1990	1.02		1.03
Jul 1990	1.04		1.03
Aug 1990	1.03		0.93
Sep 1990	1.04		0.89
Oct 1990	1.06		0.89
Nov 1990	1.08		0.94
Dec 1990	1.10		0.97

[END OF GRAPHICALLY REPRESENTED DATA]

Source: Ibbotson Associates, Inc. See discussion and information preceding and following chart.

The following chart illustrates average annual rates of return over selected time periods between December 31, 1926 and December 31, 1995 for different types of securities: common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds and U.S. Treasury Bills. For comparison purposes, the Consumer Price Index is shown as a measure of inflation. The average annual returns shown in the chart reflect capital appreciation and assume the reinvestment of dividends and interest. No investment management fees or expenses, and no charges typically associated with deferred annuity products, are reflected.


The information presented is merely a summary of past experience for unmanaged groups of securities and is neither an estimate or guarantee of future performance. Any investment in securities, whether equity or debt, involves varying degrees of potential risk, in addition to offering varying degrees of potential reward.

The rates of return illustrated do not represent returns of the Separate Account. In addition, there is no assurance that the performance of the Investment Funds will correspond to rates of return such as those illustrated in the chart.

For a comparative illustration of performance results of the Investment Funds (which reflect the Trust and Separate Account charges), see "Part 2:
Investment Performance" in the prospectus.


                                MARKET TRENDS:
                     ILLUSTRATIVE ANNUAL RATES OF RETURN

                                                          LONG-TERM    INTERMEDIATE-
  FOR THE FOLLOWING PERIODS      COMMON     LONG-TERM     CORPORATE        TERM         U.S. TREASURY     CONSUMER
        ENDING 12/31/95          STOCKS    GOVT. BONDS      BONDS       GOVT. BONDS         BILLS        PRICE INDEX
-----------------------------  --------  -------------  -----------  ---------------  ---------------  -------------
1 Year                           37.43%       31.67%        26.39%         16.80%           5.60%           2.74%
3 Years                          15.26        12.82         10.47           7.22            4.13            2.72
5 Years                          16.57        13.10         12.07           8.81            4.29            2.83
10 Years                         14.84        11.92         11.25           9.08            5.55            3.48
20 Years                         14.59        10.45         10.54           9.69            7.28            5.23
30 Years                         10.68         7.92          8.17           8.36            6.72            5.39
40 Years                         10.78         6.38          6.75           7.02            5.73            4.46
50 Years                         11.94         5.35          5.75           5.87            4.80            4.36
60 Years                         11.34         5.20          5.46           5.34            4.01            4.10
Since 12/31/26                   10.54         5.17          5.69           5.25            3.72            3.12
Inflation adjusted since 1926     7.20         1.99          2.49           2.07            0.58              --

SOURCE: Ibbotson, Roger G., and Rex A. Sinquefield, Stocks, Bonds, Bills, and Inflation (SBBI), 1982, updated in Stocks, Bonds, Bills and Inflation 1996 Yearbook(Trademark), Ibbotson Associates Inc., Chicago. All rights reserved.

COMMON STOCKS (S&P 500)--Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

LONG-TERM GOVERNMENT BONDS--Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty year maturity and a reasonably current coupon.

LONG-TERM CORPORATE BONDS--For the period 1969-1995, represented by the Salomon Brothers Long-term, High-Grade Corporate Bond Index for the period 1946-1968, the Salomon Brothers Index was backdated using Salomon Brothers monthly yield data and a methodology similar to that used by Salomon Brothers for 1969-1995; for the period 1927-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty year maturity.

INTERMEDIATE-TERM GOVERNMENT BONDS--Measured by a one-bond portfolio constructed each year containing a bond with approximately a five year maturity.

U. S. TREASURY BILLS--Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

INFLATION--Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.

-----------------------------------------------------------------------------
PART 6 -FINANCIAL
STATEMENTS


The consolidated financial statements of The Equitable Life Assurance Society of the United States included herein should be considered only as bearing upon the ability of Equitable

-----------------------------------------------------------------------------
Life to meet its obligations under the Certificates. [To be Filed by amendment]

There are no financial statements for the Separate Account as the Certificates offered under the prospectus and SAI are being offered for the first time in 1997.

                                     PART C

                               OTHER INFORMATION
                               -----------------
Item 24.        Financial Statements and Exhibits



                (a)          Financial Statements included in Part B.
                             (To be filed by amendment.)

                (b)   Exhibits.

                The following exhibits are filed herewith:

                 1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

                 2.   Not applicable.

                 3.   (a)    Form of Distribution Agreement among Equitable
                             Distributor Inc., Separate Account
                             Nos. 45 and 49 and Equitable Life Assurance
                             Society of the United States, previously filed with this Registration Statement No. 333-05593 on
                             June 10, 1996.

                      (b) Form of Sales Agreement among Equitable Distributors, Inc., as Distributor, a Broker-Dealer (to be named) and a General Agent (to be named), previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

                      (c) Form of The Hudson River Trust Sales Agreement by and among, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc. and Separate Account No. 49 of The Equitable Life Assurance Society of the United States, previously filed with this Registration Statement
                             No. 333-05593 on June 10, 1996.

                 4.   (a)    Form of group annuity contract no. 1050-94IC,
                             incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4 (File
                             No. 33-83750).

                      (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4 (File No. 33-83750).

                      (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4 (File No. 33-83750).

                      (d)    Forms of data pages no. 94ICA/BIM (IRA) and
                             (NQ), , incorporated herein by reference to
                             Exhibit 4(d) to the Registration Statement on Form N-4 (File No. 33-83750).

                      (e) Form of endorsement no. 95ENLCAI to contract no. 1050-94IC and data pages no. 94ICA/BLCA, , incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4 (File No. 33-83750).

                      (f) Forms of data pages for Rollover IRA, IRA Assured Payment Option, IRA Assured Payment Option Plus, Accumulator, Assured Growth Plan, Assured Growth Plan (Flexible Income Program), Assured Payment Plan (Period Certain) and Assured Payment Plan (Life with a Period Certain), incorporated herein by reference to Exhibit 4(f) to the Registration Statement on Form N-4 (File No. 33-83750).

                      (g) Forms of data pages for Rollover IRA, IRA Assured Payment Option Plus and Accumulator, incorporated herein by reference to Exhibit 4(g) to the Registration Statement on Form N-4 (File No. 33-83750).

                      (h) Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to the Registration Statement on Form N-4 (File No. 33-83750).

                      (i) Forms of data pages for the Accumulator, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

                      (j) Forms of data pages for the Rollover IRA, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

                      (k) Forms of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 333-05593 on October 9, 1996.


                      (l) Form of data pages for Accumulator and Rollover IRA, to be filed by amendment.

                 5.   (a)    Forms of application used with the IRA, NQ and
                             Fixed Annuity Markets, incorporated herein by reference to Exhibit 5(a) to the Registration
                             Statement on Form N- 4 (File No. 33-83750).

                      (b) Forms of Enrollment Form/Application for Rollover IRA, Choice Income Plan and Accumulator, incorporated herein by reference to Exhibit 5(b) to
                                      C-2
                             the Registration Statement on Form N-4 (File No. 33- 83750).


                 6.   (a)    Restated Charter of Equitable, as amended
                             January 1, 1997.

                      (b)    By-Laws of Equitable, as amended November 21, 1996.


                 7.   Not applicable.

                 8.   Not applicable.

                 9. Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 333-05593 on August 29, 1996.

                10.   (a)    Consent of Price Waterhouse LLP, to be filed
                             by amendment.

                      (b)    Powers of Attorney.

                11.   Not applicable.

                12.   Not applicable.

                13.   (a)    Formulae for Determining Money Market Fund Yield
                             for a Seven-Day Period for the INCOME MANAGER, previously filed with this Registration Statement
                             No. 333-05593 on June 10, 1996.

                      (b) Formulae for Determining Cumulative and Annualized Rates of Return for the INCOME MANAGER, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

                      (c) Formulae for Determining Standardized Performance Value and Annualized Average Performance Ratio for INCOME MANAGER Certificates, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

                27.   Financial Data Schedule, to be filed by amendment.

 Item 25:       Directors and Officers of Equitable.

                Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 787 Seventh Avenue, New York, New York 10019. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                                              POSITIONS AND
NAME AND PRINCIPAL                                            OFFICES WITH
BUSINESS ADDRESS                                              EQUITABLE
----------------                                              ---------
DIRECTORS

Claude Bebear                                                 Director
AXA S.A.
23, Avenue Matignon
75008 Paris, France

Christopher J. Brocksom                                       Director
AXA Equity & Law
Amersham Road
High Wycombe
Bucks HP 13 5 AL
England

Francoise Colloc'h                                            Director
AXA S.A.
23, Avenue Matignon
75008 Paris, France

Henri de Castries                                             Director
AXA S.A.
23, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                                              Director
The McGraw-Hill Companies
1221 Avenue of the Americas
New York, NY 10020

William T. Esrey                                              Director
Sprint Corporation
P.O. Box 11315
Kansas City, MO 64112

Jean-Rene Fourtou                                             Director
Rhone-Poulenc S.A.
25 Quai Paul Doumer
92408 Courbevoie Cedex,
France

Norman C. Francis                                             Director
Xavier University of Louisiana
7325 Palmetto Street
New Orleans, LA 70125




                                                              POSITIONS AND
NAME AND PRINCIPAL                                            OFFICES WITH
BUSINESS ADDRESS                                              EQUITABLE
----------------                                              ---------
Donald J. Greene                                              Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                                               Director
Harris Corporation
1025 NASA Boulevard
Melbourne, FL 32919

John H.F. Haskell, Jr.                                        Director
Dillon, Read & Co., Inc.
535 Madison Avenue
New York, NY 10028

Mary R. Henderson                                             Director
CPC International, Inc.
International Plaza
P.O. Box 8000
Englewood Cliffs, NJ 07632-9976

W. Edwin Jarmain                                              Director
Jarmain Group Inc.
121 King Street West
Suite 2525
Toronto, Ontario M5H 3T9,
Canada

G. Donald Johnston, Jr.                                       Director
184-400 Ocean Road
John's Island
Vero Beach, FL 32963

Winthrop Knowlton                                             Director
Knowlton Brothers, Inc.
530 Fifth Avenue
New York, NY 10036

Arthur L. Liman                                               Director
Paul, Weiss, Rifkind, Wharton &
   Garrison
1285 Avenue of the Americas
New York, NY 10019

George T. Lowy                                                Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019



                                                              POSITIONS AND
NAME AND PRINCIPAL                                            OFFICES WITH
BUSINESS ADDRESS                                              EQUITABLE
----------------                                              ---------
Didier Pineau-Valencienne                                     Director
Schneider S.A.
64/70 Avenue Jean-Baptiste Clement
92646 Boulogne-Billancourt Cedex
France

George J. Sella, Jr.                                          Director
P.O. Box 397
Newton, NJ 07860

Dave H. Williams                                              Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

OFFICER-DIRECTORS
-----------------

*James M. Benson                                              President, Chief Executive Officer and
                                                              Director

*William T. McCaffrey                                         Senior Executive Vice President,
                                                              Chief Operating Officer and Director

*Joseph J. Melone                                             Chairman of the Board and Director

OTHER OFFICERS
--------------

 A. Frank Beaz                                                Senior Vice President
 1290 Avenue of the Americas
 New York, New York 10104

 Leon Billis                                                  Senior Vice President
 1290 Avenue of the Americas
 New York, New York 10104

 Harvey Blitz                                                 Senior Vice President and Deputy
 1290 Avenue of the Americas                                  Chief Financial Officer
 New York, New York 10104

 Kevin R. Byrne                                               Vice President and Treasurer
 1290 Avenue of the Americas
 New York, New York 10104

*Jerry M. de St. Paer                                         Executive Vice President

 Gordon G. Dinsmore                                           Senior Vice President
 1290 Avenue of the Americas
 New York, New York 10104

 Alvin H. Fenichel                                            Senior Vice President and
 1290 Avenue of the Americas                                  Controller
 New York, New York 10104



                                                              POSITIONS AND
NAME AND PRINCIPAL                                            OFFICES WITH
BUSINESS ADDRESS                                              EQUITABLE
----------------                                              ---------
 Paul J. Flora                                                Senior Vice President and Auditor
 1290 Avenue of the Americas
 New York, New York 10104

*Robert E. Garber                                             Executive Vice President and General
                                                              Counsel

 Donald R. Kaplan                                             Vice President and Chief Compliance
 1290 Avenue of the Americas                                  Officer and Associate General Counsel
 New York, New York 10104

*Michael S. Martin                                            Senior Vice President

 Peter D. Noris                                               Executive Vice President and Chief
 1290 Avenue of the Americas                                  Investment Officer
 New York, New York 10104

 Anthony C. Pasquale                                          Senior Vice President
 1290 Avenue of the Americas
 New York, New York 10104

 Pauline Sherman                                              Vice President, Secretary and Associate
 1290 Avenue of the Americas                                  General Counsel
 New York, New York 10104

 Samuel B. Shlesinger                                         Senior Vice President
 1290 Avenue of the Americas
 New York, New York 10104

 Richard V. Silver                                            Senior Vice President and Deputy
 1290 Avenue of the Americas                                  General Counsel
 New York, New York 10104

*Jose Suquet                                                  Executive Vice President and Chief
                                                              Agency Officer

*Stanley B. Tulin                                             Senior Executive Vice President
                                                              and Chief Financial Officer



Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

               Separate Account No. 49 of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"), a publicly traded company.


                The largest stockholder of the Holding Company is AXA-UAP which beneficially owns approximately 63.9% of the Holding Company's outstanding common stock plus convertible preferred stock. AXA-UAP is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA-UAP, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

The Equitable Companies Incorporated (l991) (Delaware)

      Donaldson, Lufkin & Jenrette, Inc. (1993) (Delaware) (44.1%) (See Addendum B(1) for subsidiaries)

      The Equitable Life Assurance Society of the United States (1859) (New York) (a)(b)

           The Equitable of Colorado, Inc. (l983) (Colorado)

           EVLICO, INC. (1995) (Delaware)

           EVLICO East Ridge, Inc. (1995) (California)

           GP/EQ Southwest, Inc. (1995) (Texas) (5.885%)

           Franconom, Inc. (1985) (Pennsylvania)

           Frontier Trust Company (1987) (North Dakota)

           Gateway Center Buildings, Garage, and Apartment Hotel, Inc. (inactive) (pre-l970) (Pennsylvania)

           Equitable Deal Flow Fund, L.P.

                Equitable Managed Assets (Delaware)

           EREIM LP Associates (99%)

                EML Associates, L.P. (19.8%)

           Alliance Capital Management L.P. (2.71% limited partnership interest)

           ACMC, Inc. (1991) (Delaware)(s)

                Alliance Capital Management L.P. (1988) (Delaware) (49.09% limited partnership interest)

           EVCO, Inc. (1991) (New Jersey)

           EVSA, Inc. (1992) (Pennsylvania)

           Prime Property Funding, Inc. (1993) (Delaware)

           Wil Gro, Inc. (1992) (Pennsylvania)

           Equitable Underwriting and Sales Agency (Bahamas) Limited (1993) (Bahamas)

 (a) Registered Broker/Dealer       (b) Registered Investment Advisor

      Donaldson Lufkin & Jenrette, Inc.
      The Equitable Life Assurance Society of the United States (cont.)

           Fox Run, Inc. (1994) (Massachusetts)

           STCS, Inc. (1992) (Delaware)

           CCMI Corporation (1994) (Maryland)

           FTM Corporation (1994) (Maryland)

           HVM Corporation (1994) (Maryland)

           Equitable BJVS, Inc. (1992) (California)

           Equitable Rowes Wharf, Inc. (1995) (Massachusetts)

           GP/EQ Southwest, Inc. (1995) (Texas) (94.132%)

           Camelback JVS, Inc. (1995) (Arizona)

           ELAS Realty, Inc. (1996) (Delaware)

           Equitable Realty Assets Corporation (1983)(Delaware)

           100 Federal Street Realty Corporation (Massachusetts)

           Equitable Holding Corporation (1985) (Delaware)

                EQ Financial Consultants, Inc. (formerly Equico Securities, Inc.) (l97l) (Delaware) (a) (b)

                ELAS Securities Acquisition Corp. (l980) (Delaware)

                100 Federal Street Funding Corporation (Massachusetts)

                EquiSource of New York, Inc. (1986) (New York) (See Addendum A for subsidiaries)

                Equitable Casualty Insurance Company (l986) (Vermont)

                EREIM LP Corp. (1986) (Delaware)

                      EREIM LP Associates (1%)

                           EML Associates (.02%)

                Six-Pac G.P., Inc. (1990) (Georgia)

                Equitable Distributors, Inc. (1988) (Delaware) (a)

 (a) Registered Broker/Dealer       (b) Registered Investment Advisor

  Donaldson Lufkin & Jenrette, Inc.
  The Equitable Life Assurance Society of the United States (cont.)
      Equitable Holding Corporation (cont.)

                Equitable JVS, Inc. (1988) (Delaware)

                      Astor/Broadway Acquisition Corp. (1990) (New York)

                      Astor Times Square Corp. (1990) (New York)

                      P.C. Landmark, Inc. (1990) (Texas)

                      Equitable JVS II, Inc. (1994) (Maryland)

                      EJSVS, Inc. (1995) (New Jersey)

           Donaldson, Lufkin & Jenrette, Inc. (1985 by EIC; 1993 by EQ and
                      EHC) (Delaware) (36.1%) (See Addendum B(1) for subsidiaries)

           JMR Realty Services, Inc. (1994) (Delaware)

           Equitable Structured Settlement Corporation (1996) (Delaware)

           Equitable Investment Corporation (l97l) (New York)

                Stelas North Carolina Limited Partnership (50% limited partnership interest) (l984)

                Equitable JV Holding Corporation (1989) (Delaware)

                Alliance Capital Management Corporation (l991) (Delaware) (b) (See Addendum B(2) for subsidiaries)

                Equitable Capital Management Corporation (l985) (Delaware) (b)

                      Alliance Capital Management L.P. (1988) (Delaware) (14.67% limited partnership interest)

                EQ Services, Inc. (1992) (Delaware)

                Equitable Agri-Business, Inc. (1984) Delaware

                Equitable Real Estate Investment Management, Inc. (l984) (Delaware) (b) (See Addendum B (3) for subsidiaries)

                       (b) Registered Investment Advisor

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                            ADDENDUM A - SUBSIDIARY
                        OF EQUITABLE HOLDING CORPORATION
                       HAVING MORE THAN FIVE SUBSIDIARIES



EquiSource of New York, Inc. (formerly Traditional Equinet Business Corporation of New York) has the following subsidiaries that are brokerage companies to make available to Equitable Agents within each state traditional (non-equity) products and services not manufactured by Equitable:

      EquiSource of Alabama, Inc. (1986) (Alabama)
      EquiSource of Arizona, Inc. (1986) (Arizona)
      EquiSource of Arkansas, Inc. (1987) (Arkansas)
      EquiSource Insurance Agency of California, Inc. (1987) (California) EquiSource of Colorado, Inc. (1986) (Colorado)
      EquiSource of Delaware, Inc. (1986) (Delaware)
      EquiSource of Hawaii, Inc. (1987) (Hawaii)
      EquiSource of Maine, Inc. (1987) (Maine)
      EquiSource Insurance Agency of Massachusetts, Inc. (1988) (Massachusetts) EquiSource of Montana, Inc. (1986) (Montana)
      EquiSource of Nevada, Inc. (1986) (Nevada)
      EquiSource of New Mexico, Inc. (1987) (New Mexico)
      EquiSource of Pennsylvania, Inc. (1986) (Pennsylvania)
      EquiSource Insurance Agency of Utah, Inc. (1986) (Utah)
      EquiSource of Washington, Inc. (1987) (Washington)
      EquiSource of Wyoming, Inc. (1986) (Wyoming)

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                      ADDENDUM B - INVESTMENT SUBSIDIARIES
                       HAVING MORE THAN FIVE SUBSIDIARIES


Donaldson, Lufkin & Jenrette, Inc. has the following subsidiaries, and approximately 150 other subsidiaries, most of which are special purpose subsidiaries (the number fluctuates according to business needs):


                  Donaldson, Lufkin & Jenrette, Securities Corporation (1985) (Delaware) (a) (b)
                       Wood, Struthers & Winthrop Management Corp. (1985) (Delaware) (b)
                  Autranet, Inc. (1985) (Delaware) (a)
                  DLJ Real Estate, Inc.
                  DLJ Capital Corporation (b)
                  DLJ Mortgage Capital, Inc. (1988) (Delaware)
                       Column Financial, Inc. (1993) (Delaware) (50%)


Alliance Capital Management Corporation (as general partner) (b)has the following subsidiaries:
                  Alliance Capital Management L.P. (1988) (Delaware) (b)
                       Alliance Capital Management Corporation of Delaware,
                       Inc. (Delaware)
                             Alliance Fund Services, Inc. (Delaware) (a)
                             Alliance Fund Distributors, Inc. (Delaware) (a) Alliance Capital Oceanic Corp. (Delaware)
                             Alliance Capital Management Australia Pty. Ltd. (Australia)
                             Meiji - Alliance Capital Corp. (Delaware) (50%) Alliance Capital (Luxembourg) S.A. (99.98%) Alliance Eastern Europe Inc. (Delaware)
                             Alliance Barra Research Institute, Inc.
                             (Delaware) (50%)
                             Alliance Capital Management Canada, Inc. (Canada) (99.99%)
                             Alliance Capital Management (Brazil) Llda
                             Alliance Capital Global Derivatives Corp.
                             (Delaware)
                             Alliance International Fund Services S.A.
                             (Luxembourg)
                             Alliance Capital Management (India) Ltd. (Delaware) Alliance Capital Mauritius Ltd.
                             Alliance Corporate Finance Group, Incorporated (Delaware)
                                Equitable Capital Diversified Holdings, L.P. I Equitable Capital Diversified Holdings, L.P. II
                             Curisitor Alliance L.L.C. (Delaware)
                                Curisitor Holdings Limited (UK)
                                Alliance Capital Management (Japan), Inc.
                                Alliance Capital Management (Asia) Ltd.
                                Alliance Capital Management (Turkey), Ltd.
                                Cursitor Alliance Management Limited (UK)


        (a) Registered Broker/Dealer         (b) Registered Investment Advisor

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                               ADDENDUM B (Cont.)
                            INVESTMENT SUBSIDIARIES
                       HAVING MORE THAN FIVE SUBSIDIARIES

Equitable Real Estate Investment Management Inc. (b) has the following subsidiaries:

             Equitable Realty Portfolio Management, Inc. (1984) (Delaware)
                  EQK Partners (100% general partnership interest)
             Compass Management and Leasing Co. (formerly EREIM, Inc.) (1984) (Colorado)
             Equitable Real Estate Capital Markets, Inc. (1987) (Delaware)
              (a)
             EPPNLP Corp. (1987) (Delaware)
             Equitable Pacific Partners Corp. (1987) (Delaware)
                  Equitable Pacific Partners Limited Partnership
             EREIM Managers Corp. (1986) (Delaware)
                  ML/EQ Real Estate Portfolio, L.P.
                       EML Associates, L.P. (80%)
             Compass Retail, Inc. (1990) (Delaware)
             Compass Management and Leasing, Inc. (1991) (Delaware)
                  CJVS, Inc. (1994) (California)
                  Compass Cayman (1996) (Cayman Islands)
                  Compass Management and Leasing (UK) Limited
             Column Financial, Inc. (1993) (Delaware) (50%)
             Buckhead Strategic Corp. (1994) (Delaware)
                  Buckhead Strategic Fund, L.P.
                       BH Strategic Co. I, L.P.
                       BH Strategic Co. II, L.P.
                       BH Strategic Co. III, L.P.
                       BH Strategic Co. IV, L.P.
             Community Funding, Inc. (1994) (Delaware)
                  Community Mortgage Fund, L.P. (1994) (Delaware)
             Buckhead Strategic Corp., II (1995) (Delaware)
                  Buckhead Strategic Fund L.P. II
                       Buckhead Co. I, L.P.
                       Buckhead Co. II, L.P.
                       Buckhead Co. III, L.P.
                             HYDOC, L.L.C.
                             Headwind Holding Corp.
                       Buckhead Co. IV, L.P.
                       Tricon Corp.
                             Tricon, L.P.
             Equitable Real Estate Hyperion Capital Advisors LLC (1995)
              (Delaware)

                                AXA GROUP CHART

The information listed below is dated as of January 1, 1996; percentages shown represent voting power. The name of the owner is noted when AXA indirectly controls the company.

                 AXA INSURANCE AND REINSURANCE BUSINESS HOLDING

COMPANY                                            COUNTRY                 VOTING POWER
-------                                            -------                 ------------
Axa Assurances Iard                                France                  96.9%

Axa Assurances Vie                                 France                  100% by Axa and Uni Europe Vie

Uni Europe Assurance                               France                  100% by Axa and Axa Assurances Iard

Uni Europe Vie                                     France                  99.3% by Axa and Axa Assurances Iard

Alpha Assurances Vie                               France                  100%

Axa Direct                                         France                  100%

Direct Assurances Iard                             France                  100% by Axa Direct

Direct Assurance Vie                               France                  100% by Axa Direct

Axa Direkt Versicherung A.G.                       Germany                 100% owned by Axa Direct

Axiva                                              France                  90.3%

Defense Civile                                     France                  95%

Societe Francaise d'Assistance                     France                  51.2% by Axa Assurances Iard

Monvoisin Assurances                               France                  99.92% by different companies and Mutuals

Societe Beaujon                                    France                  100%

Lor Finance                                        France                  99.9%

Jour Finance                                       France                  100% by different companies

Compagnie Auxiliaire pour le Commerce et           France                  100% by Societe Beaujon
l'Industrie

C.F.G.A.                                           France                  99.96% owned by the mutuals and Finaxa

Saint Bernard Diffusion                            France                  89.9%

Sogarep                                            France                  95%, (100% with the mutuals)

Argovie                                            France                  100% by Axiva and SCA Argos

Finargos                                           France                  66.4% owned by Axiva

Astral                                             France                  100% by Uni Europe Assurance

Argos                                              France                  N.S.

Finaxa Belgium                                     Belgium                 100%


COMPANY                                            COUNTRY                 VOTING POWER
-------                                            -------                 ------------

Axa Belgium                                        Belgium                 18.5% by Axa(SA) and 72.5% by Finaxa Belgium

De Kortrijske Verzekering                          Belgium                 99.8%

Juris                                              Belgium                 100%

Finaxa Luxembourg                                  Luxembourg              100%

Axa Assurance IARD Luxembourg                      Luxembourg              99.4%

Axa Assurance Vie Luxembourg                       Luxembourg              99.4%

Axa Aurora                                         Spain                   50%

Aurora Polar SA de Seguros y Reaseguros            Spain                   99.8% owned by Axa Aurora

Axa Vida SA de Seguros y Reaseguros                Spain                   99.8% owned by Axa Aurora

Axa Gestion de Seguros y Reaseguros                Spain                   100% owned by Axa Aurora

Axa Assicurazioni                                  Italy                   100%

Eurovita                                           Italy                   30% owned by Axa Assicurazioni

Axa Equity & Law plc                               U.K.                    99.9%

Axa Equity & Law Life Assurance Society            U.K.                    100% by Axa Equity & Law plc

Axa Equity & Law International                     U.K.                    100% owned by Axa Equity & Law plc


Axa Equity & Law Levensverzekeringen               Netherlands             100% by Axa Equity & Law plc

Axa Insurance                                      U.K.                    100%

Axa Global Risks                                   U.K.                    100% by Axa and Uni Europe Assurance

Axa U.K.                                           U.K.                    100%

Axa Canada                                         Canada                  100%

Boreal Insurance                                   Canada                  100% owned by AXA Canada

Axa Assurances Inc.                                Canada                  100% owned by Axa Canada

Axa Insurance Inc.                                 Canada                  100% owned by Axa Canada

Anglo Canada General Insurance Cy                  Canada                  100% owned by Axa Canada

Axa Pacific Insurance                              Canada                  100% by Boreal Insurance

Boreal Assurances Agricoles                        Canada                  100% by Boreal Insurance



COMPANY                                            COUNTRY                 VOTING POWER
-------                                            -------                 ------------

Sime Axa Berhad                                    Malaysia                30%

Axa Sime Investment Holdings Pte Ltd               Singapore               50%

Axa Sime Assurance                                 Hong Kong               100% owned by Axa Sime Invt. Holdings Pte
                                                                           Ltd

Axa Sime Assurance                                 Singapore               100% owned by Axa Sime Invt Holdings Pte Ltd

Axa Life Insurance                                 Hong Kong               100%

PT Asuransi Axa Indonesia                          Indonesia               80%

Equitable Cies Incorp.                             U.S.A.                  60.6% owned by Axa, 44.4% Financiere 45,
                                                                           3.8%, Lorfinance 7.6% and Axa Equity & Law
                                                                           Life Association Society 4.8%

Equitable Life Assurance of the USA                U.S.A.                  100% owned by Equitable Cies Inc.

National Mutual Holdings Ltd                       Australia               51%

The National Mutual Life Association of            Australia               100% owned by National Mutual Holdings Ltd
Australasia Ltd

National Mutual International Pty Ltd                                      74% owned by National Mutual Holdings Ltd
                                                                           and 26% by The National Mutual Life
                                                                           Association of Australasia

National Mutual (Bermuda) Ltd                      Australia               100% owned by National Mutual International
                                                                           Pty Ltd

National Mutual Asia Ltd                           Bermudas                54% owned by National Mutual (Bermuda) Ltd
                                                                           and 20% by Delta Ltd

National Mutual Funds Management (Global) Ltd      Australia               100% owned by National Mutual Holdings Ltd

National Mutual Funds Management North             USA                     100% owned by National Mutual Funds
America Holdings Inc.                                                      Management (Global) Ltd

Australian Casualty & Life Ltd                     Australia               100% owned by National Mutual Holdings Ltd

National Mutual Health Insurance Pty Ltd           Australia               100% owned by National Mutual Holdings Ltd

Axa Reassurance                                    France                  100%

Axa Re Finance                                     France                  100% owned by Axa Reassurance

Axa Re Vie                                         France                  100% owned by Axa Reassurance

Axa Cessions                                       France                  100%




COMPANY                                            COUNTRY                 VOTING POWER
-------                                            -------                 ------------

Abeille Reassurances                               France                  100% owned by Axa Reassurance

Axa Re Mexico                                      Mexico                  100% owned by Axa Reassurance

Axa Re Asia                                        Singapore               100% owned by Axa Reassurance

Axa Re U.K. Plc                                    U.K.                    100% owned by Axa Re U.K. Holding

Axa Re U.K. Holding                                U.K.                    100% owned by Axa Reassurance

Axa Re U.S.A.                                      U.S.A.                  100% owned by Axa America


Axa America                                        U.S.A.                  100% owned by Axa Reassurance

International Technology Underwriters Inc.         U.S.A.                  80% owned by Axa America
(INTEC)

Axa Re Life                                        U.S.A.                  100% owned by Axa Re Vie

C.G.R.M.                                           Monaco                  100% by Axa Reassurance

Axa Life Insurance                                 Japan                   100% owned by Axa

Dongbu Axa Life Insurance Co Ltd                   Korea                   50%

Axa Oyak Hayat Sigota                              Turkey                  60%

Oyak Hayat Sigorta                                 Turkey                  11%


                             AXA FINANCIAL BUSINESS


COMPANY                                            COUNTRY                 VOTING POWER
-------                                            -------                 ------------

Compagnie Financiere de Paris (C.F.P.)             France                  96.9%, (100% with the Mutuals)

Axa Banque                                         France                  98.7% owned by C.F.P.

Financiere 78                                      France                  100% owned by C.F.P.

Axa Credit                                         France                  65% owned by C.F.P.

Axa Gestion Interessement                          France                  100% owned by C.F.P.

Compagnie Europeenne de Credit (C.E.C.)            France                  100% owned by C.F.P.

Fidei                                              France                  20.7% owned by C.F.P. and 10.8% by Axamur

Meeschaert Rousselle                               France                  100% owned by Financiere 78

M R Futures SNC                                    France                  59% by Meeschaert Rousselle

Opale Derivee Bourse                               France                  89.4% by M.R. Futures and Meeschaert
                                                                           Rousselle

Anjou Courtage                                     France                  70% owned by Meeschaert Rousselle

Axiva Gestion                                      France                  100% owned by Axiva

Juri Creances                                      France                  100% by different companies

Societe de Placements Selectionnes S.P.S.          France                  99.3% with the Mutuals

Presence et Initiative                             France                  73% with the Mutuals

Vamopar                                            France                  100% owned by Societe Beaujon

Financiere Mermoz                                  France                  100%

Axa Asset Management Europe                        France                  100%

Axa Asset Management Partenaires                   France                  100% owned by Axa Asset Management Europe

Axa Asset Management Conseils                      France                  100% owned by Axa Asset Management Europe

Axa Asset Management Distribution                  France                  100% owned by Axa Asset Management Europe

Axa Equity & Law Home Loans                        U.K.                    100% owned by Axa Equity & Law

Axa Equity & Law Commercial Loans                  U.K.                    100% owned by Axa Equity & Law



COMPANY                                            COUNTRY                 VOTING POWER
-------                                            -------                 ------------

Alliance Capital Management                        U.S.A.                  59% held by ELAS

Donaldson Lufkin & Jenrette                        U.S.A.                  36.1% owned by ELAS and 44.1% by Equitable
                                                                           Cies Inc.

Cogefin                                            Luxembourg              100% owned by Axa Belgium

Soflinter                                          Belgium                 100% owned by Axa Belgium

Financiere 45                                      France                  99.6%

Mofipar                                            France                  99.76% owned by Societe Beaujon

ORIA                                               France                  100% owned by Axa Millesimes

Axa Oeuvres d'Art                                  France                  100% by the Mutuals

Axa Cantenac Brown                                 France                  100%

Colisee Acti Finance 1                             France                  100% owned by Societe Beaujon

Colisee Acti Finance 2                             France                  100% owned by Axa Assurances Iard Mutuelle

Participations 2001                                France                  100% owned by Societe Beaujon

Finalor                                            France                  100% owned by Societe Beaujon



                            AXA REAL ESTATE BUSINESS

COMPANY                                            COUNTRY                 VOTING POWER
-------                                            -------                 ------------

C.I.P.M.                                           France                  97.6% with the Mutuals

Fincosa                                            France                  100% owned by C.I.P.M.

Prebail                                            France                  100% owned by Societe Beaujon and C.F.P.

Axamur                                             France                  100% by different companies and mutuals

Parigest                                           France                  100% by the Mutuals, C.I.P.M. and Fincosa

Parimmo                                            France                  100% by the insurance companies and the
                                                                           mutuals

S.G.C.I.                                           France                  100% with the Mutuals

Transaxim                                          France                  99.4% owned by S.G.C.I.

Compagnie Parisienne de Participations             France                  100% owned by S.G.C.I.

Monte Scopeto                                      France                  100% owned by C.P.P.

Matipierre                                         France                  100% by different companies

Securimmo                                          France                  87% by different companies and mutuals

Paris Orleans                                      France                  99.9% by different companies

Colisee Bureaux                                    France                  99.4% by different companies

Colisee Premiere                                   France                  99.9% by different companies

Colisee Laffitte                                   France                  99.8% by Colisee Bureaux

Carnot Laforge                                     France                  100% by Colisee Premiere

Parc Camoin                                        France                  100% by Colisee Premiere

Delta Point du Jour                                France                  100% owned by Matipierre

Paroi Nord de l'Arche                              France                  100% owned by Matipierre

Falival                                            France                  100% owned by Axa Reassurance

Compagnie du Gaz d'Avignon                         France                  99% owned by Axa Assurances Iard

Ahorro Familiar                                    France                  40.1% owned by Axa Assurances Iard

Fonciere du Val d'Oise                             France                  100% owned by C.P.P.

Sodarec                                            France                  99.9% owned by C.P.P.

Centrexpo                                          France                  99.9% owned by C.P.P.



COMPANY                                            COUNTRY                 VOTING POWER
-------                                            -------                 ------------

Fonciere de la Vile du Bois                        France                  99.6% owned by Centrexpo

Colisee Seine                                      France                  97.4% by different companies

Translot                                           France                  99.9% by SGCI

S.N.C. Dumont d'Urville                            France                  100% owned by Colisee Premiere

Colisee Participations                             France                  100% by SGCI

Colisee Federation                                 France                  100% by SGCI

Colisee Saint Georges                              France                  100% by SGCI

Drouot Industrie                                   France                  50% by SGCI

Colisee Vauban                                     France                  99.7% by Matipierre

Fonciere Colisee                                   France                  98.9% by Matipierre

Axa Pierre S.C.I.                                  France                  97.6% owned by different companies and
                                                                           Mutuals

Axa Millesimes                                     France                  77.8% owned by AXA and the Mutuals

Chateau Suduirault                                 France                  100% owned by Axa Millesimes

Diznoko                                            Hongrie                 100% owned by Axa Millesimes

Compagnie Fonciere Matignon                        France                  100% by different companies and Mutuals

Equitable Real Estate Investment                   U.S.A.                  100% owned by ELAS

Quinta do Noval Vinhos S.A.                        Portugal                99.9% owned by Axa Millesimes


                               OTHER AXA BUSINESS


COMPANY                                            COUNTRY                 VOTING POWER
-------                                            -------                 ------------

A.N.F.                                             France                  95.4% owned by Finaxa

SCOR                                               France                  10.1% owned by Axa Reassurance

Campagnie du Cambodge                              France                  23% owned by A.N.F.

Lucia                                              France                  20.6% owned by Axa Assurance Iard and 8.6%
                                                                           by the mutuals

Rubis et Cie                                       France                  12.7% owned by Uni Europe Assurance

Schneider S.A.                                     France                  10%

Eurofin                                            France                  31.6% owned by Compangie Financiere de Paris

                                     C-23

                                ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

                                                   NOTES

1. The year of formation or acquisition and state or country of incorporation of each affiliate is shown.

2. The chart omits certain relatively inactive special purpose real estate subsidiaries, partnerships, and joint ventures formed to operate or develop a single real estate property or a group of related properties, and certain inactive name-holding corporations.


3. All ownership interests on the chart are 100% common stock ownership except: (a) The Equitable Companies Incorporated's 44.1% interest in Donaldson, Lufkin & Jenrette, Inc. and Equitable Holding Corporation's 36.1% interest in same; (b) as noted for certain partnership interests;
       (c) Equitable Life's ACMC, Inc.'s and Equitable Capital Management Corporation's limited partnership interests in Alliance Capital Management L.P.; (d) as noted for certain subsidiaries of Alliance Capital Management Corp. of Delaware, Inc.; (e) Treasurer Robert L. Bennett's 20% interest in Compass Management and Leasing Co. (formerly EREIM, Inc.); and (f) DLJ Mortgage Capital's and Equitable Real Estate's respective ownerships, 50% each in Column Financial, Inc.


4. The operational status of the entities shown as having been formed or authorized but "not yet fully operational" should be checked with the appropriate operating areas, especially for those that are start-up situations.

5. The following entities are not included in this chart because, while they have an affiliation with The Equitable, their relationship is not the ongoing equity-based form of control and ownership that is characteristic of the affiliations on the chart, and, in the case of the first two entities, they are under the direction of at least a majority of "outside" trustees:

                              The Equitable Funds
                             The Hudson River Trust
                               Separate Accounts


6.     This chart was last revised on January 1, 1997.

Item 27.        Number of Contractowners

                As of January 31, 1997, there were 2,059 owners of qualified and non-qualified contracts offered by the registrant hereunder.


Item 28.        Indemnification

                Indemnification of Principal Underwriter

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable Distributors, Inc. has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of Equitable Distributors, Inc.

                Undertaking

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.        Principal Underwriters

                (a) Equitable Distributors, Inc., an indirect wholly-owned subsidiary of Equitable, is the principal underwriter for Separate Account No. 49. The principal business address of Equitable Distributors, Inc. is 787 Seventh Avenue, New York, NY 10019.

                (b) Set forth below is certain information regarding the directors and principal officers of Equitable Distributors, Inc. The business address of the persons whose names are preceded by an asterisk is that of Equitable Distributors, Inc.


NAME AND PRINCIPAL                                            POSITIONS AND OFFICES
BUSINESS ADDRESS                                              WITH UNDERWRITER
----------------                                              ----------------
*Jerome Golden                                                Chairman of the Board and Director

 James A. Shepherdson, III                                    Co-Chief Executive Officer, Co-President,
 660 Newport Center Drive                                     Managing Director, and Director
 Suite 1200
 Newport Beach, CA 92660

 Greg Brakovich                                               Co-Chief Executive Officer, Co-President,
 660 Newport Center Drive                                     Managing Director, and Director
 Suite 1200
 Newport Beach, CA 92660

 Phillip Meserve                                              Managing Director
 660 Newport Center Drive
 Suite 1200
 Newport Beach, CA 92660

 Dennis Witte                                                 Senior Vice President
 135 W 50th Street
 New York, NY 10019

*James M. Benson                                              Director

*William T. McCaffrey                                         Director

 Thomas D. Bullen                                             Chief Financial Officer
 200 Plaza Drive
 Secaucus, NJ 07096-1583

 Michael Brzozowski                                           Chief Compliance Officer
 1290 Avenue of the Americas
 New York, NY 10104


 Ronald R. Quist                                              Treasurer
 135 W 50th Street
 New York, NY 10019

 Janet Hannon                                                 Secretary
 1290 Avenue of the Americas
 New York, NY 10104

 Linda Galasso                                                Assistant Secretary
 1290 Avenue of Americas
 New York, NY 10104


                (c) The information under "Distribution of the Certificates" in the Prospectus forming a part of this Registration Statement is incorporated herein by reference.

Item 30.        Location of Accounts and Records

                  The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 787 Seventh Avenue, New York, New York 10019. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.


Item 31.        Management Services

                Not applicable.


Item 32.        Undertakings

The Registrant hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

                (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                (d) Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Certificates. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf, in the City and State of New York, on this 6th day of March, 1997.


                             SEPARATE ACCOUNT No. 49 OF
                             THE EQUITABLE LIFE ASSURANCE SOCIETY OF
                             THE UNITED STATES
                                           (Registrant)

                              By: The Equitable Life Assurance
                                  Society of the United States

                              By: /s/ Jerome S. Golden
                                  ----------------------------------
                                Jerome S. Golden
                                President,
                                Income Management Group,
                                A Division of The Equitable Life
                                Assurance Society of the United
                                States

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the registration statement to be signed on its behalf, in the City and State of New York, on this 6th day of March, 1997.


                                  THE EQUITABLE LIFE ASSURANCE SOCIETY
                                  OF THE UNITED STATES
                                                 (Depositor)

                                  By:  /s/ Jerome S. Golden
                                     -----------------------------------
                                             Jerome S. Golden
                                                President,
                                     Income Management Group,
                                     A Division of The Equitable Life
                                     Assurance Society of the United States


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

James M. Benson                             President, Chief Executive Officer
                                            and Director

William T. McCaffrey                        Senior Executive Vice President,
                                            Chief Operating Officer and Director

Joseph J. Melone                            Chairman of the Board and Director

PRINCIPAL FINANCIAL OFFICER:

Stanley B. Tulin                            Senior Executive Vice President
                                            and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

/s/ Alvin H. Fenichel                       Senior Vice President and Controller
---------------------
Alvin H. Fenichel
March 6, 1997



DIRECTORS:
Claude Bebear             Jean-Rene Foutou             Winthrop Knowlton
James M. Benson           Norman C. Francis            Arthur L. Liman
Christopher Brocksom      Donald J. Greene             George T. Lowy
Francoise Colloc'h        John T. Hartley              William T. McCaffrey
Henri de Castries         John H.F. Haskell, Jr.       Joseph J. Melone
Joseph L. Dionne          W. Edwin Jarmain             George J. Sella, Jr.
William T. Esrey          G. Donald Johnston, Jr.      Dave H. Williams



By: /s/ Jerome S. Golden
    --------------------
        Jerome S. Golden
        Attorney-in-Fact
        March 6, 1997

                                 EXHIBIT INDEX
                                 -------------


          EXHIBIT NO.                                                  PAGE NO.
          ----------                                                   --------

          6(a) Restated Charter of Equitable, as amended January 1, 1997.

          6(b) By-Laws of Equitable, as amended November 21, 1996.

         10(b) Powers of Attorney.